    As filed with the Securities and Exchange Commission on April 16, 2009



                                                            File Nos. 333-137969

                                                                      811-08306


                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4


            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No. []


                       Post-Effective Amendment No. 6 [x]


                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                               Amendment No. 184


                                                                             [x]
                        (Check Appropriate Box or Boxes)



              First MetLife Investors Variable Annuity Account One

                           (Exact Name of Registrant)



                   First MetLife Investors Insurance Company

                              (Name of Depositor)

                       200 Park Avenue New York, NY 10166

        (Address of Depositor's Principal Executive Offices) (Zip Code)


              (Depositor's Telephone Number, including Area Code)

                                 (800) 989-3752


                    (Name and Address of Agent for Service)

                               Richard C. Pearson

                                 Vice President

                   First MetLife Investors Insurance Company

                          c/o 5 Park Plaza, Suite 1900

                                Irvine, CA 92614

                                 (949) 223-5680


                                   COPIES TO:


                                W. Thomas Conner

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW

                           Washington, DC 20004-2415

                                 (202) 383-0590


                 (Approximate Date of Proposed Public Offering)


It is proposed that this filing will become effective (check appropriate box):


[]     immediately upon filing pursuant to paragraph (b) of Rule 485.



[x]    on May 1, 2009 pursuant to paragraph (b) of Rule 485.



[]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.


[]     on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:


[]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered: Individual Variable Annuity Contracts

                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

        SUPPLEMENT DATED MAY 1, 2009 TO PROSPECTUSES DATED MAY 1, 2009

   This supplements the prospectuses dated May 1, 2009, for the PrimElite IVSM contracts issued by MetLife Investors USA Insurance Company and First MetLife Investors Insurance Company. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (888) 556-5412 to request a free copy.

1. BlackRock Legacy Large Cap Growth Portfolio (Class A)

   After the close of business on May 1, 2009, the Met/AIM Capital Appreciation Portfolio (Class A) of Met Investors Series Trust merged into the BlackRock Legacy Large Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc. The BlackRock Legacy Large Cap Growth Portfolio (Class A) has been added to the contracts solely to receive account values transferred from the Met/AIM Capital Appreciation Portfolio (Class A) pursuant to the merger. The BlackRock Legacy Large Cap Growth Portfolio (Class A) is closed for new allocations of purchase payments and transfers of account value (except for existing rebalancing and dollar cost averaging programs). The information provided is for the year ended December 31, 2008.

BlackRock Legacy Large Cap Growth Portfolio (Class A) of Metropolitan Series Fund, Inc.

a. Adviser: MetLife Advisers, LLC

   Subadviser: BlackRock Advisors, LLC

b. Investment Objective: The BlackRock Legacy Large Cap Growth Portfolio seeks long-term growth of capital.

c. Investment Portfolio Expenses (as a percentage of average daily net assets)

                     Management Fees:                    0.73%

                     12b-1/Service Fees:                 0.00%

                     Other Expenses:                     0.05%

                     Acquired Fund Fees and Expenses:    0.00%
                                                         -----

                     Total Annual Portfolio Expenses:    0.78%

                     Contractual Expense Subsidy or
                       Deferral:                         0.01%
                                                         -----

                     Net Total Annual Portfolio
                       Expenses:                         0.77%

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

5 Park Plaza, Suite 1900                                          (888) 556-5412
Irvine, CA 92614

   PrimElite IV is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.

                                                                 SUPP-BRPEIV509

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                      ISSUED BY


                                      FIRST METLIFE INVESTORS INSURANCE COMPANY



                                                                            AND



                           FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE



                                                                    PRIMELITE IV




                                                                    MAY 1, 2009



This prospectus describes the flexible premium deferred variable annuity contract offered by First MetLife Investors Insurance Company (First
MetLife Investors or we or us). The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans.



The annuity contract has 38 investment portfolios listed below. You can put your money in any of these investment portfolios.






AIM VARIABLE INSURANCE FUNDS

(SERIES II):

     AIM V.I. Global Real Estate Fund

     AIM V.I. International Growth Fund



AMERICAN FUNDS INSURANCE SERIES (Reg. TM)

(CLASS 2):

     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS OR SERVICE CLASS 2, AS NOTED):

     Contrafund (Reg. TM) Portfolio (Service Class)

     Mid Cap Portfolio (Service Class 2)


FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2):

     Franklin Income Securities Fund

     Franklin Small Cap Value Securities Fund

     Mutual Shares Securities Fund


     Templeton Global Bond Securities Fund

         (formerly Templeton Global Income Securities Fund)


     Templeton Growth Securities Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I OR, AS NOTED, CLASS II):

     Legg Mason Partners Variable Aggressive Growth Portfolio

     Legg Mason Partners Variable Appreciation Portfolio

     Legg Mason Partners Variable Capital and Income Portfolio (Class II)

     Legg Mason Partners Variable Fundamental Value Portfolio

     Legg Mason Partners Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST:

     Legg Mason Partners Variable Global High Yield Bond Portfolio (Class I)

     Legg Mason Partners Variable Money Market Portfolio



MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A):


     Legg Mason Value Equity Portfolio


     Met/AIM Small Cap Growth Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Oppenheimer Capital Appreciation Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)


     Van Kampen Comstock Portfolio


     Van Kampen Mid Cap Growth Portfolio



METROPOLITAN SERIES FUND, INC. (CLASS B):


     Western Asset Management U.S. Government Portfolio




OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES):

     Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA



PIONEER VARIABLE CONTRACTS TRUST (CLASS II):

     Pioneer Mid Cap Value VCT Portfolio

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.* (CLASS I OR II, AS NOTED)

     Equity and Income Portfolio (Class II)

     U.S. Mid Cap Value Portfolio (Class II)

     U.S. Real Estate Portfolio (Class I)



         * Morgan Stanley Investment Management, Inc., the investment adviser to The Universal Institutional Funds, Inc., does business in certain instances as Van Kampen.



VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II):


     Growth and Income Portfolio




LEGG MASON PARTNERS VARIABLE EQUITY TRUST:

     Legg Mason Partners Variable Lifestyle Allocation 85%


Please read this prospectus before investing and keep it on file for future reference. It contains important information about the First MetLife Investors Variable Annuity Contract.



To learn more about the First MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 55 of this prospectus. For a free copy of the SAI, call us at (888) 556-5412, visit our website at WWW.METLIFEINVESTORS.COM, or write to us at: 5 Park Plaza, Suite 1900, Irvine, CA 92614.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



May 1, 2009

TABLE OF CONTENTS                                              PAGE
                         PAGE





INDEX OF SPECIAL TERMS..................   4
HIGHLIGHTS..............................   5
FEE TABLES AND EXAMPLES.................   6
1. THE ANNUITY CONTRACT.................  13
     Market Timing......................  13
2. PURCHASE.............................  14
     Purchase Payments..................  14
     Termination for Low Account Value    14
  .
     Allocation of Purchase Payments....  14
     Free Look..........................  15
     Accumulation Units.................  15
     Account Value......................  16
     Replacement of Contracts...........  16
3. INVESTMENT OPTIONS...................  16
     Transfers..........................  20
     Dollar Cost Averaging Program......  23
     Automatic Rebalancing Program......  23
     Voting Rights......................  24
     Substitution of Investment Options   24
  .
4. EXPENSES.............................  25
     Product Charges....................  25
     Account Fee........................  26
     Guaranteed Withdrawal Benefit -      26
  Rider Charge  .
     Withdrawal Charge..................  27
     Reduction or Elimination of the
Withdrawal
       Charge...........................  27
     Premium and Other Taxes............  28
     Transfer Fee.......................  28
     Income Taxes.......................  28
     Investment Portfolio Expenses......  28
5. ANNUITY PAYMENTS
     (THE INCOME PHASE).................  28
     Annuity Date.......................  28
     Annuity Payments...................  29
     Annuity Options....................  30
     Variable Annuity Payments..........  31
     Fixed Annuity Payments.............  31
6. ACCESS TO YOUR MONEY.................  32
     Systematic Withdrawal Program......  32
     Suspension of Payments or            33
  Transfers  .
7. LIVING BENEFITS......................  33
     Guaranteed Withdrawal Benefits.....  33


     Description of GWB I...............  34
     Description of the Lifetime          37
  Withdrawal Guarantee  .
8. PERFORMANCE..........................  42
9. DEATH BENEFIT........................  43
     Upon Your Death....................  43
     Standard Death Benefit - Principal   43
  Protection  .
     Optional Death Benefit - Annual      43
  Step-Up  .
     General Death Benefit Provisions...  44
     Spousal Continuation...............  44
     Death of the Annuitant.............  45
     Controlled Payout..................  45
10. FEDERAL INCOME TAX STATUS...........  45
     Taxation of Non-Qualified            45
  Contracts  .
     Taxation of Qualified Contracts....  47
     Puerto Rico Tax Considerations.....  50
     Tax Benefits Related to the Assets
of the Separate
       Account..........................  51
     Possible Tax Law Changes...........  51
11. OTHER INFORMATION...................  51
     First MetLife Investors............  51
     The Separate Account...............  51
     Distributor........................  52
     Selling Firms......................  52
     Requests and Elections.............  54
     Ownership..........................  54
     Legal Proceedings..................  55
     Financial Statements...............  55
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION..................  55
APPENDIX A.............................. A-1
     Condensed Financial Information.... A-1
APPENDIX B.............................. B-1
     Participating Investment            B-1
  Portfolios  .
APPENDIX C.............................. C-1
     Investment Portfolios: Marketing
Names and
       Prospectus Names................. C-1
APPENDIX D.............................. D-1
     Guaranteed Withdrawal Benefit       D-1
  Examples  .
APPENDIX E.............................. E-1
     Death Benefit Examples............. E-1

INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.




                                                                            PAGE

Account Value............................................................ 16
Accumulation Phase....................................................... 13
Accumulation Unit........................................................ 15
Annual Benefit Payment................................................... 38
Annuitant................................................................ 55
Annuity Date............................................................. 28
Annuity Options.......................................................... 30
Annuity Payments......................................................... 28
Annuity Units............................................................ 29
Beneficiary.............................................................. 55
Business Day............................................................. 15
Good Order............................................................... 54
Guaranteed Principal Adjustment.......................................... 40
Guaranteed Withdrawal Amount............................................. 35
GWB Withdrawal Rate...................................................... 35
Income Phase............................................................. 13
Investment Portfolios.................................................... 16
Joint Owners............................................................. 55
Owner.................................................................... 54
Purchase Payment......................................................... 14
Remaining Guaranteed Withdrawal Amount................................... 38
Separate Account......................................................... 51
Total Guaranteed Withdrawal Amount....................................... 37

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company, where you agree to make at least one purchase payment to us and we agree to make a series of annuity payments at a later date. The contract has a maximum issue age and you should consult with your registered representative. The contract provides a means for investing on a tax-deferred basis in the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select a guaranteed withdrawal benefit (GWB).



The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 8%. The income phase occurs when you or a designated payee begin receiving regular annuity payments from your contract. You and the annuitant (the person on whose life we base annuity payments) do not have to be the same, unless you purchase a tax qualified contract.


You can have annuity payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable annuity payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolio(s) you select for the income phase. If you choose fixed annuity payments, the amount of each payment will not change during the income phase.


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


FREE LOOK. You may cancel the contract within 10 days after receiving it. If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. You will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your payment depending upon the performance of the investment portfolios. You bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a non-qualified contract during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The owner of this contract can also be a beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                    MetLife Investors Distribution Company

                                P.O. Box 10426
                          Des Moines, Iowa 50306-0426
                                 (888) 556-5412


ELECTRONIC DELIVERY. As an owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the investment portfolios and other contract related documents.


Contact us at WWW.METLIFEINVESTORS.COM for more information and to enroll.

FEE TABLES AND EXAMPLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------

OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)                8%
(as a percentage of purchase payments)
TRANSFER FEE (Note 2)                     $0 (First 12 per year)
                                          $25 (Thereafter)

--------------------------------------------------------------------------------

Note 1. If an amount withdrawn is determined to include the withdrawal of prior purchase payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See "Expenses - Withdrawal Charge.")



 Number of Complete Years from   Withdrawal Charge
  Receipt of Purchase Payment    (% of Purchase Payment)
------------------------------   ------------------------
               0                            8

               1                            8
               2                            7
               3                            6
               4                            5
               5                            4
               6                            3
               7                            2
         8 and thereafter                   0

Note 2. There is no charge for the first 12 transfers in a contract year; thereafter the fee is $25 per transfer. First MetLife Investors is currently waiving the transfer fee, but reserves the right to charge the fee in the future.

--------------------------------------------------------------------------------

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.



ACCOUNT FEE (Note 1)    $30

SEPARATE ACCOUNT ANNUAL EXPENSES*

(referred to as Separate Account Product Charges)

(as a percentage of average account value in the Separate Account)



Mortality and Expense Charge (maximum)       1.20%
  (Note 2)
Administration Charge                        0.15%
                                             ----
Total Separate Account Annual Expenses       1.35%
  (maximum) (Note 2)
Death Benefit Rider Charge (Optional)
(as a percentage of average account
  value in the Separate Account)
Optional Death Benefit - Annual Step-Up      0.15%
Total Separate Account Annual Expenses
(maximum)
Including Charge for Optional Death          1.50%
  Benefit

--------------------------------------------------------------------------------

Note 1. An Account Fee of $30 is charged on the last day of each contract year if the account value is less than $50,000. Different policies apply during the income phase of the contract. (See "Expenses - Account Fee.")


Note 2. The Mortality and Expense Charge may be reduced in certain circumstances. You are required to estimate on the application the total purchase payments you intend to make in the first contract year. This estimate will determine the Mortality and Expense charge you pay during the first contract year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your purchase payment estimate. Also, additional purchase payments in excess of your estimate and additional purchase payments after the first contract year will not lower your Mortality and Expense charge. Please see "Expenses - Product Charges - How to Reduce the Mortality and Expense Charge" for more information.



ESTIMATED/TOTAL PURCHASE PAYMENTS    MORTALITY AND EXPENSE CHARGE
        IN FIRST CONTRACT YEAR
               $0 - 99,999           1.20%
          $100,000 - 249,999         1.05%
          $250,000 - 499,999         0.95%
            $500,000 or more         0.80%

* Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")

ADDITIONAL OPTIONAL RIDER CHARGES*




GUARANTEED WITHDRAWAL BENEFIT AND
  LIFETIME
WITHDRAWAL GUARANTEE RIDER CHARGES

  Guaranteed Withdrawal Benefit (GWB I)    0.25% of the Guaranteed Withdrawal Amount
                                           (Note 1)
  Lifetime Withdrawal Guarantee (Single    1.10% of the Total Guaranteed Withdrawal Amount
  Life
  version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee (Single    1.10% of the Total Guaranteed Withdrawal Amount
  Life
  version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)
  Lifetime Withdrawal Guarantee (Joint     1.25% of the Total Guaranteed Withdrawal Amount
  Life
  version) Prior to Automatic Annual       (Note 2)
  Step-Up
  Lifetime Withdrawal Guarantee (Joint     1.50% of the Total Guaranteed Withdrawal Amount
  Life
  version) Upon Automatic Annual Step-Up   (Note 2)
  (maximum**)


--------------------------------------------------------------------------------

Note 1. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.


Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount may increase with additional purchase payments. See "Living Benefits - Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount.



* You may only elect one living benefit rider at a time. Certain rider charges for contracts issued before May 4, 2009 are different. Certain charges and expenses may not apply during the income phase of the contract. (See "Expenses.")


** Certain rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up. (See "Expenses.")


--------------------------------------------------------------------------------


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.





Total Annual Portfolio                  Minimum       Maximum
                                        ----          ----

Expenses (expenses that are deducted    0.53%         1.42%
  from investment portfolio
assets, including management fees,
12b-1/service fees, and other
expenses)


--------------------------------------------------------------------------------

FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -


DISTRIBUTOR."

INVESTMENT PORTFOLIO EXPENSES

(as a percentage of the average daily net assets of an investment portfolio)


The following table is a summary. For more complete information on investment portfolio fees and expenses, please refer to the prospectus for each investment portfolio.






                                                                                  ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                                                                    FUND       ANNUAL      EXPENSE      ANNUAL
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ------------ --------------- ---------- ---------- ----------- ------------- ----------
AIM VARIABLE INSURANCE FUNDS
 AIM V.I. Global Real Estate Fund          0.75%        0.25%          0.42%      0.00%      1.42%       0.00%         1.42%
 AIM V.I. International Growth Fund        0.71%        0.25%          0.35%      0.02%      1.33%       0.01%         1.32%
AMERICAN FUNDS INSURANCE SERIES (Reg.
  TM)
 American Funds Bond Fund                  0.39%        0.25%          0.01%      0.00%      0.65%       0.00%         0.65%
 American Funds Global Growth Fund         0.53%        0.25%          0.02%      0.00%      0.80%       0.00%         0.80%
 American Funds Global Small               0.71%        0.25%          0.03%      0.00%      0.99%       0.00%         0.99%
  Capitalization
 Fund
 American Funds Growth Fund                0.32%        0.25%          0.01%      0.00%      0.58%       0.00%         0.58%
 American Funds Growth-Income Fund         0.27%        0.25%          0.01%      0.00%      0.53%       0.00%         0.53%
FIDELITY (Reg. TM) VARIABLE INSURANCE
  PRODUCTS
 Contrafund (Reg. TM) Portfolio            0.56%        0.10%          0.10%      0.00%      0.76%       0.00%         0.76%
 Mid Cap Portfolio                         0.56%        0.25%          0.12%      0.00%      0.93%       0.00%         0.93%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST
 Franklin Income Securities Fund           0.45%        0.25%          0.02%      0.00%      0.72%       0.00%         0.72%
 Franklin Small Cap Value Securities       0.52%        0.25%          0.16%      0.01%      0.94%       0.01%         0.93%
  Fund
 Mutual Shares Securities Fund             0.60%        0.25%          0.13%      0.00%      0.98%       0.00%         0.98%
 Templeton Global Bond Securities Fund     0.47%        0.25%          0.11%      0.00%      0.83%       0.00%         0.83%
 Templeton Growth Securities Fund          0.74%        0.25%          0.04%      0.00%      1.03%       0.00%         1.03%
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 Legg Mason Partners Variable Aggressive   0.75%        0.00%          0.04%      0.00%      0.79%       0.00%         0.79%
 Growth Portfolio(1)(2)
 Legg Mason Partners Variable              0.70%        0.00%          0.06%      0.01%      0.77%       0.00%         0.77%
  Appreciation
 Portfolio(1)
 Legg Mason Partners Variable Capital      0.75%        0.25%          0.15%      0.00%      1.15%       0.00%         1.15%
  and
 Income Portfolio(1)
 Legg Mason Partners Variable              0.75%        0.00%          0.05%      0.00%      0.80%       0.00%         0.80%
  Fundamental
 Value Portfolio(1)
 Legg Mason Partners Variable Small Cap    0.75%        0.00%          0.19%      0.00%      0.94%       0.00%         0.94%
 Growth Portfolio(1)
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
 Legg Mason Partners Variable Global       0.80%        0.00%          0.19%      0.00%      0.99%       0.00%         0.99%
  High
 Yield Bond Portfolio(1)
 Legg Mason Partners Variable Money        0.45%        0.00%          0.09%      0.00%      0.54%       0.00%         0.54%
  Market
 Portfolio(1)(2)(3)

                                          MANAGEMENT   12B-1/SERVICE      OTHER
                                             FEES           FEES       EXPENSES(1)
                                         ------------ --------------- -------------
MET INVESTORS SERIES TRUST

 Legg Mason Value Equity Portfolio         0.63%        0.25%          0.04%

 Met/AIM Small Cap Growth Portfolio        0.86%        0.25%          0.03%
 MFS (Reg. TM) Emerging Markets Equity     0.98%        0.25%          0.15%
  Portfolio
 MFS (Reg. TM) Research International      0.70%        0.25%          0.06%
  Portfolio
 Oppenheimer Capital Appreciation          0.59%        0.25%          0.04%
  Portfolio
 Pioneer Fund Portfolio(4)(5)              0.70%        0.00%          0.29%
 Pioneer Strategic Income Portfolio        0.60%        0.00%          0.07%
 Van Kampen Comstock Portfolio             0.58%        0.25%          0.03%
 Van Kampen Mid Cap Growth Portfolio(6)    0.70%        0.25%          0.19%
METROPOLITAN SERIES FUND, INC.
 Western Asset Management U.S.             0.48%        0.25%          0.04%
  Government
 Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Main Street Small Cap         0.70%        0.25%          0.04%
 Fund (Reg. TM)/VA
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio       0.65%        0.25%          0.12%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Equity and Income Portfolio               0.41%        0.35%          0.29%
 U.S. Mid Cap Value Portfolio              0.72%        0.35%          0.29%
 U.S. Real Estate Portfolio                0.77%        0.00%          0.30%
VAN KAMPEN LIFE INVESTMENT TRUST
 Growth and Income Portfolio               0.56%        0.25%          0.05%



                                          ACQUIRED     TOTAL     CONTRACTUAL   NET TOTAL
                                            FUND       ANNUAL      EXPENSE      ANNUAL
                                          FEES AND   PORTFOLIO     SUBSIDY     PORTFOLIO
                                          EXPENSES    EXPENSES   OR DEFERRAL   EXPENSES
                                         ---------- ----------- ------------- ----------
MET INVESTORS SERIES TRUST

 Legg Mason Value Equity Portfolio        0.00%      0.92%       0.00%         0.92%

 Met/AIM Small Cap Growth Portfolio       0.00%      1.14%       0.00%         1.14%
 MFS (Reg. TM) Emerging Markets Equity    0.00%      1.38%       0.00%         1.38%
  Portfolio
 MFS (Reg. TM) Research International     0.00%      1.01%       0.00%         1.01%
  Portfolio
 Oppenheimer Capital Appreciation         0.00%      0.88%       0.00%         0.88%
  Portfolio
 Pioneer Fund Portfolio(4)(5)             0.00%      0.99%       0.00%         0.99%
 Pioneer Strategic Income Portfolio       0.00%      0.67%       0.00%         0.67%
 Van Kampen Comstock Portfolio            0.00%      0.86%       0.00%         0.86%
 Van Kampen Mid Cap Growth Portfolio(6)   0.00%      1.14%       0.00%         1.14%
METROPOLITAN SERIES FUND, INC.
 Western Asset Management U.S.            0.00%      0.77%       0.00%         0.77%
  Government
 Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 Oppenheimer Main Street Small Cap        0.00%      0.99%       0.00%         0.99%
 Fund (Reg. TM)/VA
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio      0.00%      1.02%       0.00%         1.02%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 Equity and Income Portfolio              0.02%      1.07%       0.00%         1.07%
 U.S. Mid Cap Value Portfolio             0.01%      1.37%       0.00%         1.37%
 U.S. Real Estate Portfolio               0.00%      1.07%       0.00%         1.07%
VAN KAMPEN LIFE INVESTMENT TRUST
 Growth and Income Portfolio              0.00%      0.86%       0.00%         0.86%






                                                                                                                        NET TOTAL
                                                                                                                         ANNUAL
                                                                                                                        PORTFOLIO
                                                                                                                        EXPENSES
                                                                                  ACQUIRED     TOTAL     CONTRACTUAL    INCLUDING
                                                                                    FUND       ANNUAL      EXPENSE     EXPENSES OF
                                          MANAGEMENT   12B-1/SERVICE     OTHER    FEES AND   PORTFOLIO    SUBSIDY OR   UNDERLYING
                                             FEES           FEES       EXPENSES   EXPENSES    EXPENSES     DEFERRAL    PORTFOLIOS
                                         ------------ --------------- ---------- ---------- ----------- ------------- ------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST

 Legg Mason Partners Variable Lifestyle    0.00%        0.00%          0.15%      0.73%      0.88%       0.00%         0.88%
 Allocation 85%(7)(8)(9)



The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2009, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2010 (excluding optional extensions). Net Total Annual Portfolio Expenses have not been restated to reflect expense reductions that certain investment portfolios achieved as a result of voluntary expense subsidy or deferral arrangements or directed brokerage arrangements. The investment portfolios provided the information on their expenses, and we have not independently verified the information. Unless otherwise indicated, the information provided is for the year ended December 31, 2008.


(1) Other Expenses have been revised to reflect the estimated effect of additional prospectus and shareholder report printing and mailing expenses expected to be incurred by the fund going forward.


(2) The information provided is for the fiscal year ended October 31, 2008.


(3) Other Expenses include Treasury Guarantee Program expenses of 0.025% which were incurred for the period September 19, 2008 through April 30, 2009.


(4) The Management Fee has been restated to reflect an amended management fee agreement as if the fees had been in effect during the previous fiscal year.

(5) Other Expenses include 0.01% of deferred expense reimbursement from a prior period.


(6) Other Expenses include 0.08% of deferred expense reimbursement from a prior period.


(7) The Portfolio is a "fund of funds" that invests substantially all of its assets in other Legg Mason-afilliated portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which the Portfolio invests, including the management fee.


(8) Other Expenses reflect certain one-time, nonrecurring expenses for prior periods' prospectus and shareholder report printing and mailing costs incurred relating to recent fiscal years.


(9) The information provided is for the fiscal year ended January 31, 2009.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE SUBSIDY AND/OR DEFERRAL). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider and the Joint Life version of the Lifetime Withdrawal Guarantee rider (assuming the maximum 1.50% charge applies in all contract years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,253      (a)$2,017      (a)$2,899      (a)$4,963
    minimum       (b)$1,164      (b)$1,755      (b)$2,471      (b)$4,159


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                              Time Periods
                   1 year        3 years        5 years       10 years
                 ----------   ------------   ------------   ------------
    maximum       (a)$453      (a)$1,387      (a)$2,359      (a)$4,963
    minimum       (b)$364      (b)$1,125      (b)$1,931      (b)$4,159


CHART 2. Chart 2 assumes that you do not select the optional death benefit rider or a Guaranteed Withdrawal Benefit rider, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:




                               Time Periods
                    1 year         3 years        5 years       10 years
                 ------------   ------------   ------------   ------------
    maximum       (a)$1,081      (a)$1,491      (a)$2,006      (a)$3,093
    minimum         (b)$992      (b)$1,223      (b)$1,559      (b)$2,203


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE APPLICABLE TIME PERIOD:




                            Time Periods
                   1 year      3 years       5 years       10 years
                 ----------   ---------   ------------   ------------
    maximum       (a)$281      (a)$861     (a)$1,466      (a)$3,093
    minimum       (b)$192      (b)$593     (b)$1,019      (b)$2,203




The Examples should not be considered a representation of past or future expenses or annual rates of return of any investment portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the accumulation unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.


The variable annuity contract is a contract between you as the owner, and us, the insurance company, where we promise to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the ACCUMULATION PHASE. Once you begin receiving annuity payments, your contract switches to the INCOME PHASE.


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. The amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase, if you select a variable annuity payment option, also depends, in part, upon the investment performance of the investment portfolio(s) you select for the income phase. We do not guarantee the investment performance of the variable annuity contract. You bear the full investment risk for all amounts in the variable annuity contract. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


If you select a fixed annuity payment option during the income phase, payments are made from our general account assets. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account.



The amount of the annuity payments you receive during the income phase from a fixed annuity payment option of the contract will remain level for the entire income phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As owner of the contract, you exercise all interests and rights under the contract. You can change the owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by joint owners (limited to two natural persons). We provide more information on this under "Other Information - Ownership."


Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation (see "Death Benefit - Spousal Continuation"), are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



MARKET TIMING


We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or investment portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (I.E., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the frequency and size of transfers into and out of particular investment portfolios made by owners within given periods of time and/or investigating transfer activity identified by the investment portfolios on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

Our market timing policies and procedures are discussed in more detail in "Investment Options - Transfers - Market Timing."




2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In connection with the offer of the contract through certain selling firms, minimum issue ages for the contract and certain of its riders may also be imposed. You should discuss this with your registered representative.


PURCHASE PAYMENTS


A PURCHASE PAYMENT is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.


o The minimum initial purchase payment we will accept is $5,000. The selling firm to which your account representative is associated requires a minimum initial purchase payment of $10,000 for contracts that are not purchased pursuant to an exchange from a life insurance or annuity product. The minimum initial purchase payment accepted by the selling firm for an exchange of a life insurance or annuity product pursuant to Internal Revenue Code Section 1035 is $5,000.


o If you want to make an initial purchase payment of $1 million or more, or an additional purchase payment that would cause your total purchase payments to exceed $1 million, you will need our prior approval.


o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified) unless you have elected an electronic funds transfer program approved by us, in which case the minimum additional purchase payment is $100 per month.


o You are required to estimate on the application the total purchase payments you intend to make in the first contract year. This estimate will determine the Mortality and Expense charge you pay during the first contract year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your purchase payment estimate. Also, additional purchase payments in excess of your estimate and additional purchase payments after the first contract year will not lower your Mortality and Expense charge. Please see "Expenses-Product Charges-How to Reduce the Mortality and Expense Charge" for more information.


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept purchase payments made with cash, money orders, or travelers checks.


We reserve the right to reject any application or purchase payment and to limit future purchase payments.


TERMINATION FOR LOW ACCOUNT VALUE



We may terminate your contract by paying you the account value in one sum if, prior to the annuity date, you do not make purchase payments for three consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the account value on or after the end of such three year period is less than $2,000. Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract.



ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your purchase payment to the investment portfolios you have selected. You may not choose more than 18 investment portfolios at the time your initial purchase payment is allocated. Each allocation must be at least $500 and must be in whole numbers.



Once we receive your purchase payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first purchase payment within 2 business days. A BUSINESS DAY is each day that the New York Stock Exchange is open for business. A business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information
- Requests and Elections.") However, if you allocate purchase payments to a discontinued investment portfolio (see Appendix A), we will request reallocation instructions or if unable to obtain such instructions, we will return your purchase payment to you.



If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. However, if you make an additional purchase payment and you have a Dollar Cost Averaging (DCA) program in effect, we will allocate your additional payments to the investment portfolios selected under the DCA program unless you tell us otherwise. (See "Investment Options-Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 investment portfolios at the time you submit a subsequent purchase payment. If you wish to allocate the payment to more than 18 investment portfolios, we must have your request to allocate future purchase payments to more than 18 investment portfolios on record before we can apply your subsequent purchase payment to your chosen allocation. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner.


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this "free look" period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period.


ACCUMULATION UNITS


The portion of your account value allocated to the Separate Account will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of this portion of your account value, we use a unit of measure we call an ACCUMULATION UNIT. (An accumulation unit works like a share of a mutual fund.)


Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:


1) dividing the net asset value per share of the investment portfolio at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the investment portfolio as of that day, by the net asset value per share of the investment portfolio for the previous business day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit) for each day since the last business day and any charges for taxes.


The value of an accumulation unit may go up or down from day to day.


When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.


We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day (generally 4:00 p.m. Eastern
Time) and then credit your contract.


EXAMPLE:


   On Monday we receive an additional purchase payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS (Reg. TM) Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the MFS (Reg. TM) Research

   International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the MFS (Reg. TM) Research International Portfolio.


ACCOUNT VALUE


ACCOUNT VALUE is equal to the sum of your interests in the investment portfolios. Your interest in each investment portfolio is determined by multiplying the number of accumulation units for that portfolio by the value of the accumulation unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The account value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional purchase payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.


OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your registered representative whether the exchange would be advantageous, given the contract features, benefits and charges.




3. INVESTMENT OPTIONS


The contract offers 38 INVESTMENT PORTFOLIOS, which are listed below. Additional investment portfolios may be available in the future.



YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. COPIES OF THESE PROSPECTUSES WILL ACCOMPANY OR PRECEDE THE DELIVERY OF YOUR CONTRACT. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (888) 556-5412. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://


WWW.SEC.GOV. CERTAIN INVESTMENT PORTFOLIOS DESCRIBED IN THE FUND PROSPECTUSES MAY NOT BE AVAILABLE WITH YOUR CONTRACT. (SEE APPENDIX A.) APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.



The investment objectives and policies of certain of the investment portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers.


Shares of the investment portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various owners participating in, and the interests of qualified plans investing in the investment portfolios may conflict. The investment portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate MetLife Advisers, LLC) or subadviser of an investment portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the investment portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from investment portfolio assets. Contract owners, through their indirect investment in the investment portfolios, bear the costs of these advisory fees (see the investment portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the investment portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.



Additionally, an investment adviser or subadviser of an investment portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the contracts.



We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the investment portfolios. We will benefit accordingly from assets allocated to the investment portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples - Investment Portfolio Expenses" for information on the management fees paid by the investment portfolios and the Statement of Additional Information for the investment portfolios for information on the management fees paid by the advisers to the subadvisers.)



Certain investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. An investment portfolio's 12b-1 Plan, if any, is described in more detail in the investment portfolio's prospectus. (See "Fee Tables and Examples - Investment Portfolio Expenses" and "Other Information - Distributor.") Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under an investment portfolio's 12b-1 Plan decrease the investment portfolio's investment return.


We select the investment portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the investment portfolio's adviser or subadviser is one of our affiliates or whether the investment portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the investment portfolios periodically and may remove an investment portfolio or limit its availability to new purchase payments and/or transfers of account value if we determine that the investment portfolio no longer meets one or more of the selection criteria, and/or if the investment portfolio has not attracted significant allocations from contract owners. In some cases, we have included investment portfolios based on recommendations made by selling firms. These selling firms may receive payments from the investment portfolios they recommend (including through inclusion of portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of account value to such investment portfolios.


In certain instances, our ability to remove or replace an investment portfolio may be limited by the terms of a five-year agreement between MetLife and Legg Mason relating to the use of certain investment portfolios advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an investment portfolio, which, in some cases, may differ from our own selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider investment portfolios advised by Legg Mason affiliates in seeking to make a substitution for an investment portfolio advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company (now MetLife Insurance Company of Connecticut) from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup subsequently sold its asset management business to Legg Mason. The agreement also obligates Legg Mason to continue making payments to us with respect to investment portfolios advised by Legg Mason affiliates, on the same terms provided for in administrative services agreements between Citigroup's asset management affiliates and the Travelers insurance companies that predated the acquisition.


We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information - Distributor.")


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.


AIM VARIABLE INSURANCE FUNDS (SERIES II)


AIM Variable Insurance Funds is a registered open-end management investment company with multiple portfolios. Invesco Aim Advisors, Inc. is the investment adviser to each portfolio. (See Appendix B for the names of the subadvisers.) The following Series II portfolios are available under the contract:



     AIM V.I. Global Real Estate Fund

     AIM V.I. International Growth Fund



AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth Fund

     American Funds Growth-Income Fund



FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS OR SERVICE CLASS 2, AS NOTED)


Fidelity (Reg. TM) Variable Insurance Products is a variable insurance product fund with multiple portfolios. Fidelity Management & Research Company is the investment manager and FMR Co., Inc. and Fidelity Research & Analysis Company serve as subadvisers. The following portfolios are available under the contract:



     Contrafund (Reg. TM) Portfolio (Service Class)

     Mid Cap Portfolio (Service Class 2)



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund and Templeton Global Bond Securities Fund; Franklin Advisory Services, LLC is the investment advisor for Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 2 portfolios are available under the contract:


     Franklin Income Securities Fund

     Franklin Small Cap Value Securities Fund

     Mutual Shares Securities Fund


     Templeton Global Bond Securities Fund

         (formerly Templeton Global Income Securities Fund)


     Templeton Growth Securities Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I OR, AS NOTED, CLASS II)

Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio. Legg Mason Partners Fund Adviser has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class I or, as noted, Class II portfolios are available under the contract:


     Legg Mason Partners Variable Aggressive Growth Portfolio

     Legg Mason Partners Variable Appreciation Portfolio

     Legg Mason Partners Variable Capital and Income Portfolio (Class II)

     Legg Mason Partners Variable Fundamental Value Portfolio

     Legg Mason Partners Variable Small Cap Growth Portfolio



LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners Variable Income Trust is a trust with multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio listed below. Legg Mason Partners Fund Adviser has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following single share class or, as noted, Class I portfolios are available under the contract:


     Legg Mason Partners Variable Global High Yield Bond Portfolio (Class I)

     Legg Mason Partners Variable Money Market Portfolio



MET INVESTORS SERIES TRUST


Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of First MetLife Investors, is the investment manager of Met Investors Series Trust. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers on May 1, 2009.) MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     Legg Mason Value Equity Portfolio


     Met/AIM Small Cap Growth Portfolio

     MFS (Reg. TM) Emerging Markets Equity Portfolio

     MFS (Reg. TM) Research International Portfolio

     Oppenheimer Capital Appreciation Portfolio

     Pioneer Fund Portfolio (Class A)

     Pioneer Strategic Income Portfolio (Class A)


     Van Kampen Comstock Portfolio*


     Van Kampen Mid Cap Growth Portfolio



* This portfolio is not available for investment prior to May 4, 2009. If you select the Comstock Portfolio of Van Kampen Life Investment Trust on your application and we receive your application on or after May 1, 2009, your purchase payment will automatically be allocated to the Van Kampen Comstock Portfolio of Met Investors Series Trust (the "Replacement Portfolio") because the Comstock Portfolio is being replaced by the Replacement Portfolio after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Portfolio, you should choose an investment option other than the Comstock Portfolio of Van Kampen Life Investment Trust on your application.




METROPOLITAN SERIES FUND, INC. (CLASS B)



Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to the portfolios. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the name of the subadviser of the portfolio available under the contract.) The following Class B portfolio is available under the contract:


     Western Asset Management U.S. Government Portfolio




OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following Service Share portfolio is available under the contract:


     Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:

     Pioneer Mid Cap Value VCT Portfolio



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I OR II, AS NOTED)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management, Inc., doing business as Van Kampen, is the investment adviser to each portfolio. The following Class I or Class II, as noted, portfolios are available under the contract:


     Equity and Income Portfolio (Class II)

     U.S. Mid Cap Value Portfolio (Class II)

     U.S. Real Estate Portfolio (Class I)



VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)


Van Kampen Life Investment Trust is a mutual fund with multiple portfolios. Van Kampen Asset Management Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


     Growth and Income Portfolio




LEGG MASON PARTNERS VARIABLE EQUITY TRUST


In addition to the portfolios listed above under Legg Mason Partners Variable Equity Trust, the following portfolio is available under the contract. Legg Mason Partners Fund Adviser is the investment adviser to the portfolio. Legg Mason Partners Fund Adviser has engaged a subadviser to provide investment advice for the investment portfolio. (See Appendix B for the name of the subadviser.)



     Legg Mason Partners Variable Lifestyle Allocation 85%


TRANSFERS


GENERAL. During the accumulation phase, you can transfer a portion of your account value among the investment portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers, but reserve the right to limit this in the future. We may also limit transfers in circumstances of market timing or other transfers we determine are or would be to the disadvantage of other contract owners. (See "Investment Options - Transfers -

Market Timing.") We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the investment portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


Transfers are subject to the limitations below. All transfers made on the same business day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the business day. The following apply to any transfer:


o Your request for transfer must clearly state which investment portfolio(s) is involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre-scheduled transfer programs).


o You may not make a transfer to more than 18 investment portfolios at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 investment portfolios may be made by calling or writing our Annuity Service Center.


During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.


During the income phase, you cannot make transfers from a fixed annuity payment option to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to a fixed annuity payment and among the investment portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in a form that we may require. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. (See "Other Information
- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the business day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after 4:00 p.m. Eastern Time to be received the following business day.


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging and Automatic Rebalancing Programs.


MARKET TIMING. Frequent requests from contract owners to transfer account value may dilute the value of an investment portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying investment portfolios and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the investment portfolios, which may in turn adversely affect contract owners and other persons who may have an interest in the contracts (E.G., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield investment portfolios (i.e., the AIM V.I. Global Real Estate Fund, the AIM V.I. International Growth Fund, the American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the Franklin Small Cap Value Securities Fund, the Templeton Global Bond Securities Fund, the Templeton Growth Securities Fund, the Legg Mason Partners Variable Small Cap Growth Portfolio, the Legg Mason Partners Variable Global High Yield Bond Portfolio, the Met/AIM Small Cap Growth Portfolio, the MFS (Reg. TM) Emerging Markets Equity Portfolio, the MFS (Reg. TM) Research International Portfolio, the Pioneer Strategic Income Portfolio, and the Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA), and we monitor transfer activity in those portfolios (the "Monitored Portfolios"). In addition, as described below, we treat all American Funds Insurance Series (Reg. TM) portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current account value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



We do not believe that other investment portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain investment portfolios, we rely on the underlying investment portfolios to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.


AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other owners or other persons who have an interest in the contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified investment portfolios under that contract to be submitted with an original signature.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those investment portfolios that we believe are susceptible to arbitrage trading, or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners and other persons with interests in the contracts. We do not accommodate market timing in any investment portfolios and there are no arrangements in place to permit any contract owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.


The investment portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the frequent trading policies established by the investment portfolio.


In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the investment portfolio prospectuses for more details.


DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging program (DCA) as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the accumulation phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.


This program allows you to systematically transfer a set amount each month from a money market investment portfolio to any of the other available investment portfolio(s) you select. These transfers are made on a date you select or, if you do not select a date, on the date that a purchase payment or account value is allocated to the dollar cost averaging program.


You can make subsequent purchase payments while you have an active DCA program in effect, provided, however, that no amount will be allocated to the DCA program without your express direction. (See "Purchase - Allocation of Purchase Payments.") If you make such an addition to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer account value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.



EXAMPLE:

   Assume that you want your initial purchase payment split between two investment portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Met/AIM Small Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Met/AIM Small Cap Growth Portfolio to increase those holdings to 60%.



ASSET ALLOCATION MODELS

We or an affiliate may contract with third parties to develop asset allocation models for investment options available under the contracts which we then make available to broker-dealers offering the contracts for use with their customers. Each asset allocation model is made up of a selection of investment portfolios; the asset allocation models themselves are not registered investment companies. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. Although asset allocation models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that a model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single investment portfolio, asset class or different combination of investment options. In addition, a model is subject to all of the risks associated with its underlying investment portfolios.


The selling firm with which your financial representative is associated makes the asset allocation models available to its registered representatives for use with customers. Your representative can assist you in selecting a model and which investment portfolios to use to implement the model. It is up to you and your representative, however, to decide if you want to allocate your contract value in accordance with an asset allocation model; the use of such models is not required. Once you select a model and the investment portfolio allocations, these selections will remain unchanged until you elect to revise the investment portfolio allocations, select a new model or both. If you also participate in the Automatic Rebalancing Program, the allocations you have selected in your model will be applied under the terms of that program. (See "Investment Options
- Automatic Rebalancing Program.") Transfers made under the program are not taken into account in determining any transfer fee.


Asset allocation models provided to selling firms may change from time to time to reflect current market conditions. Accordingly, you may wish to consult your representative or selling firm periodically to assess whether reallocating your account value in accordance with an updated model may be appropriate. There is no fee currently charged to change to a different model or for a change to the investment portfolio allocations. Unless you or your registered representative (or selling firm) initiates a change, your current allocation will continue in effect.


The asset allocation models are not offered by this prospectus and are not part of your contract. They are offered by selling firms solely as a separate service at no additional charge to you, to help you select investment options.


VOTING RIGHTS


We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the investment portfolios or a particular investment portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another investment portfolio or investment portfolios without your consent. The substituted investment portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close investment portfolios to allocation of purchase payments or account value, or both, at any time in our sole discretion.

4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units (I.E., during the accumulation phase and the income phase - although death benefit charges no longer continue in the income phase).




MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to a maximum of 1.20% of the average daily net asset value of each investment portfolio. This charge may be reduced based on the amount of your initial purchase payment or, as described below, the total amount of purchase payments made in the first contract year, as shown in the following table:




   Estimated/Total
  Purchase Payments             Mortality and
      in First Contract Year    Expense Charge
------------------------------  ------------------
$0 - 99,999                     1.20%
$100,000 - 249,999              1.05%
$250,000 - 499,999              0.95%
$500,000 or more                0.80%

This charge compensates us for mortality risks we assume for the annuity payment and death benefit guarantees made under the contract. These guarantees include making annuity payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


HOW TO REDUCE THE MORTALITY AND EXPENSE CHARGE. If you anticipate making significant amounts of purchase payments after the initial purchase payment but during the first contract year, you may be able to lower the mortality and expense charge assessed by indicating to us on the application the total amount of purchase payments you intend to make during the first contract year. We will assess the daily mortality and expense charge during the first contract year based on the total amount of purchase payments you have indicated you intend to make during the first contract year. You are not obligated to reach your purchase payment goal. If you do not reach your purchase payment goal, at the first contract anniversary the mortality and expense charge will be adjusted to reflect the amount of purchase payments actually made during the first contract year as set forth in the table above, and the adjusted mortality and expense charge will remain in effect for the duration of your contract. We will not adjust the charge on a retroactive basis to recover any amount of the mortality and expense charge assessed during the first contract year.


IT IS IMPORTANT TO UNDERSTAND THAT ADDITIONAL PURCHASE PAYMENTS MADE AFTER THE FIRST CONTRACT YEAR WILL NOT LOWER YOUR MORTALITY AND EXPENSE CHARGE. FURTHERMORE, WHILE WE MAY INCREASE YOUR MORTALITY AND EXPENSE CHARGE IF YOU DO NOT REACH YOUR PURCHASE PAYMENT GOAL, WE WILL NOT LOWER THE CHARGE IF YOUR ACTUAL PURCHASE PAYMENTS EXCEED THE AMOUNT YOU INDICATED. THEREFORE, YOU SHOULD CAREFULLY CONSIDER THE AMOUNT OF PURCHASE PAYMENTS YOU INTEND TO MAKE DURING THE FIRST CONTRACT YEAR AND ENTER THAT AMOUNT ON YOUR APPLICATION. BY UNDERESTIMATING THE AMOUNT OF YOUR PURCHASE PAYMENTS DURING THE FIRST CONTRACT YEAR, YOU MAY PAY A HIGHER MORTALITY AND EXPENSE CHARGE FOR THE DURATION OF YOUR CONTRACT THAN IF YOU ACCURATELY ESTIMATE THE AMOUNT OF YOUR PURCHASE PAYMENTS DURING THE FIRST CONTRACT YEAR.


If you elect to apply your account value to an annuity option (see "Annuity Payments (The Income Phase)") prior to the first contract anniversary and you have not reached your purchase payment goal, the mortality and expense charge applied during the income phase will be increased to the charge that corresponds to the total purchase payments received prior to the annuity date.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each investment portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.



DEATH BENEFIT RIDER CHARGE. If you select the optional Annual Step-up Death Benefit rider, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the accumulation phase) is equal, on an annual basis, to 0.15% of the average daily net asset value of each investment portfolio.



ACCOUNT FEE



During the accumulation phase, every contract year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior contract year if the account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the amount of your account value. During the accumulation phase, the account fee is deducted pro rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the account value on the annuity date if this date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.



GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE



We offer an optional Guaranteed Withdrawal Benefit ("GWB") that you can select when you purchase the contract. There are two different versions of the GWB under this contract: GWB I and Lifetime Withdrawal Guarantee. If you elect either GWB rider, a charge is deducted from your account value during the accumulation phase on each contract anniversary. The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of GWB I") on the applicable contract anniversary. The charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee") on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


For contracts issued based on applications and necessary information received at our Annuity Service Center in good order before the close of the New York Stock Exchange on May 1, 2009, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.



The GWB rider charge is deducted from your account value pro rata from each investment portfolio in the ratio each portfolio bears to your total account value. We take amounts from the investment options that are part of the Separate Account by canceling accumulation units from the Separate Account. If you make a full withdrawal (surrender) of your account value, you apply your account value to an annuity option, there is a change in owners, joint owners or annuitants (if the owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Lifetime Withdrawal Guarantee rider is cancelled following an eligible contract anniversary pursuant to the cancellation provisions of each rider, a pro rata portion of the rider charge will not be assessed based on the period from the contract anniversary to the date the cancellation takes effect.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the rider charge to the Lifetime Withdrawal Guarantee charge applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.10%

(Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If, at the time your contract was issued, the current rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up.


If the GWB I rider is in effect, the rider charge will not continue if your Benefit Base (see "Living Benefits -

Guaranteed Withdrawal Benefits - Description of GWB I") equals zero. If the Lifetime Withdrawal Guarantee rider is in effect, the rider charge will continue even if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits - Guaranteed Withdrawal Benefits - Description of the Lifetime Withdrawal Guarantee") equals zero.



WITHDRAWAL CHARGE



We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the accumulation phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior purchase payments, a withdrawal charge is assessed against the purchase payment withdrawn. To determine if your withdrawal includes prior purchase payments, amounts are withdrawn from your contract in the following order:



1. Earnings in your contract (earnings are equal to your account value, less purchase payments not previously withdrawn); then


2.    The free withdrawal amount described below; then


3. Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.


A withdrawal charge will be assessed if prior purchase payments are withdrawn pursuant to a request to divide the assets of a contract due to divorce.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each contract year after the first (there is no free withdrawal amount in the first contract year) is equal to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first contract year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one contract year does not carry over to the next contract year.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



 Number of Complete Years from       Withdrawal Charge
  Receipt of Purchase Payment     (% of Purchase Payment)
------------------------------   ------------------------
  0                                         8

  1                                         8
  2                                         7
  3                                         6
  4                                         5
  5                                         4
  6                                         3
  7                                         2
  8 and thereafter                          0

For a partial withdrawal, the withdrawal charge is deducted from the remaining account value, if sufficient. If the remaining account value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.


We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from non-qualified contracts are considered to come out first.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE



GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of an officer, director, or employee of ours or any of our affiliates, and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer that is participating in the offering of the contract. In lieu of a withdrawal charge waiver, we may provide an account value credit.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your joint owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your joint owner exits the nursing home or hospital. This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.



TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your joint owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from purchase payments, account balances, withdrawals, death benefits or income payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. New York does not currently assess premium taxes on purchase payments you make. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the account balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until annuity payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We may make a deduction from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each investment portfolio, which are described in the fee table in this prospectus and the investment portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each investment portfolio.




5.  ANNUITY PAYMENTS

        (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as ANNUITY PAYMENTS). You can choose the month and year in which those payments begin. We call that date the ANNUITY DATE. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).


When you purchase the contract, the annuity date will be the later of the first day of the calendar month after the annuitant's 90th birthday or 10 years from the date your contract was issued. You can change the annuity date at any time before the annuity date with 30 days prior notice to us.


Please be aware that once your contract is annuitized, you are ineligible to receive the death benefit you have selected. Additionally, if you have selected a Guaranteed Withdrawal Benefit rider, annuitizing your contract terminates the rider, including any death benefit provided by the rider and any Guaranteed Principal Adjustment (for the Lifetime Withdrawal Guarantee rider) that may also be provided by the rider.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.


During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will be:


o  fixed annuity payments, or


o  variable annuity payments, or


o  a combination of both.


If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place just before the start of the income phase.


If you choose to have any portion of your annuity payments based on the investment portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the investment portfolio(s) just before the start of the income phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3)    the annuity option elected.


Subsequent variable annuity payments will vary with the performance of the investment portfolios you selected. (For more information, see "Variable Annuity Payments" below.)


At the time you choose an annuity option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4%. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable annuity payments will decrease.



Your variable annuity payment is based on ANNUITY UNITS. An annuity unit is an accounting device used to calculate the dollar amount of annuity payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable annuity payment, but subsequent variable annuity payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the investment portfolios. On the other hand, a higher AIR will result in a higher initial variable annuity payment than a lower AIR, but later variable annuity payments will rise more slowly or fall more rapidly.



A transfer during the income phase from a variable annuity payment option to a fixed annuity payment option may result in a reduction in the amount of annuity payments. (You cannot, however, make transfers from a fixed annuity payment option to the investment portfolios.)


If you choose to have any portion of your annuity payments be a fixed annuity payment, the dollar amount of each fixed annuity payment will not change, unless you make a transfer from a variable annuity payment option to the fixed annuity payment that causes the fixed annuity payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.



Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

ANNUITY OPTIONS


You can choose among income plans. We call those ANNUITY OPTIONS. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us.


If you do not choose an annuity option at the time you purchase the contract, Option 2, which provides a life annuity with 10 years of guaranteed annuity payments, will automatically be applied.


You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.


OPTION 1. LIFE ANNUITY. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death. It is possible under this option to receive only one annuity payment if the annuitant dies before the due date of the second payment or to receive only two annuity payments if the annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant is alive. If, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. If, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an annuity option under which fixed or variable monthly annuity payments are made for a selected number of years as approved by us, currently not less than 10 years. This annuity option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an annuitant before making any annuity payments under the contract that are measured by the annuitant's life. If the age or sex of the annuitant has been misstated, the amount payable will be the amount that the account value would have provided at the correct age or sex. Once annuity payments have begun, any underpayments will be made up in one sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the total is repaid.


You may withdraw the commuted value of the payments remaining under the variable Payments for a Designated Period annuity option (Option 5). You may not commute the fixed Payments for a Designated Period annuity option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving annuitant. Upon the death of the last surviving annuitant, the beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable annuity options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed annuity options, the calculation of the commuted value will be done using the then current annuity option rates.


There may be tax consequences resulting from the election of an annuity payment option containing a commutation feature (I.E., an annuity payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")




Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.



In addition to the annuity options described above, we may offer an additional payment option that would allow your beneficiary to take distribution of the account value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax

Status.") We intend to make this payment option available to both tax qualified and non-tax qualified contracts.


In the event that you purchased the contract as a tax qualified contract, you must take distribution of the account value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an annuity option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if annuity payments have already begun, the death benefit would be required to be distributed to your beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS



The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The first variable annuity payment will be based upon the Adjusted Contract Value, the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



The dollar amount of variable annuity payments after the first payment is determined as follows:


o The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, provided that transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, and the number of annuity units will be adjusted for transfers to a fixed annuity option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.


o The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT. The initial annuity unit value for each investment portfolio of the Separate Account was set by us. The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor (see the Statement of Additional Information for a definition) for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS



The Adjusted Contract Value (defined above under "Variable Annuity Payments") on the day immediately preceding the annuity date will be used to determine a fixed annuity payment. The annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made. You may not make a transfer from the fixed annuity option to the variable annuity option.




6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, your beneficiary) can have access to the money in your contract:


(1)    by making a withdrawal (either a partial or a complete withdrawal);


(2)    by electing to receive annuity payments; or


(3)    when a death benefit is paid to your beneficiary.


Under most circumstances, withdrawals can only be made during the accumulation phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and


o  less any applicable pro rata GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the investment portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio(s). We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect. We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract owner's check that has not yet cleared (I.E., that could still be dishonored by the contract owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your account value:


o You must submit a request to our Annuity Service Center. (See "Other Information - Requests and Elections.")


o You must provide satisfactory evidence of terminal illness or confinement to a nursing home if you would like to have the withdrawal charge waived. (See "Expenses - Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the annuity date or owner's death.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next business day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.




7. LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFITS


We offer an optional Guaranteed Withdrawal Benefit ("GWB") rider for an additional charge. There are two versions of the GWB under this contract:


o  the GWB I


o  the Lifetime Withdrawal Guarantee


If you purchase the GWB, you must elect one version at the time you purchase the contract, prior to age 81. Once elected, the GWB cannot be terminated except as stated below in the description of each version of the GWB.


Each version of the GWB guarantees that the entire amount of purchase payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any contract year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the purchase payments you made during the time period specified in your rider has been returned to you. (See section E of Appendix D.) Moreover, the Lifetime Withdrawal Guarantee Rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected and your spouse elects to continue the contract), even after the entire amount of purchase payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee" below and section F of Appendix D.)


THE GWB GUARANTEE MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The GWB does not establish or guarantee an account value or minimum return for any investment portfolio. The Benefit Base (as described below) under the GWB I, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (both as described below) under the Lifetime Withdrawal Guarantee, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your account value to the purchase payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee - Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first contract year unless you take the necessary steps to elect such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount. (See "Expenses - Withdrawal Charge.") The withdrawal charge is deducted from the Benefit Base or Remaining Guaranteed Withdrawal Amount.

IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GWB GUARANTEES THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR LIFETIME WITHDRAWAL GUARANTEE). THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE GWB RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE GUARANTEED WITHDRAWAL AMOUNT (TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR LIFETIME WITHDRAWAL GUARANTEE) UNTIL TERMINATION OF THE RIDER.


o IF THE GWB I RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.


o IF THE LIFETIME WITHDRAWAL GUARANTEE IS IN EFFECT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR MAY DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.


IF THE LIFETIME WITHDRAWAL GUARANTEE IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE GWB RIDER CHARGE EVEN IN THE CASE WHERE YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE GWB I RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from purchase payments of up to 8% of purchase payments taken in the first eight years following receipt of the applicable purchase payment.


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.



TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GWB RIDER IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE BENEFIT BASE (FOR GWB I) OR REMAINING GURANTEED WITHDRAWAL AMOUNT (FOR LIFETIME WITHDRAWAL GUARANTEE) AT THE TIME OF THE WITHDRAWAL, IF THE BENEFIT BASE (FOR GWB I) OR REMAINING GURANTEED WITHDRAWAL AMOUNT (FOR LIFETIME WITHDRAWAL GUARANTEE) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.



DESCRIPTION OF GWB I


In marketing or other materials, we may refer to the GWB I as the "GWB" or the "Guaranteed Withdrawal Benefit."


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Benefit Base and the Guaranteed Withdrawal Amount are both equal to your initial purchase payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial purchase payment. Your Benefit Base will change with each purchase payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your account value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial purchase payment;


o  Increased by each subsequent purchase payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current contract year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the account value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your account value after the decrease for the withdrawal.


(See section A of Appendix D for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each contract year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB WITHDRAWAL RATE (5%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent purchase payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each contract year. If a withdrawal from your contract does result in annual withdrawals (including any applicable withdrawal charge) during a contract year exceeding the Annual Benefit Payment or is not payable to the contract owner or contract owner's bank account (or to the annuitant or annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your account value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. This reduction may be significant. Furthermore, since the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections B and C of Appendix D for examples of how withdrawals and subsequent purchase payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.



REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than the Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment; if such withdrawals exceed your Annual Benefit Payment, the Annual Benefit Payment will be recalculated and may be reduced. YOU MUST BE ENROLLED ONLY IN THE
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AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.



GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB I rider charge as a percentage of the GUARANTEED WITHDRAWAL AMOUNT, which is initially set at an amount equal to your initial purchase payment. The Guaranteed Withdrawal Amount may increase with additional purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See section D of Appendix D.) If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your account value;


(2) the date you apply all of your account value to an annuity option;


(3) the date there are insufficient funds to deduct the GWB I rider charge from your account value (whatever account value is available will be applied to pay the annual GWB I rider charge);


(4) the date we receive due proof of the owner's death and a beneficiary claim form, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the annuitant dies if the owner is a non-natural person; note:
(a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and (b) we will not terminate the rider until we receive both due proof of the owner's death and a beneficiary claim form (from certain beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;


(5) a change of the owner or joint owner (or the annuitant, if the owner is a non-natural person) for any reason;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your account value and the withdrawal does not exceed the Annual Benefit Payment, or your account value is reduced to zero because you do not have a sufficient account value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the owner or joint owner (or the annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the joint owner (or the annuitant if the owner is a non-natural person) dies while these payments are being made, your beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire account value to an annuity option, we will not deduct the GWB I rider charge from your account value after we deduct the charge on the effective date of the cancellation or the application of your account value to an annuity option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your account value to an annuity option.


If the owner or joint owner (or the annuitant if the owner is a non-natural person) should die while the GWB I rider is in effect, your beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, where the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal

Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your account value; (2) your account value is insufficient to pay the GWB I rider charge; or (3) the contract owner or joint owner (or the annuitant if the owner is a non-natural person) dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional purchase payments under the contract.


(See Appendix D for examples of the GWB.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE


The Lifetime Withdrawal Guarantee rider is an optional rider that may be elected instead of the GWB I rider. You can only elect the Single Life version of the Lifetime Withdrawal Guarantee rider if the owner or oldest joint owner (or the annuitant, if the owner is a non-natural person) is at least 60 years old on the date the contract is issued. You can only elect the Joint Life version of the Lifetime Withdrawal Guarantee rider if: (1) the contract is owned by joint owners who are spouses and (2) both joint owners are at least 63 years old on the date the contract is issued.


You should carefully consider which version of the GWB may be best for you. Here are some of the differences between the Lifetime Withdrawal Guarantee rider and the GWB I rider:


o Guaranteed Payments for Life. The Lifetime Withdrawal Guarantee rider guarantees that we will make payments to you over your lifetime (and the life of your spouse, if the Joint Life version of the rider was elected and your spouse elects to continue the contract), even after the entire amount of purchase payments has been returned.


o Automatic Annual Step-Ups. In contrast to the GWB I rider, which does not offer a reset, the Lifetime Withdrawal Guarantee provides automatic resets on each contract anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the resets).


o Cancellation. The Lifetime Withdrawal Guarantee rider also provides the ability to cancel the rider every five contract years for the first 15 contract years and annually thereafter. The GWB I rider offers only one opportunity to cancel the rider (within 90 days after the fifth contract anniversary).


In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your account value may be higher. In considering the benefit of lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any GWB rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The TOTAL GUARANTEED WITHDRAWAL AMOUNT is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments. Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. IF, HOWEVER, A WITHDRAWAL RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL BE REDUCED BY AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN

THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT).


5% COMPOUNDING INCOME AMOUNT. On each contract anniversary until the earlier of: (a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are each increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $5,000,000). The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. (See section G of Appendix D.) The 5% increase described in this section will be made before any step-ups as described under "Automatic Annual Step-Up" below.


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The REMAINING GUARANTEED WITHDRAWAL AMOUNT is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional purchase payments, and decreased by the amount of each withdrawal (including any applicable withdrawal charges) regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above. If a withdrawal results in cumulative withdrawals for the current contract year that exceed the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount).


We will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the Lifetime Withdrawal Guarantee rider was elected and your spouse elects to continue the contract), even if your Remaining Guaranteed Withdrawal Amount and/or account value declines to zero.


YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE LIFETIME WITHDRAWAL GUARANTEE. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LIFETIME WITHDRAWAL GUARANTEE. FOR EXAMPLE, YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT IS NO LONGER INCREASED BY THE 5% COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR FIRST WITHDRAWAL. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.



At any time during the accumulation phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. Annuitization may provide higher income amounts if the current annuity option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the Lifetime Withdrawal Guarantee rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the Lifetime Withdrawal Guarantee rider. (See "Federal Income Tax Status - Withdrawals.")



ANNUAL BENEFIT PAYMENT. The initial ANNUAL BENEFIT PAYMENT is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% Compounding Income Amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each contract year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a contract year exceed the Annual Benefit Payment. If a withdrawal from your contract does result in annual withdrawals during a contract year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount may be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% Withdrawal Rate.


In addition, as noted above, if a withdrawal results in cumulative withdrawals for the current contract year exceeding the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the excessive withdrawal did not cause your account value to drop to zero.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given contract year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year. (See section F of Appendix D.)


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the account value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have not chosen to decline the step-up as described below).


The Automatic Annual Step-Up will:


o reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the account value on the date of the step-up, up to a maximum of $5,000,000;


o reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the step-up; and


o reset the Lifetime Withdrawal Guarantee rider charge to the charge applicable to contract purchases of the same rider at the time of the step-up, up to a maximum of 1.10% (Single Life version) or 1.50% (Joint Life version).


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. (See section H of Appendix D.)


Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make purchase payments that would cause your account value to approach $5,000,000, since the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment and may cause the Total Guaranteed

Withdrawal Amount to be recalculated and the Annual Benefit Payment to be reduced. YOU MUST BE ENROLLED ONLY IN THE AUTOMATED REQUIRED MINIMUM
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DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution program, please contact our Annuity Service Center.


JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available for a charge of 1.25% (which may increase upon an Automatic Annual Step-Up to a maximum of 1.50%). The Joint Life version must be elected at the time you purchase the contract, the contract must be owned by joint owners who are spouses, and both joint owners must be at least 63 years old on the date the contract is issued. Because of the requirement that the contract be owned by joint owners, the Joint Life version can only be purchased with Non-Qualified Contracts. Under the Joint Life version, when the owner of the contract dies (or when the first joint owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -

Spousal Continuation.") If the spouse elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life.


In situations in which a trust is both the owner and beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply. In addition, because of the definition of "spouse" under federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/

spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version.


For contracts issued before May 4, 2009, the current charge for the Joint Life version of the Lifetime Withdrawal Guarantee rider is 0.85%.



CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five contract years for the first 15 contract years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate and we will no longer deduct the Lifetime Withdrawal Guarantee rider charge. The variable annuity contract, however, will continue.


If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a GUARANTEED PRINCIPAL ADJUSTMENT to your account value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to
(a) - (b) where:


(a) is purchase payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in account value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b)    is the account value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable investment portfolio in the ratio the portion of the account value in such investment portfolio bears to the total account value in all investment portfolios. The Guaranteed Principal Adjustment will never be less than zero.


Only purchase payments made during the first 120 days that you hold the contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your account value and impact whether or not a benefit is due. Therefore, the Lifetime Withdrawal Guarantee may not be appropriate for you if you intend to make additional purchase payments after the 120-day period and are purchasing the Lifetime Withdrawal Guarantee for its Guaranteed Principal Adjustment feature.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:


(1) the date of a full withdrawal of the account value (a pro rata portion of the rider charge will be assessed; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met);


(2) the date all of the account value is applied to an annuity option (a pro rata portion of the rider charge will be assessed);



(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the account value and your contract is thereby terminated (whatever account value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);



(4) death of the owner or joint owner (or the annuitant if the owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the owner or joint owner for any reason (a pro rata portion of the rider charge will be assessed), subject to our administrative procedures;


(6)    the effective date of the cancellation of the rider; or


(7) termination of the contract to which the rider is attached (a pro rata portion of the rider charge will be assessed, except for a termination due to death).


Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted.


ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the owner or joint owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider which can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each contract year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.



Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your account value;
(2) your account value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract owner dies, except where the beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the contract, you may not make additional purchase payments under the contract.


(See Appendix D for examples of the GWB.)


GWB I, LIFETIME WITHDRAWAL GUARANTEE AND DECEDENT CONTRACTS. The Lifetime Withdrawal Guarantee is not available for purchase under a decedent's Non-Qualified Contract (see "Federal Income Tax Status - Taxation of Non-Qualified Contracts") or IRA (or where otherwise offered, under any other contract which is being "stretched" by a beneficiary after the death of the owner or after the death of the annuitant in certain cases). Under the tax rules, such contracts generally require distributions to commence in accordance with tax regulations by the end of the calendar year following the year of the owner's death. However, these required distributions can in certain circumstances exceed the Annual Benefit Payment, and any such excess will have the effect of reducing the lifetime payments under the Lifetime Withdrawal Guarantee.


Note that the GWB I is not available for purchase by a beneficiary under a decedent's Non-Qualified Contract.




8. PERFORMANCE


We periodically advertise subaccount performance relating to the investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the investment portfolio expenses.



For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.


In addition, the performance for the investment portfolios may be shown for the period commencing from the inception date of the investment portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the investment portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.



We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.




9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). The Principal Protection is the standard death benefit for your contract. At the time you purchase the contract, you can select the optional Annual Step-Up death benefit rider. If you are 80 years old or older at the effective date of your contract, you are not eligible to select the optional death benefit rider. The death benefits are described below. Check your contract and riders for the specific provisions applicable. The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. Where there are multiple beneficiaries, the death benefit will only be determined as of the time the first beneficiary submits the necessary documentation in good order.


If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, then the annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.


STANDARD DEATH BENEFIT - PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the account value as of the effective date of the change of owner, increased by purchase payments received after the date of the change of owner, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date."


In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount will be determined in accordance with (1) or (2) above.



(See Appendix E for examples of the Principal Protection death benefit rider.)



OPTIONAL DEATH BENEFIT - ANNUAL STEP-UP


If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1)    the account value; or


(2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or


(3)    the highest anniversary value, as defined below.


On the date we issue the contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.


If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date;" and


o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).



(See Appendix E for examples of the Annual Step-Up death benefit rider.)



GENERAL DEATH BENEFIT PROVISIONS


The death benefit amount remains in the Separate Account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to investment risk. This risk is borne by the beneficiary.


If the beneficiary under a tax qualified contract is the annuitant's spouse, the tax law generally allows distributions to begin by the year in which the annuitant would have reached 70 1/2 (which may be more or less than five years after the annuitant's death).


A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within five years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. For non-qualified contracts, payment must begin within one year of the date of death. For tax qualified contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both non-tax qualified contracts and certain tax qualified contracts, under which your beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your beneficiary in order to facilitate the distribution of payments. Your beneficiary may choose any optional death benefit available under the new contract. Upon the death of your beneficiary, the death benefit would be required to be distributed to your beneficiary's beneficiary at least as rapidly as under the method of distribution in effect at the time of your beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated beneficiary is permitted under our procedures to make additional purchase payments consisting of monies which are direct transfers (as permitted under tax law) from other tax qualified or non-tax qualified contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional purchase payments would be subject to applicable withdrawal charges. Your beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.



If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60-day period beginning with the date we receive due proof of death.



If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.


SPOUSAL CONTINUATION


If the primary beneficiary is the spouse of the owner, upon the owner's death, the beneficiary may elect to continue the contract in his or her own name. Upon such election, the account value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the owner. Any excess of the death benefit amount over the account value will be allocated to each applicable investment portfolio in the ratio that the account value in the investment portfolio bears to the total account value. The terms and conditions of the contract that applied prior to the owner's death will continue to apply, with certain exceptions described in the contract.


For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value (depending on whether you elected an optional death benefit), are reset on the date the spouse continues the contract.

Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs (see "Federal Income Tax Status").



Because the contract proceeds must be distributed within the time periods required by the federal Internal Revenue Code, the right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who is defined as a "spouse" under the federal Defense of Marriage Act, or any other applicable federal law. Therefore, under current federal law, a purchaser who has or is contemplating a civil union or same sex marriage should note that the rights of a spouse under the spousal continuation provisions of this contract will not be available to such partner or same sex marriage spouse. Accordingly, a purchaser who has or is contemplating a civil union or same sex marriage should note that such partner/spouse would not be able to receive continued payments after the death of the contract owner under the Joint Life version of the Lifetime Withdrawal Guarantee (see "Living Benefits - Guaranteed Withdrawal Benefits").



DEATH OF THE ANNUITANT


If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant (subject to our then-current underwriting standards). However, if the owner is a non-natural person (for example, a trust), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.


Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your beneficiary in the form of annuity payments for life or over a period of time that does not exceed your beneficiary's life expectancy. This election must be in writing in a form acceptable to us. You may revoke the election only in writing and only in a form acceptable to us. Upon your death, the beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts (see "Federal Income Tax Status").


10. FEDERAL INCOME TAX STATUS

The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract.


When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money, generally for retirement purposes. If you invest in an annuity contract as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a "Qualified Contract." The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. You should note that for any Qualified Contract, the tax deferred accrual feature is provided by the tax qualified retirement plan, and as a result there should be reasons other than tax deferral for acquiring the contract within a qualified plan.


If your annuity is independent of any formal retirement or pension plan, it is termed a "Non-Qualified Contract."


Under current federal income tax law, the taxable portion of distributions under variable annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


TAXATION OF NON-QUALIFIED CONTRACTS


NON-NATURAL PERSON. If a non-natural person (e.g., a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.


The following discussion generally applies to Non-Qualified Contracts owned by natural persons.


WITHDRAWALS. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the owner's investment in the contract (generally, the premiums or other consideration paid for the contract, reduced by any amount previously distributed from the contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.


In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.


It is conceivable that certain benefits or the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits (E.G., the GWB riders), could be considered to be taxable each year as deemed distributions from the contract to pay for non-annuity benefits. We currently treat these charges and benefits as an intrinsic part of the annuity contract and do not tax report these as taxable income until distributions are actually made. However, it is possible that this may change in the future if we determine that this is required by the IRS. If so, the charges or benefits could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.



The tax treatment of withdrawals under a Guaranteed Withdrawal Benefit is also uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base at the time of the withdrawal, if greater than the account value. This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to tax report such withdrawals using the gross account value rather than the Benefit Base at the time of the withdrawal to determine gain. However, in cases where the maximum permitted withdrawal in any year under the GWB exceeds the gross account value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.


We reserve the right to change our tax reporting practices if we determine that they are not in accordance with IRS guidance (whether formal or informal).


ADDITIONAL PENALTY TAX ON CERTAIN WITHDRAWALS. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:


o  made on or after the taxpayer reaches age 59 1/2;


o  made on or after the death of an owner;


o  attributable to the taxpayer's becoming disabled;


o made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary; or


o under certain immediate income annuities providing for substantially equal payments made at least annually.


Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


ANNUITY PAYMENTS. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. In general, the amount of each payment under a variable annuity payment option that can be excluded from federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax adviser as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated. Once the investment in the contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.


The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment portfolios after the annuity starting date. Consult your tax adviser.


TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Non-Qualified Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.


See the Statement of Additional Information as well as "Death Benefit - General Death Benefit Provisions" in this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.


TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT. Where otherwise permitted under the terms of the contract, a transfer or assignment of ownership of a Non-Qualified Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange or event should consult a tax adviser as to the tax consequences.


WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS. The tax law provides that deferred annuities issued after October 21, 1988 by the same insurance company or an affiliate in the same calendar year to the same owner are combined for tax purposes. As a result, a greater portion of your withdrawals may be considered taxable income than you would otherwise expect. Please consult your own tax adviser.


OWNERSHIP OF THE INVESTMENTS. In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of funds available and the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the contract does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract.


FURTHER INFORMATION. We believe that the contracts will qualify as annuity contracts for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."


TAXATION OF QUALIFIED CONTRACTS


The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). IRAs, as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2009, $5,000 plus, for an owner age 50 or older, $1,000) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The contract (and appropriate IRA tax endorsements) have not yet been submitted to the IRS for review and approval as to form. Such approval is not required to constitute a valid Traditional IRA or SIMPLE IRA. Such approval does not constitute an IRS endorsement of the investment options and benefits offered under the contract. Traditional IRAs/SEPs, SIMPLE IRAs and Roth IRAs may not invest in life insurance. The contract may provide death benefits that could exceed the greater of premiums paid or the account balance. The final required minimum distribution income tax regulations generally treat such benefits as part of the annuity contract and not as life insurance and require the value of such benefits to be included in the participant's interest that is subject to the required minimum distribution rules.



SIMPLE IRA. A SIMPLE IRA permits certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2009. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.



ROTH IRA. A Roth IRA, as described in Code section 408A, permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


TAX SHELTERED ANNUITIES. Tax Sheltered Annuities (TSA) that qualify under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the close of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Income tax regulations issued in July 2007 will require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and (c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.


The regulations are generally effective for taxable years beginning after December 31, 2008. However, certain aspects, including a proposed prohibition on use of new life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective. Please note that, in light of the regulations, this contract is not available for purchase via a "90-24" transfer. If your contract was issued previously in a 90-24 transfer completed on or before September 24, 2007, we urge you to consult with your tax adviser prior to making additional purchase payments.



Recent income tax regulations also provide certain new restrictions on withdrawals of amounts from tax sheltered annuities that are not attributable to salary reduction contributions. Under these regulations, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event such as after a fixed number of years, the attainment of a stated age, or disability. This new withdrawal restriction is applicable for tax sheltered annuity contracts issued on or after January 1, 2009.



SECTION 457(B) PLANS. An eligible 457(b) plan, while not actually a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, which must be a tax-exempt entity under section 501(c) of the Code, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


SEPARATE ACCOUNT CHARGES FOR DEATH BENEFITS. For contracts purchased under section 403(b) plans, certain death benefits could conceivably be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefits, in certain cases, may exceed this limitation employers using a contract in connection with such plans should consult their tax adviser. Additionally, it is conceivable that the explicit charges for, or the amount of the mortality and expense charges allocable to, such benefits may be considered taxable distributions.


OTHER TAX ISSUES. Qualified Contracts (including contracts under section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount that should have been, but was not, distributed.



Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of account value, as well as all living benefits) must be added to the account value in computing the amount required to be distributed over the applicable period. (See "Living Benefits.")



The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax adviser to determine whether your variable income annuity will satisfy these rules for your own situation.



Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuitized payments under your contract. The required minimum distribution rules are complex, so consult with your tax advisor before waiving your 2009 required minimum distribution payment.



Distributions from Qualified Contracts generally are subject to withholding for the owner's federal income tax liability. The withholding rate varies according to the type of distribution and the owner's tax status. The owner will be provided the opportunity to elect not to have tax withheld from distributions.


"Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457(b) plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


COMMUTATION FEATURES UNDER ANNUITY PAYMENT OPTIONS. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature are uncertain and the IRS may determine that the taxable amount of annuity payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any annuity payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.


FEDERAL ESTATE TAXES. While no attempt is being made to discuss the federal estate tax implications of the contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.


GENERATION-SKIPPING TRANSFER TAX. Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.


ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to the U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.



PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.



TAX BENEFITS RELATED TO THE ASSETS OF THE SEPARATE ACCOUNT


We may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividends received deductions, are not passed back to the Separate Account or to contract owners because we are the owner of the assets from which the tax benefits are derived.


POSSIBLE TAX LAW CHANGES



Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. We will notify you of any changes to your contract. Consult a tax adviser with respect to legislative developments and their effect on the contract.



We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of the contract and do not intend the above discussion as tax advice.




11. OTHER INFORMATION

FIRST METLIFE INVESTORS


First MetLife Investors is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc., the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. First MetLife Investors is licensed to do business only in the State of New York.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


PrimElite IV is a service mark of Citigroup Inc. or its Affiliates and is used by MetLife, Inc. and its Affiliates under license.


THE SEPARATE ACCOUNT


We have established a SEPARATE ACCOUNT, First MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The assets of the Separate Account are held in First MetLife Investors' name on behalf of the Separate Account and legally belong to First MetLife Investors. The Separate Account is subject to the laws of the State of New York. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business First MetLife Investors may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First MetLife Investors may issue.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.


The amount of the guaranteed death benefit that exceeds the account value is paid from our general account. In addition, portions of the contract's guaranteed living benefits payable may exceed the amount of the account value and be paid from our general account. Benefit amounts paid from the general account are subject to the claims-paying ability of First MetLife Investors.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, MetLife Investors Distribution Company (Distributor), 5 Park Plaza, Suite 1900, Irvine, CA 92614, for the distribution of the contracts. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA maintains a Public Disclosure Program for investors. A brochure that includes information describing the Program is available by calling FINRA's Public Disclosure Program hotline at 1-800-289-9999, or by visiting FINRA's website at www.finra.org.


Distributor, and in certain cases, we, have entered into selling agreements with other selling firms for the sale of the contracts. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for the Distributor's management team, advertising expenses, and other expenses of distributing the contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain investment portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the investment portfolios. (See "Fee Tables and Examples - Investment Portfolio Expenses" and the fund prospectuses.) These payments range up to 0.35% of Separate Account assets invested in the particular investment portfolio.


We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of purchase payments allocated to the American Funds Bond Fund, American Funds Global Growth Fund, the American Funds Global Small Capitalization Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund, for the services it provides in marketing the Funds' shares in connection with the contract.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The maximum commission payable for contract sales and additional purchase payments to selling firms is 6% of purchase payments, along with annual trail commissions up to 0.25% of account value (less purchase payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement.


The commission rate paid to selling firms is determined by the estimated first year purchase payments, or in certain circumstances total purchase payments made in the first contract year. The dollar amount of your estimated first year purchase payments, or in certain circumstances total purchase payments made in the first contract year, will determine your mortality and expense charge for the duration of your contract (see "Expenses - Product Charges - Mortality and Expense Charge"). The higher the mortality and expense charge, the higher the commission rate the selling firm will receive. The compensation earned by your registered representative in connection with the sale of the contract will be higher if you do not qualify for a lower mortality and expense charge.


As described in Expenses - Product Charges - Mortality and Expense Charge, the mortality and expense charge paid during the first contract year is determined at contract issue based on your estimate of the total purchase payments to be made during the first contract year. If actual purchase payments made during the first contract year fall into a range of dollar amounts corresponding to a higher mortality and expense charge, you will pay that higher mortality and expense charge for all subsequent contract years. However, if actual purchase payments made during the first contract year fall into a range of dollar amounts corresponding to a lower mortality and expense charge than did your estimated purchase payments, no adjustment will be made. AS A RESULT, THE RATE OF COMPENSATION PAID ON PURCHASE PAYMENTS WILL BE HIGHEST WHEN YOUR ESTIMATE FALLS INTO THE RANGE OF DOLLAR AMOUNTS CORRESPONDING TO THE HIGHEST MORTALITY AND EXPENSE CHARGE, REGARDLESS OF ACTUAL PURCHASE PAYMENTS MADE.


Please note that if your estimated total purchase payments during the first contract year are just below one of the threshold dollar amounts set out in the table under "Expenses-Product Charges-Mortality and Expense Charge," the rate of commission will be higher than if your initial purchase payment or your estimated purchase payments are at or just above the threshold dollar amount. For example, the rate of commission paid if your estimated total purchase payments in the first contract year are $99,999 is higher than if your estimated total purchase payments in the first contract year are $100,000. In addition, any purchase payments in excess of your estimated total purchase payments during the first contract year do not reduce your mortality and expense charge. For these reasons, your registered representative may have an incentive for you to underestimate the total purchase payments during the first contract year.


Also, because purchase payments made after the first contract anniversary do not qualify you for a lower mortality and expense charge, the commission rate paid to selling firms, and therefore the total dollar amount of compensation, will be higher than if all purchase payments were made during the first contract year and the total amount of purchase payments qualified you for a lower mortality and expense charge.


We also pay commissions when a contract owner elects to begin receiving regular income payments (referred to as "annuity payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.


Ask your registered representative for further information about what payments your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor have entered into distribution arrangements with certain selected selling firms. Under these arrangements we and Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative periodic (usually quarterly) sales of our variable insurance contracts (including the contracts). Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on account values of our variable insurance contracts (including account values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives. We and Distributor have entered into such distribution agreements with selling firms identified in the Statement of Additional Information.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your registered representative. (See the Statement of Additional Information -"Distribution" for a list of selling firms that received compensation during 2008, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a purchase payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at P.O. Box 10426, Des Moines, IA 50306-0426. If you send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to you, or there may be a delay in applying the purchase payment or transaction to your contract.


Requests for service may be made:


o  Through your registered representative


o By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (515) 273-4980 or


o  By Internet at www.metlifeinvestors.com


All other requests must be in written form, satisfactory to us.



A request or transaction generally is considered in GOOD ORDER if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in good order. If you have any questions, you should contact us or your registered representative before submitting the form or request.



We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the OWNER of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the beneficiary.

o change the annuitant before the annuity date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The owner is as designated at the time the contract is issued, unless changed. Any change of owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by JOINT OWNERS, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.


BENEFICIARY. The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).


ANNUITANT. The ANNUITANT is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The owner and the annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, First MetLife Investors, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, First MetLife Investors does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account or of First MetLife Investors to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm

     Additional Information


     Custodian

     Distribution

     Calculation of Performance Information

     Annuity Provisions

     Tax Status of the Contracts


     Condensed Financial Information


     Financial Statements

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2008. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. Chart 1 presents accumulation unit values for the lowest possible combination of separate account product charges and death benefit rider charges, and Chart 2 presents accumulation unit values for the highest possible combination of such charges. The SAI contains the accumulation unit values for all other possible combinations of separate account product charges and death benefit rider charges. (See "Cover Page" for how to obtain a copy of the SAI.)



CHART 1





                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. GLOBAL REAL ESTATE SUB-ACCOUNT (SERIES II)
   11/12/2007                             to  12/31/2007        9.997452          9.626692             0.0000
   01/01/2008                             to  12/31/2008        9.626692          5.249851         2,182.6403
=============                            ==== ==========      ==========        ==========        ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   11/12/2007                             to  12/31/2007       29.798548         29.934187             0.0000
   01/01/2008                             to  12/31/2008       29.934187         17.562589        10,678.7528
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       15.984554         15.940133             0.0000
   01/01/2008                             to  12/31/2008       15.940133         14.255719        37,368.0699
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       28.954963         29.484154             0.0000
   01/01/2008                             to  12/31/2008       29.484154         17.920831        22,780.8277
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       36.602814         35.509401             0.0000
   01/01/2008                             to  12/31/2008       35.509401         16.281942        16,549.2271
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007      177.631068        178.738032             0.0000
   01/01/2008                             to  12/31/2008      178.738032         98.796499         9,953.8907
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007      120.748879        121.479197             0.0000
   01/01/2008                             to  12/31/2008      121.479197         74.484569         6,186.6387
=============                            ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
   11/12/2007                             to  12/31/2007       46.237718         47.770761             0.0000
   01/01/2008                             to  12/31/2008       47.770761         27.044504         8,801.0259
=============                            ==== ==========       =========         =========        ===========
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
   11/12/2007                             to  12/31/2007       40.630038         41.378549             0.0000
   01/01/2008                             to  12/31/2008       41.378549         24.653365         7,389.5749
=============                            ==== ==========       =========         =========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       46.514437         46.699971             0.0000
   01/01/2008                             to  12/31/2008       46.699971         32.408457        12,649.5237
=============                            ==== ==========       =========         =========        ===========
 FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007        8.771822          8.771291             0.0000
   01/01/2008                             to  12/31/2008        8.771291          5.796158         5,821.2439
=============                            ==== ==========       =========         =========        ===========
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       24.258552         24.347239             0.0000
   01/01/2008                             to  12/31/2008       24.347239         15.106154        12,959.4597
=============                            ==== ==========       =========         =========        ===========
 TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       12.817315         12.718040             0.0000
   01/01/2008                             to  12/31/2008       12.718040         13.325798        21,882.4495
=============                            ==== ==========       =========         =========        ===========
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       13.913607         18.968127             0.0000
   01/01/2008                             to  12/31/2008       18.968127         10.792860        10,214.3772
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       14.371514         14.771665             0.0000
   01/01/2008                             to  12/31/2008       14.771665          8.684507        16,666.1879
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       33.396222         34.141067             0.0000
   01/01/2008                             to  12/31/2008       34.141067         23.808695        11,484.3130
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       14.774482         15.084222             0.0000
   01/01/2008                             to  12/31/2008       15.084222          9.678937        26,390.7851
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       34.838440         35.654217             0.0000
   01/01/2008                             to  12/31/2008       35.654217         22.308557         6,746.4609
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
   11/12/2007                             to  12/31/2007       15.593582         15.713307             0.0000
   01/01/2008                             to  12/31/2008       15.713307          9.701558         4,455.0446
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       16.866734         17.175135             0.0000
   01/01/2008                             to  12/31/2008       17.175135         10.046098         3,931.5010
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       16.704955         16.565603             0.0000
   01/01/2008                             to  12/31/2008       16.565603         11.305325         9,678.5518
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
   11/12/2007                             to  12/31/2007       13.774900         13.835434             0.0000
   01/01/2008                             to  12/31/2008       13.835434         14.004883       119,585.9868
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       10.441108         10.372626             0.0000
   01/01/2008                             to  12/31/2008       10.372626          4.644176        30,903.5856
=============                            ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   11/12/2007                             to  12/31/2007       15.844902         16.399946             0.0000
   01/01/2008                             to  12/31/2008       16.399946          9.280102           658.8074
=============                            ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       16.067123         16.081855             0.0000
   01/01/2008                             to  12/31/2008       16.081855          9.721020           515.5979
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       13.728249         14.127557             0.0000
   01/01/2008                             to  12/31/2008       14.127557          6.197852         9,284.4113
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       17.591986         17.974290             0.0000
   01/01/2008                             to  12/31/2008       17.974290         10.220113         3,384.4429
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       10.006468         10.356153             0.0000
   01/01/2008                             to  12/31/2008       10.356153          5.523230        10,759.1964
=============                            ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   11/12/2007                             to  12/31/2007       20.272102         20.531924             0.0000
   01/01/2008                             to  12/31/2008       20.531924         13.604457         4,799.3133
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   11/12/2007                             to  12/31/2007       19.880690         19.944234             0.0000
   01/01/2008                             to  12/31/2008       19.944234         17.562540        49,945.0303
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       12.680174         13.135094             0.0000
   01/01/2008                             to  12/31/2008       13.135094          6.900045         7,005.1128
=============                            ==== ==========       =========         =========        ===========
 METROPOLITAN SERIES FUND, INC.
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       20.221635         20.336557             0.0000
   01/01/2008                             to  12/31/2008       20.336557         11.925839         1,760.9899
=============                            ==== ==========       =========         =========        ===========
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       16.613308         16.704186             0.0000
   01/01/2008                             to  12/31/2008       16.704186         16.391910        34,411.3978
=============                            ==== ==========       =========         =========        ===========
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA SUB-ACCOUNT (SERVICE SHARES)
   11/12/2007                             to  12/31/2007       17.054335         17.013951             0.0000
   01/01/2008                             to  12/31/2008       17.013951         10.405945        16,883.0933
=============                            ==== ==========       =========         =========        ===========
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       33.805763         33.726846             0.0000
   01/01/2008                             to  12/31/2008       33.726846         22.040453         3,651.4731
=============                            ==== ==========       =========         =========        ===========
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       15.281087         15.336630             0.0000
   01/01/2008                             to  12/31/2008       15.336630         11.698654        30,624.6576
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       10.906496         11.002300             0.0000
   01/01/2008                             to  12/31/2008       11.002300          6.358307        10,488.0848
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       50.040335         46.787784             0.0000
   01/01/2008                             to  12/31/2008       46.787784         28.665633         4,310.3992
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       15.580736         15.462835             0.0000
   01/01/2008                             to  12/31/2008       15.462835          9.793233        14,379.5380
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       25.901275         26.136393             0.0000
   01/01/2008                             to  12/31/2008       26.136393         17.479358        19,611.0640
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

CHART 2





                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. GLOBAL REAL ESTATE SUB-ACCOUNT (SERIES II)
   11/12/2007                             to  12/31/2007        9.959396          9.584880             0.0000
   01/01/2008                             to  12/31/2008        9.584880          5.206042             0.0000
=============                            ==== ==========      ==========        ==========        ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   11/12/2007                             to  12/31/2007       28.116359         28.229144             0.0000
   01/01/2008                             to  12/31/2008       28.229144         16.495759             0.0000
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       15.324592         15.273800             0.0000
   01/01/2008                             to  12/31/2008       15.273800         13.605088             0.0000
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       27.759562         28.251709        25,832.5170
   01/01/2008                             to  12/31/2008       28.251709         17.102826        27,162.6907
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       35.232156         34.161290             0.0000
   01/01/2008                             to  12/31/2008       34.161290         15.600850             0.0000
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007      161.518475        162.437605         7,243.2062
   01/01/2008                             to  12/31/2008      162.437605         89.425899         6,841.3345
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007      109.797530        110.402198        10,350.3998
   01/01/2008                             to  12/31/2008      110.402198         67.420973        11,076.8522
=============                            ==== ==========      ==========        ==========        ===========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
   11/12/2007                             to  12/31/2007       43.917288         45.349008        17,670.6449
   01/01/2008                             to  12/31/2008       45.349008         25.570354        14,030.9079
=============                            ==== ==========      ==========        ==========        ===========
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
   11/12/2007                             to  12/31/2007       39.212733         39.913655             0.0000
   01/01/2008                             to  12/31/2008       39.913655         23.685111             0.0000
=============                            ==== ==========      ==========        ==========        ===========
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       43.143894         43.292716         3,805.0769
   01/01/2008                             to  12/31/2008       43.292716         29.923443         4,141.0509
=============                            ==== ==========      ==========        ==========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007        8.755001          8.749759             0.0000
   01/01/2008                             to  12/31/2008        8.749759          5.758713             0.0000
=============                            ==== ==========       =========         =========        ===========
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       23.212827         23.285169             0.0000
   01/01/2008                             to  12/31/2008       23.285169         14.389203             0.0000
=============                            ==== ==========       =========         =========        ===========
 TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       12.371322         12.268908             0.0000
   01/01/2008                             to  12/31/2008       12.268908         12.803735             0.0000
=============                            ==== ==========       =========         =========        ===========
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       18.469229         18.618787             0.0000
   01/01/2008                             to  12/31/2008       18.618787         10.551561             0.0000
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       13.069524         13.426204        21,060.5373
   01/01/2008                             to  12/31/2008       13.426204          7.861783        29,721.5175
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       31.681824         32.371025             0.0000
   01/01/2008                             to  12/31/2008       32.371025         22.483750             0.0000
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       14.475180         14.770706        71,722.2679
   01/01/2008                             to  12/31/2008       14.770706          9.439734        71,376.8513
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       33.090212         33.846845            93.5659
   01/01/2008                             to  12/31/2008       33.846845         21.092663             0.0000
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
   11/12/2007                             to  12/31/2007       14.935837         15.042419             0.0000
   01/01/2008                             to  12/31/2008       15.042419          9.250064             0.0000
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       13.959713         14.207315        16,535.3860
   01/01/2008                             to  12/31/2008       14.207315          8.276779         8,743.4612
=============                            ==== ==========       =========         =========        ===========
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       16.079622         15.936923        17,727.0259
   01/01/2008                             to  12/31/2008       15.936923         10.832668        11,629.2429
=============                            ==== ==========       =========         =========        ===========

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
   11/12/2007                             to  12/31/2007       13.121199         13.171785         8,133.8329
   01/01/2008                             to  12/31/2008       13.171785         13.279719        27,139.0310
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       10.356531         10.283068       222,133.6169
   01/01/2008                             to  12/31/2008       10.283068          4.585552       227,639.0712
=============                            ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   11/12/2007                             to  12/31/2007       15.096092         15.616502         1,501.9395
   01/01/2008                             to  12/31/2008       15.616502          8.801294         1,259.3551
=============                            ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       15.765975         15.771940       380,376.7638
   01/01/2008                             to  12/31/2008       15.771940          9.495398       353,704.3893
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       13.643832         14.033128       218,268.3821
   01/01/2008                             to  12/31/2008       14.033128          6.131668       296,979.6173
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       17.255012         17.620509       706,596.4538
   01/01/2008                             to  12/31/2008       17.620509          9.978727       786,337.6311
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007        9.814864         10.152174       910,931.6984
   01/01/2008                             to  12/31/2008       10.152174          5.392685       816,877.6808
=============                            ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   11/12/2007                             to  12/31/2007       19.185310         19.420751             0.0000
   01/01/2008                             to  12/31/2008       19.420751         12.816556             0.0000
=============                            ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   11/12/2007                             to  12/31/2007       19.221700         19.272788        29,138.5751
   01/01/2008                             to  12/31/2008       19.272788         16.903303        19,677.9939
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       12.342611         12.778253         2,243.5851
   01/01/2008                             to  12/31/2008       12.778253          6.685618         2,141.0385
=============                            ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       19.374394         19.474022             0.0000
   01/01/2008                             to  12/31/2008       19.474022         11.374184             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                                    1.75% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       15.768995         15.846744        43,992.5748
   01/01/2008                             to  12/31/2008       15.846744         15.488235       186,251.0003
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA SUB-ACCOUNT (SERVICE SHARES)
   11/12/2007                             to  12/31/2007       16.627756         16.579455             0.0000
   01/01/2008                             to  12/31/2008       16.579455         10.099473             0.0000
=============                            ==== ==========       =========         =========       ============
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       32.130222         32.037982             0.0000
   01/01/2008                             to  12/31/2008       32.037982         20.852721             0.0000
=============                            ==== ==========       =========         =========       ============
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       15.006363         15.052812             0.0000
   01/01/2008                             to  12/31/2008       15.052812         11.436107             0.0000
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       10.864760         10.954306             0.0000
   01/01/2008                             to  12/31/2008       10.954306          6.305142             0.0000
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       25.961597         24.261048             0.0000
   01/01/2008                             to  12/31/2008       24.261048         14.804255             0.0000
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       14.741750         14.622328             0.0000
   01/01/2008                             to  12/31/2008       14.622328          9.223715             0.0000
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       13.954516         14.073615             0.0000
   01/01/2008                             to  12/31/2008       14.073615          9.374292             0.0000
=============                            ==== ==========       =========         =========       ============

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)


DISCONTINUED INVESTMENT PORTFOLIOS. The following investment portfolios are no longer available for allocations of new purchase payments or transfers of account value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) Metropolitan Series Fund, Inc.:
Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009) and BlackRock Legacy Large Cap Growth Portfolio (Class A) (closed effective May 4, 2009).


Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Met Investors Series Trust: Van Kampen Comstock Portfolio (Class B). If you select the Van Kampen Life Investment
Trust: Comstock Portfolio on your application and we receive your application on or after May 1, 2009, your purchase payment will automatically be allocated to the Met Investors Series Trust: Van Kampen Comstock Portfolio (the "Replacement Portfolio") because the Comstock Portfolio is being replaced by the Replacement Portfolio after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Portfolio, you should choose an investment option other than the Van Kampen Life Investment Trust: Comstock Portfolio on your application.


Effective as of May 4, 2009, Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio (Class A) merged into Metropolitan Series Fund, Inc.:
BlackRock Legacy Large Cap Growth Portfolio (Class A). If you select the Met Investors Series Trust: Met/AIM Capital Appreciation Portfolio on your application and we receive your application on or after May 1, 2009, your purchase payment will automatically be allocated to the Metropolitan Series Fund, Inc.: BlackRock Legacy Large Cap Growth Portfolio (the "Replacement Portfolio") because the Met/AIM Capital Appreciation Portfolio is being merged into the Replacement Portfolio after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Portfolio, you should choose an investment option other than the Met/AIM Capital Appreciation Portfolio on your application.


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS


Below are the advisers and subadvisers and investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS (SERIES II)

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. is the investment adviser to each portfolio. The following Series II portfolios are available under the contract:


AIM V.I. GLOBAL REAL ESTATE FUND



SUBADVISERS: Invesco Trimark Investment Management Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited



INVESTMENT OBJECTIVE: The AIM V.I. Global Real Estate Fund seeks to achieve high total return through growth of capital and current income.


AIM V.I. INTERNATIONAL GROWTH FUND



SUBADVISERS: Invesco Trimark Investment Management Inc.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited



INVESTMENT OBJECTIVE: The AIM V.I. International Growth Fund seeks long-term growth of capital.


AMERICAN FUNDS INSURANCE SERIES (Reg. TM) (CLASS 2)

American Funds Insurance Series (Reg. TM) is a trust with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following Class 2 portfolios are available under the contract:


AMERICAN FUNDS BOND FUND


INVESTMENT OBJECTIVE: The American Funds Bond Fund seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.


AMERICAN FUNDS GLOBAL GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Global Growth Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND


INVESTMENT OBJECTIVE: The American Funds Global Small Capitalization Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GROWTH FUND


INVESTMENT OBJECTIVE: The American Funds Growth Fund seeks capital appreciation through stocks.


AMERICAN FUNDS GROWTH-INCOME FUND


INVESTMENT OBJECTIVE: The American Funds Growth-Income Fund seeks capital appreciation and income.

FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS


Fidelity (Reg. TM) Variable Insurance Products is a variable insurance products fund with multiple portfolios. Fidelity Managment & Research Company is the investment manager. The following portfolios are available under the contract:


CONTRAFUND (Reg. TM) PORTFOLIO (SERVICE CLASS)


SUBADVISERS: FMR Co., Inc. and Fidelity Research & Analysis Company


INVESTMENT OBJECTIVE: The Contrafund (Reg. TM) Portfolio seeks long-term capital appreciation.



MID CAP PORTFOLIO (SERVICE CLASS 2)



SUBADVISERS: FMR Co., Inc. and Fidelity Research & Analysis Company



INVESTMENT OBJECTIVE: The Mid Cap Portfolio seeks long-term growth of capital.



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)


Franklin Templeton Variable Insurance Products Trust consists of multiple series (Funds). Funds may be available in multiple classes: Class 1, Class 2, Class 3 and Class 4. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment advisor for Franklin Income Securities Fund and Templeton Global Bond Securities Fund; Franklin Advisory Services, LLC is the investment advisor for Franklin Small Cap Value Securities Fund. Franklin Mutual Advisers, LLC is the investment advisor for Mutual Shares Securities Fund; and Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund. The following Class 2 portfolios are available under the contract:



FRANKLIN INCOME SECURITIES FUND


INVESTMENT OBJECTIVE: The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.


FRANKLIN SMALL CAP VALUE SECURITIES FUND


INVESTMENT OBJECTIVE: The Franklin Small Cap Value Securities Fund seeks long-term total return.


MUTUAL SHARES SECURITIES FUND


INVESTMENT OBJECTIVE: The Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.



TEMPLETON GLOBAL BOND SECURITIES FUND (formerly Templeton Global Income Securities Fund)


INVESTMENT OBJECTIVE: The Templeton Global Bond Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.



TEMPLETON GROWTH SECURITIES FUND


INVESTMENT OBJECTIVE: The Templeton Growth Securities Fund seeks long-term capital growth.



LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS I OR, AS NOTED, CLASS II)


Legg Mason Partners Variable Equity Trust is a trust that consists of multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio and ClearBridge Advisors, LLC is the subadviser to each of the following portfolios, with the exception of the Legg Mason Partners Variable Capital and Income Portfolio, for which ClearBridge Advisors, LLC, Western Asset Management Company, and Western Asset Management Company Limited serve as subadvisers. The following Class I or, as noted, Class II portfolios are available under the contract:



LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Aggressive Growth Portfolio seeks capital apprecation.


LEGG MASON PARTNERS VARIABLE APPRECIATION PORTFOLIO


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Appreciation Portfolio seeks long-term appreciation of capital.


LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME PORTFOLIO (CLASS II)


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Capital and Income Portfolio seeks total return (that is, a combination of income and long-term capital appreciation).


LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE PORTFOLIO


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Fundamental Value Portfolio seeks long-term capital growth. Current income is a secondary consideration.

LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Small Cap Growth Portfolio seeks long-term growth of capital.



LEGG MASON PARTNERS VARIABLE INCOME TRUST

Legg Mason Partners Variable Income Trust is a trust that consists of multiple portfolios. Legg Mason Partners Fund Adviser is the investment adviser to each portfolio. The following single share class or, as noted, Class I portfolios are available under the contract:


LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO (CLASS I)


SUBADVISERS: Western Asset Management Company and Western Asset Management Company Limited.



INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Global High Yield Bond Portfolio seeks to maximize total return, consistent with the preservation of capital.



LEGG MASON PARTNERS VARIABLE MONEY MARKET PORTFOLIO


SUBADVISER: Western Asset Management Company.



INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Money Market Portfolio seeks to maximize current income consistent with preservation of capital. The fund seeks to maintain a stable $1.00 share price. Of course, there is no assurance that the fund will achieve its objective.




MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS A)


Met Investors Series Trust is managed by MetLife Advisers, LLC, (MetLife Advisers) which is an affiliate of First MetLife Investors. (Met Investors Advisory, LLC, the former investment manager of Met Investors Series Trust, merged into MetLife Advisers on May 1, 2009.) Met Investors Series Trust is a mutual fund with multiple portfolios. The following Class B or, as noted, Class A portfolios are available under the contract:



LEGG MASON VALUE EQUITY PORTFOLIO


SUBADVISER: Legg Mason Capital Management, Inc.


INVESTMENT OBJECTIVE: The Legg Mason Value Equity Portfolio seeks long-term growth of capital.



MET/AIM SMALL CAP GROWTH PORTFOLIO



SUBADVISER: Invesco Aim Capital Management, Inc.


INVESTMENT OBJECTIVE: The Met/AIM Small Cap Growth Portfolio seeks long-term growth of capital.


MFS (Reg. TM) EMERGING MARKETS EQUITY PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Emerging Markets Equity Portfolio seeks capital appreciation.


MFS (Reg. TM) RESEARCH INTERNATIONAL PORTFOLIO


SUBADVISER: Massachusetts Financial Services Company


INVESTMENT OBJECTIVE: The MFS (Reg. TM) Research International Portfolio seeks capital appreciation.


OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO


SUBADVISER: OppenheimerFunds, Inc.


INVESTMENT OBJECTIVE: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.


PIONEER FUND PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Fund Portfolio seeks reasonable income and capital growth.


PIONEER STRATEGIC INCOME PORTFOLIO (CLASS A)


SUBADVISER: Pioneer Investment Management, Inc.


INVESTMENT OBJECTIVE: The Pioneer Strategic Income Portfolio seeks a high level of current income.



VAN KAMPEN COMSTOCK PORTFOLIO*



SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen



INVESTMENT OBJECTIVE: The Van Kampen Comstock Portfolio seeks capital growth and income.


* This portfolio is not available for investment prior to May 4, 2009. If you select the Comstock Portfolio of Van Kampen Life Investment Trust on your application and we receive your application on or after May 1, 2009, your purchase payment will automatically be allocated to the Van Kampen Comstock Portfolio of Met Investors Series Trust (the "Replacement Portfolio") because the Comstock Portfolio is being replaced by the Replacement Portfolio after 4:00 p.m. Eastern Time on May 1, 2009. If you do not want your purchase payment to be allocated to the Replacement Portfolio, you should choose an investment option other than the Comstock Portfolio of Van Kampen Life Investment Trust on your application.


VAN KAMPEN MID CAP GROWTH PORTFOLIO


SUBADVISER: Morgan Stanley Investment Management, Inc., doing business as Van Kampen


INVESTMENT OBJECTIVE: The Van Kampen Mid Cap Growth Portfolio seeks capital appreciation.



METROPOLITAN SERIES FUND, INC. (CLASS B)

Metropolitan Series Fund, Inc. is a mutual fund with multiple portfolios. MetLife Advisers is the investment adviser to each portfolio. The following Class B portfolio is available under the contract:



WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO


SUBADVISER: Western Asset Management Company


INVESTMENT OBJECTIVE: The Western Asset Management U.S. Government Portfolio seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.



OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Variable Account Funds is a mutual fund with mulitple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following Service Shares portfolio is available under the contract:


OPPENHEIMER MAIN STREET SMALL CAP FUND (Reg. TM)/VA


INVESTMENT OBJECTIVE: The Oppenheimer Main Street Small Cap Fund (Reg. TM)/VA seeks capital appreciation to make your invesment grow. It emphasizes investments in common stocks of companies with small market capitalizations.



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:


PIONEER MID CAP VALUE VCT PORTFOLIO



INVESTMENT OBJECTIVE: The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I OR II, AS NOTED)

The Universal Institutional Funds, Inc. is a mutual fund with multiple portfolios. Morgan Stanley Investment Management, Inc., doing business as Van Kampen, is the investment adviser to each portfolio. The following portfolios are available under the contract:


EQUITY AND INCOME PORTFOLIO (CLASS II)


INVESTMENT OBJECTIVE: The Equity and Income Portfolio seeks both capital appreciation and current income.


U.S. MID CAP VALUE PORTFOLIO (CLASS II)



INVESTMENT OBJECTIVE: The U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.



U.S. REAL ESTATE PORTFOLIO (CLASS I)



INVESTMENT OBJECTIVE: The U.S. Real Estate Portfolio seeks above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.




VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)


Van Kampen Life Investment Trust is a mutual fund with multiple portfolios. Van Kampen Asset Management Inc. is the investment adviser to each portfolio. The following Class II portfolio is available under the contract:



GROWTH AND INCOME PORTFOLIO


INVESTMENT OBJECTIVE: The Growth and Income Portfolio seeks long-term growth of capital and income.



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

In addition to the Legg Mason Partners Variable Equity Trust portfolios listed above, the following single share class portfolio is available under the contract. Legg Mason Partners Fund Adviser is the investment adviser to the portfolio and Legg Mason Global Asset Allocation, LLC is the subadviser to the portfolio.


LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85%


INVESTMENT OBJECTIVE: The Legg Mason Partners Variable Lifestyle Allocation 85% seeks capital appreciation.

APPENDIX C

INVESTMENT PORTFOLIOS: MARKETING NAMES AND PROSPECTUS NAMES

In other written materials outside of this prospectus, we may market certain investment portfolios using different names. The following table lists the marketing names and the prospectus names for those investment portfolios that have marketing names.




MARKETING NAME                           PROSPECTUS NAME
--------------------------------------   -----------------------------------------
  Franklin Templeton Mutual Shares       Mutual Shares Securities Fund
  Securities Fund

  Legg Mason Partners Variable           Legg Mason Partners Variable Aggressive
  Aggressive
  Growth                                 Growth Portfolio
  Legg Mason Partners Variable           Legg Mason Partners Variable
  Appreciation                           Appreciation Portfolio
  Legg Mason Partners Variable Capital   Legg Mason Partners Variable Capital and
  and
  Income                                 Income Portfolio
  Legg Mason Partners Variable           Legg Mason Partners Variable
  Fundamental Value                      Fundamental Value Portfolio
  Legg Mason Partners Variable Global    Legg Mason Partners Variable Global
  High Yield Bond                        High Yield Bond Portfolio
  Money Market Portfolio                 Legg Mason Partners Variable Money
                                         Market Portfolio
  Legg Mason Partners Variable Small Cap Legg Mason Partners Variable Small Cap
  Growth                                 Growth Portfolio

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

GUARANTEED WITHDRAWAL BENEFIT


The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. Examples A through E below are for GWB I; examples F through H are for the Lifetime Withdrawal Guarantee. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND CHARGES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. The Guaranteed Withdrawal Benefit does not establish or guarantee an account value or minimum return for any investment portfolio. The Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) and the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) cannot be taken as a lump sum.


A.   How Withdrawals Affect the Benefit Base


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the account value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the account value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the account value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second purchase payment) and b) $4,250 (5% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $5,000.


C.   How Withdrawals Affect the Annual Benefit Payment


  1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the account value by an additional $1,000, the account value would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
     Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the account value had increased to $150,000, the account value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the account value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $85,000 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


E.   Putting It All Together


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your account value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

  2.   When Withdrawals Do Exceed the Annual Benefit Payment


An initial purchase payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the account value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting account value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the account value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.


[GRAPHIC APPEARS HERE]







Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000



LIFETIME WITHDRAWAL GUARANTEE


The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment portfolios chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties.


F.   Lifetime Withdrawal Guarantee


     1.   When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that $5,000 is withdrawn each year. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the account value are reduced to zero.


[GRAPHIC APPEARS HERE]







$5000    $5000      $100,000     $100,000    $100,000
$5000     10,000       90,250      95,000     100,000
$5000     15,000     80,987.5      90,000     100,000
$5000     20,000    72,188.13      85,000     100,000
$5000     25,000    63,828.72      80,000     100,000
$5000     30,000    55,887.28      75,000     100,000
$5000     35,000    48,342.92      70,000     100,000
$5000     40,000    41,175.77      65,000     100,000
$5000     45,000    34,366.98      60,000     100,000
$5000     50,000    27,898.63      55,000     100,000
$5000     55,000     21,753.7      50,000     100,000
$5000     60,000    15,916.02      45,000     100,000
$5000     65,000    10,370.22      40,000     100,000
$5000     70,000    5,101.706      35,000     100,000
$5000     75,000     96.62093      30,000     100,000
$5000     80,000            0           0     100,000
$5000     85,000            0           0     100,000
$5000     90,000            0           0     100,000
$5000     95,000            0           0     100,000
$5000    100,000            0           0     100,000



  2.   When Withdrawals Do Exceed the Annual Benefit Payment


Assume that a contract had an initial purchase payment of $100,000. The initial account value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the account value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your account value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting account value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the account value after the withdrawal ($65,000). The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.


G.   5% Compounding Income Amount


Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).


The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first contract year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).


If the first withdrawal is taken in the second contract year, then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).


If the first withdrawal is taken in the third contract year, then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

If the first withdrawal is taken after the 10th contract year, then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).


[GRAPHIC APPEARS HERE]







 1   $5,000
 2    5,250
 3    5,513
 4    5,788
 5    6,078
 6    6,381
 7    6,700
 8    7,036
 9    7,387
10    7,757
11    8,144



H.   Automatic Annual Step-Ups and 5% Compounding Income Amount (No
                                                                 Withdrawals)


Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the account value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).


At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the account value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).


Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $168,852. Assume that during these contract years the account value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the account value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the account value is less than $189,000. There is no Automatic Annual Step-Up since the account value is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).


[GRAPHIC APPEARS HERE]

APPENDIX E

DEATH BENEFIT EXAMPLES

The investment results shown in the examples below are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract owner and the investment experience of the investment portfolios chosen. THE EXAMPLES BELOW DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES. All amounts are rounded to the nearest dollar.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                      10/1/2009              $100,000
   B    Account Value                                 10/1/2010              $104,000
                                            (First Contract Anniversary)
   C    Death Benefit                              As of 10/1/2010           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                 10/1/2011              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                 10/1/2011              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                    10/2/2011              $  9,000
   G    Percentage Reduction in Account               10/2/2011                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                10/2/2011              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments reduced for              As of 10/2/2011           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                 10/2/2011              $ 90,000
                                                                             (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/2/11 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in account value attributable to each partial withdrawal.






                                                               DATE                          AMOUNT
                                                  ------------------------------   -------------------------
   A    Initial Purchase Payment                            10/1/2009              $100,000
   B    Account Value                                       10/1/2010              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 10/1/2010           $104,000
        Value)                                                                     (= greater of A and B)
   D    Account Value                                       10/1/2011              $ 90,000
                                                  (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                10/1/2011              $104,000
        Anniversary)                                                               (= greater of B and D)
   F    Withdrawal                                          10/2/2011              $  9,000
   G    Percentage Reduction in Account                     10/2/2011                        10%
        Value                                                                      (= F/D)
   H    Account Value after Withdrawal                      10/2/2011              $ 81,000
                                                                                   (= D-F)
   I    Highest Anniversary Value reduced for            As of 10/2/2011           $ 93,600
        Withdrawal                                                                 (= E-(E x G))
   J    Death Benefit                                       10/2/2011              $ 93,600
                                                                                   (= greater of H and I)



Notes to Example
----------------


Purchaser is age 60 at issue.


The account values on 10/1/11 and 10/2/11 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


              FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE


                                      AND


                   FIRST METLIFE INVESTORS INSURANCE COMPANY


                                 PRIMELITE IV/SM/


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2009, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2009.



PRIMELITE IV IS A SERVICE MARK OF CITIGROUP INC. OR ITS AFFLIATES AND IS USED BY METLIFE, INC. AND ITS AFFILIATES UNDER LICENSE.




SAI-0509PRIMELITEIVNY

TABLE OF CONTENTS                                                         PAGE



COMPANY.................................     2
INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM....................................     2
ADDITIONAL INFORMATION..................     3
CUSTODIAN...............................     3
DISTRIBUTION............................     3
     Reduction or Elimination of the         4
  Withdrawal Charge  .
CALCULATION OF PERFORMANCE INFORMATION       5
  .
     Total Return.......................     5
     Historical Unit Values.............     5
     Reporting Agencies.................     5
ANNUITY PROVISIONS......................     6
     Variable Annuity...................     6
     Fixed Annuity......................     7
     Mortality and Expense Guarantee....     7
     Legal or Regulatory Restrictions        7
  on Transactions  .
TAX STATUS OF THE CONTRACTS.............     7
CONDENSED FINANCIAL INFORMATION.........    10
FINANCIAL STATEMENTS....................    19

COMPANY

First MetLife Investors Insurance Company (First MetLife Investors or the Company) is a stock life insurance company that was organized under the laws of the State of New York on December 31, 1992, as First Xerox Life Insurance Company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Xerox Life Insurance Company, which on that date changed its name to First Cova Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company acquired GenAmerica Financial Corporation, the ultimate parent of General American Life Insurance Company. We changed our name to First MetLife Investors Insurance Company on February 12, 2001. On December 31, 2002, First MetLife Investors became an indirect subsidiary of MetLife, Inc. (MetLife), the holding company of Metropolitan Life Insurance Company and a listed company on the New York Stock Exchange. On October 1, 2004, First MetLife Investors became a direct subsidiary of MetLife, Inc. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.


On December 31, 2002, MetLife entered into a net worth maintenance agreement with the Company. Under the agreement, MetLife agreed, without limitation as to the amount, to cause the Company to have certain minimum capital and surplus levels and liquidity necessary to enable it to meet its current obligations on a timely basis. At December 31, 2008, the capital and surplus of the Company was in excess of these minimum capital and surplus levels. MetLife and the Company entered into the agreement in part to enhance and maintain the financial strength of the Company as set forth in the agreement. Creditors of the Company (including its policyholders) have certain rights under the agreement to enforce the provisions of the agreement through certain state insurance regulators. However, the agreement provides, among other things, that it does not provide any creditor of the Company with recourse to or against any of the assets of MetLife. MetLife has the right to terminate the agreement upon thirty days written notice to the Company. MetLife has agreed not to terminate the agreement unless one of certain designated events occur, including if the Company attains a financial strength rating from Standard & Poor's Corp. without giving weight to the support of the agreement, that is the same as or better than its rating of such rating agency with such support.


First MetLife Investors is presently licensed to do business only in the State of New York.


We are a member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.




INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of each of the Sub-Accounts of First MetLife
Investors Variable Annuity Account One included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida, 33602-5827.


The financial statements of First MetLife Investors Insurance Company (the "Company") included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007), and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida, 33602-5827.

The consolidated financial statements, and the related financial statement schedules, incorporated in this Statement of Additional Information by reference from the MetLife, Inc. and subsidiaries' ("MetLife") Annual Report on Form 10-K, and the effectiveness of MetLife's internal control over financial reporting for the year ended December 31, 2008, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports (which
(1) express an unqualified opinion on the consolidated financial statements and financial statement schedules and include an explanatory paragraph regarding changes in MetLife's method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and its method of accounting for deferred acquisition costs and for income taxes as required by accounting guidance adopted on January 1, 2007, and (2) express an unqualified opinion on MetLife's effectiveness of internal control over financial reporting), which are incorporated herein by reference. Such consolidated financial statements and financial statement schedules have been so incorporated in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.




ADDITIONAL INFORMATION

As noted above in the "The Company" section of this Statement of Additional Information, MetLife has entered into a net worth maintenance agreement with the Company. As permitted by SEC rules, we are incorporating by reference into this Statement of Additional Information the following documents which have been filed with the SEC, which means that these documents are legally a part of this Statement of Additional Information:


The consolidated financial statements and financial schedules from MetLife and subsidiaries' Annual Report on Form 10-K for the year ended December 31, 2008, filed on March 2, 2009 (File No. 001-15787), can be viewed on the SEC website at www.sec.gov.







You should only consider MetLife's financial statements (including notes and financial statement schedules thereto) and other financial information that we have incorporated by reference as noted above as bearing on the ability of MetLife to meet its obligations under the net worth maintenance agreement.





CUSTODIAN

First MetLife Investors Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.




DISTRIBUTION


Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.


The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


MetLife Investors Distribution Company ("Distributor") serves as principal underwriter for the contracts. Distributor is a Missouri corporation and its home office is located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. In December 2004, MetLife Investors Distribution Company, which was then a Delaware corporation, was merged into General American Distributors, Inc., and the name of the surviving corporation was changed to MetLife Investors Distribution Company. Distributor is an indirect, wholly-owned subsidiary of MetLife, Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA"). Distributor is not a member of the Securities Investor Protection Corporation. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.


Distributor (including its predecessor) received sales compensation with respect to all contracts issued from the Separate Account in the following amounts during the periods indicated:





                                           Aggregate Amount of
                                           Commissions Retained
                  Aggregate Amount of      by Distributor After
                  Commissions Paid to      Payments to Selling
Fiscal year           Distributor                 Firms
-------------    ---------------------    ---------------------
2006             $28,562,677              $0
2007             $32,189,140              $0
2008             $27,400,397              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.



As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2008 ranged from $36,007 to $3,967,156. The amount of commissions paid to selected selling firms during 2008 ranged from $631,496 to $30,520,896. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2008 ranged from $667,503 to $34,015,296. For purposes of calculating such amounts, the amount of compensation received by a selling firm may include additional compensation received by the firm for the sale of insurance products issued by our affiliates within the MetLife Investors group of companies (MetLife Investors Insurance Company and MetLife Investors USA Insurance Company).


The following list sets forth the names of selling firms that received additional compensation in 2008 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts). The selling firms are listed in alphabetical order.



A.G. Edwards & Sons, Inc.
Commonwealth
Edward Jones
J.J.B. Hilliard, W.L. Lyons, Inc.
Linsco Private Ledger Corp.
RBC Wealth Management
Stifer, Nicolaus & Co., Incorporated
UBS Financial Services, Inc.
Wachovia Securities, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.



REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:


1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.


The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an account value credit.




CALCULATION OF PERFORMANCE INFORMATION


TOTAL RETURN


From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.


Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges, and/or GWB rider charge. For purposes of calculating performance information, the GWB rider charge is currently reflected as a percentage of account value. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:


  P (1 + T)n = ERV


Where:


  P = a hypothetical initial payment of $1,000


  T = average annual total return


  n = number of years


  ERV =  ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.


The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.


Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.



HISTORICAL UNIT VALUES


The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.


In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.



REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products

Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.


The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.


Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.




ANNUITY PROVISIONS


VARIABLE ANNUITY


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.


The Adjusted Contract Value (the account value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first variable annuity payment is determined as follows:
The first variable annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate variable annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and annuity option elected. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.


The dollar amount of variable annuity payments after the first payment is determined as follows:


1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.


ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.


The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which represents the daily equivalent of the AIR you elected.


(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.


(2) the fixed number of annuity units is multiplied by the annuity unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.


NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:


A is (i) the net asset value per share of the portfolio at the end of the current business day; plus

      (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is (i) the separate account product charges and for each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus

      (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:


o   You may not make a transfer from the fixed account to the Separate Account;


o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the variable annuity option to the fixed annuity option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the fixed annuity option will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The monthly annuity payment will be based upon the annuity option elected, the annuitant's age, the annuitant's sex (where permitted by law), and the appropriate annuity option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purcahse. If, as of the annuity calculation date, the then current annuity option rates applicable to this class of contracts provide an annuity payment greater than that which is guaranteed under the same annuity option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE


The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in mortality or expense experience.



LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS


If mandated under applicable law, the Company may be required to reject a premium payment. The Company may also be required to block a contract owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making annuity payments until instructions are received from the appropriate regulator.




TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.


DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. However, the tax law concerning these rules is subject to change and to different interpretations. Inadvertent failure to meet these standards may be correctable. Failure to meet these standards would result in immediate taxation to contract owners of gains under their contracts. Consult your tax adviser prior to purchase.


If underlying fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status or to non-qualified plans, the separate accounts investing in the underlying fund may fail the diversification requirements of Section 817, which could have adverse tax consequences for variable contract owners, including losing the benefit of tax deferral.


REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract (or on the death of, or change in, any primary annuitant where the contract is owned by a non-natural person). Specifically, Section 72(s) requires that: (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.


Other rules may apply to Qualified Contracts.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS. Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e., determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of cash value) must be added to the account value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as to the amount of your interest in the contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your tax adviser as to how these rules affect your contract.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH. Upon the death of the contract owner and/or annuitant of a Qualified Contract, the funds remaining in the contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply in the case of an IRA where the beneficiary is the surviving spouse which allow the spouse to assume the contract as owner. Alternative rules permit a spousal beneficiary under a qualified contract, including an IRA, to defer the minimum distribution requirements until the end of the year in which the deceased spouse would have attained age 70 1/2 or to rollover the death proceeds to his or her own IRA or to another eligible retirement plan in which he or she participates.


Under recently enacted legislation, you (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution for 2009. The waiver does not apply to any 2008 payments even if received in 2009, so for those payments, you are still required to receive your first required minimum distribution payment by April 1, 2009. In contrast, if your first required minimum distribution would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 required minimum distribution is due by December 31, 2010. For after-death required minimum distributions, the five year rule is applied without regard to calendar year 2009. For instance, if you died in 2007, the five year period ends in 2013 instead of 2012. This required minimum distribution waiver does not apply if you are receiving annuitized payments under your contract. The required minimum distribution rules are complex, so consult with your tax adviser before waiving your 2009 required minimum distribution payment.

CONDENSED FINANCIAL INFORMATION


The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2008. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.





                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. GLOBAL REAL ESTATE SUB-ACCOUNT (SERIES II)
   11/12/2007                             to  12/31/2007        9.983166          9.610993             0.0000
   01/01/2008                             to  12/31/2008        9.610993          5.233377         2,535.7160
=============                            ==== ==========      ==========        ==========        ===========
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   11/12/2007                             to  12/31/2007       29.156536         29.283341         3,925.6648
   01/01/2008                             to  12/31/2008       29.283341         17.154829        16,567.7933
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       15.733841         15.686957             0.0000
   01/01/2008                             to  12/31/2008       15.686957         14.008187        32,716.7046
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       28.500104         29.015768        22,703.3594
   01/01/2008                             to  12/31/2008       29.015768         17.609553        48,115.1264
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       36.082759         34.997813             0.0000
   01/01/2008                             to  12/31/2008       34.997813         16.023138         7,459.0268
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007      171.408380        172.441755         6,700.6672
   01/01/2008                             to  12/31/2008      172.441755         95.172443        17,075.9971
=============                            ==== ==========      ==========        ==========        ===========
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007      116.519398        117.200478        10,360.3978
   01/01/2008                             to  12/31/2008      117.200478         71.752703        16,262.0825
=============                            ==== ==========      ==========        ==========        ===========
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
   11/12/2007                             to  12/31/2007       45.353674         46.847957             0.0000
   01/01/2008                             to  12/31/2008       46.847957         26.482056         6,784.5942
=============                            ==== ==========      ==========        ==========        ===========

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
   11/12/2007                             to  12/31/2007       40.092565         40.822935         7,102.8003
   01/01/2008                             to  12/31/2008       40.822935         24.285647        16,604.0382
=============                            ==== ==========       =========         =========       ============
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       45.218377         45.389592        34,653.1484
   01/01/2008                             to  12/31/2008       45.389592         31.451639        40,847.8630
=============                            ==== ==========       =========         =========       ============
 FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007        8.765510          8.763209             0.0000
   01/01/2008                             to  12/31/2008        8.763209          5.782082         6,674.4634
=============                            ==== ==========       =========         =========       ============
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       23.860863         23.943267        27,565.3830
   01/01/2008                             to  12/31/2008       23.943267         14.833109        36,738.4601
=============                            ==== ==========       =========         =========       ============
 TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       12.648241         12.547746             0.0000
   01/01/2008                             to  12/31/2008       12.547746         13.127592        15,161.2757
=============                            ==== ==========       =========         =========       ============
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       18.678770         18.836352        10,300.3692
   01/01/2008                             to  12/31/2008       18.836352         10.701719        18,273.6088
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       13.251061         13.617269        78,092.1396
   01/01/2008                             to  12/31/2008       13.617269          7.993738       108,998.0172
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       32.980222         33.708989        40,484.1019
   01/01/2008                             to  12/31/2008       33.708989         23.471944        46,686.6349
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       14.661516         14.965870        11,815.8765
   01/01/2008                             to  12/31/2008       14.965870          9.588519        31,949.6808
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       34.263705         35.058950        27,481.8513
   01/01/2008                             to  12/31/2008       35.058950         21.903014        33,764.0665
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
   11/12/2007                             to  12/31/2007       15.343560         15.458245         3,436.4348
   01/01/2008                             to  12/31/2008       15.458245          9.529688        13,212.2227
=============                            ==== ==========       =========         =========       ============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       14.153602         14.409486           142.5326
   01/01/2008                             to  12/31/2008       14.409486          8.415694         5,016.7081
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       16.467629         16.326966        27,550.0753
   01/01/2008                             to  12/31/2008       16.326966         11.125682        34,278.6226
=============                            ==== ==========       =========         =========       ============
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
   11/12/2007                             to  12/31/2007       13.568706         13.625588       155,740.5029
   01/01/2008                             to  12/31/2008       13.625588         13.771720       212,389.1968
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       10.409308         10.338948        12,925.1800
   01/01/2008                             to  12/31/2008       10.338948          4.622100        59,453.2090
=============                            ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   11/12/2007                             to  12/31/2007        1.555984         16.101595             0.0000
   01/01/2008                             to  12/31/2008       16.101595          9.097531         2,135.7651
=============                            ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       15.945766         15.957165       100,872.0035
   01/01/2008                             to  12/31/2008       15.957165          9.631096       115,082.7236
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       13.696529         14.092068        35,689.9479
   01/01/2008                             to  12/31/2008       14.092068          6.172943        97,745.4645
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       17.451734         17.827392       155,788.0228
   01/01/2008                             to  12/31/2008       17.827392         10.121297       160,118.7044
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007        9.926785         10.271393       244,378.9766
   01/01/2008                             to  12/31/2008       10.271393          5.469755       257,684.7169
=============                            ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   11/12/2007                             to  12/31/2007       19.857485         20.107934         2,195.9339
   01/01/2008                             to  12/31/2008       20.107934         13.303436        11,080.0106
=============                            ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   11/12/2007                             to  12/31/2007       19.875163         19.934673        45,992.5558
   01/01/2008                             to  12/31/2008       19.934673         17.527708        80,314.0504
=============                            ==== ==========       =========         =========       ============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       12.552717         13.000146         1,819.8910
   01/01/2008                             to  12/31/2008       13.000146          6.818846         8,260.6086
=============                            ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       19.899622         20.008676         3,965.0987
   01/01/2008                             to  12/31/2008       20.008676         11.715866         8,442.7057
=============                            ==== ==========       =========         =========       ============
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       16.291493         16.377312        36,161.0089
   01/01/2008                             to  12/31/2008       16.377312         16.046974        54,953.7764
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA SUB-ACCOUNT (SERVICE SHARES)
   11/12/2007                             to  12/31/2007       16.893126         16.849721             0.0000
   01/01/2008                             to  12/31/2008       16.849721         10.289949        13,898.8864
=============                            ==== ==========       =========         =========       ============
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       33.167342         33.083240         8,872.3366
   01/01/2008                             to  12/31/2008       33.083240         21.587248        12,608.3465
=============                            ==== ==========       =========         =========       ============
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       15.177473         15.229567        84,612.2112
   01/01/2008                             to  12/31/2008       15.229567         11.599483       106,113.0473
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       10.890825         10.984276             0.0000
   01/01/2008                             to  12/31/2008       10.984276          6.338311         3,086.2270
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       26.386768         24.666676        17,438.0784
   01/01/2008                             to  12/31/2008       24.666676         15.089759        29,846.7188
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       15.007725         14.891154        37,532.0893
   01/01/2008                             to  12/31/2008       14.891154          9.416936        53,271.2426
=============                            ==== ==========       =========         =========       ============

                                    1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       14.206285         14.332350        39,392.2764
   01/01/2008                             to  12/31/2008       14.332350          9.570657        66,176.7111
=============                            ==== ==========       =========         =========        ===========

                                    1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 AIM VARIABLE INSURANCE FUNDS
 AIM V.I. GLOBAL REAL ESTATE SUB-ACCOUNT (SERIES II)
   11/12/2007                             to  12/31/2007        9.973651          9.600539     0.0000
   01/01/2008                             to  12/31/2008        9.600539          5.222427     0.0000
=============                            ==== ==========      ==========        ==========     ======
 AIM V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II)
   11/12/2007                             to  12/31/2007       28.735572         28.856664     0.0000
   01/01/2008                             to  12/31/2008       28.856664         16.887895     0.0000
=============                            ==== ==========      ==========        ==========     ======
 AMERICAN FUNDS INSURANCE SERIES (Reg. TM)
 AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       15.568847         15.520371     0.0000
   01/01/2008                             to  12/31/2008       15.520371         13.845537     0.0000
=============                            ==== ==========      ==========        ==========     ======
 AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       28.201215         28.706979     0.0000
   01/01/2008                             to  12/31/2008       28.706979         17.404655     0.0000
=============                            ==== ==========      ==========        ==========     ======
 AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       35.740082         34.660775     0.0000
   01/01/2008                             to  12/31/2008       34.660775         15.852873     0.0000
=============                            ==== ==========      ==========        ==========     ======
 AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007      167.381188        168.367642     0.0000
   01/01/2008                             to  12/31/2008      168.367642         92.830501     0.0000
=============                            ==== ==========      ==========        ==========     ======
 AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007      113.782246        114.431939     0.0000
   01/01/2008                             to  12/31/2008      114.431939         69.987358     0.0000
=============                            ==== ==========      ==========        ==========     ======
 FIDELITY (Reg. TM) VARIABLE INSURANCE PRODUCTS
 VIP CONTRAFUND (Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
   11/12/2007                             to  12/31/2007       44.773361         46.242310     0.0000
   01/01/2008                             to  12/31/2008       46.242310         26.113424     0.0000
=============                            ==== ==========      ==========        ==========     ======
 VIP MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
   11/12/2007                             to  12/31/2007       39.738428         40.456907     0.0000
   01/01/2008                             to  12/31/2008       40.456907         24.043718     0.0000
=============                            ==== ==========      ==========        ==========     ======
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 FRANKLIN INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       44.376763         44.538809     0.0000
   01/01/2008                             to  12/31/2008       44.538809         30.831141     0.0000
=============                            ==== ==========      ==========        ==========     ======

                                    1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 FRANKLIN SMALL CAP VALUE SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007        8.761304          8.757826     0.0000
   01/01/2008                             to  12/31/2008        8.757826          5.772724     0.0000
=============                            ==== ==========       =========         =========     ======
 MUTUAL SHARES SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       23.599468         23.677788     0.0000
   01/01/2008                             to  12/31/2008       23.677788         14.653907     0.0000
=============                            ==== ==========       =========         =========     ======
 TEMPLETON GLOBAL INCOME SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       12.536737         12.435459     0.0000
   01/01/2008                             to  12/31/2008       12.435459         12.997081     0.0000
=============                            ==== ==========       =========         =========     ======
 TEMPLETON GROWTH SECURITIES SUB-ACCOUNT (CLASS 2)
   11/12/2007                             to  12/31/2007       13.609009         13.721976     0.0000
   01/01/2008                             to  12/31/2008       13.721976          7.788197     0.0000
=============                            ==== ==========       =========         =========     ======
 LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 LEGG MASON PARTNERS VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       13.178135         13.540508     0.0000
   01/01/2008                             to  12/31/2008       13.540508          7.940688     0.0000
=============                            ==== ==========       =========         =========     ======
 LEGG MASON PARTNERS VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       32.454529         33.167224     0.0000
   01/01/2008                             to  12/31/2008       33.167224         23.071516     0.0000
=============                            ==== ==========       =========         =========     ======
 LEGG MASON PARTNERS VARIABLE CAPITAL AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       14.586685         14.887486     0.0000
   01/01/2008                             to  12/31/2008       14.887486          9.528721     0.0000
=============                            ==== ==========       =========         =========     ======
 LEGG MASON PARTNERS VARIABLE FUNDAMENTAL VALUE SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       33.789330         34.568918     0.0000
   01/01/2008                             to  12/31/2008       34.568918         21.575166     0.0000
=============                            ==== ==========       =========         =========     ======
 LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85% SUB-ACCOUNT
   11/12/2007                             to  12/31/2007       15.179225         15.290627     0.0000
   01/01/2008                             to  12/31/2008       15.290627          9.416886     0.0000
=============                            ==== ==========       =========         =========     ======
 LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       14.075714         14.328264     0.0000
   01/01/2008                             to  12/31/2008       14.328264          8.359846     0.0000
=============                            ==== ==========       =========         =========     ======
 LEGG MASON PARTNERS VARIABLE INCOME TRUST
 LEGG MASON PARTNERS VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       16.311293         16.169795     0.0000
   01/01/2008                             to  12/31/2008       16.169795         11.007525     0.0000
=============                            ==== ==========       =========         =========     ======

                                    1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 LEGG MASON PARTNERS VARIABLE MONEY MARKET SUB-ACCOUNT
   11/12/2007                             to  12/31/2007       13.387875         13.442195             0.0000
   01/01/2008                             to  12/31/2008       13.442195         13.572747             0.0000
=============                            ==== ==========       =========         =========       ============
 MET INVESTORS SERIES TRUST
 LEGG MASON VALUE EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       10.388162         10.316557       150,795.5634
   01/01/2008                             to  12/31/2008       10.316557          4.607445       159,305.0779
=============                            ==== ==========       =========         =========       ============
 MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
   11/12/2007                             to  12/31/2007       15.372598         15.905748             0.0000
   01/01/2008                             to  12/31/2008       15.905748          8.977845             0.0000
=============                            ==== ==========       =========         =========       ============
 MET/AIM SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       15.873600         15.882811        92,993.5571
   01/01/2008                             to  12/31/2008       15.882811          9.576584       116,799.2972
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       13.675423         14.068459       126,458.1931
   01/01/2008                             to  12/31/2008       14.068459          6.156400       223,508.4997
=============                            ==== ==========       =========         =========       ============
 MFS (Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       17.372774         17.744346       251,595.2659
   01/01/2008                             to  12/31/2008       17.744346         10.064027       311,588.3701
=============                            ==== ==========       =========         =========       ============
 OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007        9.881872         10.223547       265,428.3551
   01/01/2008                             to  12/31/2008       10.223547          5.438802       221,000.5738
=============                            ==== ==========       =========         =========       ============
 PIONEER FUND SUB-ACCOUNT (CLASS A)
   11/12/2007                             to  12/31/2007       19.585796         19.830152             0.0000
   01/01/2008                             to  12/31/2008       19.830152         13.106480             0.0000
=============                            ==== ==========       =========         =========       ============
 PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS A)
   11/12/2007                             to  12/31/2007       19.611117         19.667198             0.0000
   01/01/2008                             to  12/31/2008       19.667198         17.275197             0.0000
=============                            ==== ==========       =========         =========       ============
 VAN KAMPEN MID CAP GROWTH SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       12.468218         12.910899             0.0000
   01/01/2008                             to  12/31/2008       12.910899          6.765224             0.0000
=============                            ==== ==========       =========         =========       ============
 METROPOLITAN SERIES FUND, INC.
 OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       19.687916         19.793149             0.0000
   01/01/2008                             to  12/31/2008       19.793149         11.578024             0.0000
=============                            ==== ==========       =========         =========       ============

                                    1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                  NUMBER OF
                                                             ACCUMULATION      ACCUMULATION      ACCUMULATION
                                                            UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                             BEGINNING OF         END OF        OUTSTANDING AT
                                                                PERIOD            PERIOD        END OF PERIOD
                                                           ---------------   ---------------   ---------------
 WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
   11/12/2007                             to  12/31/2007       16.080418         16.162956        33,466.8283
   01/01/2008                             to  12/31/2008       16.162956         15.821074        77,577.9589
=============                            ==== ==========       =========         =========        ===========
 OPPENHEIMER VARIABLE ACCOUNT FUNDS
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA SUB-ACCOUNT (SERVICE SHARES)
   11/12/2007                             to  12/31/2007       16.786474         16.741090             0.0000
   01/01/2008                             to  12/31/2008       16.741090         10.213334             0.0000
=============                            ==== ==========       =========         =========        ===========
 PIONEER VARIABLE CONTRACTS TRUST
 PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       32.748699         32.661270             0.0000
   01/01/2008                             to  12/31/2008       32.661270         21.290494             0.0000
=============                            ==== ==========       =========         =========        ===========
 THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 VAN KAMPEN UIF EQUITY AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       15.108811         15.158633             0.0000
   01/01/2008                             to  12/31/2008       15.158633         11.533869             0.0000
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN UIF U.S. MID CAP VALUE SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       10.880390         10.972277             0.0000
   01/01/2008                             to  12/31/2008       10.972277          6.325023             0.0000
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN UIF U.S. REAL ESTATE SUB-ACCOUNT (CLASS I)
   11/12/2007                             to  12/31/2007       48.517146         45.348318             0.0000
   01/01/2008                             to  12/31/2008       45.348318         27.713737             0.0000
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN LIFE INVESTMENT TRUST
 VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       15.251551         15.131052             0.0000
   01/01/2008                             to  12/31/2008       15.131052          9.559028             0.0000
=============                            ==== ==========       =========         =========        ===========
 VAN KAMPEN LIT GROWTH AND INCOME SUB-ACCOUNT (CLASS II)
   11/12/2007                             to  12/31/2007       25.205624         25.425877             0.0000
   01/01/2008                             to  12/31/2008       25.425877         16.961481             0.0000
=============                            ==== ==========       =========         =========        ===========

FINANCIAL STATEMENTS

The financial statements of the Separate Account and the Company are included herein.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

ANNUAL REPORT

DECEMBER 31, 2008

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

OF

FIRST METLIFE INVESTORS INSURANCE COMPANY

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
First MetLife Investors Variable Annuity Account One and the Board of Directors of First MetLife Investors Insurance Company:

We have audited the accompanying statements of assets and liabilities of First MetLife Investors Variable Annuity Account One (the "Separate Account") of First MetLife Investors Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Appendix A as of December 31, 2008, the related statements of operations for each of the periods presented in the year then ended, and the statements of changes in net assets for each of the periods presented in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2008, the results of their operations for each of the periods presented in the year then ended, and the changes in their net assets for each of the periods presented in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 31, 2009

APPENDIX A

MIST Lord Abbett Growth and Income Sub-Account
MIST Lord Abbett Bond Debenture Sub-Account
MIST Lord Abbett Mid Cap Value Sub-Account
MIST Oppenheimer Capital Appreciation Sub-Account
MIST Legg Mason Partners Aggressive Growth
Sub-Account
MIST Van Kampen Mid Cap Growth Sub-Account
MIST PIMCO Total Return Sub-Account
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account
MIST MFS Research International Sub-Account
MIST Lazard Mid Cap Sub-Account
MIST Met/AIM Small Cap Growth Sub-Account
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account
MIST PIMCO Inflation Protected Bond Sub-Account
MIST Clarion Global Real Estate Sub-Account
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account
MIST BlackRock High Yield Sub-Account
MIST Janus Forty Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST BlackRock Large Cap Core Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Balanced Allocation
Sub-Account
MIST American Funds Bond Sub-Account
MIST American Funds Growth Sub-Account
MIST American Funds Growth Allocation
Sub-Account
MIST American Funds International Sub-Account
MIST American Funds Moderate Allocation
Sub-Account
MIST Met/Templeton Growth Sub-Account
MIST Met/Franklin Mutual Shares Sub-Account
MIST Met/Franklin Templeton Founding Strategy
Sub-Account

Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
AIM V.I. Global Real Estate Sub-Account
Putnam VT Growth & Income Sub-Account
Putnam VT Equity Income Sub-Account
Putnam VT Vista Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Templeton Global Income Securities
Sub-Account
FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Franklin Income Securities Sub-Account
FTVIPT Franklin Small Cap Value Securities
Sub-Account
Fidelity VIP Equity-Income Sub-Account
Fidelity VIP Mid Cap Sub-Account
Fidelity VIP Contrafund Sub-Account
MSF MetLife Stock Index Sub-Account
MSF Julius Baer International Stock Sub-Account
MSF BlackRock Bond Income Sub-Account
MSF BlackRock Money Market Sub-Account
MSF Davis Venture Value Sub-Account
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF MFS Total Return Sub-Account
MSF Capital Guardian U.S. Equity Sub-Account
MSF Western Asset Management Strategic Bond
Opportunities Sub-Account
MSF Western Asset Management U.S. Government
Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Franklin Templeton Small Cap Growth
Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF FI Large Cap Sub-Account
MSF FI Value Leaders Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation
Sub-Account
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation
Sub-Account
MSF MFS Value Sub-Account

MSF Met/Dimensional International Small Company
Sub-Account
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
Pioneer VCT Mid Cap Value Sub-Account
American Funds Bond Sub-Account
American Funds Global Growth Sub-Account
American Funds Growth-Income Sub-Account
American Funds Growth Sub-Account
American Funds Global Small Capitalization
Sub-Account
UIF Equity and Income Sub-Account
UIF U.S. Mid Cap Sub-Account
UIF U.S. Real Estate Sub-Account
Van Kampen LIT Comstock Sub-Account
Van Kampen LIT Growth and Income Sub-Account
LMPVET Small Cap Growth Sub-Account
LMPVET Investors Sub-Account
LMPVET Equity Index Sub-Account
LMPVET Fundamental Value Sub-Account
LMPVET Appreciation Sub-Account
LMPVET Aggressive Growth Sub-Account
LMPVET Large Cap Growth Sub-Account
LMPVET Social Awareness Sub-Account
LMPVET Capital and Income Sub-Account
LMPVET Capital Sub-Account
LMPVET Global Equity Sub-Account
LMPVET Dividend Strategy Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVIT Global High Yield Bond Sub-Account
LMPVIT Adjustable Rate Income Sub-Account
LMPVIT Money Market Sub-Account
Oppenheimer Main Street Small Cap Sub-Account

This page is intentionally left blank.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008

                                        MIST LORD ABBETT MIST LORD ABBETT MIST LORD ABBETT     MIST OPPENHEIMER
                                       GROWTH AND INCOME   BOND DEBENTURE    MID CAP VALUE CAPITAL APPRECIATION
                                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                       ----------------- ---------------- ---------------- --------------------
ASSETS:
  Investments at fair value                 $ 29,752,757     $ 19,476,017      $ 5,553,519         $ 12,189,363
  Due from First MetLife Investors
     Insurance Company                                --               --               --                   --
                                       ----------------- ---------------- ---------------- --------------------
       Total Assets                           29,752,757       19,476,017        5,553,519           12,189,363
                                       ----------------- ---------------- ---------------- --------------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                               687              654            1,018                  819
                                       ----------------- ---------------- ---------------- --------------------
       Total Liabilities                             687              654            1,018                  819
                                       ----------------- ---------------- ---------------- --------------------
NET ASSETS                                  $ 29,752,070     $ 19,475,363      $ 5,552,501         $ 12,188,544
                                       ================= ================ ================ ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          29,744,784       19,470,061        5,552,501           12,185,980
  Net assets from contracts in payouts             7,286            5,302               --                2,564
                                       ----------------- ---------------- ---------------- --------------------
       Total Net Assets                     $ 29,752,070     $ 19,475,363      $ 5,552,501         $ 12,188,544
                                       ================= ================ ================ ====================

The accompanying notes are an integral part of these financial statements.

    MIST LEGG MASON
PARTNERS AGGRESSIVE MIST VAN KAMPEN   MIST PIMCO    MIST RCM MIST T. ROWE PRICE MIST MFS RESEARCH
             GROWTH  MID CAP GROWTH TOTAL RETURN  TECHNOLOGY     MID CAP GROWTH     INTERNATIONAL
        SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
------------------- --------------- ------------ ----------- ------------------ -----------------
        $ 7,614,184     $ 1,792,666 $ 57,334,317 $ 3,567,733       $ 13,198,860      $ 25,570,931
                 --              --           --          --                 --                --
------------------- --------------- ------------ ----------- ------------------ -----------------
          7,614,184       1,792,666   57,334,317   3,567,733         13,198,860        25,570,931
------------------- --------------- ------------ ----------- ------------------ -----------------
                520             863          512         416                392               654
------------------- --------------- ------------ ----------- ------------------ -----------------
                520             863          512         416                392               654
------------------- --------------- ------------ ----------- ------------------ -----------------
        $ 7,613,664     $ 1,791,803 $ 57,333,805 $ 3,567,317       $ 13,198,468      $ 25,570,277
=================== =============== ============ =========== ================== =================
          7,612,358       1,791,803   57,332,205   3,567,317         13,197,583        25,570,277
              1,306              --        1,600          --                885                --
------------------- --------------- ------------ ----------- ------------------ -----------------
        $ 7,613,664     $ 1,791,803 $ 57,333,805 $ 3,567,317       $ 13,198,468      $ 25,570,277
=================== =============== ============ =========== ================== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 -- (CONTINUED)

                                                                      MIST HARRIS
                                       MIST LAZARD     MIST MET/AIM       OAKMARK MIST THIRD AVENUE
                                           MID CAP SMALL CAP GROWTH INTERNATIONAL   SMALL CAP VALUE
                                       SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT
                                       ----------- ---------------- ------------- -----------------
ASSETS:
  Investments at fair value            $ 7,569,706      $ 9,944,636  $ 24,563,221      $ 19,890,491
  Due from First MetLife Investors
     Insurance Company                          --               --            --                --
                                       ----------- ---------------- ------------- -----------------
       Total Assets                      7,569,706        9,944,636    24,563,221        19,890,491
                                       ----------- ---------------- ------------- -----------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                         870              838           381               539
                                       ----------- ---------------- ------------- -----------------
       Total Liabilities                       870              838           381               539
                                       ----------- ---------------- ------------- -----------------
NET ASSETS                             $ 7,568,836      $ 9,943,798  $ 24,562,840      $ 19,889,952
                                       =========== ================ ============= =================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     7,549,775        9,941,146    24,558,551        19,887,086
  Net assets from contracts in payouts      19,061            2,652         4,289             2,866
                                       ----------- ---------------- ------------- -----------------
       Total Net Assets                $ 7,568,836      $ 9,943,798  $ 24,562,840      $ 19,889,952
                                       =========== ================ ============= =================

The accompanying notes are an integral part of these financial statements.

         MIST PIMCO
INFLATION PROTECTED MIST CLARION GLOBAL    MIST TURNER MIST GOLDMAN SACHS       MIST METLIFE      MIST METLIFE
               BOND         REAL ESTATE MID CAP GROWTH      MID CAP VALUE DEFENSIVE STRATEGY MODERATE STRATEGY
        SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
------------------- ------------------- -------------- ------------------ ------------------ -----------------
       $ 34,541,609         $ 9,395,145    $ 4,554,173       $ 11,451,776       $ 70,218,729     $ 115,658,285
                 --                  --             --                 --                 --                --
------------------- ------------------- -------------- ------------------ ------------------ -----------------
         34,541,609           9,395,145      4,554,173         11,451,776         70,218,729       115,658,285
------------------- ------------------- -------------- ------------------ ------------------ -----------------
                346                 622            372                352                109               169
------------------- ------------------- -------------- ------------------ ------------------ -----------------
                346                 622            372                352                109               169
------------------- ------------------- -------------- ------------------ ------------------ -----------------
       $ 34,541,263         $ 9,394,523    $ 4,553,801       $ 11,451,424       $ 70,218,620     $ 115,658,116
=================== =================== ============== ================== ================== =================
         34,539,541           9,394,523      4,553,801         11,451,424         70,218,620       115,658,116
              1,722                  --             --                 --                 --                --
------------------- ------------------- -------------- ------------------ ------------------ -----------------
       $ 34,541,263         $ 9,394,523    $ 4,553,801       $ 11,451,424       $ 70,218,620     $ 115,658,116
=================== =================== ============== ================== ================== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 -- (CONTINUED)

                                            MIST METLIFE    MIST METLIFE        MIST METLIFE   MIST SSGA
                                       BALANCED STRATEGY GROWTH STRATEGY AGGRESSIVE STRATEGY  GROWTH ETF
                                             SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT SUB-ACCOUNT
                                       ----------------- --------------- ------------------- -----------
ASSETS:
  Investments at fair value                $ 223,880,578   $ 262,939,972        $ 44,335,897 $ 1,463,388
  Due from First MetLife Investors
     Insurance Company                                --              --                  --          --
                                       ----------------- --------------- ------------------- -----------
       Total Assets                          223,880,578     262,939,972          44,335,897   1,463,388
                                       ----------------- --------------- ------------------- -----------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                               373             328                 118         187
                                       ----------------- --------------- ------------------- -----------
       Total Liabilities                             373             328                 118         187
                                       ----------------- --------------- ------------------- -----------
NET ASSETS                                 $ 223,880,205   $ 262,939,644        $ 44,335,779 $ 1,463,201
                                       ================= =============== =================== ===========
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units         223,766,845     262,939,644          44,335,779   1,463,201
  Net assets from contracts in payouts           113,360              --                  --          --
                                       ----------------- --------------- ------------------- -----------
       Total Net Assets                    $ 223,880,205   $ 262,939,644        $ 44,335,779 $ 1,463,201
                                       ================= =============== =================== ===========

The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH MIST VAN KAMPEN MIST LEGG MASON MIST MFS EMERGING MIST LOOMIS SAYLES         MIST MET/AIM
  AND INCOME ETF        COMSTOCK    VALUE EQUITY    MARKETS EQUITY     GLOBAL MARKETS CAPITAL APPRECIATION
     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
---------------- --------------- --------------- ----------------- ------------------ --------------------
     $ 1,215,708     $ 9,694,376     $ 4,721,240      $ 11,946,790        $ 7,371,534            $ 252,568
              --              --              --                --                 --                   --
---------------- --------------- --------------- ----------------- ------------------ --------------------
       1,215,708       9,694,376       4,721,240        11,946,790          7,371,534              252,568
---------------- --------------- --------------- ----------------- ------------------ --------------------
              62             708             955               757                401                  507
---------------- --------------- --------------- ----------------- ------------------ --------------------
              62             708             955               757                401                  507
---------------- --------------- --------------- ----------------- ------------------ --------------------
     $ 1,215,646     $ 9,693,668     $ 4,720,285      $ 11,946,033        $ 7,371,133            $ 252,061
================ =============== =============== ================= ================== ====================
       1,215,646       9,693,668       4,720,285        11,946,033          7,371,133              252,061
              --              --              --                --                 --                   --
---------------- --------------- --------------- ----------------- ------------------ --------------------
     $ 1,215,646     $ 9,693,668     $ 4,720,285      $ 11,946,033        $ 7,371,133            $ 252,061
================ =============== =============== ================= ================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 -- (CONTINUED)

                                       MIST BLACKROCK                                        MIST PIONEER
                                           HIGH YIELD MIST JANUS FORTY MIST PIONEER FUND STRATEGIC INCOME
                                          SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                       -------------- ---------------- ----------------- ----------------
ASSETS:
  Investments at fair value               $ 1,506,764      $ 2,310,340         $ 883,876      $ 8,802,181
  Due from First MetLife Investors
     Insurance Company                             --               --                --               --
                                       -------------- ---------------- ----------------- ----------------
       Total Assets                         1,506,764        2,310,340           883,876        8,802,181
                                       -------------- ---------------- ----------------- ----------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                            522              512               661              416
                                       -------------- ---------------- ----------------- ----------------
       Total Liabilities                          522              512               661              416
                                       -------------- ---------------- ----------------- ----------------
NET ASSETS                                $ 1,506,242      $ 2,309,828         $ 883,215      $ 8,801,765
                                       ============== ================ ================= ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        1,506,242        2,309,828           883,215        8,801,765
  Net assets from contracts in payouts             --               --                --               --
                                       -------------- ---------------- ----------------- ----------------
       Total Net Assets                   $ 1,506,242      $ 2,309,828         $ 883,215      $ 8,801,765
                                       ============== ================ ================= ================

The accompanying notes are an integral part of these financial statements.

                                                 MIST AMERICAN
    MIST DREMAN MIST BLACKROCK     MIST RAINIER FUNDS BALANCED MIST AMERICAN MIST AMERICAN
SMALL CAP VALUE LARGE CAP CORE LARGE CAP EQUITY     ALLOCATION    FUNDS BOND  FUNDS GROWTH
    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
--------------- -------------- ---------------- -------------- ------------- -------------
    $ 2,970,289      $ 454,454      $ 2,372,326   $ 24,318,464   $ 2,619,571   $ 4,925,004
             --             --               --             --            --            --
--------------- -------------- ---------------- -------------- ------------- -------------
      2,970,289        454,454        2,372,326     24,318,464     2,619,571     4,925,004
--------------- -------------- ---------------- -------------- ------------- -------------
            301            234              329            162           350           216
--------------- -------------- ---------------- -------------- ------------- -------------
            301            234              329            162           350           216
--------------- -------------- ---------------- -------------- ------------- -------------
    $ 2,969,988      $ 454,220      $ 2,371,997   $ 24,318,302   $ 2,619,221   $ 4,924,788
=============== ============== ================ ============== ============= =============
      2,969,988        454,220        2,371,997     24,318,302     2,619,221     4,924,788
             --             --               --             --            --            --
--------------- -------------- ---------------- -------------- ------------- -------------
    $ 2,969,988      $ 454,220      $ 2,371,997   $ 24,318,302   $ 2,619,221   $ 4,924,788
=============== ============== ================ ============== ============= =============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 -- (CONTINUED)

                                       MIST AMERICAN                      MIST AMERICAN
                                        FUNDS GROWTH       MIST AMERICAN FUNDS MODERATE MIST MET/TEMPLETON
                                          ALLOCATION FUNDS INTERNATIONAL     ALLOCATION             GROWTH
                                         SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
                                       ------------- ------------------- -------------- ------------------
ASSETS:
  Investments at fair value             $ 24,302,002         $ 3,192,525   $ 12,227,199           $ 15,276
  Due from First MetLife Investors
     Insurance Company                            --                  --             --                 --
                                       ------------- ------------------- -------------- ------------------
       Total Assets                       24,302,002           3,192,525     12,227,199             15,276
                                       ------------- ------------------- -------------- ------------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                           223                 255            251                 24
                                       ------------- ------------------- -------------- ------------------
       Total Liabilities                         223                 255            251                 24
                                       ------------- ------------------- -------------- ------------------
NET ASSETS                              $ 24,301,779         $ 3,192,270   $ 12,226,948           $ 15,252
                                       ============= =================== ============== ==================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units      24,301,779           3,192,270     12,226,948             15,252
  Net assets from contracts in payouts            --                  --             --                 --
                                       ------------- ------------------- -------------- ------------------
       Total Net Assets                 $ 24,301,779         $ 3,192,270   $ 12,226,948           $ 15,252
                                       ============= =================== ============== ==================

The accompanying notes are an integral part of these financial statements.

                   MIST MET/FRANKLIN
MIST MET/FRANKLIN TEMPLETON FOUNDING RUSSELL MULTI-STYLE RUSSELL AGGRESSIVE
    MUTUAL SHARES           STRATEGY              EQUITY             EQUITY RUSSELL NON-U.S. RUSSELL CORE BOND
      SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
----------------- ------------------ ------------------- ------------------ ---------------- -----------------
        $ 801,612        $ 7,692,039            $ 35,097            $ 4,577         $ 20,633          $ 56,714
               --                 --                  --                 --               --                --
----------------- ------------------ ------------------- ------------------ ---------------- -----------------
          801,612          7,692,039              35,097              4,577           20,633            56,714
----------------- ------------------ ------------------- ------------------ ---------------- -----------------
              544                446                  81                 88               89                45
----------------- ------------------ ------------------- ------------------ ---------------- -----------------
              544                446                  81                 88               89                45
----------------- ------------------ ------------------- ------------------ ---------------- -----------------
        $ 801,068        $ 7,691,593            $ 35,016            $ 4,489         $ 20,544          $ 56,669
================= ================== =================== ================== ================ =================
          801,068          7,691,593              35,016              4,489           20,544            56,669
               --                 --                  --                 --               --                --
----------------- ------------------ ------------------- ------------------ ---------------- -----------------
        $ 801,068        $ 7,691,593            $ 35,016            $ 4,489         $ 20,544          $ 56,669
================= ================== =================== ================== ================ =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 -- (CONTINUED)

                                       RUSSELL REAL ESTATE             AIM V.I. AIM V.I. GLOBAL PUTNAM VT GROWTH
                                                SECURITIES INTERNATIONAL GROWTH     REAL ESTATE       AND INCOME
                                               SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                       ------------------- -------------------- --------------- ----------------
ASSETS:
  Investments at fair value                        $ 7,423            $ 908,679        $ 93,325        $ 103,857
  Due from First MetLife Investors
     Insurance Company                                  --                   --              --                3
                                       ------------------- -------------------- --------------- ----------------
       Total Assets                                  7,423              908,679          93,325          103,860
                                       ------------------- -------------------- --------------- ----------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                                  66                  494             169              142
                                       ------------------- -------------------- --------------- ----------------
       Total Liabilities                                66                  494             169              142
                                       ------------------- -------------------- --------------- ----------------
NET ASSETS                                         $ 7,357            $ 908,185        $ 93,156        $ 103,718
                                       =================== ==================== =============== ================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units                 7,357              908,185          93,156          103,718
  Net assets from contracts in payouts                  --                   --              --               --
                                       ------------------- -------------------- --------------- ----------------
       Total Net Assets                            $ 7,357            $ 908,185        $ 93,156        $ 103,718
                                       =================== ==================== =============== ================

The accompanying notes are an integral part of these financial statements.

                                                                      FTVIPT TEMPLETON
PUTNAM VT EQUITY                   FTVIPT TEMPLETON  FTVIPT TEMPLETON    GLOBAL INCOME     FTVIPT MUTUAL
          INCOME PUTNAM VT VISTA FOREIGN SECURITIES GROWTH SECURITIES       SECURITIES SHARES SECURITIES
     SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
---------------- --------------- ------------------ ----------------- ---------------- -----------------
        $ 81,014        $ 72,781       $ 11,284,885         $ 797,946        $ 613,591       $ 1,616,613
              --              --                 --                --               --                --
---------------- --------------- ------------------ ----------------- ---------------- -----------------
          81,014          72,781         11,284,885           797,946          613,591         1,616,613
---------------- --------------- ------------------ ----------------- ---------------- -----------------
             136              45                500               418              339               404
---------------- --------------- ------------------ ----------------- ---------------- -----------------
             136              45                500               418              339               404
---------------- --------------- ------------------ ----------------- ---------------- -----------------
        $ 80,878        $ 72,736       $ 11,284,385         $ 797,528        $ 613,252       $ 1,616,209
================ =============== ================== ================= ================ =================
          80,878          72,736         11,274,997           797,528          613,252         1,616,209
              --              --              9,388                --               --                --
---------------- --------------- ------------------ ----------------- ---------------- -----------------
        $ 80,878        $ 72,736       $ 11,284,385         $ 797,528        $ 613,252       $ 1,616,209
================ =============== ================== ================= ================ =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 -- (CONTINUED)

                                                         FTVIPT FRANKLIN
                                         FTVIPT FRANKLIN SMALL CAP VALUE  FIDELITY VIP
                                       INCOME SECURITIES      SECURITIES EQUITY-INCOME FIDELITY VIP MID CAP
                                             SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT          SUB-ACCOUNT
                                       ----------------- --------------- ------------- --------------------
ASSETS:
  Investments at fair value                 $ 14,005,425       $ 133,003      $ 32,937          $ 1,543,432
  Due from First MetLife Investors
     Insurance Company                                --              --            --                   --
                                       ----------------- --------------- ------------- --------------------
       Total Assets                           14,005,425         133,003        32,937            1,543,432
                                       ----------------- --------------- ------------- --------------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                               521             219           137                  375
                                       ----------------- --------------- ------------- --------------------
       Total Liabilities                             521             219           137                  375
                                       ----------------- --------------- ------------- --------------------
NET ASSETS                                  $ 14,004,904       $ 132,784      $ 32,800          $ 1,543,057
                                       ================= =============== ============= ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units          14,004,904         132,784        32,800            1,543,057
  Net assets from contracts in payouts                --              --            --                   --
                                       ----------------- --------------- ------------- --------------------
       Total Net Assets                     $ 14,004,904       $ 132,784      $ 32,800          $ 1,543,057
                                       ================= =============== ============= ====================

The accompanying notes are an integral part of these financial statements.

FIDELITY VIP MSF METLIFE STOCK     MSF JULIUS BAER MSF BLACKROCK MSF BLACKROCK     MSF DAVIS
  CONTRAFUND             INDEX INTERNATIONAL STOCK   BOND INCOME  MONEY MARKET VENTURE VALUE
 SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
------------ ----------------- ------------------- ------------- ------------- -------------
$ 10,109,010      $ 16,018,465           $ 286,830   $ 5,078,262  $ 57,731,719  $ 39,411,444
          --                --                  --            --             9            --
------------ ----------------- ------------------- ------------- ------------- -------------
  10,109,010        16,018,465             286,830     5,078,262    57,731,728    39,411,444
------------ ----------------- ------------------- ------------- ------------- -------------
         452               392                 217           620           227           550
------------ ----------------- ------------------- ------------- ------------- -------------
         452               392                 217           620           227           550
------------ ----------------- ------------------- ------------- ------------- -------------
$ 10,108,558      $ 16,018,073           $ 286,613   $ 5,077,642  $ 57,731,501  $ 39,410,894
============ ================= =================== ============= ============= =============
  10,108,558        16,014,996             286,613     5,077,642    57,461,619    39,408,513
          --             3,077                  --            --       269,882         2,381
------------ ----------------- ------------------- ------------- ------------- -------------
$ 10,108,558      $ 16,018,073           $ 286,613   $ 5,077,642  $ 57,731,501  $ 39,410,894
============ ================= =================== ============= ============= =============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 -- (CONTINUED)

                                       MSF HARRIS OAKMARK MSF JENNISON      MSF MFS          MSF CAPITAL
                                            FOCUSED VALUE       GROWTH TOTAL RETURN GUARDIAN U.S. EQUITY
                                              SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT          SUB-ACCOUNT
                                       ------------------ ------------ ------------ --------------------
ASSETS:
  Investments at fair value                   $ 9,489,644 $ 15,052,849  $ 6,738,480            $ 468,483
  Due from First MetLife Investors
     Insurance Company                                 --           --           --                   --
                                       ------------------ ------------ ------------ --------------------
       Total Assets                             9,489,644   15,052,849    6,738,480              468,483
                                       ------------------ ------------ ------------ --------------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                                513          592          710                  381
                                       ------------------ ------------ ------------ --------------------
       Total Liabilities                              513          592          710                  381
                                       ------------------ ------------ ------------ --------------------
NET ASSETS                                    $ 9,489,131 $ 15,052,257  $ 6,737,770            $ 468,102
                                       ================== ============ ============ ====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units            9,487,516   15,050,722    6,737,770              468,102
  Net assets from contracts in payouts              1,615        1,535           --                   --
                                       ------------------ ------------ ------------ --------------------
       Total Net Assets                       $ 9,489,131 $ 15,052,257  $ 6,737,770            $ 468,102
                                       ================== ============ ============ ====================

The accompanying notes are an integral part of these financial statements.

   MSF WESTERN ASSET MSF WESTERN ASSET                                        MSF FRANKLIN
MANAGEMENT STRATEGIC        MANAGEMENT MSF T. ROWE PRICE MSF T. ROWE PRICE TEMPLETON SMALL   MSF BLACKROCK
  BOND OPPORTUNITIES   U.S. GOVERNMENT  SMALL CAP GROWTH  LARGE CAP GROWTH      CAP GROWTH STRATEGIC VALUE
         SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
-------------------- ----------------- ----------------- ----------------- --------------- ---------------
            $ 23,197      $ 11,685,795         $ 352,561         $ 573,904       $ 161,909        $ 13,550
                   1                --                --                --              --              --
-------------------- ----------------- ----------------- ----------------- --------------- ---------------
              23,198        11,685,795           352,561           573,904         161,909          13,550
-------------------- ----------------- ----------------- ----------------- --------------- ---------------
                 117               634               155               357              89             156
-------------------- ----------------- ----------------- ----------------- --------------- ---------------
                 117               634               155               357              89             156
-------------------- ----------------- ----------------- ----------------- --------------- ---------------
            $ 23,081      $ 11,685,161         $ 352,406         $ 573,547       $ 161,820        $ 13,394
==================== ================= ================= ================= =============== ===============
              23,081        11,685,161           352,406           573,547         161,820          13,394
                  --                --                --                --              --              --
-------------------- ----------------- ----------------- ----------------- --------------- ---------------
            $ 23,081      $ 11,685,161         $ 352,406         $ 573,547       $ 161,820        $ 13,394
==================== ================= ================= ================= =============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 -- (CONTINUED)

                                       MSF OPPENHEIMER                  MSF FI VALUE           MSF METLIFE
                                         GLOBAL EQUITY MSF FI LARGE CAP      LEADERS AGGRESSIVE ALLOCATION
                                           SUB-ACCOUNT      SUB-ACCOUNT  SUB-ACCOUNT           SUB-ACCOUNT
                                       --------------- ---------------- ------------ ---------------------
ASSETS:
  Investments at fair value                  $ 313,763        $ 262,531    $ 333,680           $ 1,139,623
  Due from First MetLife Investors
     Insurance Company                              --               --           --                    --
                                       --------------- ---------------- ------------ ---------------------
       Total Assets                            313,763          262,531      333,680             1,139,623
                                       --------------- ---------------- ------------ ---------------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                             274              303          417                   331
                                       --------------- ---------------- ------------ ---------------------
       Total Liabilities                           274              303          417                   331
                                       --------------- ---------------- ------------ ---------------------
NET ASSETS                                   $ 313,489        $ 262,228    $ 333,263           $ 1,139,292
                                       =============== ================ ============ =====================
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           313,489          262,228      333,263             1,139,292
  Net assets from contracts in payouts              --               --           --                    --
                                       --------------- ---------------- ------------ ---------------------
       Total Net Assets                      $ 313,489        $ 262,228    $ 333,263           $ 1,139,292
                                       =============== ================ ============ =====================

The accompanying notes are an integral part of these financial statements.

                                                                                                         MSF
 MSF METLIFE         MSF METLIFE                               MSF METLIFE                   MET/DIMENSIONAL
CONSERVATIVE     CONSERVATIVE TO         MSF METLIFE           MODERATE TO               INTERNATIONAL SMALL
  ALLOCATION MODERATE ALLOCATION MODERATE ALLOCATION AGGRESSIVE ALLOCATION MSF MFS VALUE             COMPANY
 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
------------ ------------------- ------------------- --------------------- ------------- -------------------
 $ 1,260,043         $ 1,721,745         $ 9,268,186           $ 5,615,300   $ 1,701,815            $ 55,390
          --                  --                  --                    --            --                  --
------------ ------------------- ------------------- --------------------- ------------- --- ---------------
   1,260,043           1,721,745           9,268,186             5,615,300     1,701,815              55,390
------------ ------------------- ------------------- --------------------- ------------- --- ---------------
          76                 118                 145                   170           486                  23
------------ ------------------- ------------------- --------------------- ------------- --- ---------------
          76                 118                 145                   170           486                  23
------------ ------------------- ------------------- --------------------- ------------- --- ---------------
 $ 1,259,967         $ 1,721,627         $ 9,268,041           $ 5,615,130   $ 1,701,329            $ 55,367
============ =================== =================== ===================== ============= ===================
   1,259,967           1,721,627           9,268,041             5,615,130     1,701,329              55,367
          --                  --                  --                    --            --                  --
------------ ------------------- ------------------- --------------------- ------------- --- ---------------
 $ 1,259,967         $ 1,721,627         $ 9,268,041           $ 5,615,130   $ 1,701,329            $ 55,367
============ =================== =================== ===================== ============= ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 -- (CONTINUED)

                                         PIMCO VIT    PIMCO VIT   PIONEER VCT AMERICAN FUNDS
                                        HIGH YIELD LOW DURATION MID CAP VALUE           BOND
                                       SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                       ----------- ------------ ------------- --------------
ASSETS:
  Investments at fair value               $ 91,189    $ 157,582     $ 776,327    $ 1,557,841
  Due from First MetLife Investors
     Insurance Company                          --           --            --             --
                                       ----------- ------------ ------------- --------------
       Total Assets                         91,189      157,582       776,327      1,557,841
                                       ----------- ------------ ------------- --------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company.                        166          236           396            298
                                       ----------- ------------ ------------- --------------
       Total Liabilities                       166          236           396            298
                                       ----------- ------------ ------------- --------------
NET ASSETS                                $ 91,023    $ 157,346     $ 775,931    $ 1,557,543
                                       =========== ============ ============= ==============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units        91,023      157,346       775,931      1,557,543
  Net assets from contracts in payouts          --           --            --             --
                                       ----------- ------------ ------------- --------------
       Total Net Assets                   $ 91,023    $ 157,346     $ 775,931    $ 1,557,543
                                       =========== ============ ============= ==============

The accompanying notes are an integral part of these financial statements.

                                             AMERICAN FUNDS
AMERICAN FUNDS AMERICAN FUNDS AMERICAN FUNDS   GLOBAL SMALL UIF EQUITY AND UIF U.S. MID
 GLOBAL GROWTH  GROWTH-INCOME         GROWTH CAPITALIZATION         INCOME    CAP VALUE
   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
-------------- -------------- -------------- -------------- -------------- ------------
  $ 14,803,590   $ 15,994,468   $ 22,344,299      $ 563,221    $ 4,239,721    $ 118,103
            --             --             --             --             --           --
-------------- -------------- -------------- -------------- -------------- ------------
    14,803,590     15,994,468     22,344,299        563,221      4,239,721      118,103
-------------- -------------- -------------- -------------- -------------- ------------
           670            592            471            241            183          308
-------------- -------------- -------------- -------------- -------------- ------------
           670            592            471            241            183          308
-------------- -------------- -------------- -------------- -------------- ------------
  $ 14,802,920   $ 15,993,876   $ 22,343,828      $ 562,980    $ 4,239,538    $ 117,795
============== ============== ============== ============== ============== ============
    14,802,920     15,971,871     22,322,788        562,980      4,239,538      117,795
            --         22,005         21,040             --             --           --
-------------- -------------- -------------- -------------- -------------- ------------
  $ 14,802,920   $ 15,993,876   $ 22,343,828      $ 562,980    $ 4,239,538    $ 117,795
============== ============== ============== ============== ============== ============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 -- (CONTINUED)

                                          UIF U.S. VAN KAMPEN LIT    VAN KAMPEN LIT LMPVET SMALL
                                       REAL ESTATE       COMSTOCK GROWTH AND INCOME   CAP GROWTH
                                       SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT
                                       ----------- -------------- ----------------- ------------
ASSETS:
  Investments at fair value            $ 1,744,561    $ 1,542,289       $ 2,079,734    $ 963,063
  Due from First MetLife Investors
     Insurance Company                          --             --                --           --
                                       ----------- -------------- ----------------- ------------
       Total Assets                      1,744,561      1,542,289         2,079,734      963,063
                                       ----------- -------------- ----------------- ------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                         179            298               410          662
                                       ----------- -------------- ----------------- ------------
       Total Liabilities                       179            298               410          662
                                       ----------- -------------- ----------------- ------------
NET ASSETS                             $ 1,744,382    $ 1,541,991       $ 2,079,324    $ 962,401
                                       =========== ============== ================= ============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units     1,744,382      1,541,991         2,079,324      962,401
  Net assets from contracts in payouts          --             --                --           --
                                       ----------- -------------- ----------------- ------------
       Total Net Assets                $ 1,744,382    $ 1,541,991       $ 2,079,324    $ 962,401
                                       =========== ============== ================= ============

The accompanying notes are an integral part of these financial statements.

                 LMPVET EQUITY            LMPVET       LMPVET LMPVET AGGRESSIVE LMPVET LARGE
LMPVET INVESTORS         INDEX FUNDAMENTAL VALUE APPRECIATION            GROWTH   CAP GROWTH
     SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT       SUB-ACCOUNT  SUB-ACCOUNT
---------------- ------------- ----------------- ------------ ----------------- ------------
       $ 847,886   $ 2,920,638       $ 3,758,811  $ 4,382,210       $ 6,881,185    $ 303,438
              --            --                --           --                --           --
---------------- ------------- ----------------- ------------ ----------------- ------------
         847,886     2,920,638         3,758,811    4,382,210         6,881,185      303,438
---------------- ------------- ----------------- ------------ ----------------- ------------
             335           306               613          765               569          233
---------------- ------------- ----------------- ------------ ----------------- ------------
             335           306               613          765               569          233
---------------- ------------- ----------------- ------------ ----------------- ------------
       $ 847,551   $ 2,920,332       $ 3,758,198  $ 4,381,445       $ 6,880,616    $ 303,205
================ ============= ================= ============ ================= ============
         847,551     2,920,332         3,758,198    4,381,445         6,864,662      303,205
              --            --                --           --            15,954           --
---------------- ------------- ----------------- ------------ ----------------- ------------
       $ 847,551   $ 2,920,332       $ 3,758,198  $ 4,381,445       $ 6,880,616    $ 303,205
================ ============= ================= ============ ================= ============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 -- (CONTINUED)

                                       LMPVET SOCIAL LMPVET CAPITAL                       LMPVET
                                           AWARENESS     AND INCOME LMPVET CAPITAL GLOBAL EQUITY
                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                       ------------- -------------- -------------- -------------
ASSETS:
  Investments at fair value                  $ 7,749    $ 4,959,379      $ 685,768   $ 1,040,215
  Due from First MetLife Investors
     Insurance Company                            --             --             --            --
                                       ------------- -------------- -------------- -------------
       Total Assets                            7,749      4,959,379        685,768     1,040,215
                                       ------------- -------------- -------------- -------------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                           104            541            352           275
                                       ------------- -------------- -------------- -------------
       Total Liabilities                         104            541            352           275
                                       ------------- -------------- -------------- -------------
NET ASSETS                                   $ 7,645    $ 4,958,838      $ 685,416   $ 1,039,940
                                       ============= ============== ============== =============
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units           7,645      4,958,838        685,416     1,039,940
  Net assets from contracts in payouts            --             --             --            --
                                       ------------- -------------- -------------- -------------
       Total Net Assets                      $ 7,645    $ 4,958,838      $ 685,416   $ 1,039,940
                                       ============= ============== ============== =============

The accompanying notes are an integral part of these financial statements.

LMPVET DIVIDEND LMPVET LIFESTYLE LMPVET LIFESTYLE LMPVET LIFESTYLE   LMPVIT GLOBAL LMPVIT ADJUSTABLE
       STRATEGY   ALLOCATION 50%   ALLOCATION 70%   ALLOCATION 85% HIGH YIELD BOND       RATE INCOME
    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
--------------- ---------------- ---------------- ---------------- --------------- -----------------
      $ 396,732        $ 594,189        $ 243,910        $ 277,362     $ 2,965,878         $ 404,754
             --               --               --               --              --                --
--------------- ---------------- ---------------- ---------------- --------------- -----------------
        396,732          594,189          243,910          277,362       2,965,878           404,754
--------------- ---------------- ---------------- ---------------- --------------- -----------------
            298              128              127              189             585               229
--------------- ---------------- ---------------- ---------------- --------------- -----------------
            298              128              127              189             585               229
--------------- ---------------- ---------------- ---------------- --------------- -----------------
      $ 396,434        $ 594,061        $ 243,783        $ 277,173     $ 2,965,293         $ 404,525
=============== ================ ================ ================ =============== =================
        396,434          594,061          243,783          277,173       2,965,293           404,525
             --               --               --               --              --                --
--------------- ---------------- ---------------- ---------------- --------------- -----------------
      $ 396,434        $ 594,061        $ 243,783        $ 277,173     $ 2,965,293         $ 404,525
=============== ================ ================ ================ =============== =================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2008 -- (CONCLUDED)

                                                                  OPPENHEIMER
                                                     LMPVIT MONEY MAIN STREET
                                                           MARKET   SMALL CAP
                                                      SUB-ACCOUNT SUB-ACCOUNT
                                                     ------------ -----------
ASSETS:
  Investments at fair value                          $ 22,330,008   $ 536,125
  Due from First MetLife Investors Insurance Company           --          --
                                                     ------------ -----------
       Total Assets                                    22,330,008     536,125
                                                     ------------ -----------
LIABILITIES:
  Due to First MetLife Investors
     Insurance Company                                        577         348
                                                     ------------ -----------
       Total Liabilities                                      577         348
                                                     ------------ -----------
NET ASSETS                                           $ 22,329,431   $ 535,777
                                                     ============ ===========
CONTRACT OWNERS' EQUITY
  Net assets from accumulation units                   22,329,431     535,777
  Net assets from contracts in payouts                         --          --
                                                     ------------ -----------
       Total Net Assets                              $ 22,329,431   $ 535,777
                                                     ============ ===========

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

                                            MIST LORD ABBETT    MIST LORD ABBETT    MIST LORD ABBETT        MIST OPPENHEIMER
                                           GROWTH AND INCOME      BOND DEBENTURE       MID CAP VALUE    CAPITAL APPRECIATION
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
                                           -------------------- ------------------- ------------------- -----------------------
INVESTMENT INCOME:
      Dividends                                    $ 616,363         $ 1,059,004            $ 34,442               $ 678,491
                                           -------------------- ------------------- ------------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                      577,830             349,881              91,164                 263,365
      Administrative charges                         100,588              61,595              15,758                  47,587
                                           -------------------- ------------------- ------------------- -----------------------
        Total expenses                               678,418             411,476             106,922                 310,952
                                           -------------------- ------------------- ------------------- -----------------------
           Net investment income (loss) .            (62,055)            647,528             (72,480)                367,539
                                           -------------------- ------------------- ------------------- -----------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                  4,241,833             383,816             897,812               5,427,424
      Realized gains (losses) on sale of
        investments                               (1,250,800)           (589,512)           (325,153)               (632,335)
                                           -------------------- ------------------- ------------------- -----------------------
           Net realized gains (losses)             2,991,033            (205,696)            572,659               4,795,089
                                           -------------------- ------------------- ------------------- -----------------------
     Change in unrealized gains (losses)
        on investments                           (21,418,979)         (5,716,113)         (3,806,393)            (15,897,325)
                                           -------------------- ------------------- ------------------- -----------------------
     Net realized and unrealized gains
        (losses) on investments                  (18,427,946)         (5,921,809)         (3,233,734)            (11,102,236)
                                           -------------------- ------------------- ------------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (18,490,001)       $ (5,274,281)       $ (3,306,214)          $ (10,734,697)
                                           ==================== =================== =================== =======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

    MIST LEGG MASON
PARTNERS AGGRESSIVE    MIST VAN KAMPEN      MIST PIMCO        MIST RCM    MIST T. ROWE PRICE    MIST MFS RESEARCH
             GROWTH     MID CAP GROWTH    TOTAL RETURN      TECHNOLOGY        MID CAP GROWTH        INTERNATIONAL
        SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------- ------------------ --------------- --------------- --------------------- --------------------
               $ 19           $ 28,555     $ 1,801,881       $ 620,224                   $ 2            $ 612,481
---------------------- ------------------ --------------- --------------- --------------------- --------------------
            148,491             30,966         749,270          67,544               241,200              458,752
             26,033              5,158         130,832          11,899                42,946               81,169
---------------------- ------------------ --------------- --------------- --------------------- --------------------
            174,524             36,124         880,102          79,443               284,146              539,921
---------------------- ------------------ --------------- --------------- --------------------- --------------------
           (174,505)            (7,569)        921,779         540,781              (284,144)              72,560
---------------------- ------------------ --------------- --------------- --------------------- --------------------
             85,756            195,142       1,162,361       1,314,268             2,036,088            3,524,696
           (299,511)           (58,990)       (165,101)       (148,177)             (149,531)            (505,812)
---------------------- ------------------ --------------- --------------- --------------------- --------------------
           (213,755)           136,152         997,260       1,166,091             1,886,557            3,018,884
---------------------- ------------------ --------------- --------------- --------------------- --------------------
         (4,585,129)        (1,443,177)     (2,740,538)     (4,507,400)          (10,194,751)         (20,816,929)
---------------------- ------------------ --------------- --------------- --------------------- --------------------
         (4,798,884)        (1,307,025)     (1,743,278)     (3,341,309)           (8,308,194)         (17,798,045)
---------------------- ------------------ --------------- --------------- --------------------- --------------------
       $ (4,973,389)      $ (1,314,594)     $ (821,499)   $ (2,800,528)         $ (8,592,338)       $ (17,725,485)
====================== ================== =============== =============== ===================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                  MIST HARRIS
                                             MIST LAZARD        MIST MET/AIM          OAKMARK    MIST THIRD AVENUE
                                                 MID CAP    SMALL CAP GROWTH    INTERNATIONAL      SMALL CAP VALUE
                                             SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT
                                         ------------------ ------------------- ---------------- --------------------
INVESTMENT INCOME:
      Dividends                                 $ 89,240                $ --        $ 577,220            $ 200,154
                                         ------------------ ------------------- ---------------- --------------------
EXPENSES:
      Mortality and expense risk
        charges                                  138,880             181,018          492,465              379,665
      Administrative charges                      23,846              32,110           86,669               66,906
                                         ------------------ ------------------- ---------------- --------------------
        Total expenses                           162,726             213,128          579,134              446,571
                                         ------------------ ------------------- ---------------- --------------------
           Net investment income (loss)          (73,486)           (213,128)          (1,914)            (246,417)
                                         ------------------ ------------------- ---------------- --------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                719,874           1,178,104        6,010,179            1,830,539
      Realized gains (losses) on sale of
        investments                             (440,970)           (142,743)      (1,404,733)            (345,184)
                                         ------------------ ------------------- ---------------- --------------------
           Net realized gains (losses)           278,904           1,035,361        4,605,446            1,485,355
                                         ------------------ ------------------- ---------------- --------------------
     Change in unrealized gains (losses)
        on investments                        (4,739,578)         (7,057,055)     (22,668,499)         (10,177,950)
                                         ------------------ ------------------- ---------------- --------------------
     Net realized and unrealized gains
        (losses) on investments               (4,460,674)         (6,021,694)     (18,063,053)          (8,692,595)
                                         ------------------ ------------------- ---------------- --------------------
     Net increase (decrease) in net assets
        resulting from operations           $ (4,534,160)       $ (6,234,822)   $ (18,064,967)        $ (8,939,012)
                                         ================== =================== ================ ====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

         MIST PIMCO
INFLATION PROTECTED    MIST CLARION GLOBAL       MIST TURNER    MIST GOLDMAN SACHS          MIST METLIFE         MIST METLIFE
               BOND            REAL ESTATE    MID CAP GROWTH         MID CAP VALUE    DEFENSIVE STRATEGY    MODERATE STRATEGY
        SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
---------------------- ---------------------- ----------------- --------------------- --------------------- --------------------
        $ 1,152,084              $ 208,417              $ --             $ 129,636             $ 861,134          $ 2,214,086
---------------------- ---------------------- ----------------- --------------------- --------------------- --------------------
            485,433                181,616            95,127               237,880               959,481            1,812,802
             85,396                 31,335            16,767                41,853               165,106              322,415
---------------------- ---------------------- ----------------- --------------------- --------------------- --------------------
            570,829                212,951           111,894               279,733             1,124,587            2,135,217
---------------------- ---------------------- ----------------- --------------------- --------------------- --------------------
            581,255                 (4,534)         (111,894)             (150,097)             (263,453)              78,869
---------------------- ---------------------- ----------------- --------------------- --------------------- --------------------
             63,671              1,229,460           620,572             1,402,873             1,211,220            3,354,266
            (74,483)              (437,739)          (49,964)             (481,719)           (1,415,014)          (1,665,141)
---------------------- ---------------------- ----------------- --------------------- --------------------- --------------------
            (10,812)               791,721           570,608               921,154              (203,794)           1,689,125
---------------------- ---------------------- ----------------- --------------------- --------------------- --------------------
         (4,084,978)            (7,245,632)       (4,626,453)           (7,739,089)          (15,883,244)         (42,671,761)
---------------------- ---------------------- ----------------- --------------------- --------------------- --------------------
         (4,095,790)            (6,453,911)       (4,055,845)           (6,817,935)          (16,087,038)         (40,982,636)
---------------------- ---------------------- ----------------- --------------------- --------------------- --------------------
       $ (3,514,535)          $ (6,458,445)     $ (4,167,739)         $ (6,968,032)        $ (16,350,491)       $ (40,903,767)
====================== ====================== ================= ===================== ===================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                MIST METLIFE       MIST METLIFE           MIST METLIFE      MIST SSGA
                                           BALANCED STRATEGY    GROWTH STRATEGY    AGGRESSIVE STRATEGY     GROWTH ETF
                                                 SUB-ACCOUNT        SUB-ACCOUNT            SUB-ACCOUNT    SUB-ACCOUNT
                                           -------------------- ------------------ ---------------------- --------------
INVESTMENT INCOME:
      Dividends                                 $ 13,536,735       $ 12,364,632            $ 2,342,255       $ 26,709
                                           -------------------- ------------------ ---------------------- --------------
EXPENSES:
      Mortality and expense risk
        charges                                    3,953,412          4,878,425                893,756         21,331
      Administrative charges                         700,858            859,081                158,060          4,349
                                           -------------------- ------------------ ---------------------- --------------
        Total expenses                             4,654,270          5,737,506              1,051,816         25,680
                                           -------------------- ------------------ ---------------------- --------------
           Net investment income (loss) .          8,882,465          6,627,126              1,290,439          1,029
                                           -------------------- ------------------ ---------------------- --------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                 18,408,818         24,295,072              7,950,838         40,120
      Realized gains (losses) on sale of
        investments                               (4,021,144)        (3,668,973)            (2,841,069)         3,271
                                           -------------------- ------------------ ---------------------- --------------
           Net realized gains (losses)            14,387,674         20,626,099              5,109,769         43,391
                                           -------------------- ------------------ ---------------------- --------------
     Change in unrealized gains (losses)
        on investments                          (132,223,804)      (189,095,122)           (38,600,357)      (739,544)
                                           -------------------- ------------------ ---------------------- --------------
     Net realized and unrealized gains
        (losses) on investments                 (117,836,130)      (168,469,023)           (33,490,588)      (696,153)
                                           -------------------- ------------------ ---------------------- --------------
     Net increase (decrease) in net assets
        resulting from operations             $ (108,953,665)    $ (161,841,897)         $ (32,200,149)    $ (695,124)
                                           ==================== ================== ====================== ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

MIST SSGA GROWTH    MIST VAN KAMPEN    MIST LEGG MASON    MIST MFS EMERGING    MIST LOOMIS SAYLES            MIST MET/AIM
  AND INCOME ETF           COMSTOCK       VALUE EQUITY       MARKETS EQUITY        GLOBAL MARKETS    CAPITAL APPRECIATION
     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
------------------- ------------------ ------------------ -------------------- --------------------- -----------------------
        $ 26,836          $ 198,623            $ 1,180            $ 120,823             $ 455,866                 $ 6,242
------------------- ------------------ ------------------ -------------------- --------------------- -----------------------
          18,100            168,811             92,201              185,184               137,891                   4,982
           3,626             29,183             16,446               32,607                23,958                     813
------------------- ------------------ ------------------ -------------------- --------------------- -----------------------
          21,726            197,994            108,647              217,791               161,849                   5,795
------------------- ------------------ ------------------ -------------------- --------------------- -----------------------
           5,110                629           (107,467)             (96,968)              294,017                     447
------------------- ------------------ ------------------ -------------------- --------------------- -----------------------
          33,351            438,147            288,724              878,598               598,367                      --
          (3,264)          (448,617)          (523,554)            (509,380)             (285,809)                (38,329)
------------------- ------------------ ------------------ -------------------- --------------------- -----------------------
          30,087            (10,470)          (234,830)             369,218               312,558                 (38,329)
------------------- ------------------ ------------------ -------------------- --------------------- -----------------------
        (463,619)        (5,243,379)        (4,790,088)         (11,737,314)           (5,309,733)               (142,053)
------------------- ------------------ ------------------ -------------------- --------------------- -----------------------
        (433,532)        (5,253,849)        (5,024,918)         (11,368,096)           (4,997,175)               (180,382)
------------------- ------------------ ------------------ -------------------- --------------------- -----------------------
      $ (428,422)      $ (5,253,220)      $ (5,132,385)       $ (11,465,064)         $ (4,703,158)             $ (179,935)
=================== ================== ================== ==================== ===================== =======================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             MIST BLACKROCK                                                 MIST PIONEER
                                                 HIGH YIELD    MIST JANUS FORTY    MIST PIONEER FUND    STRATEGIC INCOME
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                         --------------------- ------------------- -------------------- -------------------
INVESTMENT INCOME:
      Dividends                                    $ 71,315            $ 89,799              $ 7,773           $ 559,783
                                         --------------------- ------------------- -------------------- -------------------
EXPENSES:
      Mortality and expense risk
        charges                                      18,744              30,058               10,675             120,119
      Administrative charges                          3,056               5,015                1,882              22,003
                                         --------------------- ------------------- -------------------- -------------------
        Total expenses                               21,800              35,073               12,557             142,122
                                         --------------------- ------------------- -------------------- -------------------
           Net investment income (loss)              49,515              54,726               (4,784)            417,661
                                         --------------------- ------------------- -------------------- -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        --              38,865                   --                  --
      Realized gains (losses) on sale of
        investments                                 (75,635)            (45,530)             (34,016)            (78,749)
                                         --------------------- ------------------- -------------------- -------------------
           Net realized gains (losses)              (75,635)             (6,665)             (34,016)            (78,749)
                                         --------------------- ------------------- -------------------- -------------------
     Change in unrealized gains (losses)
        on investments                             (389,880)         (1,249,873)            (255,363)         (1,514,771)
                                         --------------------- ------------------- -------------------- -------------------
     Net realized and unrealized gains
        (losses) on investments                    (465,515)         (1,256,538)            (289,379)         (1,593,520)
                                         --------------------- ------------------- -------------------- -------------------
     Net increase (decrease) in net assets
        resulting from operations                $ (416,000)       $ (1,201,812)          $ (294,163)       $ (1,175,859)
                                         ===================== =================== ==================== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                           MIST AMERICAN
    MIST DREMAN    MIST BLACKROCK        MIST RAINIER     FUNDS BALANCED      MIST AMERICAN      MIST AMERICAN
SMALL CAP VALUE    LARGE CAP CORE    LARGE CAP EQUITY         ALLOCATION         FUNDS BOND       FUNDS GROWTH
    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)    SUB-ACCOUNT (A)
------------------ ----------------- ------------------- ------------------ ------------------ ------------------
       $ 25,392           $ 2,284                $ --          $ 869,986          $ 133,027          $ 195,371
------------------ ----------------- ------------------- ------------------ ------------------ ------------------
         52,043             6,796              36,388            102,383             10,179             21,971
          8,669             1,123               6,136             18,622              1,812              3,955
------------------ ----------------- ------------------- ------------------ ------------------ ------------------
         60,712             7,919              42,524            121,005             11,991             25,926
------------------ ----------------- ------------------- ------------------ ------------------ ------------------
        (35,320)           (5,635)            (42,524)           748,981            121,036            169,445
------------------ ----------------- ------------------- ------------------ ------------------ ------------------
         95,385            18,288              31,899              1,357                 --                 --
       (127,651)          (28,088)            (84,145)           (43,105)            (7,997)           (75,208)
------------------ ----------------- ------------------- ------------------ ------------------ ------------------
        (32,266)           (9,800)            (52,246)           (41,748)            (7,997)           (75,208)
------------------ ----------------- ------------------- ------------------ ------------------ ------------------
     (1,023,669)         (200,759)         (1,193,030)        (4,976,852)          (233,176)        (1,716,779)
------------------ ----------------- ------------------- ------------------ ------------------ ------------------
     (1,055,935)         (210,559)         (1,245,276)        (5,018,600)          (241,173)        (1,791,987)
------------------ ----------------- ------------------- ------------------ ------------------ ------------------
   $ (1,091,255)       $ (216,194)       $ (1,287,800)      $ (4,269,619)        $ (120,137)      $ (1,622,542)
================== ================= =================== ================== ================== ==================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                               MIST AMERICAN                             MIST AMERICAN
                                                FUNDS GROWTH          MIST AMERICAN     FUNDS MODERATE    MIST MET/TEMPLETON
                                                  ALLOCATION    FUNDS INTERNATIONAL         ALLOCATION                GROWTH
                                             SUB-ACCOUNT (A)        SUB-ACCOUNT (A)    SUB-ACCOUNT (A)       SUB-ACCOUNT (A)
                                         ---------------------- ---------------------- ------------------ ---------------------
INVESTMENT INCOME:
      Dividends                                  $ 1,049,666              $ 211,129          $ 434,604                  $ 68
                                         ---------------------- ---------------------- ------------------ ---------------------
EXPENSES:
      Mortality and expense risk
        charges                                       98,062                 16,477             43,472                    17
      Administrative charges                          17,420                  2,872              7,746                     6
                                         ---------------------- ---------------------- ------------------ ---------------------
        Total expenses                               115,482                 19,349             51,218                    23
                                         ---------------------- ---------------------- ------------------ ---------------------
           Net investment income (loss)              934,184                191,780            383,386                    45
                                         ---------------------- ---------------------- ------------------ ---------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                        444                     68                389                    --
      Realized gains (losses) on sale of
        investments                                 (198,803)                (5,994)           (24,040)                   --
                                         ---------------------- ---------------------- ------------------ ---------------------
           Net realized gains (losses)              (198,359)                (5,926)           (23,651)                   --
                                         ---------------------- ---------------------- ------------------ ---------------------
     Change in unrealized gains (losses)
        on investments                            (5,773,323)            (1,090,666)        (1,540,752)                 (749)
                                         ---------------------- ---------------------- ------------------ ---------------------
     Net realized and unrealized gains
        (losses) on investments                   (5,971,682)            (1,096,592)        (1,564,403)                 (749)
                                         ---------------------- ---------------------- ------------------ ---------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (5,037,498)            $ (904,812)      $ (1,181,017)               $ (704)
                                         ====================== ====================== ================== =====================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                      MIST MET/FRANKLIN
MIST MET/FRANKLIN    TEMPLETON FOUNDING    RUSSELL MULTI-STYLE    RUSSELL AGGRESSIVE
    MUTUAL SHARES              STRATEGY                 EQUITY                EQUITY    RUSSELL NON-U.S.    RUSSELL CORE BOND
  SUB-ACCOUNT (A)       SUB-ACCOUNT (A)            SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-------------------- --------------------- ---------------------- --------------------- ------------------- --------------------
         $ 22,400             $ 138,776                $ 1,884                 $ 144                $ --              $ 7,770
-------------------- --------------------- ---------------------- --------------------- ------------------- --------------------
            3,697                29,118                  1,434                   263                 315                2,311
              664                 5,321                    171                    30                  37                  276
-------------------- --------------------- ---------------------- --------------------- ------------------- --------------------
            4,361                34,439                  1,605                   293                 352                2,587
-------------------- --------------------- ---------------------- --------------------- ------------------- --------------------
           18,039               104,337                    279                  (149)               (352)               5,183
-------------------- --------------------- ---------------------- --------------------- ------------------- --------------------
               --                    --                  1,544                     7                 237                2,478
           (3,874)              (29,404)                11,283                (2,077)                (16)             (11,830)
-------------------- --------------------- ---------------------- --------------------- ------------------- --------------------
           (3,874)              (29,404)                12,827                (2,070)                221               (9,352)
-------------------- --------------------- ---------------------- --------------------- ------------------- --------------------
         (191,120)           (1,286,332)               (55,244)               (4,794)            (13,370)              (6,881)
-------------------- --------------------- ---------------------- --------------------- ------------------- --------------------
         (194,994)           (1,315,736)               (42,417)               (6,864)            (13,149)             (16,233)
-------------------- --------------------- ---------------------- --------------------- ------------------- --------------------
       $ (176,955)         $ (1,211,399)             $ (42,138)             $ (7,013)          $ (13,501)           $ (11,050)
==================== ===================== ====================== ===================== =================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           RUSSELL REAL ESTATE                AIM V.I.    AIM V.I. GLOBAL    PUTNAM VT GROWTH
                                                    SECURITIES    INTERNATIONAL GROWTH        REAL ESTATE          AND INCOME
                                                   SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                           ---------------------- ----------------------- ------------------ -------------------
INVESTMENT INCOME:
      Dividends                                          $ 818                 $ 5,671            $ 8,244             $ 3,434
                                           ---------------------- ----------------------- ------------------ -------------------
EXPENSES:
      Mortality and expense risk
        charges                                            524                   7,938                259               1,673
      Administrative charges                                62                   1,706                 57                 217
                                           ---------------------- ----------------------- ------------------ -------------------
        Total expenses                                     586                   9,644                316               1,890
                                           ---------------------- ----------------------- ------------------ -------------------
           Net investment income (loss) .                  232                  (3,973)             7,928               1,544
                                           ---------------------- ----------------------- ------------------ -------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                           --                  16,349             12,854              25,221
      Realized gains (losses) on sale of
        investments                                      5,011                 (36,355)              (892)             (1,026)
                                           ---------------------- ----------------------- ------------------ -------------------
           Net realized gains (losses)                   5,011                 (20,006)            11,962              24,195
                                           ---------------------- ----------------------- ------------------ -------------------
     Change in unrealized gains (losses)
        on investments                                 (10,523)               (347,447)           (24,936)            (92,042)
                                           ---------------------- ----------------------- ------------------ -------------------
     Net realized and unrealized gains
        (losses) on investments                         (5,512)               (367,453)           (12,974)            (67,847)
                                           ---------------------- ----------------------- ------------------ -------------------
     Net increase (decrease) in net assets
        resulting from operations                     $ (5,280)             $ (371,426)          $ (5,046)          $ (66,303)
                                           ====================== ======================= ================== ===================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                  FTVIPT TEMPLETON
PUTNAM VT EQUITY                         FTVIPT TEMPLETON     FTVIPT TEMPLETON       GLOBAL INCOME        FTVIPT MUTUAL
          INCOME    PUTNAM VT VISTA    FOREIGN SECURITIES    GROWTH SECURITIES          SECURITIES    SHARES SECURITIES
     SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------- ------------------ --------------------- -------------------- ------------------- --------------------
         $ 1,534               $ --             $ 350,360             $ 16,996             $ 9,439             $ 67,300
------------------- ------------------ --------------------- -------------------- ------------------- --------------------
             592              1,789               217,425               12,262               3,336               27,014
             218                214                36,814                2,345                 743                5,144
------------------- ------------------ --------------------- -------------------- ------------------- --------------------
             810              2,003               254,239               14,607               4,079               32,158
------------------- ------------------ --------------------- -------------------- ------------------- --------------------
             724             (2,003)               96,121                2,389               5,360               35,142
------------------- ------------------ --------------------- -------------------- ------------------- --------------------
           3,676                 --             1,432,639               66,975                  --               95,724
            (157)           (11,147)             (541,717)             (48,901)             (3,305)            (156,016)
------------------- ------------------ --------------------- -------------------- ------------------- --------------------
           3,519            (11,147)              890,922               18,074              (3,305)             (60,292)
------------------- ------------------ --------------------- -------------------- ------------------- --------------------
         (38,735)           (60,591)           (8,618,906)            (535,664)             10,503             (913,459)
------------------- ------------------ --------------------- -------------------- ------------------- --------------------
         (35,216)           (71,738)           (7,727,984)            (517,590)              7,198             (973,751)
------------------- ------------------ --------------------- -------------------- ------------------- --------------------
       $ (34,492)         $ (73,741)         $ (7,631,863)          $ (515,201)           $ 12,558           $ (938,609)
=================== ================== ===================== ==================== =================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                  FTVIPT FRANKLIN
                                               FTVIPT FRANKLIN    SMALL CAP VALUE     FIDELITY VIP
                                             INCOME SECURITIES         SECURITIES    EQUITY-INCOME    FIDELITY VIP MID CAP
                                                   SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT             SUB-ACCOUNT
                                         ------------------------ ------------------ ---------------- -----------------------
INVESTMENT INCOME:
      Dividends                                      $ 901,188            $ 1,160          $ 1,113                 $ 3,910
                                         ------------------------ ------------------ ---------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                        235,035                962              542                  19,028
      Administrative charges                            41,669                260              114                   3,636
                                         ------------------------ ------------------ ---------------- -----------------------
        Total expenses                                 276,704              1,222              656                  22,664
                                         ------------------------ ------------------ ---------------- -----------------------
           Net investment income (loss)                624,484                (62)             457                 (18,754)
                                         ------------------------ ------------------ ---------------- -----------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                      377,348              8,037               49                 197,098
      Realized gains (losses) on sale of
        investments                                   (382,151)              (958)            (153)                (53,737)
                                         ------------------------ ------------------ ---------------- -----------------------
           Net realized gains (losses)                  (4,803)             7,079             (104)                143,361
                                         ------------------------ ------------------ ---------------- -----------------------
     Change in unrealized gains (losses)
        on investments                              (6,661,479)           (55,532)         (25,611)               (857,241)
                                         ------------------------ ------------------ ---------------- -----------------------
     Net realized and unrealized gains
        (losses) on investments                     (6,666,282)           (48,453)         (25,715)               (713,880)
                                         ------------------------ ------------------ ---------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations                 $ (6,041,798)         $ (48,515)       $ (25,258)             $ (732,634)
                                         ======================== ================== ================ =======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

FIDELITY VIP    MSF METLIFE STOCK        MSF JULIUS BAER    MSF BLACKROCK    MSF BLACKROCK     MSF DAVIS
  CONTRAFUND                INDEX    INTERNATIONAL STOCK      BOND INCOME     MONEY MARKET VENTURE VALUE
 SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
--------------- -------------------- ---------------------- ---------------- ------------- ----------------
   $ 130,887            $ 334,260               $ 14,607        $ 238,229        $ 933,595     $ 606,215
--------------- -------------------- ---------------------- ---------------- ------------- ----------------
     197,536              277,945                  6,136           76,585          535,059       736,774
      34,042               50,001                  1,225           12,642           94,553       130,233
--------------- -------------------- ---------------------- ---------------- ------------- ----------------
     231,578              327,946                  7,361           89,227          629,612       867,007
--------------- -------------------- ---------------------- ---------------- ------------- ----------------
    (100,691)               6,314                  7,246          149,002          303,983      (260,792)
--------------- -------------------- ---------------------- ---------------- ------------- ----------------
     367,619              843,084                 62,341               --               --       289,784
    (350,235)            (373,628)               (62,566)         (62,976)              --       (48,775)
--------------- -------------------- ---------------------- ---------------- ------------- ----------------
      17,384              469,456                   (225)         (62,976)              --       241,009
--------------- -------------------- ---------------------- ---------------- ------------- ----------------
  (7,299,121)          (9,844,526)              (290,094)        (388,226)              --   (25,746,746)
--------------- -------------------- ---------------------- ---------------- ------------- ----------------
  (7,281,737)          (9,375,070)              (290,319)        (451,202)              --   (25,505,737)
--------------- -------------------- ---------------------- ---------------- ------------- ----------------
$ (7,382,428)        $ (9,368,756)            $ (283,073)      $ (302,200)       $ 303,983 $ (25,766,529)
=============== ==================== ====================== ================ ============= ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                MSF HARRIS
                                                   OAKMARK    MSF JENNISON         MSF MFS             MSF CAPITAL
                                             FOCUSED VALUE          GROWTH    TOTAL RETURN    GUARDIAN U.S. EQUITY
                                               SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT             SUB-ACCOUNT
                                         -------------------- --------------- --------------- -----------------------
INVESTMENT INCOME:
      Dividends                                    $ 5,455       $ 402,275       $ 280,673                 $ 5,916
                                         -------------------- --------------- --------------- -----------------------
EXPENSES:
      Mortality and expense risk
        charges                                    197,119         265,577         117,894                   7,892
      Administrative charges                        34,585          47,171          20,448                   1,483
                                         -------------------- --------------- --------------- -----------------------
        Total expenses                             231,704         312,748         138,342                   9,375
                                         -------------------- --------------- --------------- -----------------------
           Net investment income (loss)           (226,249)         89,527         142,331                  (3,459)
                                         -------------------- --------------- --------------- -----------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                1,663,674       1,571,790         644,585                  89,020
      Realized gains (losses) on sale of
        investments                               (581,142)       (197,404)       (344,114)                 (4,152)
                                         -------------------- --------------- --------------- -----------------------
           Net realized gains (losses)           1,082,532       1,374,386         300,471                  84,868
                                         -------------------- --------------- --------------- -----------------------
     Change in unrealized gains (losses)
        on investments                          (8,900,950)     (9,984,601)     (2,587,591)               (406,368)
                                         -------------------- --------------- --------------- -----------------------
     Net realized and unrealized gains
        (losses) on investments                 (7,818,418)     (8,610,215)     (2,287,120)               (321,500)
                                         -------------------- --------------- --------------- -----------------------
     Net increase (decrease) in net assets
        resulting from operations             $ (8,044,667)   $ (8,520,688)   $ (2,144,789)             $ (324,959)
                                         ==================== =============== =============== =======================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MSF WESTERN ASSET    MSF WESTERN ASSET                                                 MSF FRANKLIN
MANAGEMENT STRATEGIC           MANAGEMENT    MSF T. ROWE PRICE    MSF T. ROWE PRICE    TEMPLETON SMALL      MSF BLACKROCK
  BOND OPPORTUNITIES      U.S. GOVERNMENT     SMALL CAP GROWTH     LARGE CAP GROWTH         CAP GROWTH    STRATEGIC VALUE
         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
----------------------- -------------------- -------------------- -------------------- ------------------ ------------------
             $ 1,267            $ 289,090                 $ --              $ 2,796               $ --               $ 43
----------------------- -------------------- -------------------- -------------------- ------------------ ------------------
                 367              128,395                2,885               10,857              2,637                218
                  61               22,468                  505                2,235                541                 45
----------------------- -------------------- -------------------- -------------------- ------------------ ------------------
                 428              150,863                3,390               13,092              3,178                263
----------------------- -------------------- -------------------- -------------------- ------------------ ------------------
                 839              138,227               (3,390)             (10,296)            (3,178)              (220)
----------------------- -------------------- -------------------- -------------------- ------------------ ------------------
                 200                   --               15,249               51,814             22,906              1,928
                (553)             (59,495)             (14,559)             (61,355)            (5,209)              (359)
----------------------- -------------------- -------------------- -------------------- ------------------ ------------------
                (353)             (59,495)                 690               (9,541)            17,697              1,569
----------------------- -------------------- -------------------- -------------------- ------------------ ------------------
              (5,500)            (232,030)            (139,267)            (470,020)          (130,252)           (10,209)
----------------------- -------------------- -------------------- -------------------- ------------------ ------------------
              (5,853)            (291,525)            (138,577)            (479,561)          (112,555)            (8,640)
----------------------- -------------------- -------------------- -------------------- ------------------ ------------------
            $ (5,014)          $ (153,298)          $ (141,967)          $ (489,857)        $ (115,733)          $ (8,860)
======================= ==================== ==================== ==================== ================== ==================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                           MSF OPPENHEIMER                        MSF FI VALUE              MSF METLIFE
                                             GLOBAL EQUITY    MSF FI LARGE CAP         LEADERS    AGGRESSIVE ALLOCATION
                                               SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT              SUB-ACCOUNT
                                           ------------------ ------------------- --------------- ------------------------
INVESTMENT INCOME:
      Dividends                                    $ 5,795                $ --         $ 4,875                  $ 7,725
                                           ------------------ ------------------- --------------- ------------------------
EXPENSES:
      Mortality and expense risk
        charges                                      4,429               5,515           4,124                   21,533
      Administrative charges                           822                 906             714                    3,734
                                           ------------------ ------------------- --------------- ------------------------
        Total expenses                               5,251               6,421           4,838                   25,267
                                           ------------------ ------------------- --------------- ------------------------
           Net investment income (loss) .              544              (6,421)             37                  (17,542)
                                           ------------------ ------------------- --------------- ------------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                   11,677                  --          28,342                   45,329
      Realized gains (losses) on sale of
        investments                                 (1,537)            (26,493)        (13,301)                 (13,823)
                                           ------------------ ------------------- --------------- ------------------------
           Net realized gains (losses)              10,140             (26,493)         15,041                   31,506
                                           ------------------ ------------------- --------------- ------------------------
     Change in unrealized gains (losses)
        on investments                            (181,735)           (175,315)       (155,994)                (761,870)
                                           ------------------ ------------------- --------------- ------------------------
     Net realized and unrealized gains
        (losses) on investments                   (171,595)           (201,808)       (140,953)                (730,364)
                                           ------------------ ------------------- --------------- ------------------------
     Net increase (decrease) in net assets
        resulting from operations               $ (171,051)         $ (208,229)     $ (140,916)              $ (747,906)
                                           ================== =================== =============== ========================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                                        MSF
 MSF METLIFE            MSF METLIFE                                     MSF METLIFE                         MET/DIMENSIONAL
CONSERVATIVE        CONSERVATIVE TO            MSF METLIFE              MODERATE TO                     INTERNATIONAL SMALL
  ALLOCATION    MODERATE ALLOCATION    MODERATE ALLOCATION    AGGRESSIVE ALLOCATION    MSF MFS VALUE                COMPANY
 SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT (B)
--------------- ---------------------- ---------------------- ------------------------ ---------------- ----------------------
     $ 9,557               $ 13,125               $ 68,018                 $ 30,472         $ 33,056                   $ --
--------------- ---------------------- ---------------------- ------------------------ ---------------- ----------------------
      14,218                 21,359                137,078                   88,374           27,654                     19
       2,532                  3,623                 23,534                   14,767            4,669                      4
--------------- ---------------------- ---------------------- ------------------------ ---------------- --- ------------------
      16,750                 24,982                160,612                  103,141           32,323                     23
--------------- ---------------------- ---------------------- ------------------------ ---------------- --- ------------------
      (7,193)               (11,857)               (92,594)                 (72,669)             733                    (23)
--------------- ---------------------- ---------------------- ------------------------ ---------------- --- ------------------
       8,769                 14,038                112,030                   83,798          131,145                     --
     (40,859)               (21,018)              (129,080)                (191,638)         (44,841)                     4
--------------- ---------------------- ---------------------- ------------------------ ---------------- --- ------------------
     (32,090)                (6,980)               (17,050)                (107,840)          86,304                      4
--------------- ---------------------- ---------------------- ------------------------ ---------------- --- ------------------
    (165,156)              (396,561)            (3,229,950)              (2,693,306)        (854,011)                 2,935
--------------- ---------------------- ---------------------- ------------------------ ---------------- --- ------------------
    (197,246)              (403,541)            (3,247,000)              (2,801,146)        (767,707)                 2,939
--------------- ---------------------- ---------------------- ------------------------ ---------------- --- ------------------
  $ (204,439)            $ (415,398)          $ (3,339,594)            $ (2,873,815)      $ (766,974)               $ 2,916
=============== ====================== ====================== ======================== ================ ======================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                               PIMCO VIT       PIMCO VIT      PIONEER VCT     AMERICAN FUNDS
                                              HIGH YIELD    LOW DURATION    MID CAP VALUE               BOND
                                             SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT (A)
                                         ------------------ --------------- ---------------- ------------------
INVESTMENT INCOME:
      Dividends                                  $ 9,078         $ 5,326          $ 7,714           $ 82,925
                                         ------------------ --------------- ---------------- ------------------
EXPENSES:
      Mortality and expense risk
        charges                                    1,395           1,562           11,483              7,788
      Administrative charges                         287             299            2,179              1,816
                                         ------------------ --------------- ---------------- ------------------
        Total expenses                             1,682           1,861           13,662              9,604
                                         ------------------ --------------- ---------------- ------------------
           Net investment income (loss)            7,396           3,465           (5,948)            73,321
                                         ------------------ --------------- ---------------- ------------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                    304           2,592           70,054              1,519
      Realized gains (losses) on sale of
        investments                               (1,455)             13          (44,006)            (6,923)
                                         ------------------ --------------- ---------------- ------------------
           Net realized gains (losses)            (1,151)          2,605           26,048             (5,404)
                                         ------------------ --------------- ---------------- ------------------
     Change in unrealized gains (losses)
        on investments                           (36,811)         (8,205)        (385,019)          (174,330)
                                         ------------------ --------------- ---------------- ------------------
     Net realized and unrealized gains
        (losses) on investments                  (37,962)         (5,600)        (358,971)          (179,734)
                                         ------------------ --------------- ---------------- ------------------
     Net increase (decrease) in net assets
        resulting from operations              $ (30,566)       $ (2,135)      $ (364,919)        $ (106,413)
                                         ================== =============== ================ ==================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                      AMERICAN FUNDS
AMERICAN FUNDS    AMERICAN FUNDS    AMERICAN FUNDS      GLOBAL SMALL    UIF EQUITY AND    UIF U.S. MID CAP
 GLOBAL GROWTH     GROWTH-INCOME            GROWTH    CAPITALIZATION            INCOME               VALUE
   SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
----------------- ----------------- ----------------- ----------------- ----------------- -------------------
     $ 364,517         $ 368,602         $ 262,700              $ --         $ 117,182               $ 808
----------------- ----------------- ----------------- ----------------- ----------------- -------------------
       257,737           278,209           396,370             3,053            62,472               1,024
        44,258            47,894            68,436               707            11,758                 232
----------------- ----------------- ----------------- ----------------- ----------------- -------------------
       301,995           326,103           464,806             3,760            74,230               1,256
----------------- ----------------- ----------------- ----------------- ----------------- -------------------
        62,522            42,499          (202,106)           (3,760)           42,952                (448)
----------------- ----------------- ----------------- ----------------- ----------------- -------------------
     1,527,607         1,270,493         3,139,854            41,363           157,712              33,899
      (361,640)         (401,951)         (450,054)          (45,194)         (140,625)             (2,273)
----------------- ----------------- ----------------- ----------------- ----------------- -------------------
     1,165,967           868,542         2,689,800            (3,831)           17,087              31,626
----------------- ----------------- ----------------- ----------------- ----------------- -------------------
    (9,948,155)      (10,056,252)      (18,301,543)         (256,357)       (1,325,748)            (91,595)
----------------- ----------------- ----------------- ----------------- ----------------- -------------------
    (8,782,188)       (9,187,710)      (15,611,743)         (260,188)       (1,308,661)            (59,969)
----------------- ----------------- ----------------- ----------------- ----------------- -------------------
  $ (8,719,666)     $ (9,145,211)    $ (15,813,849)       $ (263,948)     $ (1,265,709)          $ (60,417)
================= ================= ================= ================= ================= ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                UIF U.S.    VAN KAMPEN LIT       VAN KAMPEN LIT    LMPVET SMALL
                                             REAL ESTATE          COMSTOCK    GROWTH AND INCOME      CAP GROWTH
                                             SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------------ ----------------- -------------------- ---------------
INVESTMENT INCOME:
      Dividends                                 $ 78,851          $ 36,857             $ 28,649            $ --
                                         ------------------ ----------------- -------------------- ---------------
EXPENSES:
      Mortality and expense risk
        charges                                   30,058            23,809               23,816          18,711
      Administrative charges                       5,644             4,505                4,750           3,221
                                         ------------------ ----------------- -------------------- ---------------
        Total expenses                            35,702            28,314               28,566          21,932
                                         ------------------ ----------------- -------------------- ---------------
           Net investment income (loss)           43,149             8,543                   83         (21,932)
                                         ------------------ ----------------- -------------------- ---------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                864,786            90,521               55,664          45,524
      Realized gains (losses) on sale of
        investments                             (193,709)          (73,708)             (60,616)        (52,181)
                                         ------------------ ----------------- -------------------- ---------------
           Net realized gains (losses)           671,077            16,813               (4,952)         (6,657)
                                         ------------------ ----------------- -------------------- ---------------
     Change in unrealized gains (losses)
        on investments                        (1,709,821)         (834,595)            (758,535)       (582,380)
                                         ------------------ ----------------- -------------------- ---------------
     Net realized and unrealized gains
        (losses) on investments               (1,038,744)         (817,782)            (763,487)       (589,037)
                                         ------------------ ----------------- -------------------- ---------------
     Net increase (decrease) in net assets
        resulting from operations             $ (995,595)       $ (809,239)          $ (763,404)     $ (610,969)
                                         ================== ================= ==================== ===============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                    LMPVET EQUITY               LMPVET          LMPVET    LMPVET AGGRESSIVE    LMPVET LARGE
LMPVET INVESTORS            INDEX    FUNDAMENTAL VALUE    APPRECIATION               GROWTH      CAP GROWTH
     SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT     SUB-ACCOUNT
------------------- ---------------- -------------------- --------------- -------------------- ---------------
        $ 15,277         $ 83,242             $ 90,196        $ 72,599                 $ --         $ 1,164
------------------- ---------------- -------------------- --------------- -------------------- ---------------
           9,625          109,985               67,409          65,727              131,132           5,912
           1,644           10,543               12,275          12,106               23,161           1,017
------------------- ---------------- -------------------- --------------- -------------------- ---------------
          11,269          120,528               79,684          77,833              154,293           6,929
------------------- ---------------- -------------------- --------------- -------------------- ---------------
           4,008          (37,286)              10,512          (5,234)            (154,293)         (5,765)
------------------- ---------------- -------------------- --------------- -------------------- ---------------
          25,945           97,498                3,755         187,488                   --              --
          (5,407)        (130,706)            (133,405)       (100,085)            (221,919)        (10,073)
------------------- ---------------- -------------------- --------------- -------------------- ---------------
          20,538          (33,208)            (129,650)         87,403             (221,919)        (10,073)
------------------- ---------------- -------------------- --------------- -------------------- ---------------
        (394,174)      (1,891,887)          (2,090,604)     (1,814,674)          (4,313,318)       (168,406)
------------------- ---------------- -------------------- --------------- -------------------- ---------------
        (373,636)      (1,925,095)          (2,220,254)     (1,727,271)          (4,535,237)       (178,479)
------------------- ---------------- -------------------- --------------- -------------------- ---------------
      $ (369,628)    $ (1,962,381)        $ (2,209,742)   $ (1,732,505)        $ (4,689,530)     $ (184,244)
=================== ================ ==================== =============== ==================== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                             LMPVET SOCIAL    LMPVET CAPITAL                             LMPVET
                                                 AWARENESS        AND INCOME    LMPVET CAPITAL    GLOBAL EQUITY
                                               SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                                         -------------------- ----------------- ----------------- ----------------
INVESTMENT INCOME:
      Dividends                                      $ 183          $ 67,722             $ 556          $ 1,123
                                         -------------------- ----------------- ----------------- ----------------
EXPENSES:
      Mortality and expense risk
        charges                                         67            95,816            16,505           21,316
      Administrative charges                            12            16,317             2,778            3,667
                                         -------------------- ----------------- ----------------- ----------------
        Total expenses                                  79           112,133            19,283           24,983
                                         -------------------- ----------------- ----------------- ----------------
           Net investment income (loss)                104           (44,411)          (18,727)         (23,860)
                                         -------------------- ----------------- ----------------- ----------------
NET REALIZED AND UNREALIZED
  GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                       --           143,449           273,961          203,873
      Realized gains (losses) on sale of
        investments                                 30,248         (425,404)         (126,529)         (36,029)
                                         -------------------- ----------------- ----------------- ----------------
           Net realized gains (losses)              30,248         (281,955)          147,432          167,844
                                         -------------------- ----------------- ----------------- ----------------
     Change in unrealized gains (losses)
        on investments                              (3,256)      (2,414,508)         (660,004)        (903,988)
                                         -------------------- ----------------- ----------------- ----------------
     Net realized and unrealized gains
        (losses) on investments                     26,992        (2,696,463)         (512,572)        (736,144)
                                         -------------------- ----------------- ----------------- ----------------
     Net increase (decrease) in net assets
        resulting from operations                 $ 27,096      $ (2,740,874)       $ (531,299)      $ (760,004)
                                         ==================== ================= ================= ================

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

LMPVET DIVIDEND    LMPVET LIFESTYLE    LMPVET LIFESTYLE    LMPVET LIFESTYLE      LMPVIT GLOBAL    LMPVIT ADJUSTABLE
       STRATEGY      ALLOCATION 50%      ALLOCATION 70%      ALLOCATION 85%    HIGH YIELD BOND          RATE INCOME
    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
------------------ ------------------- ------------------- ------------------- ------------------ --------------------
       $ 14,916            $ 27,374             $ 7,821             $ 6,307          $ 436,078             $ 25,015
------------------ ------------------- ------------------- ------------------- ------------------ --------------------
          6,977              10,545               3,870               3,152             52,826                7,019
          1,201               2,040                 701                 591              9,640                1,177
------------------ ------------------- ------------------- ------------------- ------------------ --------------------
          8,178              12,585               4,571               3,743             62,466                8,196
------------------ ------------------- ------------------- ------------------- ------------------ --------------------
          6,738              14,789               3,250               2,564            373,612               16,819
------------------ ------------------- ------------------- ------------------- ------------------ --------------------
             --              28,885                 283               1,567                 --                   --
         (6,900)            (37,879)             (1,152)             (3,936)          (164,115)              (3,919)
------------------ ------------------- ------------------- ------------------- ------------------ --------------------
         (6,900)             (8,994)               (869)             (2,369)          (164,115)              (3,919)
------------------ ------------------- ------------------- ------------------- ------------------ --------------------
       (165,891)           (268,576)           (116,180)           (111,284)        (1,626,173)            (129,999)
------------------ ------------------- ------------------- ------------------- ------------------ --------------------
       (172,791)           (277,570)           (117,049)           (113,653)        (1,790,288)            (133,918)
------------------ ------------------- ------------------- ------------------- ------------------ --------------------
     $ (166,053)         $ (262,781)         $ (113,799)         $ (111,089)      $ (1,416,676)          $ (117,099)
================== =================== =================== =================== ================== ====================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2008

                                                                                   OPPENHEIMER
                                                                      LMPVIT MONEY MAIN STREET
                                                                            MARKET   SMALL CAP
                                                                       SUB-ACCOUNT SUB-ACCOUNT
                                                                      ------------ --------------
INVESTMENT INCOME:
      Dividends                                                          $ 364,475       $ 305
                                                                      ------------ --------------
EXPENSES:
      Mortality and expense risk charges                                   203,459       2,851
      Administrative charges                                                38,014         658
                                                                      ------------ --------------
        Total expenses                                                     241,473       3,509
                                                                      ------------ --------------
           Net investment income (loss)                                    123,002      (3,204)
                                                                      ------------ --------------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
      Realized gain distributions                                               --       6,342
      Realized gains (losses) on sale of investments                            --      (5,031)
                                                                      ------------ --------------
           Net realized gains (losses)                                          --       1,311
                                                                      ------------ --------------
      Change in unrealized gains (losses) on investments                        --    (135,212)
                                                                      ------------ --------------
      Net realized and unrealized gains (losses) on investments                 --    (133,901)
                                                                      ------------ --------------
      Net increase (decrease) in net assets resulting from operations    $ 123,002  $ (137,105)
                                                                      ============ ==============

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                        MIST LORD ABBETT GROWTH                MIST LORD ABBETT              MIST LORD ABBETT
                                                     AND INCOME                  BOND DEBENTURE                 MID CAP VALUE
                                                    SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------- ------------------------------- -----------------------------
                                           2008            2007            2008            2007           2008           2007
                                   --------------- --------------- --------------- --------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ (62,055)     $ (380,821)      $ 647,528       $ 820,024      $ (72,480)     $ (62,602)
  Net realized gains (losses)         2,991,033       2,432,717        (205,696)         88,437        572,659        917,467
  Change in unrealized gains
     (losses) on investments        (21,418,979)     (1,234,572)     (5,716,113)        188,870     (3,806,393)    (1,034,642)
                                   --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (18,490,001)        817,324      (5,274,281)      1,097,331     (3,306,214)      (179,777)
                                   --------------- --------------- --------------- --------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             2,996,877       8,522,026       1,369,809       2,822,479      1,460,418      2,206,893
  Net transfers (including fixed
     account)                          (655,574)        855,803      (1,230,592)      2,346,584        771,837      1,031,778
  Contract charges                     (194,804)       (159,846)       (114,346)        (81,518)       (27,634)       (17,441)
  Transfers for contract benefits
     and terminations                (2,357,288)     (2,964,005)     (1,776,324)     (2,177,229)      (300,483)      (818,824)
                                   --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (210,789)      6,253,978      (1,751,453)      2,910,316      1,904,138      2,402,406
                                   --------------- --------------- --------------- --------------- -------------- --------------
     Net increase (decrease)
       in net assets                (18,700,790)      7,071,302      (7,025,734)      4,007,647     (1,402,076)     2,222,629
NET ASSETS:
  Beginning of period                48,452,860      41,381,558      26,501,097      22,493,450      6,954,577      4,731,948
                                   --------------- --------------- --------------- --------------- -------------- --------------
  End of period                    $ 29,752,070    $ 48,452,860    $ 19,475,363    $ 26,501,097    $ 5,552,501    $ 6,954,577
                                   =============== =============== =============== =============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

            MIST OPPENHEIMER       MIST LEGG MASON PARTNERS               MIST VAN KAMPEN
        CAPITAL APPRECIATION              AGGRESSIVE GROWTH                MID CAP GROWTH         MIST PIMCO TOTAL RETURN
                 SUB-ACCOUNT                    SUB-ACCOUNT                   SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------- ------------------------------ ----------------------------- -------------------------------
        2008            2007           2008            2007           2008           2007            2008            2007
--------------- --------------- -------------- --------------- -------------- -------------- --------------- ---------------
   $ 367,539      $ (398,412)    $ (174,505)     $ (209,373)      $ (7,569)     $ (15,796)      $ 921,779       $ 484,097
   4,795,089       1,971,674       (213,755)      1,303,126        136,152         63,313         997,260         (14,949)
 (15,897,325)      1,191,709     (4,585,129)     (1,018,652)    (1,443,177)        92,855      (2,740,538)      1,733,896
--------------- --------------- -------------- --------------- -------------- -------------- --------------- ---------------
 (10,734,697)      2,764,971     (4,973,389)         75,101     (1,314,594)       140,372        (821,499)      2,203,044
--------------- --------------- -------------- --------------- -------------- -------------- --------------- ---------------
     425,671       2,929,189      1,144,742       1,944,166        811,237      1,233,459      14,068,315      10,436,422
    (758,638)       (987,421)      (282,958)        190,705        348,890        379,377       4,305,285       5,633,088
     (90,452)        (87,223)       (49,704)        (45,093)        (6,644)        (1,138)       (219,817)       (115,256)
  (1,324,687)     (1,952,327)      (677,006)     (1,207,490)      (201,276)       (19,162)     (4,126,484)     (2,518,513)
--------------- --------------- -------------- --------------- -------------- -------------- --------------- ---------------
  (1,748,106)        (97,782)       135,074         882,288        952,207      1,592,536      14,027,299      13,435,741
--------------- --------------- -------------- --------------- -------------- -------------- --------------- ---------------
 (12,482,803)      2,667,189     (4,838,315)        957,389       (362,387)     1,732,908      13,205,800      15,638,785
  24,671,347      22,004,158     12,451,979      11,494,590      2,154,190        421,282      44,128,005      28,489,220
--------------- --------------- -------------- --------------- -------------- -------------- --------------- ---------------
$ 12,188,544    $ 24,671,347    $ 7,613,664    $ 12,451,979    $ 1,791,803    $ 2,154,190    $ 57,333,805    $ 44,128,005
=============== =============== ============== =============== ============== ============== =============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                           MIST T. ROWE PRICE               MIST MFS RESEARCH
                                          MIST RCM TECHNOLOGY                  MID CAP GROWTH                   INTERNATIONAL
                                                  SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------- ------------------------------- -------------------------------
                                          2008           2007            2008            2007            2008            2007
                                   -------------- -------------- --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 540,781      $ (72,140)     $ (284,144)     $ (292,075)       $ 72,560      $ (142,278)
  Net realized gains (losses)        1,166,091        286,781       1,886,557       1,369,680       3,018,884       4,633,174
  Change in unrealized gains
     (losses) on investments        (4,507,400)       916,438     (10,194,751)      1,346,185     (20,816,929)     (1,403,746)
                                   -------------- -------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (2,800,528)     1,131,079      (8,592,338)      2,423,790     (17,725,485)      3,087,150
                                   -------------- -------------- --------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              933,892        736,229       2,868,430       3,734,581       5,430,511       8,342,824
  Net transfers (including fixed
     account)                           76,132        535,907         421,360        (647,348)      3,378,989       2,678,854
  Contract charges                     (22,623)       (17,186)        (83,239)        (65,307)       (155,389)       (102,681)
  Transfers for contract benefits
     and terminations                 (225,548)      (385,855)       (815,964)     (1,017,900)     (1,696,371)     (1,951,656)
                                   -------------- -------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      761,853        869,095       2,390,587       2,004,026       6,957,740       8,967,341
                                   -------------- -------------- --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                (2,038,675)     2,000,174      (6,201,751)      4,427,816     (10,767,745)     12,054,491
NET ASSETS:
  Beginning of period                5,605,992      3,605,818      19,400,219      14,972,403      36,338,022      24,283,531
                                   -------------- -------------- --------------- --------------- --------------- ---------------
  End of period                    $ 3,567,317    $ 5,605,992    $ 13,198,468    $ 19,400,219    $ 25,570,277    $ 36,338,022
                                   ============== ============== =============== =============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                              MIST MET/AIM             MIST HARRIS OAKMARK               MIST THIRD AVENUE
        MIST LAZARD MID CAP               SMALL CAP GROWTH                   INTERNATIONAL                 SMALL CAP VALUE
                SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
------------------------------ ------------------------------ ------------------------------- -------------------------------
       2008            2007           2008            2007            2008            2007            2008            2007
-------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
  $ (73,486)     $ (132,236)    $ (213,128)     $ (238,637)       $ (1,914)     $ (375,598)     $ (246,417)     $ (216,509)
    278,904         852,508      1,035,361         565,731       4,605,446       4,954,944       1,485,355       2,782,360
 (4,739,578)     (1,386,700)    (7,057,055)        816,305     (22,668,499)     (6,044,867)    (10,177,950)     (4,070,205)
-------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
 (4,534,160)       (666,428)    (6,234,822)      1,143,399     (18,064,967)     (1,465,521)     (8,939,012)     (1,504,354)
-------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
  1,677,900       2,710,802      1,384,328       2,569,836       2,904,626       9,800,598       2,867,904       6,126,645
    551,371       2,265,780        566,323        (220,403)     (1,642,898)        305,640      (2,105,443)     (1,175,705)
    (41,815)        (32,273)       (60,527)        (53,647)       (175,163)       (151,158)       (133,821)       (108,575)
   (651,915)     (1,125,340)      (850,100)     (1,189,887)     (1,739,889)     (2,343,680)     (1,269,669)     (1,791,926)
-------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
  1,535,541       3,818,969      1,040,024       1,105,899        (653,324)      7,611,400        (641,029)      3,050,439
-------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
 (2,998,619)      3,152,541     (5,194,798)      2,249,298     (18,718,291)      6,145,879      (9,580,041)      1,546,085
 10,567,455       7,414,914     15,138,596      12,889,298      43,281,131      37,135,252      29,469,993      27,923,908
-------------- --------------- -------------- --------------- --------------- --------------- --------------- ---------------
$ 7,568,836    $ 10,567,455    $ 9,943,798    $ 15,138,596    $ 24,562,840    $ 43,281,131    $ 19,889,952    $ 29,469,993
============== =============== ============== =============== =============== =============== =============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                            MIST PIMCO INFLATION
                                                  PROTECTED BOND    MIST CLARION GLOBAL REAL ESTATE    MIST TURNER MID CAP GROWTH
                                                     SUB-ACCOUNT                        SUB-ACCOUNT                   SUB-ACCOUNT
                                   ------------------------------ ---------------------------------- -----------------------------
                                            2008            2007           2008                2007           2008           2007
                                   -------------- --------------- -------------- ------------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 581,255       $ 106,841       $ (4,534)         $ (107,005)    $ (111,894)    $ (111,015)
  Net realized gains (losses)            (10,812)        (50,295)       791,721           1,777,077        570,608        512,682
  Change in unrealized gains
     (losses) on investments          (4,084,978)      2,223,966     (7,245,632)         (4,108,743)    (4,626,453)       880,847
                                   -------------- --------------- -------------- ------------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations                (3,514,535)      2,280,512     (6,458,445)         (2,438,671)    (4,167,739)     1,282,514
                                   -------------- --------------- -------------- ------------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             10,473,974       4,553,500      1,810,321           4,209,581        530,634      1,316,876
  Net transfers (including fixed
     account)                          1,310,054         634,362        919,252           1,158,998        316,592        642,920
  Contract charges                      (149,318)        (91,954)       (58,192)            (41,309)       (35,133)       (26,311)
  Transfers for contract benefits
     and terminations                 (2,534,957)     (2,286,028)      (741,896)         (1,079,452)      (427,217)      (434,031)
                                   -------------- --------------- -------------- ------------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      9,099,753       2,809,880      1,929,485           4,247,818        384,876      1,499,454
                                   -------------- --------------- -------------- ------------------- -------------- --------------
     Net increase (decrease)
       in net assets                   5,585,218       5,090,392     (4,528,960)          1,809,147     (3,782,863)     2,781,968
NET ASSETS:
  Beginning of period                 28,956,045      23,865,653     13,923,483          12,114,336      8,336,664      5,554,696
                                   -------------- --------------- -------------- ------------------- -------------- --------------
  End of period                     $ 34,541,263    $ 28,956,045    $ 9,394,523        $ 13,923,483    $ 4,553,801    $ 8,336,664
                                   ============== =============== ============== =================== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

          MIST GOLDMAN SACHS
               MID CAP VALUE    MIST METLIFE DEFENSIVE STRATEGY    MIST METLIFE MODERATE STRATEGY    MIST METLIFE BALANCED STRATEGY
                 SUB-ACCOUNT                        SUB-ACCOUNT                       SUB-ACCOUNT                       SUB-ACCOUNT
------------------------------- ---------------------------------- --------------------------------- -------------------------------
        2008            2007            2008               2007             2008             2007             2008             2007
--------------- --------------- --------------- ------------------ ---------------- ---------------- ---------------- --------------
  $ (150,097)     $ (234,516)     $ (263,453)         $ 147,089         $ 78,869        $ 341,047      $ 8,882,465       $ (134,402)
     921,154       2,265,478        (203,794)         2,674,662        1,689,125        4,598,246       14,387,674       10,288,554
  (7,739,089)     (1,933,447)    (15,883,244)          (738,628)     (42,671,761)        (356,804)    (132,223,804)      (3,430,371)
--------------- --------------- --------------- ------------------ ---------------- ---------------- ---------------- --------------
  (6,968,032)         97,515     (16,350,491)         2,083,123      (40,903,767)       4,582,489     (108,953,665)       6,723,781
--------------- --------------- --------------- ------------------ ---------------- ---------------- ---------------- --------------
   1,101,585       5,101,739       9,489,806          7,895,007       25,477,506       21,509,551       39,931,144       69,215,899
  (1,623,005)        (46,022)     28,841,474         11,528,840        2,548,587       17,290,613       (6,563,860)      22,428,891
     (84,062)        (65,984)       (240,914)          (125,113)        (626,449)        (447,303)      (1,433,672)      (1,026,555)
    (967,224)     (1,045,100)     (5,069,835)       (10,684,034)      (6,703,647)      (5,866,737)     (16,036,183)     (11,519,381)
--------------- --------------- --------------- ------------------ ---------------- ---------------- ---------------- --------------
  (1,572,706)      3,944,633      33,020,531          8,614,700       20,695,997       32,486,124       15,897,429       79,098,854
--------------- --------------- --------------- ------------------ ---------------- ---------------- ---------------- --------------
  (8,540,738)      4,042,148      16,670,040         10,697,823      (20,207,770)      37,068,613      (93,056,236)      85,822,635
  19,992,162      15,950,014      53,548,580         42,850,757      135,865,886       98,797,273      316,936,441      231,113,806
--------------- --------------- --------------- ------------------ ---------------- ---------------- ---------------- --------------
$ 11,451,424    $ 19,992,162    $ 70,218,620       $ 53,548,580    $ 115,658,116    $ 135,865,886    $ 223,880,205    $ 316,936,441
=============== =============== =============== ================== ================ ================ ================ ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                    MIST METLIFE GROWTH STRATEGY    MIST METLIFE AGGRESSIVE STRATEGY          MIST SSGA GROWTH ETF
                                                     SUB-ACCOUNT                         SUB-ACCOUNT                   SUB-ACCOUNT
                                  --------------------------------- ----------------------------------- ---------------------------
                                           2008             2007            2008                2007           2008           2007
                                  ---------------- ---------------- --------------- ------------------- -------------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ 6,627,126     $ (1,844,528)    $ 1,290,439          $ (309,320)       $ 1,029      $ (24,689)
  Net realized gains (losses)        20,626,099       15,227,852       5,109,769           4,874,003         43,391          6,431
  Change in unrealized gains
     (losses) on investments       (189,095,122)      (6,220,678)    (38,600,357)         (4,455,535)      (739,544)        70,201
                                  ---------------- ---------------- --------------- ------------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations             (161,841,897)       7,162,646     (32,200,149)            109,148       (695,124)        51,943
                                  ---------------- ---------------- --------------- ------------------- -------------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            58,295,762       92,934,249       6,149,057          25,173,888        220,587         22,464
  Net transfers (including fixed
     account)                       (11,203,389)      26,403,782      (1,048,919)         (1,261,151)       109,090        528,371
  Contract charges                   (1,773,343)      (1,229,957)       (352,044)           (231,978)        (5,111)        (4,634)
  Transfers for contract benefits
     and terminations               (13,749,287)     (11,745,850)     (2,844,035)         (1,454,731)      (133,875)        (3,933)
                                  ---------------- ---------------- --------------- ------------------- -------------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    31,569,743      106,362,224       1,904,059          22,226,028        190,691        542,268
                                  ---------------- ---------------- --------------- ------------------- -------------- ------------
     Net increase (decrease)
       in net assets               (130,272,154)     113,524,870     (30,296,090)         22,335,176       (504,433)       594,211
NET ASSETS:
  Beginning of period               393,211,798      279,686,928      74,631,869          52,296,693      1,967,634      1,373,423
                                  ---------------- ---------------- --------------- ------------------- -------------- ------------
  End of period                   $ 262,939,644    $ 393,211,798    $ 44,335,779        $ 74,631,869    $ 1,463,201    $ 1,967,634
                                  ================ ================ =============== =================== ============== ============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

  MIST SSGA GROWTH AND INCOME                                                                       MIST MFS EMERGING MARKETS
                          ETF         MIST VAN KAMPEN COMSTOCK   MIST LEGG MASON VALUE EQUITY                          EQUITY
                  SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
-----------------------------   ------------------------------   ----------------------------   -----------------------------
       2008             2007           2008            2007           2008             2007             2008            2007
-------------- --------------   -------------- ---------------   -------------- ------------    --------------- -------------
    $ 5,110        $ (21,673)         $ 629       $ (43,792)       $ (107,467)   $ (132,526)       $ (96,968)       $ (70,831)
     30,087            2,766        (10,470)        328,211          (234,830)       69,622          369,218          163,261
   (463,619)          61,285     (5,243,379)       (945,838)       (4,790,088)     (600,631)     (11,737,314)       1,207,024
-------------- --------------   -------------- ---------------   -------------- ------------    --------------- -------------
   (428,422)          42,378     (5,253,220)       (661,419)       (5,132,385)     (663,535)     (11,465,064)       1,299,454
-------------- --------------   -------------- ---------------   -------------- ------------    --------------- -------------
      5,617          200,000      2,203,531       4,979,306         1,505,302     2,655,359        3,044,661        3,501,174
      5,129          327,954      1,423,585       2,375,355           696,623       626,651       11,897,122        2,678,432
     (4,749)          (3,426)       (51,263)        (27,459)          (29,437)      (27,420)         (60,157)         (10,439)
         93               --       (715,949)       (234,269          (483,800)     (419,379)        (571,176)         (41,224)
-------------- --------------   -------------- ---------------   -------------- ------------    --------------- -------------
      6,090          524,528      2,859,904       7,092,933         1,688,688     2,835,211       14,310,450        6,127,943
-------------- --------------   -------------- ---------------   -------------- ------------    --------------- -------------
   (422,332)         566,906     (2,393,316)      6,431,514        (3,443,697)    2,171,676        2,845,386        7,427,397
  1,637,978        1,071,072     12,086,984       5,655,470         8,163,982     5,992,306        9,100,647        1,673,250
-------------- --------------   -------------- ---------------   -------------- ------------    --------------- -------------
$ 1,215,646      $ 1,637,978    $ 9,693,668    $ 12,086,984       $ 4,720,285   $ 8,163,982     $ 11,946,033      $ 9,100,647
============== ==============   ============== ===============   ============== ============    =============== =============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                     MIST LOOMIS SAYLES GLOBAL          MIST MET/AIM CAPITAL
                                                       MARKETS                  APPRECIATION    MIST BLACKROCK HIGH YIELD
                                                   SUB-ACCOUNT                   SUB-ACCOUNT                  SUB-ACCOUNT
                                   ---------------------------       -----------------------    -------------------------
                                          2008           2007               2008       2007            2008         2007
                                   -------------- ------------       ------------ ----------    -------------- ----------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 294,017      $ (58,458)            $ 447     $ (5,622)      $ 49,515       $ 2,831
  Net realized gains (losses)          312,558        105,771           (38,329)      25,793        (75,635)          (12)
  Change in unrealized gains
     (losses) on investments        (5,309,733)       781,063          (142,053)      12,505       (389,880)       (8,336)
                                   -------------- ------------       ------------ ----------    -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from operations              (4,703,158)       828,376          (179,935)      32,676       (416,000)       (5,517)
                                   -------------- ------------       ------------ ----------    -------------- ----------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            1,943,126      2,453,394            78,762       55,681        843,816       783,808
  Net transfers (including fixed
     account)                        1,377,503      4,351,207           (23,385)      39,443        326,300       130,435
  Contract charges                     (47,439)        (8,998)           (1,228)      (1,063)        (3,825)         (315)
  Transfers for contract benefits
     and terminations                 (268,140)       (50,807)          (20,988)     (15,484)      (210,644)       (7,941)
                                   -------------- ------------       ------------ ----------    -------------- ----------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    3,005,050      6,744,796            33,161       78,577        955,647       905,987
                                   -------------- ------------       ------------ ----------    -------------- ----------
     Net increase (decrease)
       in net assets                (1,698,108)     7,573,172          (146,774)     111,253        539,647       900,470
NET ASSETS:
  Beginning of period                9,069,241      1,496,069           398,835      287,582        966,595        66,125
                                   -------------- ------------       ------------ ----------    -------------- ----------
  End of period                    $ 7,371,133     $9,069,241         $ 252,061    $ 398,835    $ 1,506,242     $ 966,595
                                   ============== ============       ============ ==========    ============== ==========

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

             MIST JANUS FORTY          MIST PIONEER FUND    MIST PIONEER STRATEGIC INCOME    MIST DREMAN SMALL CAP VALUE
                  SUB-ACCOUNT                SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT
----------------------------- --------------------------- -------------------------------- ------------------------------
       2008           2007         2008           2007           2008              2007           2008            2007
-------------- -------------- ------------   ------------ -------------- ----------------- -------------- ---------------
   $ 54,726       $ (8,867)    $ (4,784)      $ (5,363)     $ 417,661         $ (62,497)     $ (35,320)      $ (34,959)
     (6,665)        28,501      (34,016)         4,677        (78,749)           13,129        (32,266)         49,277
 (1,249,873)       148,421     (255,363)         3,940     (1,514,771)          331,282     (1,023,669)       (131,284)
-------------- -------------- ------------  ------------- -------------- ----------------- -------------- ---------------
 (1,201,812)       168,055     (294,163)         3,254     (1,175,859)          281,914     (1,091,255)       (116,966)
-------------- -------------- ------------  ------------- -------------- ----------------- -------------- ---------------
  1,076,064        669,868      459,870        344,110      3,070,287         2,813,062        928,338       2,002,115
  1,044,507        493,176       25,041        114,314        (77,254)        1,523,623        120,507         763,022
     (7,190)          (380)      (2,225)        (1,523)       (17,853)          (10,775)       (13,703)         (3,028)
    (72,000)        (2,042)     (24,809)        (5,038)      (610,483)         (590,961)      (246,526)       (197,920)
-------------- -------------- ------------  ------------- -------------- ----------------- -------------- ---------------
  2,041,381      1,160,622      457,877        451,863      2,364,697         3,734,949        788,616       2,564,189
-------------- -------------- ------------  ------------- -------------- ----------------- -------------- ---------------
    839,569      1,328,677      163,714        455,117      1,188,838         4,016,863       (302,639)      2,447,223
  1,470,259        141,582      719,501        264,384      7,612,927         3,596,064      3,272,627         825,404
-------------- -------------- ------------  ------------- -------------- ----------------- -------------- ---------------
$ 2,309,828    $ 1,470,259    $ 883,215      $ 719,501    $ 8,801,765       $ 7,612,927    $ 2,969,988     $ 3,272,627
============== ============== ============  ============= ============== ================= ============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                 MIST
                                                                                             AMERICAN
                                                                                                FUNDS
                                           MIST BLACKROCK                MIST RAINIER        BALANCED
                                           LARGE CAP CORE            LARGE CAP EQUITY      ALLOCATION
                                              SUB-ACCOUNT                 SUB-ACCOUNT     SUB-ACCOUNT
                                   ------------------------- --------------------------- ---------------
                                        2008         2007           2008      2007 (A)        2008 (B)
                                   ------------ ------------ -------------- ------------ ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (5,635)    $ (3,099)     $ (42,524)      $ (432)      $ 748,981
  Net realized gains (losses)         (9,800)      15,035        (52,246)          25         (41,748)
  Change in unrealized gains
     (losses) on investments        (200,759)      (6,865)    (1,193,030)       9,346      (4,976,852)
                                   ------------ ------------ -------------- ------------ ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (216,194)       5,071     (1,287,800)       8,939      (4,269,619)
                                   ------------ ------------ -------------- ------------ ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             98,093      171,407        947,124      232,381      17,599,569
  Net transfers (including fixed
     account)                        155,260      109,945      2,342,312      180,386      11,243,422
  Contract charges                    (2,550)        (701)       (12,354)        (625)        (10,403)
  Transfers for contract benefits
     and terminations                 (6,158)         207        (38,114)        (252)       (244,667)
                                   ------------ ------------ -------------- ------------ ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    244,645      280,858      3,238,968      411,890      28,587,921
                                   ------------ ------------ -------------- ------------ ---------------
     Net increase (decrease)
       in net assets                  28,451      285,929      1,951,168      420,829      24,318,302
NET ASSETS:
  Beginning of period                425,769      139,840        420,829           --              --
                                   ------------ ------------ -------------- ------------ ---------------
  End of period                    $ 454,220    $ 425,769    $ 2,371,997    $ 420,829    $ 24,318,302
                                   ============ ============ ============== ============ ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                        MIST                                              MIST
                                       MIST             MIST        AMERICAN                                      MET/FRANKLIN
       MIST            MIST        AMERICAN         AMERICAN           FUNDS             MIST             MIST       TEMPLETON
   AMERICAN        AMERICAN    FUNDS GROWTH            FUNDS        MODERATE    MET/TEMPLETON     MET/FRANKLIN        FOUNDING
 FUNDS BOND    FUNDS GROWTH      ALLOCATION    INTERNATIONAL      ALLOCATION           GROWTH    MUTUAL SHARES        STRATEGY
SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
-------------- --------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------
    2008 (B)        2008 (B)        2008 (B)         2008 (B)        2008 (B)         2008 (B)         2008 (B)        2008 (B)
-------------- --------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------
  $ 121,036       $ 169,445       $ 934,184        $ 191,780       $ 383,386             $ 45         $ 18,039       $ 104,337
     (7,997)        (75,208)       (198,359)          (5,926)        (23,651)              --           (3,874)        (29,404)
   (233,176)     (1,716,779)     (5,773,323)      (1,090,666)     (1,540,752)            (749)        (191,120)     (1,286,332)
-------------- --------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------
   (120,137)     (1,622,542)     (5,037,498)        (904,812)     (1,181,017)            (704)        (176,955)     (1,211,399)
-------------- --------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------
  1,893,898       3,558,536      21,960,502        2,154,967       8,635,179            9,153          672,874       7,453,069
    851,253       3,038,967       7,572,108        1,975,862       4,827,279            6,991          316,497       1,480,026
       (461)         (3,361)         (6,546)          (3,358)         (1,858)              --             (537)           (501)
     (5,332)        (46,812)       (186,787)         (30,389)        (52,635)            (188)         (10,811)        (29,602)
-------------- --------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------
  2,739,358       6,547,330      29,339,277        4,097,082      13,407,965           15,956          978,023       8,902,992
-------------- --------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------
  2,619,221       4,924,788      24,301,779        3,192,270      12,226,948           15,252          801,068       7,691,593
         --              --              --               --              --               --               --              --
-------------- --------------- --------------- ---------------- --------------- ---------------- ---------------- ---------------
$ 2,619,221     $ 4,924,788    $ 24,301,779      $ 3,192,270    $ 12,226,948         $ 15,252        $ 801,068     $ 7,691,593
============== =============== =============== ================ =============== ================ ================ ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      RUSSELL MULTI-STYLE EQUITY    RUSSELL AGGRESSIVE EQUITY            RUSSELL NON-U.S.
                                                     SUB-ACCOUNT                  SUB-ACCOUNT                 SUB-ACCOUNT
                                   -----------------------------    -------------------------   -------------------------
                                          2008             2007           2008         2007        2008           2007
                                   --------------  -------------    ----------- -------------   ------------ ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 279          $ (797)       $ (149)        $ (423)        $ (352)         $ 286
  Net realized gains (losses)           12,827          18,364        (2,070)         7,005            221         17,536
  Change in unrealized gains
     (losses) on investments           (55,244)           (138)       (4,794)        (5,460)       (13,370)       (13,976)
                                   --------------  -------------    ----------- -------------   ------------ ------------
     Net increase (decrease)
       in net assets resulting
       from operations                 (42,138)         17,429        (7,013)         1,122        (13,501)         3,846
                                   --------------  -------------    ----------- -------------   ------------ ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                   --              --            --             --             --             --
  Net transfers (including fixed
     account)                            4,070          (1,485)          686              1          3,556         (1,378)
  Contract charges                          (9)             --            (1)            --             (4)            --
  Transfers for contract benefits
     and terminations                 (114,353)        (36,429)      (25,817)        (7,213)            27        (22,439)
                                   --------------  -------------    ----------- -------------   ------------ ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     (110,292)        (37,914)      (25,132)        (7,212)         3,579        (23,817)
                                   --------------  -------------    ----------- -------------   ------------ ------------
     Net increase (decrease)
       in net assets                  (152,430)        (20,485)      (32,145)        (6,090)        (9,922)       (19,971)
NET ASSETS:
  Beginning of period                  187,446         207,931        36,634         42,724         30,466         50,437
                                   --------------  -------------    ----------- -------------   ------------ ------------
  End of period                       $ 35,016       $ 187,446       $ 4,489       $ 36,634       $ 20,544       $ 30,466
                                   ==============  =============    =========== =============   ============ ============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                     RUSSELL REAL
      RUSSELL CORE BOND         ESTATE SECURITIES   AIM V.I. INTERNATIONAL GROWTH   AIM V.I. GLOBAL REAL ESTATE
            SUB-ACCOUNT               SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT
------------------------   ----------------------   -----------------------------   ---------------------------
    2008           2007       2008         2007           2008             2007          2008         2007 (A)
----------- ------------   ---------- -----------   ------------  ---------------   ----------- ---------------
 $ 5,183       $ 10,439       $ 232       $ 676       $ (3,973)        $ (2,383)       $ 7,928    $        --
  (9,352)          (367)      5,011      14,960        (20,006)           8,377         11,962             --
  (6,881)         5,266     (10,523)    (29,455)      (347,447)          18,326        (24,936)            --
----------- ------------   ---------- -----------   ------------  ---------------   ----------- ---------------
 (11,050)        15,338      (5,280)    (13,819)      (371,426)          24,320         (5,046)            --
----------- ------------   ---------- -----------   ------------  ---------------   ----------- ---------------
      --             --          --          --        863,119            3,600         86,073             --
  (8,836)         2,223         524         640         48,443          229,610         12,593             --
     (15)            --          (1)         --         (1,613)          (1,354)            --             --
(204,193)       (27,849)    (54,861)    (10,803)       (33,978)          (9,515)          (464)            --
----------- ------------   ---------- -----------   ------------  ---------------   ----------- ---------------
(213,044)       (25,626)    (54,338)    (10,163)       875,971          222,341         98,202             --
----------- ------------   ---------- -----------   ------------  ---------------   ----------- ---------------
(224,094)       (10,288)    (59,618)    (23,982)       504,545          246,661         93,156             --
 280,763        291,051      66,975      90,957        403,640          156,979             --             --
----------- ------------   ---------- -----------   ------------  ---------------   ----------- ---------------
$ 56,669      $ 280,763     $ 7,357    $ 66,975      $ 908,185        $ 403,640       $ 93,156    $        --
=========== ============   ========== ===========   ============  ===============   =========== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   PUTNAM VT GROWTH AND INCOME       PUTNAM VT EQUITY INCOME         PUTNAM VT VISTA
                                                   SUB-ACCOUNT                   SUB-ACCOUNT             SUB-ACCOUNT
                                   ---------------------------    --------------------------   ---------------------
                                        2008             2007          2008       2007             2008         2007
                                   ------------- -------------    ----------- --------------   ----------- ---------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 1,544             $ 614         $ 724          $ 442    $ (2,003)    $ (6,038)
  Net realized gains (losses)         24,195            36,991         3,519          9,134     (11,147)     (32,845)
  Change in unrealized gains
     (losses) on investments         (92,042)          (50,399)      (38,735)        (7,033)    (60,591)      54,766
                                   ------------- -------------    ----------- --------------   ----------- ---------
     Net increase (decrease)
       in net assets resulting
       from operations               (66,303)          (12,794)      (34,492)         2,543     (73,741)      15,883
                                   ------------- -------------    ----------- --------------   ----------- ---------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              7,861             8,306            --             --      15,026       23,514
  Net transfers (including fixed
     account)                          7,056           (30,139)       36,406         20,168    (117,314)    (204,336)
  Contract charges                       (57)              (59)           (6)            (3)         (2)          (2)
  Transfers for contract benefits
     and terminations                     47           (24,290)       (2,690)       (22,580)         27      (17,216)
                                   ------------- -------------    ----------- --------------   ----------- ---------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     14,907           (46,182)       33,710         (2,415)   (102,263)    (198,040)
                                   ------------- -------------    ----------- --------------   ----------- ---------
     Net increase (decrease)
       in net assets                 (51,396)          (58,976)         (782)           128    (176,004)    (182,157)
NET ASSETS:
  Beginning of period                155,114           214,090        81,660         81,532     248,740      430,897
                                   ------------- -------------    ----------- --------------   ----------- ---------
  End of period                    $ 103,718         $ 155,114      $ 80,878       $ 81,660    $ 72,736    $ 248,740
                                   ============= =============    =========== ==============   =========== =========

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

        FTVIPT TEMPLETON FOREIGN      FTVIPT TEMPLETON GROWTH    FTVIPT TEMPLETON GLOBAL
                      SECURITIES                   SECURITIES          INCOME SECURITIES    FTVIPT MUTUAL SHARES SECURITIES
                     SUB-ACCOUNT                  SUB-ACCOUNT                SUB-ACCOUNT                        SUB-ACCOUNT
--------------------------------  ---------------------------  --------------------------   -------------------------------
        2008             2007         2008            2007          2008        2007 (C)           2008             2007
--------------- ---------------  ------------ -------------    ------------ -------------   -------------- ----------------
    $ 96,121         $ 23,378       $ 2,389       $ (2,023)       $  5,360    $       --       $ 35,142          $ (3,985)
     890,922          661,783        18,074         35,265          (3,305)           --        (60,292)           67,936
  (8,618,906)         727,310      (535,664)       (44,193)         10,503            --       (913,459)          (91,388)
--------------- ---------------  ------------ -------------    ------------ -------------   -------------- ----------------
  (7,631,863)       1,412,471      (515,201)       (10,951)         12,558            --       (938,609)          (27,437)
--------------- ---------------  ------------ -------------    ------------ -------------   -------------- ----------------
   2,668,051        7,193,394       256,099        647,047         542,379            --        660,861         1,427,344
     933,645        1,433,252       125,121        120,304          64,590            --         65,243           277,198
     (69,185)         (30,435)         (406)          (126)             (8)           --           (698)             (241)
    (864,353)        (539,934)      (41,438)       (16,204)         (6,267)           --       (368,301)          (78,021)
--------------- ---------------  ------------ -------------    ------------ -------------   -------------- ----------------
   2,668,158        8,056,277       339,376        751,021         600,694            --        357,105         1,626,280
--------------- ---------------  ------------ -------------    ------------ -------------   -------------- ----------------
  (4,963,705)       9,468,748      (175,825)       740,070         613,252            --       (581,504)        1,598,843
  16,248,090        6,779,342       973,353        233,283           --               --      2,197,713           598,870
--------------- ---------------  ------------ -------------    ------------ -------------   -------------- ----------------
$ 11,284,385     $ 16,248,090     $ 797,528      $ 973,353        $613,252   $        --     $1,616,209       $ 2,197,713
=============== ===============  ============ =============    ============ =============   ============== ================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                            FTVIPT FRANKLIN INCOME     FTVIPT FRANKLIN SMALL CAP
                                                        SECURITIES              VALUE SECURITIES       FIDELITY VIP EQUITY-INCOME
                                                       SUB-ACCOUNT                   SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  ----------------------------   -------------------------------
                                           2008            2007         2008           2007 (C)           2008            2007
                                   --------------- ---------------  ------------ ---------------   ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 624,484       $ 192,080        $ (62)             $ --           $ 457            $ 116
  Net realized gains (losses)            (4,803)        108,252        7,079                --            (104)           5,033
  Change in unrealized gains
     (losses) on investments         (6,661,479)       (325,606)     (55,532)               --         (25,611)          (5,219)
                                   --------------- ---------------  ------------ ---------------   ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations               (6,041,798)        (25,274)     (48,515)               --         (25,258)             (70)
                                   --------------- ---------------  ------------ ---------------   ---------------  --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             1,918,821       7,870,375      149,679                --              --               --
  Net transfers (including fixed
     account)                         2,215,044       4,782,341       31,665                --           1,008             (290)
  Contract charges                      (66,281)        (22,602)          --                --            (281)            (275)
  Transfers for contract benefits
     and terminations                  (769,796)       (687,777)         (45)               --              30               (2)
                                   --------------- ---------------  ------------ ---------------   ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     3,297,788      11,942,337      181,299                --             757             (567)
                                   --------------- ---------------  ------------ ---------------   ---------------  --------------
     Net increase (decrease)
       in net assets                 (2,744,010)     11,917,063      132,784                --         (24,501)            (637)
NET ASSETS:
  Beginning of period                16,748,914       4,831,851           --                --          57,301           57,938
                                   --------------- ---------------  ------------ ---------------   ---------------  --------------
  End of period                    $ 14,004,904    $ 16,748,914     $ 132,784             $ --        $ 32,800         $ 57,301
                                   =============== ===============  ============ ===============   ===============  ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

      FIDELITY VIP MID CAP         FIDELITY VIP CONTRAFUND         MSF METLIFE STOCK INDEX      MSF JULIUS BAER INTERNATIONAL
               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT                  STOCK SUB-ACCOUNT
----------------------------- ------------------------------- ------------------------------- --------------------------------
       2008           2007            2008            2007            2008            2007         2008                2007
-------------- -------------- --------------- --------------- --------------- --------------- ------------ ------------------
  $ (18,754)      $ (8,409)     $ (100,691)      $ (79,803)        $ 6,314      $ (158,601)     $ 7,246            $ (3,785)
    143,361         48,075          17,384       3,553,722         469,456         761,511         (225)             78,718
   (857,241)        30,192      (7,299,121)     (1,849,561)     (9,844,526)       (172,073)    (290,094)            (31,201)
-------------- -------------- --------------- --------------- --------------- --------------- ------------ -------------------
   (732,634)        69,858      (7,382,428)      1,624,358      (9,368,756)        430,837     (283,073)             43,732
-------------- -------------- --------------- --------------- --------------- --------------- ------------ -------------------
    788,685        666,904       2,051,894       4,277,664       1,952,962       5,230,998        6,923             124,182
    275,425        215,407       1,115,855       2,759,584       3,925,513        (939,084)      35,186              29,722
       (501)          (151)        (67,557)        (34,891)        (97,886)        (65,953)      (1,743)             (1,834)
    (65,696)       (33,659)       (691,993)       (290,499)       (746,416)       (809,401)     (95,110)            (69,777)
-------------- -------------- --------------- --------------- --------------- --------------- ------------ -------------------
    997,913        848,501       2,408,199       6,711,858       5,034,173       3,416,560      (54,744)             82,293
-------------- -------------- --------------- --------------- --------------- --------------- ------------ -------------------
    265,279        918,359      (4,974,229)      8,336,216      (4,334,583)      3,847,397     (337,817)            126,025
  1,277,778        359,419      15,082,787       6,746,571      20,352,656      16,505,259      624,430             498,405
-------------- -------------- --------------- --------------- --------------- --------------- ------------ -------------------
$ 1,543,057    $ 1,277,778    $ 10,108,558    $ 15,082,787    $ 16,018,073    $ 20,352,656    $ 286,613           $ 624,430
============== ============== =============== =============== =============== =============== ============ ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      MSF BLACKROCK BOND INCOME       MSF BLACKROCK MONEY MARKET         MSF DAVIS VENTURE VALUE
                                                    SUB-ACCOUNT                      SUB-ACCOUNT                     SUB-ACCOUNT
                                   ----------------------------  ------------------------------- -------------------------------
                                          2008           2007             2008            2007            2008           2007
                                   -------------- -------------  --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 149,002        $ 7,988        $ 303,983       $ 781,946      $ (260,792)     $ (582,370)
  Net realized gains (losses)          (62,976)         4,640               --              --         241,009       1,056,689
  Change in unrealized gains
     (losses) on investments          (388,226)       109,267               --              --     (25,746,746)        908,938
                                   -------------- -------------  --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations                (302,200)       121,895          303,983         781,946     (25,766,529)      1,383,257
                                   -------------- -------------  --------------- --------------- --------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            1,414,797      2,625,288       17,320,582      16,398,338       8,072,164      10,524,698
  Net transfers (including fixed
     account)                          (39,379)       724,122       25,835,715      (4,317,019)       (231,313)      1,474,386
  Contract charges                     (19,099)        (2,903)        (149,571)        (76,497)       (250,236)       (205,797)
  Transfers for contract benefits
     and terminations                 (197,506)       (24,684)     (12,250,341)     (7,593,273)     (2,526,471)     (3,565,575)
                                   -------------- -------------  --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    1,158,813      3,321,823       30,756,385       4,411,549       5,064,144       8,227,712
                                   -------------- -------------  --------------- --------------- --------------- ---------------
     Net increase (decrease)
       in net assets                   856,613      3,443,718       31,060,368       5,193,495     (20,702,385)      9,610,969
NET ASSETS:
  Beginning of period                4,221,029        777,311       26,671,133      21,477,638      60,113,279      50,502,310
                                   -------------- -------------  --------------- --------------- --------------- ---------------
  End of period                    $ 5,077,642    $ 4,221,029     $ 57,731,501    $ 26,671,133    $ 39,410,894    $ 60,113,279
                                   ============== =============  =============== =============== =============== ===============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

 MSF HARRIS OAKMARK FOCUSED                                                                      MSF CAPITAL GUARDIAN
                      VALUE             MSF JENNISON GROWTH          MSF MFS TOTAL RETURN                 U.S. EQUITY
                SUB-ACCOUNT                     SUB-ACCOUNT                   SUB-ACCOUNT                 SUB-ACCOUNT
------------------------------ ------------------------------- ----------------------------- ---------------------------
       2008            2007            2008            2007           2008           2007         2008           2007
-------------- --------------- --------------- --------------- -------------- -------------- ------------ -------------
 $ (226,249)     $ (259,764)       $ 89,527      $ (275,747)     $ 142,331        $ 4,851     $ (3,459)      $ (9,504)
  1,082,532       2,595,501       1,374,386       1,107,137        300,471        198,767       84,868         57,922
 (8,900,950)     (3,995,254)     (9,984,601)        873,057     (2,587,591)      (132,174)    (406,368)       (61,624)
-------------- --------------- --------------- --------------- -------------- -------------- ------------ -------------
 (8,044,667)     (1,659,517)     (8,520,688)      1,704,447     (2,144,789)        71,444     (324,959)       (13,206)
-------------- --------------- --------------- --------------- -------------- -------------- ------------ --------------
    678,121       2,380,178       2,235,785       3,365,573        609,776      3,107,092          600         14,779
    324,643        (447,365)      1,742,543         685,198        267,284      2,023,870       38,667         25,923
    (66,393)        (69,793)        (88,702)        (66,893)       (31,135)       (13,008)      (2,821)        (2,668)
   (931,040)     (1,270,501)       (976,201)     (1,414,314)      (457,302)      (354,670)      (2,480)       (43,871)
-------------- --------------- --------------- --------------- -------------- -------------- ------------ --------------
      5,331         592,519       2,913,425       2,569,564        388,623      4,763,284       33,966         (5,837)
-------------- --------------- --------------- --------------- -------------- -------------- ------------ --------------
 (8,039,336)     (1,066,998)     (5,607,263)      4,274,011     (1,756,166)     4,834,728     (290,993)       (19,043)
 17,528,467      18,595,465      20,659,520      16,385,509      8,493,936      3,659,208      759,095        778,138
-------------- --------------- --------------- --------------- -------------- -------------- ------------ --------------
$ 9,489,131    $ 17,528,467    $ 15,052,257    $ 20,659,520    $ 6,737,770    $ 8,493,936    $ 468,102      $ 759,095
============== =============== =============== =============== ============== ============== ============ ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                   MSF WESTERN ASSET MANAGEMENT    MSF WESTERN ASSET MANAGEMENT    MSF T. ROWE PRICE SMALL CAP
                                   STRATEGIC BOND OPPORTUNITIES                 U.S. GOVERNMENT                         GROWTH
                                                    SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------- ------------------------------- ------------------------------
                                       2008                2007            2008            2007         2008              2007
                                   --------------- --------------- --------------- --------------- ------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)        $ 839             $ 1,211       $ 138,227        $ 30,301     $ (3,390)         $ (1,246)
  Net realized gains (losses)          (353)                535         (59,495)         50,629          690               366
  Change in unrealized gains
     (losses) on investments         (5,500)               (967)       (232,030)         27,500     (139,267)            7,395
                                   --------------- --------------- --------------- --------------- ------------ -----------------
     Net increase (decrease)
       in net assets resulting
       from operations               (5,014)                779        (153,298)        108,430     (141,967)            6,515
                                   --------------- --------------- --------------- --------------- ------------ -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners                --                  --       6,555,864       2,648,155      296,863               500
  Net transfers (including fixed
     account)                          (438)            (47,431)      1,104,556         406,751      111,785               897
  Contract charges                     (124)                (73)        (27,258)         (7,121)        (476)             (357)
  Transfers for contract benefits
     and terminations                    18                (957)     (1,205,195)       (771,578)      (2,546)                2
                                   --------------- --------------- --------------- --------------- ------------ -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      (544)            (48,461)      6,427,967       2,276,207      405,626             1,042
                                   --------------- --------------- --------------- --------------- ------------ -----------------
     Net increase (decrease)
       in net assets                 (5,558)            (47,682)      6,274,669       2,384,637      263,659             7,557
NET ASSETS:
  Beginning of period                28,639              76,321       5,410,492       3,025,855       88,747            81,190
                                   --------------- --------------- --------------- --------------- ------------ -----------------
  End of period                    $ 23,081            $ 28,639    $ 11,685,161     $ 5,410,492    $ 352,406          $ 88,747
                                   =============== =============== =============== =============== ============ =================

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

   MSF T. ROWE PRICE LARGE CAP      MSF FRANKLIN TEMPLETON
                        GROWTH            SMALL CAP GROWTH    MSF BLACKROCK STRATEGIC VALUE    MSF OPPENHEIMER GLOBAL EQUITY
                   SUB-ACCOUNT                 SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
------------------------------ --------------------------- -------------------------------- --------------------------------
     2008              2007         2008           2007        2008                 2007         2008                2007
------------ ----------------- ------------ -------------- ----------- -------------------- ------------ -------------------
$ (10,296)        $ (12,352)    $ (3,178)      $ (4,026)     $ (220)              $ (311)       $ 544            $ (1,868)
   (9,541)           24,223       17,697         22,540       1,569                2,550       10,140               6,221
 (470,020)           61,745     (130,252)       (11,157)    (10,209)              (3,417)    (181,735)             (3,139)
------------ ----------------- ------------ -------------- ----------- -------------------- ------------ -------------------
 (489,857)           73,616     (115,733)         7,357      (8,860)              (1,178)    (171,051)              1,214
------------ ----------------- ------------ -------------- ----------- -------------------- ------------ -------------------
    8,275            12,176        7,174          2,981          --                  870       77,123             250,560
  (21,360)          110,473       15,239        (25,330)       (310)               1,460       71,921              34,771
   (4,615)           (3,726)      (1,061)        (1,009)        (89)                 (74)        (119)                (38)
  (34,589)          (61,319)      (8,576)        (6,195)       (388)                  54          351             (16,395)
------------ ----------------- ------------ -------------- ----------- -------------------- ------------ -------------------
  (52,289)           57,604       12,776        (29,553)       (787)               2,310      149,276             268,898
------------ ----------------- ------------ -------------- ----------- -------------------- ------------ -------------------
 (542,146)          131,220     (102,957)       (22,196)     (9,647)               1,132      (21,775)            270,112
1,115,693           984,473      264,777        286,973      23,041               21,909      335,264              65,152
------------ ----------------- ------------ -------------- ----------- -------------------- ------------ -------------------
$ 573,547       $ 1,115,693    $ 161,820      $ 264,777    $ 13,394             $ 23,041    $ 313,489           $ 335,264
============ ================= ============ ============== =========== ==================== ============ ===================

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                  MSF METLIFE AGGRESSIVE
                                              MSF FI LARGE CAP        MSF FI VALUE LEADERS                    ALLOCATION
                                                   SUB-ACCOUNT                 SUB-ACCOUNT                   SUB-ACCOUNT
                                   --------------------------- --------------------------- -----------------------------
                                        2008           2007         2008           2007           2008           2007
                                   ------------ -------------- ------------ -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (6,421)      $ (5,548)        $ 37       $ (2,225)     $ (17,542)     $ (14,027)
  Net realized gains (losses)        (26,493)        15,758       15,041         20,473         31,506          3,551
  Change in unrealized gains
     (losses) on investments        (175,315)       (10,344)    (155,994)       (13,267)      (761,870)        (2,648)
                                   ------------ -------------- ------------ -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (208,229)          (134)    (140,916)         4,981       (747,906)       (13,124)
                                   ------------ -------------- ------------ -------------- -------------- --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             42,996        253,698      114,191        108,647        327,606        169,185
  Net transfers (including fixed
     account)                         (1,990)        49,832       52,060          7,677        301,433        649,014
  Contract charges                    (1,625)          (874)        (931)          (688)        (9,354)        (2,565)
  Transfers for contract benefits
     and terminations                (20,054)        (1,054)      (4,074)        (1,621)        (7,900)       (15,010)
                                   ------------ -------------- ------------ -------------- -------------- --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     19,327        301,602      161,246        114,015        611,785        800,624
                                   ------------ -------------- ------------ -------------- -------------- --------------
     Net increase (decrease)
       in net assets                (188,902)       301,468       20,330        118,996       (136,121)       787,500
NET ASSETS:
  Beginning of period                451,130        149,662      312,933        193,937      1,275,413        487,913
                                   ------------ -------------- ------------ -------------- -------------- --------------
  End of period                    $ 262,228      $ 451,130    $ 333,263      $ 312,933    $ 1,139,292    $ 1,275,413
                                   ============ ============== ============ ============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

     MSF METLIFE CONSERVATIVE   MSF METLIFE CONSERVATIVE TO             MSF METLIFE MODERATE       MSF METLIFE MODERATE TO
                   ALLOCATION           MODERATE ALLOCATION                       ALLOCATION         AGGRESSIVE ALLOCATION
                  SUB-ACCOUNT                   SUB-ACCOUNT                      SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------- ------------------------------ ------------------------------- -----------------------------
       2008           2007           2008            2007           2008             2007           2008           2007
-------------- -------------- -------------- --------------- -------------- ---------------- -------------- --------------
   $ (7,193)     $ (10,218)     $ (11,857)       $ (9,916)     $ (92,594)       $ (99,131)     $ (72,669)     $ (73,582)
    (32,090)         2,557         (6,980)          6,350        (17,050)          24,866       (107,840)        17,462
   (165,156)        31,016       (396,561)          7,042     (3,229,950)         131,554     (2,693,306)        80,644
-------------- -------------- -------------- --------------- -------------- ---------------- -------------- --------------
   (204,439)        23,355       (415,398)          3,476     (3,339,594)          57,289     (2,873,815)        24,524
-------------- -------------- -------------- --------------- -------------- ---------------- -------------- --------------
  1,456,425             --        197,250         493,857      2,720,935        4,406,611      3,694,411      1,931,964
   (643,174)        49,605      1,020,170         403,021      1,659,778        1,942,524       (205,077)       658,868
     (4,252)        (3,035)        (5,199)         (1,038)       (42,648)         (14,993)       (25,079)       (13,176)
      1,027        (15,261)       (68,484)        (54,416)      (960,018)        (105,192)      (108,068)       (74,279)
-------------- -------------- -------------- --------------- -------------- ---------------- -------------- --------------
    810,026         31,309      1,143,737         841,424      3,378,047        6,228,950      3,356,187      2,503,377
-------------- -------------- -------------- --------------- -------------- ---------------- -------------- --------------
    605,587         54,664        728,339         844,900         38,453        6,286,239        482,372      2,527,901
    654,380        599,716        993,288         148,388      9,229,588        2,943,349      5,132,758      2,604,857
-------------- -------------- -------------- --------------- -------------- ---------------- -------------- --------------
$ 1,259,967      $ 654,380    $ 1,721,627       $ 993,288    $ 9,268,041      $ 9,229,588    $ 5,615,130    $ 5,132,758
============== ============== ============== =============== ============== ================ ============== ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                      MSF MET/
                                                                   DIMENSIONAL
                                                                 INTERNATIONAL
                                                                         SMALL
                                                MSF MFS VALUE          COMPANY       PIMCO VIT HIGH YIELD
                                                  SUB-ACCOUNT      SUB-ACCOUNT                SUB-ACCOUNT
                                   ----------------------------- ---------------- ------------------------
                                          2008           2007          2008 (D)       2008           2007
                                   -------------- -------------- ---------------- ----------- ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)           $ 733      $ (19,920)           $ (23)    $ 7,396        $ 7,028
  Net realized gains (losses)           86,304         40,142                4      (1,151)           241
  Change in unrealized gains
     (losses) on investments          (854,011)         3,962            2,935     (36,811)        (4,769)
                                   -------------- -------------- ---------------- ----------- ------------
     Net increase (decrease)
       in net assets resulting
       from operations                (766,974)        24,184            2,916     (30,566)         2,500
                                   -------------- -------------- ---------------- ----------- ------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              575,189      1,218,697           47,349          --             --
  Net transfers (including fixed
     account)                          102,276        273,201            5,261      (5,609)        (8,944)
  Contract charges                      (6,842)        (1,645)              --        (500)          (423)
  Transfers for contract benefits
     and terminations                 (111,374)        (4,583)            (159)     (1,568)        (1,372)
                                   -------------- -------------- ---------------- ----------- ------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions      559,249      1,485,670           52,451      (7,677)       (10,739)
                                   -------------- -------------- ---------------- ----------- ------------
     Net increase (decrease)
       in net assets                  (207,725)     1,509,854           55,367     (38,243)        (8,239)
NET ASSETS:
  Beginning of period                1,909,054        399,200               --     129,266        137,505
                                   -------------- -------------- ---------------- ----------- ------------
  End of period                    $ 1,701,329    $ 1,909,054         $ 55,367    $ 91,023      $ 129,266
                                   ============== ============== ================ =========== ============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                               AMERICAN
     PIMCO VIT LOW DURATION    PIONEER VCT MID CAP VALUE     FUNDS BOND    AMERICAN FUNDS GLOBAL GROWTH
                SUB-ACCOUNT                  SUB-ACCOUNT    SUB-ACCOUNT                     SUB-ACCOUNT
--------------------------- ---------------------------- -------------- -------------------------------
     2008           2007         2008            2007        2008 (B)           2008            2007
------------ -------------- ------------ --------------- -------------- --------------- ---------------
  $ 3,465        $ 3,915     $ (5,948)       $ (6,387)      $ 73,321        $ 62,522       $ 181,087
    2,605           (234)      26,048          65,630         (5,404)      1,165,967         524,656
   (8,205)         2,970     (385,019)        (76,845)      (174,330)     (9,948,155)        509,136
------------ -------------- ------------ --------------- -------------- --------------- ---------------
   (2,135)         6,651     (364,919)        (17,602)      (106,413)     (8,719,666)      1,214,879
------------ -------------- ------------ --------------- -------------- --------------- ---------------
    6,800          2,731      245,715         601,617      1,533,466       5,076,634       9,225,957
   35,361          1,432       81,794          73,672        143,726       2,057,441       2,386,245
     (535)          (415)        (317)            (95)            (2)        (70,061)        (23,576)
       (9)        (9,445)     (45,551)         (6,510)       (13,234)     (1,254,482)       (376,115)
------------ -------------- ------------ --------------- -------------- --------------- ---------------
   41,617         (5,697)     281,641         668,684      1,663,956       5,809,532      11,212,511
------------ -------------- ------------ --------------- -------------- --------------- ---------------
   39,482            954      (83,278)        651,082      1,557,543      (2,910,134)     12,427,390
  117,864        116,910      859,209         208,127             --      17,713,054       5,285,664
------------ -------------- ------------ --------------- -------------- --------------- ---------------
$ 157,346      $ 117,864    $ 775,931       $ 859,209    $ 1,557,543    $ 14,802,920    $ 17,713,054
============ ============== ============ =============== ============== =============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                                                                   AMERICAN FUNDS GLOBAL SMALL
                                   AMERICAN FUNDS GROWTH-INCOME           AMERICAN FUNDS GROWTH                 CAPITALIZATION
                                                    SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                   ------------------------------- ------------------------------- ------------------------------
                                           2008            2007            2008            2007         2008           2007 (C)
                                   --------------- --------------- --------------- --------------- ------------ -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)         $ 42,499        $ 40,431      $ (202,106)     $ (127,934)    $ (3,760)             $ --
  Net realized gains (losses)           868,542         460,581       2,689,800       1,263,064       (3,831)               --
  Change in unrealized gains
     (losses) on investments        (10,056,252)       (387,520)    (18,301,543)        276,219     (256,357)               --
                                   --------------- --------------- --------------- --------------- ------------ -----------------
     Net increase (decrease)
       in net assets resulting
       from operations               (9,145,211)        113,492     (15,813,849)      1,411,349     (263,948)               --
                                   --------------- --------------- --------------- --------------- ------------ -----------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners             3,929,433       9,338,929       8,074,305      12,313,105      731,973                --
  Net transfers (including fixed
     account)                         2,438,021       3,705,648       4,490,142       4,967,702       91,484                --
  Contract charges                      (75,457)        (30,625)       (100,579)        (41,222)          (2)               --
  Transfers for contract benefits
     and terminations                  (977,922)       (558,809)     (1,580,979)     (1,071,862)       3,473                --
                                   --------------- --------------- --------------- --------------- ------------ -----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     5,314,075      12,455,143      10,882,889      16,167,723      826,928                --
                                   --------------- --------------- --------------- --------------- ------------ -----------------
     Net increase (decrease)
       in net assets                 (3,831,136)     12,568,635      (4,930,960)     17,579,072      562,980                --
NET ASSETS:
  Beginning of period                19,825,012       7,256,377      27,274,788       9,695,716           --                --
                                   --------------- --------------- --------------- --------------- ------------ -----------------
  End of period                    $ 15,993,876    $ 19,825,012    $ 22,343,828    $ 27,274,788    $ 562,980              $ --
                                   =============== =============== =============== =============== ============ =================

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

        UIF EQUITY AND INCOME    UIF U.S. MID CAP VALUE              UIF U.S. REAL ESTATE       VAN KAMPEN LIT COMSTOCK
                  SUB-ACCOUNT               SUB-ACCOUNT                       SUB-ACCOUNT                   SUB-ACCOUNT
----------------------------- -------------------------     ----------------------------- -----------------------------
       2008           2007         2008      2007 (C)              2008           2007           2008           2007
-------------- -------------- ------------ ------------     -------------- -------------- -------------- --------------
   $ 42,952       $ 22,506       $ (448)        $ --             $ 43,149        $ 8,231        $ 8,543       $ (8,655)
     17,087        120,884       31,626           --              671,077         87,256         16,813         29,239
 (1,325,748)      (162,749)     (91,595)          --           (1,709,821)      (552,482)      (834,595)      (137,201)
-------------- -------------- ------------ ------------     -------------- -------------- -------------- --------------
 (1,265,709)       (19,359)     (60,417)          --             (995,595)      (456,995)      (809,239)      (116,617)
-------------- -------------- ------------ ------------     -------------- -------------- -------------- --------------
  1,207,275      2,996,981      153,491           --              529,267      1,603,497        418,396      1,351,537
    (17,607)       517,935       27,259           --              403,756        310,350        180,071        168,687
     (2,058)          (711)          --           --               (1,164)          (370)          (908)          (276)
   (446,957)      (265,119)      (2,538)          --             (277,042)       (91,010)       (96,184)       (10,804)
-------------- -------------- ------------ ------------     -------------- -------------- -------------- --------------
    740,653      3,249,086      178,212           --              654,817      1,822,467        501,375      1,509,144
-------------- -------------- ------------ ------------     -------------- -------------- -------------- --------------
   (525,056)     3,229,727      117,795           --             (340,778)     1,365,472       (307,864)     1,392,527
  4,764,594      1,534,867           --           --            2,085,160        719,688      1,849,855        457,328
-------------- -------------- ------------ ------------     -------------- -------------- -------------- --------------
$ 4,239,538    $ 4,764,594    $ 117,795         $ --          $ 1,744,382    $ 2,085,160    $ 1,541,991    $ 1,849,855
============== ============== ============ ============     ============== ============== ============== ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      VAN KAMPEN LIT GROWTH AND
                                                         INCOME     LMPVET SMALL CAP GROWTH            LMPVET INVESTORS
                                                    SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                   ------------------------------- --------------------------- ---------------------------
                                          2008             2007         2008           2007         2008           2007
                                   -------------- ---------------- ------------ -------------- ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)            $ 83         $ (7,965)   $ (21,932)     $ (21,583)     $ 4,008         $ (159)
  Net realized gains (losses)           (4,952)          34,553       (6,657)       104,142       20,538         14,825
  Change in unrealized gains
     (losses) on investments          (758,535)         (52,514)    (582,380)         9,072     (394,174)       (16,293)
                                   -------------- ---------------- ------------ -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations                (763,404)         (25,926)    (610,969)        91,631     (369,628)        (1,627)
                                   -------------- ---------------- ------------ -------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners            1,163,518          958,364      437,993        402,211      674,617         36,529
  Net transfers (including fixed
     account)                          397,449          172,673     (183,503)        84,332      195,294        206,630
  Contract charges                        (798)            (233)      (5,087)        (4,164)        (856)          (555)
  Transfers for contract benefits
     and terminations                 (276,678)         (40,087)    (156,419)      (176,988)      (9,704)       (25,768)
                                   -------------- ---------------- ------------ -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    1,283,491        1,090,717       92,984        305,391      859,351        216,836
                                   -------------- ---------------- ------------ -------------- ------------ --------------
     Net increase (decrease)
       in net assets                   520,087        1,064,791     (517,985)       397,022      489,723        215,209
NET ASSETS:
  Beginning of period                1,559,237          494,446    1,480,386      1,083,364      357,828        142,619
                                   -------------- ---------------- ------------ -------------- ------------ --------------
  End of period                    $ 2,079,324      $ 1,559,237    $ 962,401    $ 1,480,386    $ 847,551      $ 357,828
                                   ============== ================ ============ ============== ============ ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

       LMPVET EQUITY INDEX      LMPVET FUNDAMENTAL VALUE           LMPVET APPRECIATION       LMPVET AGGRESSIVE GROWTH
               SUB-ACCOUNT                   SUB-ACCOUNT                   SUB-ACCOUNT                    SUB-ACCOUNT
----------------------------- ----------------------------- ----------------------------- ------------------------------
       2008           2007           2008           2007           2008           2007           2008            2007
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ---------------
  $ (37,286)     $ (27,897)      $ 10,512       $ (1,376)      $ (5,234)      $ (5,288)    $ (154,293)     $ (138,484)
    (33,208)       352,843       (129,650)       271,012         87,403        479,328       (221,919)         70,759
 (1,891,887)      (279,969)    (2,090,604)      (368,105)    (1,814,674)      (270,827)    (4,313,318)        (55,533)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ---------------
 (1,962,381)        44,977     (2,209,742)       (98,469)    (1,732,505)       203,213     (4,689,530)       (123,258)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ---------------
          8      2,567,004        896,191      2,373,384      1,201,045      2,197,290      1,173,341       3,748,537
     87,590         49,318        194,728        901,005        346,467      1,205,873        581,816       1,734,193
     (2,784)        (1,383)        (9,992)        (5,917)        (8,878)        (3,724)       (27,242)        (18,407)
   (418,854)      (373,918)      (302,155)      (163,946)      (358,714)      (218,528)      (633,052)       (301,257)
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ---------------
   (334,040)     2,241,021        778,772      3,104,526      1,179,920      3,180,911      1,094,863       5,163,066
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ---------------
 (2,296,421)     2,285,998     (1,430,970)     3,006,057       (552,585)     3,384,124     (3,594,667)      5,039,808
  5,216,753      2,930,755      5,189,168      2,183,111      4,934,030      1,549,906     10,475,283       5,435,475
-------------- -------------- -------------- -------------- -------------- -------------- -------------- ---------------
$ 2,920,332    $ 5,216,753    $ 3,758,198    $ 5,189,168    $ 4,381,445    $ 4,934,030    $ 6,880,616    $ 10,475,283
============== ============== ============== ============== ============== ============== ============== ===============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                       LMPVET LARGE CAP GROWTH    LMPVET SOCIAL AWARENESS     LMPVET CAPITAL AND INCOME
                                                   SUB-ACCOUNT                SUB-ACCOUNT                   SUB-ACCOUNT
                                   --------------------------- -------------------------- -----------------------------
                                        2008           2007       2008            2007           2008           2007
                                   ------------ -------------- ---------- -------------- -------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)      $ (5,765)      $ (5,161)     $ 104            $ (2)     $ (44,411)       $ 1,822
  Net realized gains (losses)        (10,073)        11,168     30,248           1,671       (281,955)     1,101,353
  Change in unrealized gains
     (losses) on investments        (168,406)        (5,640)    (3,256)           (830)    (2,414,508)    (1,035,825)
                                   ------------ -------------- ---------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from operations              (184,244)           367     27,096             839     (2,740,874)        67,350
                                   ------------ -------------- ---------- -------------- -------------- ---------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              7,087        339,502         --           1,000        838,589      1,816,595
  Net transfers (including fixed
     account)                         18,059          7,437        720           1,620        534,834      3,094,589
  Contract charges                      (666)          (441)       (36)            (30)       (25,009)       (13,260)
  Transfers for contract benefits
     and terminations                (35,490)        (3,325)   (30,708)            (73)      (597,781)      (153,406)
                                   ------------ -------------- ---------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions    (11,010)       343,173    (30,024)          2,517        750,633      4,744,518
                                   ------------ -------------- ---------- -------------- -------------- ---------------
     Net increase (decrease)
       in net assets                (195,254)       343,540     (2,928)          3,356     (1,990,241)     4,811,868
NET ASSETS:
  Beginning of period                498,459        154,919     10,573           7,217      6,949,079      2,137,211
                                   ------------ -------------- ---------- -------------- -------------- ---------------
  End of period                    $ 303,205      $ 498,459    $ 7,645        $ 10,573    $ 4,958,838    $ 6,949,079
                                   ============ ============== ========== =============== ============== ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                              LMPVET LIFESTYLE
             LMPVET CAPITAL          LMPVET GLOBAL EQUITY   LMPVET DIVIDEND STRATEGY            ALLOCATION 50%
                SUB-ACCOUNT                   SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------- ----------------------------- --------------------------- -------------------------
     2008           2007           2008           2007         2008           2007         2008           2007
------------ -------------- -------------- -------------- ---------------- ---------- ------------ ------------
$ (18,727)     $ (12,533)     $ (23,860)     $ (15,399)     $ 6,738        $ 5,156     $ 14,789       $ 22,539
  147,432         91,656        167,844         88,546       (6,900)         8,780       (8,994)        14,108
 (660,004)       (99,969)      (903,988)       (41,202)    (165,891)           112     (268,576)       (36,116)
------------ -------------- -------------- -------------- ---------------- ---------- ------------ -------------
 (531,299)       (20,846)      (760,004)        31,945     (166,053)        14,048     (262,781)           531
------------ -------------- -------------- -------------- ---------------- ---------- ------------ -------------
    1,220        780,811         50,338        275,350       11,316        377,738       10,300        641,717
 (136,687)       356,507        110,692        389,227       30,245         78,411      (35,365)        79,724
   (5,124)        (2,016)        (8,117)        (5,531)      (1,475)          (293)        (307)           (66)
 (151,382)      (108,549)       (55,222)       (45,863)     (16,839)       (71,449)     (26,474)       (18,814)
------------ -------------- -------------- -------------- ---------------- ---------- ------------ -------------
 (291,973)     1,026,753         97,691        613,183       23,247        384,407      (51,846)       702,561
------------ -------------- -------------- -------------- ---------------- ---------- ------------ -------------
 (823,272)     1,005,907       (662,313)       645,128     (142,806)       398,455     (314,627)       703,092
1,508,688        502,781      1,702,253      1,057,125      539,240        140,785      908,688        205,596
------------ -------------- -------------- -------------- ---------------- ---------- ------------ -------------
$ 685,416    $ 1,508,688    $ 1,039,940    $ 1,702,253    $ 396,434      $ 539,240    $ 594,061      $ 908,688
============ ============== ============== ============== ================ ========== ============ ==============

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                           LMPVET LIFESTYLE            LMPVET LIFESTYLE
                                             ALLOCATION 70%              ALLOCATION 85%
                                                SUB-ACCOUNT                 SUB-ACCOUNT
                                   --------------------------- ---------------------------
                                        2008           2007         2008           2007
                                   ------------ -------------- ------------ --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss)       $ 3,250        $ 5,964      $ 2,564        $ 1,997
  Net realized gains (losses)           (869)         1,555       (2,369)           197
  Change in unrealized gains
     (losses) on investments        (116,180)        (6,409)    (111,284)        (2,205)
                                   ------------ -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from operations              (113,799)         1,110     (111,089)           (11)
                                   ------------ -------------- ------------ --------------
CONTRACT TRANSACTIONS:
  Purchase payments received
     from contract owners              1,769        254,475      229,289        150,340
  Net transfers (including fixed
     account)                         73,782         20,325       30,222          3,429
  Contract charges                       (85)           (15)        (183)            (6)
  Transfers for contract benefits
     and terminations                     43          1,070      (26,029)          (208)
                                   ------------ -------------- ------------ --------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions     75,509        275,855      233,299        153,555
                                   ------------ -------------- ------------ --------------
     Net increase (decrease)
       in net assets                 (38,290)       276,965      122,210        153,544
NET ASSETS:
  Beginning of period                282,073          5,108      154,963          1,419
                                   ------------ -------------- ------------ --------------
  End of period                    $ 243,783      $ 282,073    $ 277,173      $ 154,963
                                   ============ ============== ============ ==============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.


The accompanying notes are an integral part of these financial statements.

                                                                                                    OPPENHEIMER MAIN STREET
   LMPVIT GLOBAL HIGH YIELD BOND    LMPVIT ADJUSTABLE RATE INCOME            LMPVIT MONEY MARKET                  SMALL CAP
                     SUB-ACCOUNT                      SUB-ACCOUNT                    SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------- -------------------------------- ------------------------------ --------------------------
       2008              2007         2008                2007            2008           2007         2008        2007 (C)
-------------- ----------------- ------------     --------------- --------------- -------------- ------------     ---------
  $ 373,612         $ 227,323     $ 16,819            $ 19,626       $ 123,002      $ 213,274     $ (3,204)           $ --
   (164,115)           14,930       (3,919)                (51)             --             --        1,311              --
 (1,626,173)         (324,363)    (129,999)            (25,345)             --             --     (135,212)             --
-------------- ----------------- ------------     --------------- --------------- -------------- ------------     ---------
 (1,416,676)          (82,110)    (117,099)             (5,770)        123,002        213,274     (137,105)             --
-------------- ----------------- ------------     --------------- --------------- -------------- ------------     ---------
    717,300         1,905,957           --              72,590      14,121,152     14,698,236      577,918              --
    245,221           690,255       23,074             326,246       1,444,778     (9,680,504)     108,105              --
    (10,077)           (3,440)        (759)               (696)         (9,050)        (1,483)          --              --
   (271,736)          (74,430)      (9,286)             (1,132)     (2,541,233)      (459,270)     (13,141)             --
-------------- ----------------- ------------     --------------- --------------- -------------- ------------     ---------
    680,708         2,518,342       13,029             397,008      13,015,647      4,556,979      672,882              --
-------------- ----------------- ------------     --------------- --------------- -------------- ------------     ---------
   (735,968)        2,436,232     (104,070)            391,238      13,138,649      4,770,253      535,777              --
  3,701,261         1,265,029      508,595             117,357       9,190,782      4,420,529           --              --
-------------- ----------------- ------------     --------------- --------------- -------------- ------------     ---------
$ 2,965,293       $ 3,701,261    $ 404,525           $ 508,595    $ 22,329,431    $ 9,190,782    $ 535,777            $ --
============== ================= ============     =============== =============== ============== ============     =========

The accompanying notes are an integral part of these financial statements.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

First MetLife Investors Variable Annuity Account One (the "Separate Account"), a separate account of First MetLife Investors Insurance Company (the "Company"), was established by the Company's Board of Directors on December 31, 1992 to support operations of the Company with respect to certain variable annuity contracts (the "Contracts"). The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the New York Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

Met Investors Series Trust ("MIST")*
Russell Investment Funds ("Russell")
AIM Variable Insurance Funds ("AIM V.I.")
Putnam Variable Trust ("Putnam VT")
Franklin Templeton Variable Insurance Products Trust ("FTVIPT")
Fidelity Variable Insurance Products ("Fidelity VIP")
Metropolitan Series Fund, Inc. ("MSF")*
PIMCO Variable Insurance Trust ("PIMCO VIT")
Pioneer Variable Contracts Trust ("Pioneer VCT")
American Funds Insurance Series ("American Funds")
The Universal Institutional Funds, Inc. ("UIF")
Van Kampen Life Investment Trust ("Van Kampen LIT")
Legg Mason Partners Variable Equity Trust ("LMPVET")
Legg Mason Partners Variable Income Trust ("LMPVIT")
Oppenheimer Variable Account Funds ("Oppenheimer")

* See Note 3 for discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts were available for investment as of December 31, 2008:

MIST Lord Abbett Growth and Income Sub-Account**
MIST Lord Abbett Bond Debenture Sub-Account**
MIST Lord Abbett Mid Cap Value Sub-Account**
MIST Oppenheimer Capital Appreciation Sub-Account**
MIST Legg Mason Partners Aggressive Growth Sub-Account**
MIST Van Kampen Mid Cap Growth Sub-Account
MIST PIMCO Total Return Sub-Account**
MIST RCM Technology Sub-Account
MIST T. Rowe Price Mid Cap Growth Sub-Account**
MIST MFS Research International Sub-Account**
MIST Lazard Mid Cap Sub-Account**
MIST Met/AIM Small Cap Growth Sub-Account**
MIST Harris Oakmark International Sub-Account
MIST Third Avenue Small Cap Value Sub-Account**

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

MIST PIMCO Inflation Protected Bond Sub-Account
MIST Clarion Global Real Estate Sub-Account**
MIST Turner Mid Cap Growth Sub-Account
MIST Goldman Sachs Mid Cap Value Sub-Account
MIST MetLife Defensive Strategy Sub-Account
MIST MetLife Moderate Strategy Sub-Account
MIST MetLife Balanced Strategy Sub-Account
MIST MetLife Growth Strategy Sub-Account
MIST MetLife Aggressive Strategy Sub-Account
MIST SSgA Growth ETF Sub-Account
MIST SSgA Growth and Income ETF Sub-Account
MIST Van Kampen Comstock Sub-Account
MIST Legg Mason Value Equity Sub-Account
MIST MFS Emerging Markets Equity Sub-Account
MIST Loomis Sayles Global Markets Sub-Account
MIST Met/AIM Capital Appreciation Sub-Account**
MIST BlackRock High Yield Sub-Account
MIST Janus Forty Sub-Account
MIST Pioneer Fund Sub-Account
MIST Pioneer Strategic Income Sub-Account
MIST Dreman Small Cap Value Sub-Account
MIST BlackRock Large Cap Core Sub-Account
MIST Rainier Large Cap Equity Sub-Account
MIST American Funds Balanced Allocation Sub-Account (a)
MIST American Funds Bond Sub-Account (a)
MIST American Funds Growth Sub-Account (a)
MIST American Funds Growth Allocation Sub-Account (a)
MIST American Funds International Sub-Account (a)
MIST American Funds Moderate Allocation Sub-Account (a)
MIST Met/Templeton Growth Sub-Account (a)
MIST Met/Franklin Mutual Shares Sub-Account (a)
MIST Met/Franklin Templeton Founding Strategy Sub-Account (a)
Russell Multi-Style Equity Sub-Account
Russell Aggressive Equity Sub-Account
Russell Non-U.S. Sub-Account
Russell Core Bond Sub-Account
Russell Real Estate Securities Sub-Account
AIM V.I. International Growth Sub-Account
AIM V.I. Global Real Estate Sub-Account
Putnam VT Growth and Income Sub-Account
Putnam VT Equity Income Sub-Account
Putnam VT Vista Sub-Account
FTVIPT Templeton Foreign Securities Sub-Account
FTVIPT Templeton Growth Securities Sub-Account
FTVIPT Templeton Global Income Securities Sub-Account
FTVIPT Mutual Shares Securities Sub-Account
FTVIPT Franklin Income Securities Sub-Account
FTVIPT Franklin Small Cap Value Securities Sub-Account
Fidelity VIP Equity-Income Sub-Account

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

Fidelity VIP Mid Cap Sub-Account
Fidelity VIP Contrafund Sub-Account
MSF MetLife Stock Index Sub-Account
MSF Julius Baer International Stock Sub-Account
MSF BlackRock Bond Income Sub-Account**
MSF BlackRock Money Market Sub-Account**
MSF Davis Venture Value Sub-Account
MSF Harris Oakmark Focused Value Sub-Account
MSF Jennison Growth Sub-Account
MSF MFS Total Return Sub-Account
MSF Capital Guardian U.S. Equity Sub-Account
MSF Western Asset Management Strategic Bond Opportunities Sub-Account MSF Western Asset Management U.S. Government Sub-Account
MSF T. Rowe Price Small Cap Growth Sub-Account
MSF T. Rowe Price Large Cap Growth Sub-Account
MSF Franklin Templeton Small Cap Growth Sub-Account
MSF BlackRock Strategic Value Sub-Account
MSF Oppenheimer Global Equity Sub-Account
MSF FI Large Cap Sub-Account
MSF FI Value Leaders Sub-Account
MSF MetLife Aggressive Allocation Sub-Account
MSF MetLife Conservative Allocation Sub-Account
MSF MetLife Conservative to Moderate Allocation Sub-Account
MSF MetLife Moderate Allocation Sub-Account
MSF MetLife Moderate to Aggressive Allocation Sub-Account
MSF MFS Value Sub-Account
MSF Met/Dimensional International Small Company Sub-Account (a)
PIMCO VIT High Yield Sub-Account
PIMCO VIT Low Duration Sub-Account
PIMCO VIT StocksPLUS Growth and Income Sub-Account*
Pioneer VCT Bond Sub-Account* (a)
Pioneer VCT Cullen Value Sub-Account* (a)
Pioneer VCT Emerging Markets Sub-Account* (a)
Pioneer VCT Equity Income Sub-Account* (a)
Pioneer VCT Fund Sub-Account* (a)
Pioneer VCT Global High Yield Sub-Account* (a)
Pioneer VCT Ibbotson Aggressive Allocation Sub-Account* (a)
Pioneer VCT Ibbotson Growth Allocation Sub-Account* (a)
Pioneer VCT Ibbotson Moderate Allocation Sub-Account* (a)
Pioneer VCT High Yield Sub-Account* (a)
Pioneer VCT Independence Sub-Account* (a)
Pioneer VCT International Value Sub-Account* (a)
Pioneer VCT Mid Cap Value Sub-Account
Pioneer VCT Oak Ridge Large Cap Growth Sub-Account* (a)
Pioneer VCT Real Estate Shares Sub-Account* (a)
Pioneer VCT Small Cap Value Sub-Account* (a)
Pioneer VCT Strategic Income Sub-Account* (a)
American Funds Bond Sub-Account
American Funds Global Growth Sub-Account

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONTINUED)

American Funds Growth-Income Sub-Account
American Funds Growth Sub-Account
American Funds Global Small Capitalization Sub-Account
UIF Equity and Income Sub-Account
UIF U.S. Mid Cap Value Sub-Account**
UIF U.S. Real Estate Sub-Account
Van Kampen LIT Comstock Sub-Account
Van Kampen LIT Growth and Income Sub-Account
LMPVET Small Cap Growth Sub-Account
LMPVET Investors Sub-Account
LMPVET Equity Index Sub-Account
LMPVET Fundamental Value Sub-Account
LMPVET Appreciation Sub-Account
LMPVET Aggressive Growth Sub-Account
LMPVET Large Cap Growth Sub-Account
LMPVET Social Awareness Sub-Account
LMPVET Capital and Income Sub-Account
LMPVET Capital Sub-Account
LMPVET Global Equity Sub-Account
LMPVET Dividend Strategy Sub-Account
LMPVET Lifestyle Allocation 50% Sub-Account
LMPVET Lifestyle Allocation 70% Sub-Account
LMPVET Lifestyle Allocation 85% Sub-Account
LMPVIT Global High Yield Bond Sub-Account
LMPVIT Adjustable Rate Income Sub-Account
LMPVIT Money Market Sub-Account
Oppenheimer Main Street Small Cap Sub-Account

* This Sub-Account had no net assets as of December 31, 2008.

** This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts that may assess 12b-1 fees.


(a) This Sub-Account began operations during the year ended December 31, 2008.

The following Sub-Accounts ceased operations during the year ended December 31, 2008:

Alliance Bernstein Large Cap Growth Sub-Account
FTVIPT Templeton Developing Markets Securities Sub-Account
Van Kampen LIT Strategic Growth Sub-Account
MIST Strategic Conservative Growth Sub-Account
MIST Strategic Growth Sub-Account
MIST Strategic Growth and Income Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2008:

NAME CHANGES:

OLD NAME

Neuberger Berman Real Estate Portfolio
FI International Stock Portfolio
Cyclical Growth and Income ETF Portfolio
Cyclical Growth ETF Portfolio

NEW NAME

Clarion Global Real Estate Portfolio
Julius Baer International Stock Portfolio
SSgA Growth and Income ETF Portfolio
SSgA Growth ETF Portfolio

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

1. ORGANIZATION -- (CONCLUDED)

TRUST PORTFOLIO EXCHANGE:

OLD NAME

MIST MFS Value Portfolio

NEW NAME

MSF MFS Value Portfolio

SUBSTITUTIONS:

OLD NAME

AllianceBernstein Large Cap Growth Portfolio
Templeton Developing Markets Securities Fund
Van Kampen LIT Strategic Growth Portfolio

NEW NAME

T. Rowe Price Large Cap Growth Portfolio
MFS Emerging Markets Equity Portfolio
Jennison Growth Portfolio

MERGERS:

OLD NAME

Strategic Conservative Growth Portfolio
Strategic Growth Portfolio
Strategic Growth and Income Portfolio

NEW NAME

MetLife Growth Strategy Portfolio
MetLife Balanced Strategy Portfolio
MetLife Aggressive Strategy Portfolio

This report is prepared for the general information of contract owners and is not an offer of units of the Separate Account or shares of the Separate Account's underlying investments. It should not be used in connection with any offer except in conjunction with the prospectus for the Separate Account products offered by the Company and the prospectus of the underlying portfolio, series, or fund, which collectively contain all the pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

BASIS OF ACCOUNTING
The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable to variable annuity separate accounts registered as unit investment trusts.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
The Sub-Accounts' investment in shares of the portfolio, series or fund of the Trusts is valued at fair value based on the closing net asset value or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Funds transferred by the contract owner into or out of the Sub-Accounts within the Separate Account or into or out of the fixed account (an investment option in the Company's general account) are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Separate Account has categorized its assets and liabilities based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly.
Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

Effective January 1, 2008, the Separate Account adopted SFAS 157 and applied provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 had no impact on the fair value of items measured at fair value. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily net asset value based on the value of the underlying securities in its portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily net asset value as reported by the Trusts at the close of each business day. On that basis, the fair value measurements of all shares held by the Separate Account are reported as Level 1.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. The adoption of FIN 48 had no impact on the financial statements of each of the Sub-Accounts.

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In December 2007, the FASB issued SFAS No. 160, NONCONTROLLING INTERESTS IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ACCOUNTING RESEARCH BULLETIN NO. 51 ("SFAS 160"). SFAS 160 defines and establishes accounting and reporting standards for noncontrolling interests in a subsidiary. The pronouncement is effective for fiscal years beginning on or after December 15, 2008. The Separate Account believes the adoption of SFAS 160 will have no material impact on the financial statements of each of the Sub-Accounts.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

The following annual Separate Account charges are asset-based charges and assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

MORTALITY AND EXPENSE RISK -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated.The expense risk assumed is where expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

ADMINISTRATIVE -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

OPTIONAL DEATH BENEFIT RIDER -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

GUARANTEED MINIMUM ACCUMULATION BENEFIT -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2008:

Mortality and Expense Risk              0.50% - 1.60%
                                        ---------------
Administrative                          0.15% - 0.25%
                                        ---------------
Optional Death Benefit Rider            0.15% - 0.20%
                                        ---------------
Guaranteed Minimum Accumulation Benefit 1.50%
                                        ===============

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)

A contract maintenance fee of $30 -- $40 is assessed on an annual basis for Contracts with a value of less than $50,000. A transfer fee of $25 may be deducted after twelve transfers are made in a contract year or, if less, 2% of the amount transferred from the contract value. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. A transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders as well as $10 for annuitizations. For those contract owners who choose optional living benefit riders, these charges range from .35% to 1.50% of your account value and are charged at each contract anniversary date. These charges are assessed through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

Certain investments in the various portfolios, series, or funds in the MIST and MSF Trusts hold shares which are managed by Met Investors Advisory, LLC and Metlife Advisers, LLC, respectively. Both act in the capacity of investment advisor and are indirect affiliates of the Company.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENTS OF INVESTMENTS

                                                                                          FOR THE YEAR ENDED
                                                        AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                        ----------------------- ----------------------------
                                                                                      COST OF       PROCEEDS
                                                            SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                                        ---------- ------------ ------------- --------------
MIST Lord Abbett Growth and Income Sub-Account           1,821,820   47,572,418     8,175,078      4,205,792
MIST Lord Abbett Bond Debenture Sub-Account              2,016,086   24,624,362     3,862,233      4,582,124
MIST Lord Abbett Mid Cap Value Sub-Account                 540,559    9,920,012     3,286,289        556,330
MIST Oppenheimer Capital Appreciation Sub-Account        3,133,309   24,769,187     7,055,067      3,007,737
MIST Legg Mason Partners Aggressive Growth Sub-Account   1,695,449   12,321,538     1,411,251      1,364,693
MIST Van Kampen Mid Cap Growth Sub-Account                 321,328    3,097,915     1,463,265        323,030
MIST PIMCO Total Return Sub-Account                      4,994,257   57,995,302    23,557,749      7,446,090
MIST RCM Technology Sub-Account                          1,524,672    6,638,439     3,459,514        842,530
MIST T. Rowe Price Mid Cap Growth Sub-Account            2,543,127   20,224,890     5,668,361      1,525,723
MIST MFS Research International Sub-Account              3,478,868   42,840,327    13,196,027      2,640,640
MIST Lazard Mid Cap Sub-Account                          1,098,604   13,451,058     3,404,136      1,221,652
MIST Met/AIM Small Cap Growth Sub-Account                1,208,516   15,080,298     3,795,702      1,790,426
MIST Harris Oakmark International Sub-Account            2,900,026   44,872,806    10,016,482      4,661,358
MIST Third Avenue Small Cap Value Sub-Account            1,940,536   29,469,226     4,568,857      3,625,522
MIST PIMCO Inflation Protected Bond Sub-Account          3,524,654   37,610,935    16,581,191      6,836,417
MIST Clarion Global Real Estate Sub-Account              1,274,753   17,744,272     4,409,068      1,254,469
MIST Turner Mid Cap Growth Sub-Account                     629,899    7,608,071     2,174,314      1,280,682
MIST Goldman Sachs Mid Cap Value Sub-Account             1,436,860   19,120,726     2,885,485      3,205,191
MIST MetLife Defensive Strategy Sub-Account              8,117,772   83,787,518    46,882,818     12,914,446
MIST MetLife Moderate Strategy Sub-Account              14,002,214  150,340,226    38,186,275     14,057,053
MIST MetLife Balanced Strategy Sub-Account              30,795,128  335,453,227    74,126,115     30,937,245
MIST MetLife Growth Strategy Sub-Account                36,981,712  422,097,974    86,619,922     24,127,691
MIST MetLife Aggressive Strategy Sub-Account             7,026,291   81,191,530    19,360,543      8,215,089
MIST SSgA Growth ETF Sub-Account                           187,855    2,025,702       396,066        164,195
MIST SSgA Growth and Income ETF Sub-Account                143,701    1,588,436        76,010         31,424
MIST Van Kampen Comstock Sub-Account                     1,419,382   15,395,250     4,922,487      1,623,517
MIST Legg Mason Value Equity Sub-Account                 1,033,094    9,742,874     3,086,804      1,216,457
MIST MFS Emerging Markets Equity Sub-Account             2,092,125   22,299,577    17,216,210      2,123,685
MIST Loomis Sayles Global Markets Sub-Account            1,018,167   11,812,973     5,443,602      1,546,026
MIST Met/AIM Capital Appreciation Sub-Account               37,087      381,207       224,507        190,640
MIST BlackRock High Yield Sub-Account                      259,520    1,901,881     1,620,955        615,378
MIST Janus Forty Sub-Account                                51,091    3,400,761     2,757,118        622,023
MIST Pioneer Fund Sub-Account                               87,253    1,116,377       598,640        145,208
MIST Pioneer Strategic Income Sub-Account                1,052,892   10,047,391     3,915,056      1,132,386
MIST Dreman Small Cap Value Sub-Account                    303,091    4,055,483     1,401,522        552,775
MIST BlackRock Large Cap Core Sub-Account                   68,648      654,738       366,483        109,209
MIST Rainier Large Cap Equity Sub-Account                  411,862    3,556,010     3,656,987        428,566
MIST American Funds Balanced Allocation Sub-Account (a)  3,565,757   29,295,316    29,600,507        262,086
MIST American Funds Bond Sub-Account (a)                   305,311    2,852,747     3,045,999        185,255
MIST American Funds Growth Sub-Account (a)                 882,617    6,641,783     6,976,307        259,315
MIST American Funds Growth Allocation Sub-Account (a)    3,957,981   30,075,325    31,482,357      1,208,228
MIST American Funds International Sub-Account (a)          559,111    4,283,191     4,320,006         30,821
MIST American Funds Moderate Allocation Sub-Account (a)  1,634,652   13,767,951    13,978,258        186,267
MIST Met/Templeton Growth Sub-Account (a)                    2,315       16,025        16,026             --
MIST Met/Franklin Mutual Shares Sub-Account (a)            123,897      992,732     1,031,076         34,471
MIST Met/Franklin Templeton Founding Strategy
  Sub-Account (a)                                        1,103,592    8,978,371     9,330,405        322,629
Russell Multi-Style Equity Sub-Account                       3,861       45,524         7,455        115,899
Russell Aggressive Equity Sub-Account                          623        7,434           873         26,102
Russell Non-U.S. Sub-Account                                 2,740       28,008         3,776            259
Russell Core Bond Sub-Account                                6,059       61,964        10,270        215,643
Russell Real Estate Securities Sub-Account                     783       10,334         1,553         55,618
AIM V.I. International Growth Sub-Account                   47,226    1,209,837     1,033,417        144,756
AIM V.I. Global Real Estate Sub-Account                     10,255      118,261       122,881          3,728
Putnam VT Growth and Income Sub-Account                      9,006      207,439        43,961          2,225

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONTINUED)

                                                                                            FOR THE YEAR ENDED
                                                          AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                                          ----------------------- ----------------------------
                                                                                        COST OF       PROCEEDS
                                                             SHARES      COST ($) PURCHASES ($) FROM SALES ($)
                                                          --------- ------------- ------------- --------------
Putnam VT Equity Income Sub-Account                           8,377       116,511        41,581          3,412
Putnam VT Vista Sub-Account                                   8,562       130,845        16,677        120,930
FTVIPT Templeton Foreign Securities Sub-Account           1,048,661    18,463,189     5,935,898      1,738,876
FTVIPT Templeton Growth Securities Sub-Account               97,304     1,360,369       499,544         90,489
FTVIPT Templeton Global Income Securities Sub-Account        35,882       603,088       687,681         81,288
FTVIPT Mutual Shares Securities Sub-Account                 137,230     2,580,311     1,161,438        673,095
FTVIPT Franklin Income Securities Sub-Account             1,235,046    20,727,587     5,453,701      1,153,687
FTVIPT Franklin Small Cap Value Securities Sub-Account       12,607       188,535       212,936         23,443
Fidelity VIP Equity-Income Sub-Account                        2,533        59,934         2,016            691
Fidelity VIP Mid Cap Sub-Account                             85,178     2,352,352     1,398,774        222,233
Fidelity VIP Contrafund Sub-Account                         659,427    19,376,965     3,487,907        812,346
MSF MetLife Stock Index Sub-Account                         747,479    24,424,081     8,243,742      2,360,234
MSF Julius Baer International Stock Sub-Account              37,299       484,633       157,265        142,366
MSF BlackRock Bond Income Sub-Account                        49,902     5,338,961     2,432,836      1,124,704
MSF BlackRock Money Market Sub-Account                      577,317    57,731,719    53,354,462     22,294,271
MSF Davis Venture Value Sub-Account                       1,823,480    54,249,919     9,113,921      4,020,422
MSF Harris Oakmark Focused Value Sub-Account                 91,874    20,309,940     3,035,619      1,592,681
MSF Jennison Growth Sub-Account                           1,939,800    21,715,167     6,559,625      1,984,603
MSF MFS Total Return Sub-Account                             63,075     9,253,354     2,511,182      1,335,431
MSF Capital Guardian U.S. Equity Sub-Account                 72,826       878,350       130,622         10,869
MSF Western Asset Management Strategic Bond Opportunities
  Sub-Account                                                 2,257        28,239         8,099          7,528
MSF Western Asset Management U.S. Government
  Sub-Account                                               983,976    11,818,101    14,950,961      8,384,509
MSF T. Rowe Price Small Cap Growth Sub-Account               40,109       469,617       455,012         37,429
MSF T. Rowe Price Large Cap Growth Sub-Account               63,685       900,308       152,181        162,774
MSF Franklin Templeton Small Cap Growth Sub-Account          29,120       292,349        45,052         12,590
MSF BlackRock Strategic Value Sub-Account                     1,623        26,800         2,027            975
MSF Oppenheimer Global Equity Sub-Account                    31,822       493,331       171,648         10,015
MSF FI Large Cap Sub-Account                                 32,451       440,054       104,368         91,339
MSF FI Value Leaders Sub-Account                              3,139       489,165       227,939         38,181
MSF MetLife Aggressive Allocation Sub-Account               156,542     1,859,213       754,276        114,602
MSF MetLife Conservative Allocation Sub-Account             134,620     1,391,813     1,906,927      1,095,278
MSF MetLife Conservative to Moderate Allocation
  Sub-Account                                               194,547     2,106,399     1,285,054        139,090
MSF MetLife Moderate Allocation Sub-Account               1,107,310    12,227,392     5,280,869      1,883,381
MSF MetLife Moderate to Aggressive Allocation
  Sub-Account                                               713,507     8,096,860     4,493,513      1,126,185
MSF MFS Value Sub-Account                                   183,596     2,539,952       924,104        232,835
MSF Met/Dimensional International Small Company
  Sub-Account (b)                                             5,452        52,455        52,666            215
PIMCO VIT High Yield Sub-Account                             16,111       129,870         9,438          9,354
PIMCO VIT Low Duration Sub-Account                           16,279       164,890        52,059          4,268
Pioneer VCT Mid Cap Value Sub-Account                        66,580     1,228,394       501,717        155,652
American Funds Bond Sub-Account (a)                         166,258     1,732,171     1,847,180        108,086
American Funds Global Growth Sub-Account                  1,066,541    23,771,649     9,069,305      1,669,144
American Funds Growth-Income Sub-Account                    663,396    26,078,083     8,139,109      1,511,619
American Funds Growth Sub-Account                           671,605    39,896,832    15,008,615      1,187,664
American Funds Global Small Capitalization Sub-Account       51,062       819,578       948,292         83,523
UIF Equity and Income Sub-Account                           393,660     5,666,698     1,761,996        820,498
UIF U.S. Mid Cap Sub-Account Value                           15,458       209,698       218,824          6,852
UIF U.S. Real Estate Sub-Account                            212,492     3,970,200     1,937,249        374,423
Van Kampen LIT Comstock Sub-Account                         187,626     2,486,416       878,395        277,700
Van Kampen LIT Growth and Income Sub-Account                151,695     2,860,972     1,752,824        413,249
LMPVET Small Cap Growth Sub-Account                         111,337     1,507,867       657,373        540,469

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4. STATEMENT OF INVESTMENTS -- (CONCLUDED)

                                                                                FOR THE YEAR ENDED
                                              AS OF DECEMBER 31, 2008            DECEMBER 31, 2008
                                              ----------------------- ----------------------------
                                                                            COST OF       PROCEEDS
                                                  SHARES     COST ($) PURCHASES ($) FROM SALES ($)
                                              ---------- ------------ ------------- --------------
LMPVET Investors Sub-Account                      83,453    1,251,693       910,397         20,923
LMPVET Equity Index Sub-Account                  147,129    4,954,225       280,590        554,308
LMPVET Fundamental Value Sub-Account             280,090    6,170,878     1,246,149        452,738
LMPVET Appreciation Sub-Account                  248,413    6,430,623     1,988,695        626,172
LMPVET Aggressive Growth Sub-Account             707,941   10,992,269     1,844,908        903,970
LMPVET Large Cap Growth Sub-Account               29,261      470,620        42,556         59,417
LMPVET Social Awareness Sub-Account                  426       11,214       588,350        618,200
LMPVET Capital and Income Sub-Account            635,254    8,386,882     1,966,430      1,116,365
LMPVET Capital Sub-Account                        94,328    1,427,259       384,493        421,200
LMPVET Global Equity Sub-Account                 113,190    1,930,756       370,393         92,674
LMPVET Dividend Strategy Sub-Account              55,178      558,603        74,868         44,891
LMPVET Lifestyle Allocation 50% Sub-Account       71,762      897,711        96,391        104,545
LMPVET Lifestyle Allocation 70% Sub-Account       32,916      366,266        84,049          5,048
LMPVET Lifestyle Allocation 85% Sub-Account       33,825      390,828       281,960         44,413
LMPVIT Global High Yield Bond Sub-Account        559,599    4,932,967     1,584,761        530,266
LMPVIT Adjustable Rate Income Sub-Account         57,493      563,603        55,595         25,630
LMPVIT Money Market Sub-Account               22,330,004   22,330,008    25,192,423     12,053,599
Oppenheimer Main Street Small Cap Sub-Account     50,866      671,337       719,493         43,125

(a) For the period April 28, 2008 to December 31, 2008.

(b) For the period November 10, 2008 to December 31, 2008.

This page is intentionally left blank.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                      MIST LORD ABBETT          MIST LORD ABBETT      MIST LORD ABBETT
                                     GROWTH AND INCOME            BOND DEBENTURE         MID CAP VALUE
                                           SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                  ----------------------- ------------------------- ---------------------
                                      2008        2007         2008         2007       2008       2007
                                  ----------- ----------- ------------ ------------ ---------- ----------
Units beginning of year            848,840     738,630    1,381,928    1,228,977    257,255    172,728
Units issued and transferred
  from other funding options       135,713     225,573      228,637      352,597    133,653    132,798
Units redeemed and transferred to
  other funding options           (152,222)   (115,363)    (342,023)    (199,646)   (48,241)   (48,271)
                                  ----------- ----------- ------------ ------------ ---------- ----------
Units end of year                  832,331     848,840    1,268,542    1,381,928    342,667    257,255
                                  =========== =========== ============ ============ ========== ==========

                                                                              MIST        MIST T. ROWE PRICE
                                  MIST PIMCO TOTAL RETURN           RCM TECHNOLOGY            MID CAP GROWTH
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                  -------------------------- ------------------------ -------------------------
                                        2008         2007         2008        2007         2008         2007
                                  ------------- ------------ ------------ ----------- ------------ ------------
Units beginning of year            3,364,195    2,293,346      888,157     739,279    2,014,479    1,797,997
Units issued and transferred
  from other funding options       2,310,131    1,605,166      390,192     332,312      654,202      608,212
Units redeemed and transferred to
  other funding options           (1,243,241)    (534,317)    (242,668)   (183,434)    (356,589)    (391,730)
                                  ------------- ------------ ------------ ----------- ------------ ------------
Units end of year                  4,431,085    3,364,195    1,035,681     888,157    2,312,092    2,014,479
                                  ============= ============ ============ =========== ============ ============

                                    MIST HARRIS OARKMARK         MIST THIRD AVENUE       MIST PIMCO INFLATION
                                           INTERNATIONAL           SMALL CAP VALUE             PROTECTED BOND
                                             SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                  ------------------------- ------------------------- --------------------------
                                       2008         2007         2008         2007          2008         2007
                                  ------------ ------------ ------------ ------------ ------------- ------------
Units beginning of year           2,251,675    1,878,405    1,719,602    1,548,781     2,418,379    2,171,062
Units issued and transferred
  from other funding options        437,158      839,207      315,396      515,741     1,859,586      772,267
Units redeemed and transferred to
  other funding options            (490,804)    (465,937)    (356,482)    (344,920)   (1,130,055)    (524,950)
                                  ------------ ------------ ------------ ------------ ------------- ------------
Units end of year                 2,198,029    2,251,675    1,678,516    1,719,602     3,147,910    2,418,379
                                  ============ ============ ============ ============ ============= ============

                                              MIST METLIFE                MIST METLIFE                MIST METLIFE
                                        DEFENSIVE STRATEGY           MODERATE STRATEGY           BALANCED STRATEGY
                                               SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
                                  --------------------------- --------------------------- ---------------------------
                                        2008          2007          2008          2007          2008          2007
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units beginning of year            4,639,907     3,865,426    11,270,605     8,561,073    25,484,457    19,173,566
Units issued and transferred
  from other funding options       5,360,029     2,434,458     4,645,630     4,483,289     6,600,980     9,119,027
Units redeemed and transferred to
  other funding options           (2,203,038)   (1,659,977)   (2,660,217)   (1,773,757)   (5,198,574)   (2,808,136)
                                  ------------- ------------- ------------- ------------- ------------- -------------
Units end of year                  7,796,898     4,639,907    13,256,018    11,270,605    26,886,863    25,484,457
                                  ============= ============= ============= ============= ============= =============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.

      MIST OPPENHEIMER               MIST LEGG MASON       MIST VAN KAMPEN
  CAPITAL APPRECIATION    PARTNERS AGGRESSIVE GROWTH        MID CAP GROWTH
           SUB-ACCOUNT                   SUB-ACCOUNT           SUB-ACCOUNT
------------------------- ----------------------------- ---------------------
     2008         2007         2008             2007       2008       2007
------------ ------------ ------------ ---------------- ---------- ----------
2,418,972    2,427,342    1,602,616        1,487,231    167,765     39,178
  265,357      502,636      323,301          410,576    139,324    135,422
 (439,597)    (511,006)    (291,706)        (295,191)   (40,764)    (6,835)
------------ ------------ ------------ ---------------- ---------- ----------
2,244,732    2,418,972    1,634,211        1,602,616    266,325    167,765
============ ============ ============ ================ ========== ==========

              MIST MFS             MIST LAZARD             MIST MET/AIM
RESEARCH INTERNATIONAL                 MID CAP         SMALL CAP GROWTH
           SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
------------------------- ----------------------- ------------------------
     2008         2007        2008        2007         2008        2007
------------ ------------ ----------- ----------- ------------ -----------
2,054,929    1,526,158     684,831     458,517      956,779     890,085
  929,425      862,898     292,180     413,488      296,901     278,576
 (431,440)    (334,127)   (167,392)   (187,174)    (211,069)   (211,882)
------------ ------------ ----------- ----------- ------------ -----------
2,552,914    2,054,929     809,619     684,831    1,042,611     956,779
============ ============ =========== =========== ============ ===========

  MIST CLARION GLOBAL            MIST TURNER        MIST GOLDMAN SACHS
          REAL ESTATE         MID CAP GROWTH             MID CAP VALUE
          SUB-ACCOUNT            SUB-ACCOUNT               SUB-ACCOUNT
------------------------ ---------------------- -------------------------
     2008        2007        2008       2007         2008         2007
------------ ----------- ----------- ---------- ------------ ------------
  861,112     625,172     538,638    438,391    1,310,760    1,060,750
  340,190     446,411     177,667    199,839      168,709      544,951
 (187,741)   (210,471)   (137,681)   (99,592)    (285,527)    (294,941)
------------ ----------- ----------- ---------- ------------ ------------
1,013,561     861,112     578,624    538,638    1,193,942    1,310,760
============ =========== =========== ========== ============ ============

            MIST METLIFE              MIST METLIFE             MIST SSGA
         GROWTH STRATEGY       AGGRESSIVE STRATEGY            GROWTH ETF
             SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
--------------------------- ------------------------- ---------------------
      2008          2007         2008         2007       2008       2007
------------- ------------- ------------ ------------ ---------- ----------
30,046,540    22,007,855    5,687,800    4,032,224    165,782    120,406
 7,298,323    11,676,647    1,072,211    2,249,799     33,424     47,235
(4,467,377)   (3,637,962)    (955,510)    (594,223)   (12,515)    (1,859)
------------- ------------- ------------ ------------ ---------- ----------
32,877,486    30,046,540    5,804,501    5,687,800    186,691    165,782
============= ============= ============ ============ ========== ==========

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                              MIST SSGA           MIST VAN KAMPEN          MIST LEGG MASON
                                  GROWTH AND INCOME ETF                  COMSTOCK             VALUE EQUITY
                                            SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                  ------------------------ ------------------------- ------------------------
                                     2008          2007         2008         2007         2008        2007
                                  ---------- ------------- ------------ ------------ ------------ -----------
Units beginning of year           141,525        96,081    1,056,695      473,672      792,641     538,300
Units issued and transferred
  from other funding options        1,790        45,745      592,489      748,979      492,272     394,000
Units redeemed and transferred to
  other funding options            (1,033)         (302)    (303,671)    (165,956)    (259,340)   (139,659)
                                  ---------- ------------- ------------ ------------ ------------ -----------
Units end of year                 142,282       141,525    1,345,513    1,056,695    1,025,573     792,641
                                  ========== ============= ============ ============ ============ ===========

                                        MIST BLACKROCK                MIST                 MIST
                                            HIGH YIELD         JANUS FORTY         PIONEER FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                  ----------------------- ------------------- --------------------
                                        2008      2007      2008      2007       2008      2007
                                  ------------- --------- --------- --------- ---------- ---------
Units beginning of year               58,278     4,049    10,267     1,236     36,823    13,904
Units issued and transferred
  from other funding options         114,338    54,780    24,142    10,804     40,855    24,858
Units redeemed and transferred to
  other funding options              (49,943)     (551)   (6,136)   (1,773)   (11,209)   (1,939)
                                  ------------- --------- --------- --------- ---------- ---------
Units end of year                    122,673    58,278    28,273    10,267     66,469    36,823
                                  ============= ========= ========= ========= ========== =========

                                                               MIST
                                                           AMERICAN          MIST         MIST
                                                              FUNDS      AMERICAN     AMERICAN
                                        MIST RAINIER       BALANCED         FUNDS        FUNDS
                                    LARGE CAP EQUITY     ALLOCATION          BOND       GROWTH
                                         SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                                  --------------------- ------------- ----------- ------------
                                     2008    2007 (A)      2008 (B)    2008 (B)     2008 (B)
                                  ---------- ---------- ------------- ----------- ------------
Units beginning of year            42,176         --            --          --           --
Units issued and transferred
  from other funding options      434,965     42,237     3,682,882     331,839      940,202
Units redeemed and transferred to
  other funding options           (61,728)       (61)     (208,963)    (38,712)     (83,876)
                                  ---------- ---------- ------------- ----------- ------------
Units end of year                 415,413     42,176     3,473,919     293,127      856,326
                                  ========== ========== ============= =========== ============

                                             RUSSELL               RUSSELL             RUSSELL
                                  MULTI-STYLE EQUITY     AGGRESSIVE EQUITY            NON-U.S.
                                         SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                  --------------------- -------------------- ------------------
                                     2008       2007       2008      2007        2008     2007
                                  ---------- ---------- ---------- --------- -------- ---------
Units beginning of year            18,447     22,268      2,547     3,030       2,222    3,995
Units issued and transferred
  from other funding options          576         --         65         9         417       --
Units redeemed and transferred to
  other funding options           (13,143)    (3,821)    (2,057)     (492)         --   (1,773)
                                  ---------- ---------- ---------- --------- -------- ---------
Units end of year                   5,880     18,447        555     2,547       2,639    2,222
                                  ========== ========== ========== ========= ======== =========

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.

               MIST MFS     MIST LOOMIS SAYLES            MIST MET/AIM
EMERGING MARKETS EQUITY         GLOBAL MARKETS    CAPITAL APPRECIATION
            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------- ---------------------- -----------------------
     2008          2007        2008       2007       2008         2007
------------ ------------- ----------- ---------- ---------- ------------
  647,619       159,951     699,151    144,971     75,532       25,748
1,812,489       595,434     476,202    633,786     22,710       66,025
 (523,706)     (107,766)   (224,027)   (79,605)   (54,537)     (16,241)
------------ ------------- ----------- ---------- ---------- ------------
1,936,402       647,619     951,326    699,151     43,705       75,532
============ ============= =========== ========== ========== ============

       MIST PIONEER           MIST DREMAN        MIST BLACKROCK
   STRATEGIC INCOME       SMALL CAP VALUE        LARGE CAP CORE
        SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------- --------------------- ---------------------
    2008       2007       2008       2007       2008       2007
----------- ---------- ---------- ---------- ---------- ----------
 390,847    194,292    245,528     60,240     36,871     12,560
 239,744    246,842    122,633    209,847     42,380     40,498
(121,771)   (50,287)   (64,736)   (24,559)   (15,543)   (16,187)
----------- ---------- ---------- ---------- ---------- ----------
 508,820    390,847    303,425    245,528     63,708     36,871
=========== ========== ========== ========== ========== ==========

         MIST                          MIST                                         MIST
     AMERICAN            MIST      AMERICAN         MIST            MIST    MET/FRANKLIN
        FUNDS        AMERICAN         FUNDS         MET/    MET/FRANKLIN       TEMPLETON
       GROWTH           FUNDS      MODERATE    TEMPLETON          MUTUAL        FOUNDING
   ALLOCATION   INTERNATIONAL    ALLOCATION       GROWTH          SHARES        STRATEGY
  SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
------------- ---------------- ------------- ------------ --------------- ---------------
   2008 (B)         2008 (B)      2008 (B)     2008 (B)        2008 (B)        2008 (B)
------------- ---------------- ------------- ------------ --------------- ---------------
        --               --            --           --              --              --
 4,161,393          549,547     1,707,480        2,313         136,138       1,158,661
  (333,586)         (21,430)     (113,667)          --         (14,623)        (63,537)
------------- ---------------- ------------- ------------ --------------- ---------------
 3,827,807          528,117     1,593,813        2,313         121,515       1,095,124
============= ================ ============= ============ =============== ===============

          RUSSELL                   RUSSELL                 AIM V.I.
        CORE BOND    REAL ESTATE SECURITIES     INTERNATIONAL GROWTH
      SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
-------------------- ------------------------- -----------------------
   2008      2007       2008           2007        2008        2007
---------- --------- ---------- -------------- ----------- -----------
 19,474    21,347      2,367          2,667      19,177       6,542
     --       170         38             23      48,201      13,590
(15,340)   (2,043)    (1,989)          (323)    (13,070)       (955)
---------- --------- ---------- -------------- ----------- -----------
  4,134    19,474        416          2,367      54,308      19,177
========== ========= ========== ============== =========== ===========

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                            AIM V.I.            PUTNAM VT          PUTNAM VT
                                  GLOBAL REAL ESTATE    GROWTH AND INCOME      EQUITY INCOME
                                         SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                  --------------------- -------------------- ------------------
                                    2008     2007 (A)     2008       2007     2008      2007
                                  --------- ----------- --------- ---------- -------- ---------
Units beginning of year               --          --    11,559     14,830    4,854     4,947
Units issued and transferred
  from other funding options      18,220          --     1,282        693    2,367     1,349
Units redeemed and transferred to
  other funding options             (535)         --       (35)    (3,964)    (175)   (1,442)
                                  --------- ----------- --------- ---------- -------- ---------
Units end of year                 17,685          --    12,806     11,559    7,046     4,854
                                  ========= =========== ========= ========== ======== =========

                                    FTVIPT TEMPLETON                             FTVIPT       FTVIPT FRANKLIN
                                       GLOBAL INCOME           MUTUAL SHARES SECURITIES     INCOME SECURITIES
                                         SUB-ACCOUNT                        SUB-ACCOUNT           SUB-ACCOUNT
                                  ---------------------  ------------------------------- ---------------------
                                     2008     2007 (C)           2008             2007       2008       2007
                                  ---------- ----------  -------------- ---------------- ---------- ----------
Units beginning of year                --            --         92,870           25,799    380,964    112,418
Units issued and transferred
  from other funding options       56,085            --         57,382           74,282    135,592    294,637
Units redeemed and transferred to
  other funding options           (10,006)           --        (41,177)          (7,211)   (56,749)   (26,091)
                                  ---------- ----------  -------------- ---------------- ---------- ----------
Units end of year                  46,079            --        109,075           92,870    459,807    380,964
                                  ========== ========== =============== ================ ========== ==========

                                        FIDELITY VIP               MSF METLIFE        MSF JULIUS BAER
                                          CONTRAFUND               STOCK INDEX    INTERNATIONAL STOCK
                                         SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                  --------------------- ------------------------- ----------------------
                                     2008       2007         2008         2007       2008        2007
                                  ---------- ---------- ------------ ------------ ---------- -----------
Units beginning of year           330,921    170,987    1,498,764    1,255,895     30,502      26,246
Units issued and transferred
  from other funding options      101,633    182,173      694,164      521,410      5,878       9,278
Units redeemed and transferred to
  other funding options           (40,686)   (22,239)    (282,168)    (278,541)   (10,730)     (5,022)
                                  ---------- ---------- ------------ ------------ ---------- -----------
Units end of year                 391,868    330,921    1,910,760    1,498,764     25,650      30,502
                                  ========== ========== ============ ============ ========== ===========

                                      MSF HARRIS OAKMARK              MSF JENNISON               MSF MFS
                                           FOCUSED VALUE                    GROWTH          TOTAL RETURN
                                             SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                  ------------------------- ------------------------- ---------------------
                                       2008         2007         2008         2007       2008       2007
                                  ------------ ------------ ------------ ------------ ---------- ----------
Units beginning of year           1,073,234    1,040,267    1,605,864    1,396,542    193,867     86,321
Units issued and transferred
  from other funding options        199,925      241,799      620,537      475,578     51,104    118,298
Units redeemed and transferred to
  other funding options            (176,690)    (208,832)    (350,719)    (266,256)   (43,765)   (10,752)
                                  ------------ ------------ ------------ ------------ ---------- ----------
Units end of year                 1,096,469    1,073,234    1,875,682    1,605,864    201,206    193,867
                                  ============ ============ ============ ============ ========== ==========

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.

                         FTVIPT TEMPLETON     FTVIPT TEMPLETON
   PUTNAM VT VISTA     FOREIGN SECURITIES    GROWTH SECURITIES
       SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
--------------------- ---------------------- --------------------
   2008       2007        2008       2007      2008       2007
---------- ---------- ----------- ---------- --------- ----------
 36,098     64,173     711,214    362,978    49,595     11,905
  2,762      3,740     229,349    416,926    30,731     40,339
(19,250)   (31,815)   (144,924)   (68,690)   (8,105)    (2,649)
---------- ---------- ----------- ---------- --------- ----------
 19,610     36,098     795,639    711,214    72,221     49,595
========== ========== =========== ========== ========= ==========

           FTVIPT FRANKLIN      FIDELITY VIP         FIDELITY VIP
SMALL CAP VALUE SECURITIES     EQUITY-INCOME              MID CAP
               SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
----------------------------- ----------------- --------------------
  2008             2007 (C)    2008     2007       2008      2007
--------- ------------------- -------- -------- ---------- ---------
    --                  --    3,241    3,262     31,629    10,070
25,902                  --       27       --     40,650    25,717
(3,036)                 --      (16)     (21)    (8,815)   (4,158)
--------- ------------------- -------- -------- ---------- ---------
22,866                  --    3,252    3,241     63,464    31,629
========= =================== ======== ======== ========== =========

    MSF BLACKROCK               MSF BLACKROCK                 MSF DAVIS
      BOND INCOME                MONEY MARKET             VENTURE VALUE
      SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
-------------------- --------------------------- -------------------------
   2008      2007          2008          2007         2008         2007
---------- --------- ------------- ------------- ------------ ------------
 93,145    17,516     2,524,096     2,096,094    4,056,492    3,498,617
 57,642    80,057     6,640,356     6,519,951    1,004,423    1,104,524
(33,419)   (4,428)   (3,751,283)   (6,091,949)    (672,765)    (546,649)
---------- --------- ------------- ------------- ------------ ------------
117,368    93,145     5,413,169     2,524,096    4,388,150    4,056,492
========== ========= ============= ============= ============ ============

                           MSF WESTERN ASSET        MSF WESTERN ASSET
MSF CAPITAL GUARDIAN    MANAGEMENT STRATEGIC               MANAGEMENT
         U.S. EQUITY      BOND OPPORTUNITIES          U.S. GOVERNMENT
         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
----------------------- ----------------------- ------------------------
  2008          2007     2008           2007         2008        2007
--------- ------------- -------- -------------- ------------ -----------
60,330        60,688    1,361          3,696      335,818     192,698
 3,516         3,070      307             38    1,048,365     261,560
  (535)       (3,428)    (355)        (2,373)    (641,901)   (118,440)
--------- ------------- -------- -------------- ------------ -----------
63,311        60,330    1,313          1,361      742,282     335,818
========= ============= ======== ============== ============ ===========

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONTINUED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                  MSF T. ROWE PRICE     MSF T. ROWE PRICE    MSF FRANKLIN TEMPLETON
                                   SMALL CAP GROWTH      LARGE CAP GROWTH          SMALL CAP GROWTH
                                        SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                  -------------------- --------------------- -------------------------
                                    2008       2007       2008       2007      2008            2007
                                  --------- ---------- ---------- ---------- --------- ---------------
Units beginning of year            5,583      5,516     73,525     69,795    23,791          26,486
Units issued and transferred
  from other funding options      34,949         93      7,576     14,465     2,921           1,185
Units redeemed and transferred to
  other funding options           (3,824)       (26)   (14,913)   (10,735)   (1,609)         (3,880)
                                  --------- ---------- ---------- ---------- --------- ---------------
Units end of year                 36,708      5,583     66,188     73,525    25,103          23,791
                                  ========= ========== ========== ========== ========= ===============

                                            MSF FI              MSF METLIFE                MSF METLIFE
                                     VALUE LEADERS    AGGRESSIVE ALLOCATION    CONSERVATIVE ALLOCATION
                                       SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
                                  ------------------- ------------------------ --------------------------
                                    2008      2007       2008          2007        2008           2007
                                  --------- --------- ---------- ------------- ----------- --------------
Units beginning of year           14,443     9,168    100,537        39,044      58,563         55,733
Units issued and transferred
  from other funding options      13,571     6,019     61,457        62,866     181,223          4,499
Units redeemed and transferred to
  other funding options           (2,110)     (744)    (8,730)       (1,373)   (105,803)        (1,669)
                                  --------- --------- ---------- ------------- ----------- --------------
Units end of year                 25,904    14,443    153,264       100,537     133,983         58,563
                                  ========= ========= ========== ============= =========== ==============

                                                             MSF MET/
                                                          DIMENSIONAL
                                                        INTERNATIONAL
                                              MSF               SMALL               PIMCO VIT
                                           MFS VALUE          COMPANY              HIGH YIELD
                                         SUB-ACCOUNT      SUB-ACCOUNT             SUB-ACCOUNT
                                  --------------------- ---------------- -----------------------
                                     2008       2007          2008 (D)         2008      2007
                                  ---------- ---------- ---------------- ------------- ---------
Units beginning of year           114,399     25,279               --         8,976     9,739
Units issued and transferred
  from other funding options       57,907    103,583            5,487             1       323
Units redeemed and transferred to
  other funding options           (18,480)   (14,463)             (22)         (592)   (1,085)
                                  ---------- ---------- ---------------- ------------- ---------
Units end of year                 153,826    114,399            5,465         8,385     8,976
                                  ========== ========== ================ ============= =========

                                       AMERICAN FUNDS        AMERICAN FUNDS        AMERICAN FUNDS
                                        GLOBAL GROWTH         GROWTH-INCOME                GROWTH
                                          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                  ---------------------- --------------------- ---------------------
                                      2008       2007       2008       2007       2008       2007
                                  ----------- ---------- ---------- ---------- ---------- ----------
Units beginning of year            623,978    209,756    177,704     67,192    166,443     65,239
Units issued and transferred
  from other funding options       379,521    471,133     88,022    118,528    109,945    114,883
Units redeemed and transferred to
  other funding options           (143,726)   (56,911)   (31,788)    (8,017)   (30,977)   (13,679)
                                  ----------- ---------- ---------- ---------- ---------- ----------
Units end of year                  859,773    623,978    233,938    177,704    245,411    166,443
                                  =========== ========== ========== ========== ========== ==========

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.

  MSF BLACKROCK     MSF OPPENHIEMER              MSF FI
STRATEGIC VALUE       GLOBAL EQUITY           LARGE CAP
    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------ ------------------- -------------------
 2008      2007      2008      2007      2008      2007
-------- --------- --------- --------- --------- ---------
1,138     1,028    16,966     3,382    25,882     8,734
   --       125    10,450    14,950     8,610    18,119
  (46)      (15)     (503)   (1,366)   (6,752)     (971)
-------- --------- --------- --------- --------- ---------
1,092     1,138    26,913    16,966    27,740    25,882
======== ========= ========= ========= ========= =========

        MSF METLIFE                                      MSF METLIFE
    CONSERVATIVE TO             MSF METLIFE              MODERATE TO
MODERATE ALLOCATION     MODERATE ALLOCATION    AGGRESSIVE ALLOCATION
        SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
---------------------- ----------------------- ------------------------
   2008        2007         2008       2007        2008         2007
---------- ----------- ------------ ---------- ----------- ------------
 86,095      13,244      769,596    251,739     421,099      218,070
125,168      77,851      586,559    531,180     430,184      210,540
(17,518)     (5,000)    (253,389)   (13,323)   (128,561)      (7,511)
---------- ----------- ------------ ---------- ----------- ------------
193,745      86,095    1,102,766    769,596     722,722      421,099
========== =========== ============ ========== =========== ============

                                           AMERICAN
      PIMCO VIT              PIONEER          FUNDS
   LOW DURATION    VCT MID CAP VALUE           BOND
    SUB-ACCOUNT          SUB-ACCOUNT    SUB-ACCOUNT
------------------ -------------------- --------------
  2008     2007       2008      2007        2008 (B)
--------- -------- ---------- --------- --------------
 9,002    9,448     26,303     6,585             --
 3,424      332     16,888    22,427        123,202
  (190)    (778)    (7,045)   (2,709)       (13,953)
--------- -------- ---------- --------- --------------
12,236    9,002     36,146    26,303        109,249
========= ======== ========== ========= ==============

             AMERICAN FUNDS                   UIF              UIF U.S
GLOBAL SMALL CAPITALIZATION     EQUITY AND INCOME        MID CAP VALUE
                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------ --------------------- --------------------
  2008              2007 (C)      2008       2007      2008    2007 (C)
--------- -------------------- ---------- ---------- --------- ----------
    --                   --    314,456    103,030        --         --
41,753                   --    142,419    238,550    19,384         --
(7,247)                  --    (90,520)   (27,124)     (862)        --
--------- -------------------- ---------- ---------- --------- ----------
34,506                   --    366,355    314,456    18,522         --
========= ==================== ========== ========== ========= ==========

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5. SCHEDULES OF UNITS -- (CONCLUDED)
FOR THE YEARS ENDED DECEMBER 31, 2008 AND 2007

                                                 UIF            VAN KAMPEN               VAN KAMPEN
                                    U.S. REAL ESTATE          LIT COMSTOCK    LIT GROWTH AND INCOME
                                         SUB-ACCOUNT           SUB-ACCOUNT              SUB-ACCOUNT
                                  --------------------- --------------------- ------------------------
                                     2008       2007       2008       2007       2008          2007
                                  ---------- ---------- ---------- ---------- ---------- -------------
Units beginning of year            85,204     23,991    125,178     29,778    109,554        35,031
Units issued and transferred
  from other funding options       43,260     78,134     65,827    103,922    113,250        83,385
Units redeemed and transferred to
  other funding options           (21,414)   (16,921)   (27,360)    (8,522)   (44,452)       (8,862)
                                  ---------- ---------- ---------- ---------- ---------- -------------
Units end of year                 107,050     85,204    163,645    125,178    178,352       109,554
                                  ========== ========== ========== ========== ========== =============

                                              LMPVET                LMPVET                 LMPVET
                                   FUNDAMENTAL VALUE          APPRECIATION      AGGRESSIVE GROWTH
                                         SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                  --------------------- --------------------- ----------------------
                                     2008       2007       2008       2007        2008       2007
                                  ---------- ---------- ---------- ---------- ----------- ----------
Units beginning of year           151,388     63,532    154,202     50,231     777,004    402,453
Units issued and transferred
  from other funding options       46,409    101,266     73,330    134,752     220,673    426,475
Units redeemed and transferred to
  other funding options           (23,485)   (13,410)   (33,640)   (30,781)   (130,890)   (51,924)
                                  ---------- ---------- ---------- ---------- ----------- ----------
Units end of year                 174,312    151,388    193,892    154,202     866,787    777,004
                                  ========== ========== ========== ========== =========== ==========

                                             LMPVET              LMPVET               LMPVET
                                            CAPITAL       GLOBAL EQUITY    DIVIDEND STRATEGY
                                        SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                  -------------------- ------------------- --------------------
                                     2008      2007      2008      2007      2008       2007
                                  ---------- --------- --------- --------- --------- ----------
Units beginning of year            90,858    30,227    92,419    59,137    54,511     14,850
Units issued and transferred
  from other funding options        9,920    68,592    11,761    38,400     8,163     52,169
Units redeemed and transferred to
  other funding options           (28,108)   (7,961)   (6,251)   (5,118)   (5,560)   (12,508)
                                  ---------- --------- --------- --------- --------- ----------
Units end of year                  72,670    90,858    97,929    92,419    57,114     54,511
                                  ========== ========= ========= ========= ========= ==========

                                                  LMPVIT                    LMPVIT                      LMPVIT
                                  GLOBAL HIGH YIELD BOND    ADJUSTABLE RATE INCOME                MONEY MARKET
                                             SUB-ACCOUNT               SUB-ACCOUNT                 SUB-ACCOUNT
                                  ------------------------- ------------------------- ---------------------------
                                     2008           2007      2008            2007          2008          2007
                                  ---------- -------------- --------- --------------- ------------- -------------
Units beginning of year           230,195         77,538    49,988          11,506       686,199       340,316
Units issued and transferred
  from other funding options       95,917        168,705     3,958          39,864     2,527,363     1,391,467
Units redeemed and transferred to
  other funding options           (56,707)       (16,048)   (2,626)         (1,382)   (1,569,163)   (1,045,584)
                                  ---------- -------------- --------- --------------- ------------- -------------
Units end of year                 269,405        230,195    51,320          49,988     1,644,399       686,199
                                  ========== ============== ========= =============== ============= =============

(a) For the period November 12, 2007 to December 31, 2007.

(b) For the period April 28, 2008 to December 31, 2008.

(c) For the period February 20, 2007 to December 31, 2007.

(d) For the period November 10, 2008 to December 31, 2008.

            LMPVET                 LMPVET                LMPVET
  SMALL CAP GROWTH              INVESTORS          EQUITY INDEX
       SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------- ---------------------- ---------------------
   2008       2007         2008      2007       2008       2007
---------- ---------- ------------ --------- ---------- ----------
104,212     82,352       21,114     8,665    188,163    110,285
 60,207     40,115       58,939    14,798      4,561    104,190
(50,830)   (18,255)      (1,005)   (2,349)   (18,770)   (26,312)
---------- ---------- ------------ --------- ---------- ----------
113,589    104,212       79,048    21,114    173,954    188,163
========== ========== ============ ========= ========== ==========

          LMPVET                      LMPVET                 LMPVET
LARGE CAP GROWTH            SOCIAL AWARENESS     CAPITAL AND INCOME
     SUB-ACCOUNT                 SUB-ACCOUNT            SUB-ACCOUNT
------------------- ------------------------ ----------------------
  2008      2007       2008           2007       2008       2007
--------- --------- ---------- ------------  ----------- ----------
34,871    11,283        351           260     491,630    147,857
 4,064    30,299     24,478            94     175,369    363,493
(4,566)   (6,711)   (24,485)           (3)   (126,395)   (19,720)
--------- --------- ---------- ------------- ----------- ----------
34,369    34,871        344           351     540,604    491,630
========= ========= ========== ============= =========== ==========

                  LMPVET                      LMPVET                      LMPVET
LIFESTYLE ALLOCATION 50%    LIFESTYLE ALLOCATION 70%    LIFESTYLE ALLOCATION 85%
             SUB-ACCOUNT                 SUB-ACCOUNT                 SUB-ACCOUNT
--------------------------- --------------------------- ---------------------------
  2008              2007      2008              2007      2008              2007
--------- ----------------- --------- ----------------- --------- -----------------
56,674            13,022    19,241               351    10,133                93
 3,251            51,851     6,095            19,691    22,351            10,392
(8,151)           (8,199)     (197)             (801)   (3,275)             (352)
--------- ----------------- --------- ----------------- --------- -----------------
51,774            56,674    25,139            19,241    29,209            10,133
========= ================= ========= ================= ========= =================

          OPPENHEIMER
MAIN STREET SMALL CAP
          SUB-ACCOUNT
------------------------
  2008        2007 (C)
--------- --------------
    --             --
57,843             --
(6,480)            --
--------- --------------
51,363             --
========= ==============

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series, or fund for each of the five years in the period ended December 31, 2008:

                                                  UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        --------- ------------- ---------- ------------- ---------------- -------------------
MIST Lord Abbett Growth and Income 2008   832,331 34.88 - 39.97 29,752,070          1.51      0.75 - 1.95 (37.57) - (36.81)
  Sub-Account                      2007   848,840 55.87 - 63.24 48,452,860          0.85      0.75 - 1.95      1.71 - 2.94
                                   2006   738,630 47.17 - 61.44 41,381,558          1.44      0.75 - 2.30    15.11 - 16.91
                                   2005   613,017 40.97 - 52.55 29,674,712          0.83      0.75 - 2.30      1.05 - 2.62
                                   2004   686,692 46.90 - 51.21 32,672,292          0.47      0.75 - 1.75    10.47 - 11.51
MIST Lord Abbett Bond Debenture    2008 1,268,542 14.96 - 16.77 19,475,363          4.29      0.75 - 1.95 (20.18) - (19.21)
  Sub-Account                      2007 1,381,928 18.74 - 20.75 26,501,097          5.06      0.75 - 1.95      4.48 - 5.75
                                   2006 1,228,977 17.79 - 19.63 22,493,452          6.46      0.75 - 1.95      7.05 - 8.33
                                   2005 1,161,736 16.75 - 18.12 19,808,005          4.08      0.75 - 1.95    (0.46) - 0.74
                                   2004 1,412,729 16.83 - 17.98 24,113,965          3.90      0.75 - 1.95      6.07 - 7.00
MIST Lord Abbett Mid Cap Value     2008   342,667 15.59 - 17.87  5,552,501          0.53      0.75 - 1.95 (39.96) - (39.23)
  Sub-Account                      2007   257,255 26.10 - 29.40  6,954,577          0.64      0.75 - 1.90   (1.30) - (0.16)
                                   2006   172,728 25.47 - 29.45  4,731,948          0.38      0.75 - 2.30     9.63 - 11.34
                                   2005    61,418 23.23 - 26.45  1,551,929          0.53      0.75 - 2.30      5.60 - 7.24
                                   2004    50,979 23.34 - 24.66  1,209,894          3.20      0.75 - 1.50    16.43 - 23.09
MIST Oppenheimer                   2008 2,244,732   5.27 - 6.80 12,188,544          3.52      0.75 - 1.95 (46.99) - (46.34)
  Capital Appreciation             2007 2,418,972  9.95 - 12.72 24,671,347            --      0.75 - 1.95    12.07 - 13.43
  Sub-Account                      2006 2,427,342  8.88 - 11.27 22,004,158          0.08      0.75 - 1.95      5.54 - 6.81
  (Commenced 5/3/2004)             2005 2,138,330  8.41 - 10.60 18,310,436            --      1.40 - 1.95      2.70 - 3.93
                                   2004 2,451,425  8.19 - 10.24 20,371,884          8.26      1.40 - 1.95      4.34 - 5.56
MIST Legg Mason Partners           2008 1,634,211   4.53 - 6.56  7,613,664            --      1.30 - 1.95 (40.23) - (39.80)
  Aggressive Growth Sub-Account    2007 1,602,616  7.57 - 10.90 12,451,979            --      1.30 - 1.95      0.28 - 1.17
                                   2006 1,487,231  7.55 - 10.77 11,494,590            --      1.30 - 1.95   (3.63) - (3.00)
                                   2005 1,268,613  7.84 - 11.10 10,148,495            --      1.40 - 1.95    11.39 - 12.27
                                   2004 1,640,597   7.03 - 9.89 11,745,335            --      1.40 - 1.95      6.34 - 7.04
MIST Van Kampen Mid Cap Growth     2008   266,325   6.61 - 7.23  1,791,803          1.32      0.75 - 1.90 (47.76) - (47.15)
  Sub-Account                      2007   167,765 12.65 - 13.69  2,154,190            --      0.75 - 1.90    21.15 - 22.55
                                   2006    39,178 10.20 - 11.17    421,282            --      0.75 - 2.30      5.91 - 7.56
                                   2005    23,110  9.63 - 10.38    234,870            --      0.75 - 2.30      2.21 - 3.80
                                   2004    23,999  9.72 - 10.00    235,934            --      0.75 - 1.50    10.97 - 11.52
MIST PIMCO Total Return            2008 4,431,085 12.65 - 13.89 57,333,805          3.44      0.75 - 1.95   (1.53) - (0.34)
  Sub-Account                      2007 3,364,195 12.85 - 13.94 44,128,005          3.02      0.75 - 1.95      5.48 - 6.76
  (Commenced 5/3/2004)             2006 2,293,346 11.92 - 13.06 28,489,220          2.31      0.75 - 2.30      2.15 - 3.74
                                   2005 1,506,218 11.67 - 12.59 18,206,649            --      0.75 - 2.30    (0.07) - 1.49
                                   2004 1,420,766 11.85 - 12.40 17,074,248          8.66      0.75 - 1.95      1.78 - 4.10
MIST RCM Technology                2008 1,035,681   3.36 - 3.53  3,567,317         12.95      1.30 - 1.95 (45.53) - (45.17)
  Sub-Account                      2007   888,157   6.17 - 6.43  5,605,992            --      1.30 - 1.95    28.97 - 29.82
                                   2006   739,279   4.78 - 4.95  3,605,818            --      1.30 - 1.95      3.32 - 3.99
                                   2005   566,844   4.63 - 4.76  2,669,094            --      1.30 - 1.95      8.88 - 9.59
                                   2004   648,449   4.25 - 4.35  2,796,181          0.13      1.30 - 1.95   (6.17) - (5.55)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ------------- ---------- ------------- ---------------- -------------------
MIST T. Rowe Price Mid Cap Growth 2008 2,312,092   5.56 - 5.92 13,198,468            --      1.30 - 1.95 (40.92) - (40.47)
  Sub-Account                     2007 2,014,479   9.41 - 9.95 19,400,219            --      1.30 - 1.95    15.35 - 16.21
  (Commenced 5/3/2004)            2006 1,797,997   8.16 - 8.75 14,972,403            --      0.75 - 1.95      4.12 - 5.37
                                  2005 1,308,056   7.84 - 8.30 10,429,730            --      0.75 - 1.95    13.28 - 13.77
                                  2004 1,047,882   6.97 - 7.22  7,409,353            --      0.85 - 1.95    12.09 - 16.82
MIST MFS Research International   2008 2,552,914  9.76 - 14.43 25,570,277          1.86      1.20 - 1.95 (43.48) - (43.04)
  Sub-Account                     2007 2,054,929 17.26 - 25.34 36,338,022          1.18      1.30 - 1.95    11.09 - 56.03
                                  2006 1,526,158 15.21 - 22.61 24,283,531          1.55      0.75 - 2.30    23.69 - 25.62
                                  2005 1,127,580 12.30 - 18.06 14,440,322          0.38      1.40 - 2.30    13.78 - 15.55
                                  2004 1,150,008 10.97 - 15.68 12,831,690          0.35      1.40 - 1.95    15.31 - 18.06
MIST Lazard Mid Cap               2008   809,619  9.17 - 10.00  7,568,836          0.92      0.75 - 1.95 (39.50) - (38.76)
  Sub-Account                     2007   684,831 15.15 - 16.33 10,567,455          0.30      0.75 - 1.95  (15.02) - (3.97)
                                  2006   458,517 15.89 - 16.41  7,414,914          0.30      1.30 - 1.95    12.47 - 13.20
                                  2005   444,232 12.14 - 14.50  6,369,460          0.06      1.30 - 1.95      5.98 - 6.67
                                  2004   450,243 13.33 - 13.59  6,071,445            --      1.30 - 1.95    12.19 - 12.92
MIST Met/AIM Small Cap Growth     2008 1,042,611   9.31 - 9.74  9,943,798            --      1.30 - 1.95 (39.92) - (39.52)
  Sub-Account                     2007   956,779 15.49 - 16.11 15,138,596            --      1.30 - 1.95      8.91 - 9.63
                                  2006   890,085 14.08 - 14.76 12,889,298            --      1.30 - 2.30    11.33 - 12.71
                                  2005   804,060 12.70 - 13.04 10,366,771            --      1.30 - 1.95      6.18 - 6.87
                                  2004   959,387 11.96 - 12.20 11,611,517            --      1.30 - 1.95      4.37 - 5.09
MIST Harris Oakmark International 2008 2,198,029 10.92 - 11.43 24,562,840          1.65      1.30 - 1.95 (42.03) - (41.65)
  Sub-Account                     2007 2,251,675 18.84 - 19.59 43,281,131          0.78      1.30 - 1.95   (3.04) - (2.40)
                                  2006 1,878,405 19.43 - 20.07 37,135,251          2.36      1.30 - 1.95    26.37 - 27.19
                                  2005 1,495,693 15.38 - 15.78 23,326,113            --      1.30 - 1.95    12.04 - 12.77
                                  2004 1,413,422 13.72 - 13.99 19,624,405            --      1.30 - 1.95    18.19 - 18.96
MIST Third Avenue Small Cap Value 2008 1,678,516 11.61 - 15.34 19,889,952          0.74      1.30 - 1.95 (31.18) - (30.67)
  Sub-Account                     2007 1,719,602 16.86 - 22.13 29,469,933          0.96      1.30 - 1.95   (4.90) - 20.44
                                  2006 1,548,781 17.73 - 26.25 27,923,907          0.43      1.30 - 2.30    15.55 - 11.67
                                  2005 1,233,981 15.49 - 22.72 19,975,250            --      1.30 - 1.95     3.95 - 18.70
                                  2004 1,199,890 14.11 - 14.35 17,088,119          0.43      1.30 - 1.95    24.06 - 24.87
MIST PIMCO Inflation              2008 3,147,910 10.79 - 11.20 34,541,263          3.41      1.30 - 1.95   (8.86) - (8.26)
  Protected Bond Sub-Account      2007 2,418,379 11.82 - 12.19 28,956,045          2.09      1.30 - 1.95      8.65 - 9.36
                                  2006 2,171,062 10.74 - 11.14 23,865,653          3.67      1.30 - 2.30   (1.89) - (0.91)
                                  2005 2,063,635 10.95 - 11.25 22,975,626            --      1.30 - 2.30    (0.91) - 0.08
                                  2004 2,145,251 11.12 - 11.24 23,952,015          7.41      1.30 - 1.95      6.90 - 7.60
MIST Clarion Global Real Estate   2008 1,013,561  9.14 - 16.62  9,394,523          1.65      1.30 - 1.95 (42.80) - (42.37)
  Sub-Account                     2007   861,112 15.98 - 28.84 13,923,483          0.88      1.30 - 1.95 (16.66) - (15.99)
  (Commenced 5/3/2004)            2006   625,172 18.99 - 34.33 12,114,336          0.92      1.30 - 2.30    34.46 - 35.81
                                  2005   425,688 14.12 - 25.24  6,110,404            --      1.40 - 2.30    10.72 - 15.05
                                  2004   424,738 12.78 - 12.84  5,441,059          7.43      1.30 - 1.95    27.88 - 28.44
MIST Turner Mid Cap Growth        2008   578,624   7.77 - 8.01  4,553,801            --      1.30 - 1.95 (49.30) - (48.97)
  Sub-Account                     2007   538,638 15.32 - 15.69  8,336,664            --      1.30 - 1.95    21.74 - 22.54
  (Commenced 5/3/2004)            2006   438,391 12.58 - 12.96  5,554,696            --      0.85 - 1.95      4.03 - 5.18
                                  2005   335,209 12.09 - 12.32  4,071,802            --      0.85 - 1.95     9.21 - 10.42
                                  2004   390,175 11.07 - 11.12  4,328,370            --      1.30 - 1.95    10.76 - 11.24

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 UNIT VALUE(1)             INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO         NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($)  ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ---------- ------------- ----------- ------------- ---------------- -------------------
MIST Goldman Sachs Mid Cap Value 2008  1,193,942   9.47 - 9.76  11,451,424          0.77      1.30 - 1.95 (37.31) - (36.90)
  Sub-Account                    2007  1,310,760 15.10 - 15.47  19,992,162          0.47      1.30 - 1.95      1.09 - 1.76
  (Commenced 5/3/2004)           2006  1,060,750 14.94 - 15.38  15,950,016            --      0.85 - 1.95    13.46 - 14.71
                                 2005    748,084 13.16 - 13.41   9,888,705          0.82      0.85 - 1.95    10.37 - 11.59
                                 2004    459,049 11.93 - 11.98   5,485,135          2.19      1.30 - 1.95    19.30 - 19.81
MIST MetLife Defensive Strategy  2008  7,796,898   8.91 - 9.33  70,218,620          1.30      0.85 - 1.95 (22.19) - (21.32)
  Sub-Account                    2007  4,639,907 11.45 - 11.86  53,548,580          2.03      0.85 - 1.95      3.86 - 5.02
  (Commenced 11/ 22/2004)        2006  3,865,426 11.03 - 12.30  42,850,757          0.01      0.75 - 1.95      6.53 - 7.82
                                 2005  1,508,431 10.35 - 10.43  15,665,992          1.30      1.30 - 1.95      2.47 - 3.13
                                 2004    271,751 10.10 - 10.11   2,746,772          8.71      1.30 - 1.95      1.64 - 1.71
MIST MetLife Moderate Strategy   2008 13,256,018   8.62 - 9.06 115,658,116          1.71      0.75 - 1.95 (27.85) - (26.97)
  Sub-Account                    2007 11,270,605 11.94 - 12.19 135,865,886          1.95      1.30 - 1.95      4.15 - 4.83
  (Commenced 11/ 22/2004)        2006  8,561,073 11.47 - 11.77  98,797,273          0.01      0.75 - 1.95      8.11 - 9.41
                                 2005  4,506,020 10.61 - 10.69  47,950,957          1.55      1.30 - 1.95      3.77 - 4.45
                                 2004  1,014,442 10.22 - 10.23  10,374,709          6.62      1.30 - 1.95      2.13 - 2.20
MIST MetLife Balanced Strategy   2008 26,886,863   8.23 - 8.65 223,880,205          4.81      0.75 - 1.95 (33.26) - (32.45)
  Sub-Account                    2007 25,484,457 12.32 - 12.58 316,936,441          1.63      1.30 - 1.95      2.85 - 3.52
  (Commenced 11/ 22/2004)        2006 19,173,566 11.98 - 12.30 231,113,806          0.01      0.75 - 1.95     9.82 - 11.14
                                 2005 11,206,666 10.91 - 10.99 122,628,863          1.69      1.30 - 1.95      5.06 - 5.74
                                 2004  1,510,309 10.39 - 10.40  15,693,253          4.75      1.30 - 1.95      2.84 - 2.91
MIST MetLife Growth Strategy     2008 32,877,486   7.90 - 8.31 262,939,644          3.57      0.75 - 1.95 (39.07) - (38.33)
  Sub-Account                    2007 30,046,540 12.97 - 13.24 393,211,798          1.15      1.30 - 1.95      2.67 - 3.34
  (Commenced 11/ 22/2004)        2006 22,007,855 12.64 - 12.97 279,686,928          0.01      0.75 - 1.95    11.41 - 12.75
                                 2005 12,697,225 11.34 - 11.34 144,440,071          1.31      1.30 - 1.95      7.02 - 7.72
                                 2004  3,226,645 10.60 - 10.61  34,204,856          3.00      1.30 - 1.95      3.49 - 3.56
MIST MetLife Aggressive Strategy 2008  5,804,501   7.55 - 7.75  44,335,779          3.68      1.30 - 1.95 (41.96) - (41.58)
  Sub-Account                    2007  5,687,800 13.00 - 13.27  74,631,869          1.20      1.30 - 1.95      0.89 - 1.55
  (Commenced 11/ 22/2004)        2006  4,032,224 12.89 - 13.23  52,296,693          0.01      0.75 - 1.95    11.46 - 12.80
                                 2005  1,961,998 11.56 - 11.65  22,767,192          1.14      1.30 - 1.95      8.25 - 8.96
                                 2004    229,952 10.68 - 10.69   2,457,563          1.06      1.30 - 1.95      3.72 - 3.79
MIST SSgA Growth ETF             2008    186,691   7.76 - 7.88   1,463,201          1.52      1.30 - 1.80   (33.97) - 0.94
  Sub-Account                    2007    165,782 11.86 - 11.92   1,967,634            --      1.30 - 1.50      4.04 - 4.25
  (Commenced 5/2/2005)           2006    120,406 11.40 - 11.43   1,373,423          1.40      1.30 - 1.50    12.16 - 12.38
                                 2005     11,292         10.17     114,821            --             1.30      1.66 - 1.71
MIST SSgA Growth and Income ETF  2008    142,282   8.46 - 8.60   1,215,646          1.84      1.30 - 1.80   (26.18) - 1.95
  Sub-Account                    2007    141,525 11.57 - 11.63   1,637,978            --      1.30 - 1.50      3.82 - 4.03
  (Commenced 5/2/2005)           2006     96,081 11.15 - 11.17   1,071,072          3.97      1.30 - 1.50    10.07 - 10.29
                                 2005         --         10.13          --            --             1.30      1.28 - 1.33
MIST Van Kampen Comstock         2008  1,345,513   7.14 - 7.46   9,693,668          1.69      0.75 - 1.95 (37.15) - (36.39)
  Sub-Account                    2007  1,056,695 11.36 - 11.73  12,086,984          1.19      0.75 - 1.95   (4.39) - (3.22)
  (Commenced 5/2/2005)           2006    473,672 11.81 - 12.12   5,655,471            --      0.75 - 2.30   13.42 to 15.19
                                 2005     92,205 10.41 - 10.52     964,282          2.15      0.75 - 2.30     4.15 to 5.22
MIST Legg Mason Value Equity     2008  1,025,573   4.56 - 4.70   4,720,285          0.02      0.95 - 1.95 (55.50) - (55.05)
  Sub-Account                    2007    792,641 10.24 - 10.38   8,163,982            --      1.30 - 1.95   (7.73) - (7.13)
  (Commenced 5/2/2005)           2006    538,300 11.05 - 11.25   5,992,306            --      0.75 - 2.30      4.17 - 5.79
                                 2005      2,896 10.61 - 10.63      30,758            --      1.30 - 2.30      6.10 - 6.28

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS     HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- --------------- ---------- ------------- ---------------- -------------------
MIST MFS Emerging Markets Equity  2008 1,936,402    6.10 - 11.45 11,946,033          0.91      1.10 - 1.95 (56.39) - (53.96)
  Sub-Account                     2007   647,619   13.99 - 14.14  9,100,647          0.05      1.30 - 1.95    33.97 - 34.85
  (Commenced 5/1/2006)            2006   159,951   10.42 - 10.49  1,673,250          1.84      1.30 - 2.25      4.19 - 4.86
MIST Loomis Sayles Global Markets 2008   951,326     7.69 - 7.83  7,371,133          4.77      1.30 - 1.95 (40.44) - (40.05)
  Sub-Account                     2007   699,151   12.92 - 13.06  9,069,241            --      1.30 - 1.95    25.37 - 26.19
  (Commenced 5/1/2006)            2006   144,971   10.28 - 10.35  1,496,069          2.14      1.30 - 2.25      2.81 - 3.46
MIST Met/AIM Capital Appreciation 2008    43,705     0.92 - 9.47    252,061          1.80      1.20 - 1.90 (43.73) - (43.33)
  Sub-Account                     2007    75,532    1.63 - 15.81    398,835          0.07      1.40 - 1.90     9.80 - 10.36
                                  2006    25,748    7.04 - 23.85    287,582          0.49      1.30 - 2.30      4.46 - 5.51
                                  2005    10,598    6.79 - 22.78     71,926          0.06      1.30 - 1.40      6.97 - 7.33
                                  2004    11,953    6.28 - 20.76     75,584            --      1.40 - 1.50      4.85 - 7.00
MIST BlackRock High Yield         2008   122,673   11.75 - 12.73  1,506,242          5.73      1.30 - 1.95 (25.63) - (24.95)
  Sub-Account                     2007    58,278   16.41 - 16.78    966,595          2.58      1.70 - 1.90      0.75 - 0.96
  (Commenced 11/7/2005)           2006     4,049   15.62 - 16.62     66,125            --      1.70 - 2.30      7.32 - 7.97
                                  2005        --              --         --            --               --               --
MIST Janus Forty Sub-Account      2008    28,273   78.49 - 85.85  2,309,828          4.45      1.55 - 1.90 (42.95) - (42.75)
  (Commenced 11/7/2005)           2007    10,267 137.59 - 149.97  1,470,259          0.07      1.55 - 1.90    28.00 - 28.45
                                  2006     1,236  97.82 - 120.96    141,582            --      1.40 - 2.30      0.74 - 1.65
                                  2005        --  97.10 - 119.00         --            --      1.40 - 2.30      6.14 - 6.29
MIST Pioneer Fund Sub-Account     2008    66,469   12.53 - 14.44    883,215          1.02      0.95 - 1.90 (34.11) - (33.47)
  (Commenced 11/7/2005)           2007    36,823   19.02 - 20.11    719,501          0.65      1.50 - 1.90      3.02 - 3.43
                                  2006    13,904   17.53 - 21.42    264,384          0.17      0.75 - 2.30    13.30 - 15.06
                                  2005        --   15.48 - 17.23         --            --      1.40 - 2.30      3.86 - 4.02
MIST Pioneer Strategic Income     2008   508,820   16.66 - 19.16  8,801,765          6.40      0.75 - 1.85 (12.38) - (11.41)
  Sub-Account                     2007   390,847   19.01 - 20.22  7,612,927          0.60      1.25 - 1.85      3.29 - 5.05
  (Commenced 11/7/2005)           2006   194,292   17.28 - 20.43  3,596,064          9.32      0.75 - 2.25      3.95 - 5.51
                                  2005        --   16.62 - 18.33         --            --      1.40 - 2.25      2.48 - 2.62
MIST Dreman Small Cap Value       2008   303,425    9.74 - 10.08  2,969,988          0.73      0.75 - 1.90 (26.63) - (25.19)
  Sub-Account                     2007   245,528   13.27 - 13.40  3,272,627            --      1.55 - 1.90   (2.85) - (2.50)
                                  2006    60,240   13.57 - 13.78    825,404          0.91      1.40 - 2.30    21.42 - 22.51
                                  2005        --            9.53         --            --             1.40             5.59
                                  2004     4,840           18.39     88,999          0.87             1.40            24.27
MIST BlackRock Large Cap Core     2008    63,708     7.01 - 7.20    454,220          0.50      1.65 - 1.90 (38.49) - (38.33)
  Sub-Account                     2007    36,871   11.39 - 11.67    425,769          0.89      1.65 - 1.90   (2.86) - (2.72)
  (Commenced 11/7/2005)           2006    12,560   10.53 - 11.40    139,840            --      1.40 - 2.30    11.66 - 12.66
MIST Rainier Large Cap Equity     2008   415,413     5.69 - 5.74  2,371,997            --      1.30 - 1.95 (42.93) - (42.56)
  Sub-Account                     2007    42,176     9.98 - 9.99    420,829          0.08      1.30 - 1.80   (0.23) - (0.14)
  (Commenced 11/12/2007)
MIST American Funds Balanced
  Allocation Sub-Account
  (Commenced 4/28/2008)           2008 3,473,919     6.99 - 7.02 24,318,302          6.70      1.30 - 1.95 (30.14) - (29.83)
MIST American Funds Bond
  Sub-Account
  (Commenced 4/28/2008)           2008   293,127     8.92 - 8.96  2,619,221         10.39      1.30 - 1.95 (10.81) - (10.41)

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ------------- ---------- ------------- ---------------- -------------------
MIST American Funds Growth
  Sub-Account
  (Commenced 4/28/2008)           2008   856,326   5.74 - 5.76  4,924,788          7.85      1.30 - 1.95 (42.62) - (42.36)
MIST American Funds Growth
  Allocation Sub-Account
  (Commenced 4/28/2008)           2008 3,827,807   6.34 - 6.37 24,301,779          8.65      1.15 - 1.95 (36.64) - (36.29)
MIST American Funds International
  Sub-Account
  (Commenced 4/28/2008)           2008   528,117   6.03 - 6.06  3,192,270         12.15      1.30 - 1.95 (39.68) - (39.41)
MIST American Funds Moderate
  Allocation Sub-Account
  (Commenced 4/28/2008)           2008 1,593,813   7.66 - 7.69 12,226,948          8.11      1.30 - 1.95 (23.43) - (23.09)
MIST Met/Templeton Growth
  Sub-Account
  (Commenced 4/28/2008)           2008     2,313   6.59 - 6.60     15,252          1.01      0.75 - 0.95 (34.10) - (34.01)
MIST Met/Franklin Mutual Shares
  Sub-Account
  (Commenced 4/28/2008)           2008   121,515   6.58 - 6.63    801,068          4.98      0.75 - 1.95 (34.25) - (33.70)
MIST Met/Franklin Templeton
  Founding Strategy Sub-Account
  (Commenced 4/28/2008)           2008 1,095,124   7.01 - 7.07  7,691,593          4.20      0.75 - 1.95 (29.93) - (29.35)
Russell Multi-Style Equity        2008     5,880          5.95     35,016          1.68             1.40           (41.40)
  Sub-Account                     2007    18,447         10.16    187,446          1.00             1.40             8.82
                                  2006    22,268          9.34    207,930          0.95             1.40            11.18
                                  2005    22,238          8.40    186,762          1.07             1.40             5.78
                                  2004    22,366          7.94    177,572          0.74             1.40             8.28
Russell Aggressive Equity         2008       555          8.09      4,489          0.70             1.40           (43.72)
  Sub-Account                     2007     2,547         14.38     36,634          0.35             1.40             1.97
                                  2006     3,030         14.10     42,724          0.19             1.40            13.20
                                  2005     3,032         12.46     37,769          0.18             1.40             4.89
                                  2004     3,046         11.88     36,173          3.79             1.40            13.13
Russell Non-U.S.                  2008     2,639          7.78     20,544            --             1.40           (43.22)
  Sub-Account                     2007     2,222         13.71     30,466          2.10             1.40             8.58
                                  2006     3,995         12.63     50,437          2.46             1.40            21.93
                                  2005     4,134         10.36     42,803          1.58             1.40            12.11
                                  2004     4,247          9.24     39,230          1.95             1.40            16.65
Russell Core Bond                 2008     4,134         13.71     56,669          4.34             1.40            (4.91)
  Sub-Account                     2007    19,474         14.42    280,763          5.10             1.40             5.74
                                  2006    21,347         13.63    291,052          4.51             1.40             2.28
                                  2005    21,169         13.33    282,187          3.57             1.40             0.60
                                  2004    20,979         13.25    277,989          4.28             1.40             3.21

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         ------- ------------- ---------- ------------- ---------------- -------------------
Russell Real Estate Securities      2008     416         17.66      7,357          2.02             1.40           (37.57)
  Sub-Account                       2007   2,367         28.29     66,975          2.23             1.40           (17.03)
                                    2006   2,667         34.10     90,957          1.96             1.40            33.96
                                    2005   2,699         25.46     68,704          2.11             1.40            11.39
                                    2004   2,711         22.85     61,957          8.49             1.40            33.01
AIM V.I. International Growth       2008  54,308  7.59 - 18.26    908,185          0.80      1.10 - 1.50 (41.42) - (41.18)
  Sub-Account                       2007  19,177 12.91 - 30.15    403,640          0.55      1.30 - 1.50    12.70 - 13.08
                                    2006   6,542 11.27 - 26.70    156,979          1.15      1.30 - 1.50    25.98 - 26.23
                                    2005   5,955  9.03 - 21.15    103,706          0.96      1.30 - 1.40    15.96 - 16.29
                                    2004   5,177  7.76 - 18.21     40,188          0.65      1.30 - 1.40    17.97 - 22.28
AIM V.I. Global Real Estate         2008  17,685   5.23 - 5.28     93,156         31.65      1.10 - 1.50 (45.55) - (45.33)
  Sub-Account                       2007      --            --         --            --               --               --
  (Commenced 11/12/2007)
Putnam VT Growth and Income         2008  12,806  7.45 - 36.89    103,718          2.48      0.75 - 1.50 (39.61) - (39.16)
  Sub-Account                       2007  11,559 12.30 - 60.63    155,114          1.57      0.75 - 1.50   (7.45) - (6.74)
                                    2006  14,830 13.24 - 65.01    214,090          1.71      0.75 - 1.50    14.19 - 15.05
                                    2005  13,684 11.56 - 56.51    166,207          1.85      0.75 - 1.40      3.67 - 4.44
                                    2004  10,749 11.11 - 54.11    126,996          1.70      0.75 - 1.40      8.48 - 9.81
Putnam VT Equity Income             2008   7,046 11.18 - 11.59     80,878          1.71      0.75 - 1.40 (32.10) - (31.66)
  Sub-Account                       2007   4,854 16.47 - 16.96     81,660          1.48      0.75 - 1.40      1.75 - 2.41
                                    2006   4,947 16.11 - 16.56     81,532          1.04      0.75 - 1.50    17.08 - 17.96
                                    2005   3,446 13.76 - 14.04     48,196          1.07      0.75 - 1.50      3.94 - 4.72
                                    2004   4,758 12.24 - 13.40     63,406          0.12      0.75 - 1.50    10.20 - 10.75
Putnam VT Vista                     2008  19,610          3.71     72,736            --             1.40           (46.17)
  Sub-Account                       2007  36,098          6.89    248,740            --             1.40             2.62
                                    2006  64,173          6.71    430,897            --             1.40             4.26
                                    2005  76,454  6.44 - 15.65    492,386            --      1.30 - 1.40    10.48 - 10.92
                                    2004  72,122  5.81 - 11.60    418,750            --             1.40    16.95 - 17.25
FTVIPT Templeton Foreign Securities 2008 795,639  9.30 - 23.04 11,284,385          2.36      1.30 - 1.90 (41.51) - (41.07)
  Sub-Account                       2007 711,214 15.78 - 39.15 16,248,090          1.82      1.30 - 1.90    13.27 - 14.17
                                    2006 362,978 13.82 - 37.24  6,779,342          1.10      0.75 - 2.30    18.69 - 20.54
                                    2005  24,853 11.52 - 30.90    406,480          1.14      0.75 - 1.40      7.67 - 9.35
                                    2004  21,677 10.57 - 25.69    277,223          1.04      1.50 - 1.40    15.10 - 17.52
FTVIPT Templeton Growth Securities  2008  72,221 10.70 - 11.26    797,528          1.80      0.75 - 1.65 (43.27) - (42.76)
  Sub-Account                       2007  49,595 18.84 - 19.85    973,353          1.32      0.75 - 1.65      0.66 - 1.58
  (Commenced 11/7/2005)             2006  11,905 18.41 - 20.01    233,283          0.42      0.75 - 1.90    19.52 - 20.90
                                    2005      --            --         --            --               --               --
FTVIPT Templeton Global             2008  46,079 13.13 - 13.66    613,252          2.93      1.10 - 1.50      4.62 - 5.04
  Income Securties Sub-Account      2007      --            --         --            --               --               --
  (Commenced 2/20/2007)
FTVIPT Mutual Shares Securities     2008 109,075 14.57 - 15.57  1,616,209          3.26      1.10 - 1.65 (38.14) - (37.80)
  Sub-Account                       2007  92,870 23.55 - 23.94  2,197,713          1.37      1.50 - 1.65      1.78 - 1.93
  (Commenced 11/7/2005)             2006  25,799 22.56 - 23.73    598,870          0.72      1.40 - 1.90    16.16 - 16.74
                                    2005      --            --         --            --               --               --

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         --------- ------------- ---------- ------------- ---------------- -------------------
FTVIPT Franklin Income Securities   2008   459,807 29.33 - 35.10 14,004,904          5.40      0.95 - 1.85 (30.95) - (30.32)
  Sub-Account                       2007   380,964 42.48 - 45.39 16,748,914          3.36      1.50 - 1.85      1.84 - 2.20
  (Commenced 11/7/2005)             2006   112,418 38.83 - 45.21  4,831,851          1.91      1.40 - 2.25    15.62 - 16.60
                                    2005        -- 33.28 - 38.78         --            --      1.40 - 2.25      0.82 - 0.96
FTVIPT Franklin Small Cap           2008    22,866   5.78 - 5.83    132,784          1.02      0.95 - 1.50 (34.02) - (33.65)
  Value Securities Sub-Account      2007        --            --         --            --               --               --
  (Commenced 2/20/2007)
Fidelity VIP Equity-Income          2008     3,252  8.88 - 35.52     32,800          2.36      1.40 - 1.50 (43.67) - (43.61)
  Sub-Account                       2007     3,241 15.74 - 63.05     57,301          1.36      1.40 - 1.50   (0.24) - (0.14)
                                    2006     3,262 15.76 - 65.81     57,938          3.01      1.30 - 1.50    18.15 - 18.38
                                    2005     3,059 53.50 - 55.59     46,565          1.32      1.30 - 1.50      4.00 - 4.21
                                    2004     2,930 12.80 - 51.44     37,502          2.18      1.50 - 1.40      9.05 - 9.68
Fidelity VIP Mid Cap                2008    63,464 23.92 - 25.28  1,543,057          0.27      1.10 - 1.65 (40.60) - (40.27)
  Sub-Account                       2007    31,629 40.27 - 40.82  1,277,778          0.51      1.50 - 1.65    13.44 - 13.61
  (Commenced 11/7/2005)             2006    10,070 34.80 - 35.93    359,419            --      1.50 - 1.90    10.29 - 10.73
                                    2005        --            --         --            --               --               --
Fidelity VIP Contrafund             2008   391,868 25.21 - 28.60 10,108,558          0.96      0.95 - 1.85 (43.67) - (43.16)
  Sub-Account                       2007   330,921 44.76 - 46.54 15,082,787          1.02      1.55 - 1.85    15.34 - 15.69
  (Commenced 11/7/2005)             2006   170,987 36.99 - 40.96  6,746,573          1.28      1.40 - 2.25     9.11 - 10.04
                                    2005        -- 37.22 - 33.90         --            --      1.40 - 2.25      4.82 - 4.97
MSF MetLife Stock Index             2008 1,910,760   8.18 - 8.56 16,018,073          1.66      1.30 - 1.95 (38.48) - (38.07)
  Sub-Account                       2007 1,498,764 13.29 - 13.82 20,352,656          0.77      1.30 - 1.95      2.94 - 3.61
                                    2006 1,255,895 12.91 - 13.34 16,505,258          1.59      1.30 - 1.95    12.97 - 13.70
                                    2005 1,070,187 11.43 - 11.73 12,415,191          1.26      1.30 - 1.95      2.37 - 3.03
                                    2004   885,194 11.17 - 11.39 10,001,094          0.53      1.30 - 1.95      8.14 - 8.85
MSF Julius Baer International Stock 2008    25,650 10.52 - 11.65    286,613          2.96      1.40 - 1.65 (45.16) - (45.02)
  Sub-Account                       2007    30,502 19.15 - 21.18    624,430          0.86      1.40 - 1.65      8.26 - 8.53
                                    2006    26,246 16.59 - 19.91    498,405          1.25      0.75 - 1.90    14.05 - 15.36
                                    2005    21,458 14.55 - 17.22    365,393          0.46      0.75 - 1.90    15.38 - 16.71
                                    2004    26,584 13.32 - 14.82    390,385          1.18      0.85 - 1.50    14.16 - 16.98
MSF BlackRock Bond Income           2008   117,368 41.61 - 54.34  5,077,642          4.74      0.75 - 1.90   (5.39) - (4.39)
  Sub-Account                       2007    93,145 43.98 - 56.83  4,221,029          2.07      0.75 - 1.90      4.12 - 5.23
  (Commenced 5/3/2004)              2006    17,516 38.47 - 54.01    777,311          1.91      0.75 - 2.30      1.90 - 3.36
                                    2005     1,827 41.32 - 52.26     83,096          3.04      0.75 - 1.80      0.34 - 1.39
                                    2004       380         47.26     17,962            --             1.40             4.39
MSF BlackRock Money Market          2008 5,413,169 10.40 - 11.42 57,731,501          2.46      0.75 - 1.95      0.61 - 1.83
  Sub-Account                       2007 2,524,096 10.34 - 10.78 26,671,133          4.74      1.30 - 1.95      2.78 - 3.61
  (Commenced 5/3/2004)              2006 2,096,094 10.06 - 10.78 21,477,637          4.48      0.75 - 1.95      2.54 - 3.77
                                    2005 1,164,088 19.81 - 10.39 11,615,345          2.86      0.75 - 1.95      0.69 - 1.49
                                    2004    17,035          9.91    168,867          1.04             1.40            (0.42)
MSF Davis Venture Value             2008 4,388,150  8.60 - 25.63 39,410,894          1.15      0.75 - 1.95 (40.63) - (39.91)
  Sub-Account                       2007 4,056,492 14.49 - 42.65 60,113,279          0.57      0.75 - 1.95      2.40 - 3.65
                                    2006 3,498,617 14.15 - 41.15 50,502,310          0.67      0.75 - 1.95    12.20 - 13.55
                                    2005 2,751,510 12.61 - 36.24 35,309,808          0.51      0.75 - 1.95      8.02 - 9.32
                                    2004 2,872,840 11.68 - 33.15 34,014,012          0.32      0.75 - 1.95      8.13 - 9.97

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                  UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                      LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                            UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                        --------- ------------- ---------- ------------- ---------------- -------------------
MSF Harris Oakmark Focused Value   2008 1,096,469   8.44 - 8.85  9,489,131          0.04      1.30 - 1.95 (47.18) - (46.83)
  Sub-Account                      2007 1,073,234 15.98 - 16.65 17,528,467          0.33      1.30 - 1.95   (8.88) - (8.28)
                                   2006 1,040,267 17.53 - 18.16 18,595,465          0.09      1.30 - 1.95    10.01 - 10.73
                                   2005   980,663 15.94 - 16.40 15,888,971            --      1.30 - 1.95      7.60 - 8.29
                                   2004   956,965 14.81 - 15.14 14,368,392          1.06      1.30 - 1.95      7.53 - 8.23
MSF Jennison Growth                2008 1,875,682   7.86 - 8.20 15,052,257          2.12      1.30 - 1.95 (37.78) - (37.37)
  Sub-Account                      2007 1,605,864 12.63 - 13.09 20,659,520          0.18      1.30 - 1.95      9.23 - 9.94
                                   2006 1,396,542  5.09 - 13.84 16,385,508            --      0.75 - 1.95      0.55 - 1.76
                                   2005 1,062,311  5.07 - 11.50 12,356,023            --      1.30 - 1.95    11.35 - 11.52
                                   2004 1,231,304 10.33 - 10.50 12,830,144          0.01      1.30 - 1.95      6.83 - 7.53
MSF MFS Total Return               2008   201,206 10.11 - 40.51  6,737,770          3.43      0.75 - 1.90 (23.78) - (22.93)
  Sub-Account                      2007   193,867 13.21 - 52.56  8,493,936          1.76      0.75 - 1.90      2.20 - 3.34
                                   2006    86,321 12.87 - 50.86  3,659,208          3.11      0.75 - 2.30     9.43 - 11.10
                                   2005     3,672 39.80 - 45.78     98,175          0.98      0.75 - 1.50      1.32 - 2.08
                                   2004     2,306 39.28 - 44.85     33,535          2.94      0.75 - 1.50      8.66 - 9.20
MSF Capital Guardian U.S. Equity   2008    63,311   7.36 - 7.74    468,102          0.91      0.75 - 1.50 (41.30) - (40.85)
  Sub-Account                      2007    60,330 12.54 - 12.94    759,095          0.27      0.95 - 1.50   (1.81) - (1.27)
  (Commenced 11/22/2004)           2006    60,688 12.77 - 13.23    778,138          6.41      0.75 - 1.50      8.20 - 9.02
                                   2005    70,792  8.93 - 12.13    825,583          0.01      0.75 - 1.50      3.94 - 6.11
                                   2004    81,368  8.48 - 11.59    903,018          0.32      0.75 - 1.50     7.24 - 14.55
MSF Western Asset Management       2008     1,313 17.43 - 17.68     23,081          4.23      1.40 - 1.50 (16.49) - (16.40)
  Strategic Bond Opportunities     2007     1,361 20.87 - 21.15     28,639          4.07      1.40 - 1.50      2.15 - 2.25
  Sub-Account                      2006     3,696 20.43 - 22.38     76,321          4.69      0.75 - 1.50      3.27 - 4.04
  (Commenced 5/3/2004)             2005     3,670 19.78 - 21.51     73,297          2.94      0.75 - 1.50      1.04 - 1.80
                                   2004     3,629   19.58-19.98     71,700                      1.30-1.50        5.94-6.08
MSF Western Asset Management U.S.  2008   742,282 15.06 - 16.98 11,685,161          3.29      1.10 - 1.95   (2.46) - (1.62)
  Government Sub-Account           2007   335,818 15.43 - 16.93  5,410,492          2.37      1.25 - 1.95      2.01 - 2.68
  (Commenced 5/2/2005)             2006   192,698 14.50 - 16.38  3,025,855          1.09      1.30 - 2.30      1.56 - 2.58
                                   2005    13,519 14.28 - 15.96    210,149            --      1.30 - 2.30     (.70) - (.40)
MSF T. Rowe Price Small Cap Growth 2008    36,708   9.41 - 9.99    352,406            --      1.40 - 1.90 (37.52) - (37.21)
  Sub-Account                      2007     5,583 15.73 - 15.91     88,747            --      1.40 - 1.50      7.89 - 8.00
                                   2006     5,516 14.58 - 15.70     81,191            --      0.75 - 1.50      2.09 - 2.86
                                   2005     5,989 14.29 - 15.26     86,308            --      0.75 - 1.50      9.07 - 9.89
                                   2004     7,086 13.10 - 13.20     93,534            --      1.40 - 1.50      6.54 - 6.61
MSF T. Rowe Price                  2008    66,188   8.48 - 8.89    573,547          0.30      1.30 - 1.65 (42.95) - (42.68)
  Large Cap Growth Sub-Account     2007    73,525 15.07 - 15.51  1,115,693          0.18      1.30 - 1.50      7.56 - 7.94
  (Commenced 5/3/2004)             2006    69,795 14.01 - 14.89    984,473          0.10      0.75 - 1.50    11.21 - 12.04
                                   2005    28,908 12.60 - 55.40    366,191          0.35      0.75 - 1.50      4.75 - 5.54
                                   2004    18,267 12.03 - 53.20    220,989            --      0.85 - 1.50      7.96 - 8.29
MSF Franklin Templeton             2008    25,103   6.42 - 6.80    161,820            --      0.75 - 1.50 (42.19) - (41.75)
  Small Cap Growth Sub-Account     2007    23,791 11.10 - 11.25    264,777            --      1.30 - 1.50      2.75 - 2.96
  (Commenced 5/3/2004)             2006    26,486 10.62 - 10.93    286,973            --      1.30 - 1.80      7.77 - 8.31
                                   2005     1,742 18.17 - 19.26    187,981            --      1.30 - 1.80      2.06 - 3.14
                                   2004     1,190 18.04 - 18.21      3,449            --      1.40 - 1.50    12.43 - 12.58

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                   UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                       LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                             UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                         --------- ------------- ---------- ------------- ---------------- -------------------
MSF BlackRock Strategic Value       2008     1,092 12.17 - 12.38     13,394          0.23      1.30 - 1.50 (39.47) - (39.35)
  Sub-Account                       2007     1,138 20.10 - 20.41     23,041          0.06      1.30 - 1.50   (5.13) - (4.94)
  (Commenced 5/3/2004)              2006     1,028 20.78 - 22.25     21,908          0.10      0.75 - 1.80    14.37 - 15.57
                                    2005     1,742 18.17 - 19.25     32,325            --      0.75 - 1.80      2.06 - 3.14
                                    2004     1,190 18.04 - 18.21     21,552            --      1.30 - 1.50    12.43 - 12.58
MSF Oppenheimer Global Equity       2008    26,913 11.51 - 12.80    313,489          1.74      0.75 - 1.65 (41.53) - (41.00)
  Sub-Account                       2007    16,966 19.69 - 20.01    335,264          0.60      1.50 - 1.65      4.51 - 4.67
  (Commenced 5/2/2005)              2006     3,382 18.38 - 20.58     65,152          0.67      0.75 - 1.90    14.17 - 15.48
                                    2005       218 16.10 - 17.82      3,892            --      0.75 - 1.90    16.73 - 16.73
MSF FI Large Cap Sub-Account        2008    27,740   9.30 - 9.77    262,228            --      1.50 - 1.90 (45.86) - (45.64)
  (Commenced 5/1/2006)              2007    25,882 17.18 - 17.97    451,130          0.12      1.50 - 1.90      1.98 - 2.39
                                    2006     8,734 16.16 - 17.74    141,662          0.13      1.40 - 2.30      3.73 - 4.67
MSF FI Value Leaders Sub-Account    2008    25,904 12.63 - 13.27    333,263          1.65      1.50 - 1.90 (40.16) - (39.92)
  (Commenced 11/7/2005)             2007    14,443 21.11 - 22.08    312,933          0.75      1.50 - 1.90      2.12 - 2.53
                                    2006     9,168 19.83 - 21.76    193,937            --      1.40 - 2.30      7.04 - 8.00
                                    2005        --            --         --            --               --               --
MSF MetLife Aggressive Allocation   2008   153,264   7.39 - 7.47  1,139,292          0.52      1.55 - 1.85 (41.54) - (41.37)
  Sub-Account                       2007   100,537 12.64 - 12.74  1,275,413          0.05      1.55 - 1.85      1.37 - 1.67
  (Commenced 11/7/2005)             2006    39,044 12.39 - 12.57    487,913            --      1.40 - 2.25    11.82 - 12.78
                                    2005        --            --         --            --               --               --
MSF MetLife Conservative Allocation 2008   133,983   9.34 - 9.41  1,259,967          0.96      1.65 - 1.85 (15.96) - (15.79)
  Sub-Account                       2007    58,563         11.17    654,380            --             1.65             3.83
  (Commenced 11/7/2005)             2006    55,733 10.65 - 10.81    599,716            --      1.40 - 2.25      3.88 - 4.76
                                    2005        --            --         --            --               --               --
MSF MetLife Conservative to         2008   193,745   8.85 - 8.92  1,721,627          0.89      1.65 - 1.85 (23.04) - (22.88)
  Moderate Allocation Sub-Account   2007    86,095 11.50 - 11.56    993,288            --      1.65 - 1.85      2.88 - 3.09
  (Commenced 11/7/2005)             2006    13,244 11.10 - 11.26    148,388            --      1.40 - 2.25      6.08 - 6.98
                                    2005        --            --         --            --               --               --
MSF MetLife Moderate Allocation     2008 1,102,766   8.36 - 8.46  9,268,041          0.72      1.55 - 1.85 (29.95) - (29.73)
  Sub-Account                       2007   769,596 11.94 - 12.04  9,229,588          0.01      1.55 - 1.85      2.42 - 2.73
  (Commenced 11/7/2005)             2006   251,739 11.58 - 11.75  2,943,348            --      1.40 - 2.25      8.31 - 9.23
                                    2005        --            --         --            --               --               --
MSF MetLife Moderate to             2008   722,722   7.74 - 7.83  5,615,130          0.51      1.55 - 1.85 (36.31) - (36.12)
  Aggressive Allocation Sub-Account 2007   421,099 12.15 - 12.25  5,132,758          0.03      1.55 - 1.85      1.94 - 2.24
  (Commenced 11/7/2005)             2006   218,070 11.84 - 12.01  2,604,858            --      1.40 - 2.25     9.59 - 10.53
                                    2005        --            --         --            --               --               --
MSF MFS Value Sub-Account           2008   153,826 10.86 - 11.93  1,701,329          1.75      0.75 - 1.90 (33.80) - (30.01)
  (Commenced 11/7/2005)             2007   114,399 16.40 - 17.03  1,909,054            --      1.50 - 1.90      5.60 - 6.03
                                    2006    25,279 15.02 - 16.20    399,200          2.72      1.40 - 2.30    18.58 - 19.65
                                    2005        -- 12.66 - 13.54         --            --      1.40 - 2.30      2.54 - 2.71
MSF Met/Dimensional
  International Small Company
  Sub-Account
  (Commenced 11/10/2008)            2008     5,465 10.13 - 10.14     55,367            --      1.30 - 1.75      0.65 - 0.71

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                 UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                         UNITS     HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       ------- --------------- ---------- ------------- ---------------- -------------------
PIMCO VIT High Yield              2008   8,385   10.80 - 11.06     91,023          7.83      1.30 - 1.50 (24.65) - (24.50)
  Sub-Account                     2007   8,976   14.32 - 14.64    129,266          6.93      1.30 - 1.50      1.96 - 2.16
                                  2006   9,739   14.03 - 14.33    137,505          6.91      1.30 - 1.50      7.49 - 7.70
                                  2005   5,517   13.11 - 13.31     72,246          6.23      1.30 - 1.50      2.58 - 2.78
                                  2004   1,204   12.78 - 12.95     15,291          7.44      1.30 - 1.50      8.34 - 8.48
PIMCO VIT Low Duration            2008  12,236   12.79 - 12.89    157,346          4.07      1.40 - 1.50   (1.90) - (1.81)
  Sub-Account                     2007   9,002   13.04 - 13.13    117,864          4.76      1.40 - 1.50      5.77 - 5.87
                                  2006   9,448   12.33 - 12.53    116,910          4.20      1.30 - 1.50      2.43 - 2.64
                                  2005   8,448   12.04 - 12.21    102,017          2.81      1.30 - 1.50   (0.49) - (0.29)
                                  2004   7,965   12.10 - 12.24     96,599          1.86      1.30 - 1.50      0.51 - 0.64
Pioneer VCT Mid Cap Value         2008  36,146   21.14 - 22.82    775,931          0.88      1.10 - 1.65 (34.85) - (34.49)
  Sub-Account                     2007  26,303   32.45 - 33.08    859,209          0.55      1.50 - 1.65      3.61 - 3.77
  (Commenced 11/7/2005)           2006   6,585   30.41 - 31.88    208,127            --      1.50 - 1.90    10.16 - 10.60
                                  2005      --              --         --            --               --               --
American Funds Bond
  Sub-Account
  (Commenced 4/28/2008)           2008 109,249   13.76 - 14.68  1,557,543         10.52      1.10 - 1.65 (10.84) - (10.34)
American Funds Global Growth      2008 859,773   16.81 - 19.22 14,802,920          2.05      0.75 - 1.90 (39.55) - (38.85)
  Sub-Account                     2007 623,978   27.80 - 30.77 17,713,054          3.27      0.95 - 1.90    12.68 - 13.76
  (Commenced 11/7/2005)           2006 209,756   23.74 - 27.58  5,285,664          0.56      0.75 - 2.30    17.70 - 19.53
                                  2005      --              --         --            --               --               --
American Funds Growth-Income      2008 233,938   64.95 - 82.29 15,993,876          1.92      0.95 - 1.90 (39.02) - (38.44)
  Sub-Account                     2007 177,704 106.51 - 117.20 19,825,012          1.99      1.50 - 1.90      3.06 - 3.47
  (Commenced 11/7/2005)           2006  67,192  94.31 - 115.89  7,256,377          2.61      1.40 - 2.30    12.59 - 13.61
                                  2005      --  83.76 - 102.01         --            --      1.40 - 2.30      4.51 - 4.66
American Funds Growth             2008 245,411  86.15 - 114.72 22,343,828          0.95      0.75 - 1.90 (45.03) - (44.39)
  Sub-Account                     2007 166,443 156.72 - 172.44 27,274,788          1.01      1.50 - 1.90    10.22 - 10.67
  (Commenced 11/7/2005)           2006  65,239 129.74 - 159.43  9,695,716          1.35      1.40 - 2.30      7.72 - 8.69
                                  2005      --              --         --            --               --               --
American Funds Global Small       2008  34,506   15.77 - 17.36    562,980            --      0.75 - 1.65 (54.29) - (53.87)
  Capitalization Sub-Account      2007      --              --         --            --               --               --
  (Commenced 2/20/2007)
UIF Equity and Income Sub-Account 2008 366,355   11.50 - 11.97  4,239,538          2.49      0.95 - 1.65 (23.95) - (23.41)
  (Commenced 11/7/2005)           2007 314,456   15.12 - 15.23  4,764,594          2.28      1.50 - 1.65      1.66 - 1.81
                                  2006 103,030   14.74 - 14.96  1,534,867          0.41      1.50 - 1.90    10.46 - 10.91
                                  2005      --              --         --            --               --               --
UIF U.S Mid Cap Value Sub-Account 2008  18,522     6.34 - 6.39    117,795          0.81      1.10 - 1.50 (42.30) - (42.06)
  (Commenced 2/20/2007)           2007      --              --         --            --               --               --
UIF U.S. Real Estate              2008 107,050   14.92 - 29.65  1,744,382          3.49      1.10 - 1.65 (38.92) - (38.58)
  Sub-Account                     2007  85,204   24.42 - 24.67  2,085,160          2.12      1.50 - 1.65 (18.44) - (18.31)
  (Commenced 11/7/2005)           2006  23,991   29.52 - 30.20    719,688          0.14      1.50 - 1.90    35.46 - 36.00
                                  2005      --              --         --            --               --               --
Van Kampen LIT Comstock           2008 163,645    9.30 - 10.18  1,541,991          2.04      0.95 - 1.65 (36.86) - (36.41)
  Sub-Account                     2007 125,178   14.73 - 14.89  1,849,855          0.90      1.50 - 1.65   (3.94) - (3.79)
  (Commenced 11/7/2005)           2006  29,778   15.09 - 15.48    457,327            --      1.50 - 1.90    13.87 - 14.32

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6. FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                              UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                  LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                        UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                      ------- ------------- ---------- ------------- ---------------- -------------------
Van Kampen LIT Growth and Income 2008 178,352  9.45 - 18.34  2,079,324          1.49      0.95 - 1.65 (33.32) - (32.85)
  Sub-Account                    2007 109,554 14.18 - 14.33  1,559,237          0.84      1.50 - 1.65      0.84 - 0.99
  (Commenced 11/7/2005)          2006  35,031 13.84 - 14.19    494,446            --      1.50 - 1.90    13.80 - 14.25
                                 2005      -- 12.16 - 12.42         --            --      1.50 - 1.90      2.34 - 2.41
LMPVET Small Cap Growth          2008 113,589  8.19 - 10.28    962,401            --      1.10 - 1.90 (41.83) - (41.36)
  Sub-Account                    2007 104,212 14.09 - 14.41  1,480,386            --      1.50 - 1.90      7.93 - 8.36
  (Commenced 11/7/2005)          2006  82,352 12.81 - 13.36  1,083,366            --      1.40 - 2.30    10.21 - 11.20
                                 2005      --            --         --            --               --               --
LMPVET Investors Sub-Account     2008  79,048 10.50 - 10.97    847,551          2.23      1.50 - 1.90 (36.84) - (36.59)
  (Commenced 11/7/2005)          2007  21,114 16.63 - 17.30    357,828          1.65      1.50 - 1.90    (5.25) - 2.19
                                 2006   8,665 15.74 - 17.05    142,619          2.94      1.40 - 2.30    15.58 - 16.62
                                 2005      --            --         --            --               --               --
LMPVET Equity Index Sub-Account  2008 173,954  6.27 - 17.90  2,920,332          1.96      1.55 - 2.90 (39.14) - (38.46)
  (Commenced 11/7/2005)          2007 188,163 10.22 - 29.42  5,216,753          2.23      1.55 - 2.90      2.17 - 3.30
                                 2006 110,285  9.61 - 28.80  2,930,755          2.72      1.40 - 2.90    12.11 - 13.52
                                 2005      --            --         --            --               --               --
LMPVET Fundamental Value         2008 174,312 20.62 - 23.70  3,758,198          1.83      0.95 - 1.90 (37.78) - (37.18)
  Sub-Account                    2007 151,388 33.14 - 35.06  5,189,168          1.65      1.50 - 1.90   (0.65) - (0.25)
  (Commenced 11/7/2005)          2006  63,532 31.66 - 35.61  2,183,111          3.56      1.40 - 2.30    14.15 - 15.18
                                 2005      --            --         --            --               --               --
LMPVET Appreciation Sub-Account  2008 193,892 11.28 - 25.50  4,381,445          1.49      0.95 - 1.90 (30.77) - (29.98)
  (Commenced 11/7/2005)          2007 154,202 31.59 - 33.71  4,934,030          1.44      1.50 - 1.90      6.37 - 6.80
                                 2006  50,231 27.95 - 32.05  1,549,906          2.55      1.40 - 2.30    12.19 - 13.21
                                 2005      --            --         --            --               --               --
LMPVET Aggressive Growth         2008 866,787   7.78 - 8.89  6,880,616            --      1.10 - 1.90 (41.53) - (41.06)
  Sub-Account                    2007 777,004 13.31 - 13.62 10,475,283            --      1.50 - 1.90   (0.42) - (0.01)
  (Commenced 11/7/2005)          2006 402,453 13.12 - 13.68  5,435,477            --      1.40 - 2.30      6.32 - 7.28
                                 2005      --            --         --            --               --               --
LMPVET Large Cap Growth          2008  34,369   8.63 - 9.01    303,205          0.28      1.50 - 1.90 (38.48) - (38.23)
  Sub-Account                    2007  34,871 14.02 - 14.58    498,459          0.07      1.50 - 1.90      3.31 - 3.73
  (Commenced 11/7/2005)          2006  11,283 13.11 - 14.18    154,919          0.34      1.40 - 2.30      2.22 - 3.15
                                 2005      --            --         --            --               --               --
LMPVET Social Awareness          2008     344 21.50 - 22.41      7,645          1.97      1.50 - 1.75 (26.50) - (26.32)
  Sub-Account                    2007     351 29.71 - 30.42     10,573          1.55      1.50 - 1.65      9.07 - 9.24
  (Commenced 11/7/2005)          2006     260 26.26 - 27.85      7,217          0.57      1.50 - 1.90      5.67 - 6.09
                                 2005      --            --         --            --               --               --
LMPVET Capital and Income        2008 540,604   7.82 - 9.92  4,958,838          1.03      0.95 - 1.85 (36.16) - (35.58)
  Sub-Account                    2007 491,630 14.69 - 14.97  6,949,079          1.71      1.50 - 1.85      3.41 - 3.78
  (Commenced 11/7/2005)          2006 147,857 14.18 - 14.70  2,137,211          2.95      1.40 - 2.25     9.67 - 10.61
                                 2005      --            --         --            --               --               --
LMPVET Capital Sub-Account       2008  72,670   9.34 - 9.58    685,416          0.05      1.50 - 1.90 (43.23) - (43.00)
  (Commenced 11/7/2005)          2007  90,858 16.46 - 16.89  1,508,688          0.58      1.50 - 1.90    (0.08) - 0.32
                                 2006  30,227 16.19 - 16.82    502,782          1.11      1.40 - 2.30    11.04 - 12.04
                                 2005      --            --         --            --               --               --

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
OF FIRST METLIFE INVESTORS INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)

6. FINANCIAL HIGHLIGHTS -- (CONCLUDED)

                                                 UNIT VALUE(1)            INVESTMENT(2) EXPENSE RATIO(3)  TOTAL RETURN(4)
                                                     LOWEST TO        NET        INCOME        LOWEST TO        LOWEST TO
                                           UNITS   HIGHEST ($) ASSETS ($)     RATIO (%)      HIGHEST (%)      HIGHEST (%)
                                       --------- ------------- ---------- ------------- ---------------- -------------------
LMPVET Global Equity              2008    97,929 10.52 - 10.76  1,039,940          0.08      1.50 - 1.85 (42.40) - (42.19)
  Sub-Account                     2007    92,419 18.27 - 18.61  1,702,253          0.64      1.50 - 1.85      2.98 - 3.34
  (Commenced 11/7/2005)           2006    59,137 17.41 - 18.08  1,057,125          1.54      1.40 - 2.30    12.59 - 13.60
                                  2005        --            --         --            --               --               --
LMPVET Dividend Strategy          2008    57,114   6.81 - 7.07    396,434          3.06      1.50 - 1.90 (29.93) - (29.65)
  Sub-Account                     2007    54,511  9.72 - 10.05    539,240          3.17      1.50 - 1.90      4.44 - 4.86
  (Commenced 11/7/2005)           2006    14,850   9.04 - 9.59    140,785          4.29      1.50 - 2.30    15.26 - 16.18
                                  2005        --            --         --            --               --               --
LMPVET Lifestyle Allocation 50%   2008    51,774 11.35 - 11.55    594,061          3.39      1.50 - 1.65 (28.53) - (28.42)
  Sub-Account                     2007    56,674 15.88 - 16.14    908,688          5.01      1.50 - 1.65      1.51 - 1.67
  (Commenced 11/7/2005)           2006    13,022 15.26 - 15.88    205,596          5.52      1.50 - 1.90      6.19 - 6.61
                                  2005        --            --         --            --               --               --
LMPVET Lifestyle Allocation 70%   2008    25,139   9.67 - 9.84    243,783          2.77      1.50 - 1.65 (33.87) - (33.77)
  Sub-Account                     2007    19,241 14.62 - 14.86    282,073          6.89      1.50 - 1.65      2.13 - 2.28
  (Commenced 11/7/2005)           2006       351 13.97 - 14.53      5,108          2.21      1.50 - 1.90      6.81 - 7.24
                                  2005        --            --         --            --               --               --
LMPVET Lifestyle Allocation 85%   2008    29,209   9.36 - 9.70    277,173          2.59      1.35 - 1.65 (38.44) - (38.26)
  Sub-Account                     2007    10,133 15.21 - 15.46    154,963          6.84      1.50 - 1.65      1.66 - 1.82
  (Commenced 11/7/2005)           2006        93 14.59 - 15.18      1,419          0.99      1.50 - 1.90      7.41 - 7.84
                                  2005        --            --         --            --               --               --
LMPVIT Global High Yield Bond     2008   269,405 10.66 - 11.80  2,965,293         11.37      0.95 - 1.90 (32.13) - (31.48)
  Sub-Account                     2007   230,195 15.71 - 16.73  3,701,261         10.61      1.25 - 1.90   (5.14) - (1.56)
  (Commenced 11/7/2005)           2006    77,538 15.48 - 16.73  1,265,029         11.37      1.40 - 2.30      8.13 - 9.11
                                  2005        --            --         --            --               --               --
LMPVIT Adjustable Rate Income     2008    51,320   7.83 - 7.98    404,525          5.31      1.50 - 1.85 (22.63) - (22.35)
  Sub-Account                     2007    49,988 10.12 - 10.28    508,595          9.03      1.50 - 1.85   (0.51) - (0.16)
  (Commenced 11/7/2005)           2006    11,506 10.04 - 10.33    117,357          9.45      1.40 - 2.25      1.79 - 2.66
                                  2005        --            --         --            --               --               --
LMPVIT Money Market Sub-Account   2008 1,644,399 12.99 - 14.84 22,329,431          2.36      0.95 - 1.90      0.67 - 1.63
  (Commenced 11/7/2005)           2007   686,199 12.91 - 14.02  9,190,782          4.77      1.25 - 1.95      0.56 - 3.34
                                  2006   340,316 11.93 - 13.35  4,420,529          3.31      1.40 - 2.30      2.26 - 3.18
                                  2005        --            --         --            --               --               --
Oppenheimer Main Street Small Cap 2008    51,363 10.29 - 10.60    535,777          0.10      1.10 - 1.50 (38.93) - (38.68)
  Sub-Account                     2007        --            --         --            --               --               --
  (Commenced 2/20/2007)

(1) The Company sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series, or fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series, or fund in which the Sub-Account invests.

(3) These amounts represent the annualized contract expenses of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series, or fund have been excluded.

(4) These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series, or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on minimum and maximum returns within each product grouping of the applicable Sub-Account.

FIRST METLIFE INVESTORS INSURANCE COMPANY
(a wholly-owned subsidiary of MetLife, Inc.)

Financial Statements

for the Years Ended December 31, 2008, 2007 and 2006 and Report of Independent Registered Public Accounting Firm

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of First MetLife Investors Insurance
Company:

     We have audited the accompanying balance sheets of First MetLife Investors Insurance Company (the "Company") as of December 31, 2008 and 2007, and the related statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements present fairly, in all material respects, the financial position of First MetLife Investors Insurance Company as of December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for certain assets and liabilities to a fair value measurement approach as required by accounting guidance adopted on January 1, 2008, and changed its method of accounting for income taxes as required by accounting guidance adopted on January 1, 2007.

/s/ DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 14, 2009

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 BALANCE SHEETS
                           DECEMBER 31, 2008 AND 2007

                 (IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)


                                                             2008         2007
                                                          ----------   ----------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at
     estimated fair value (amortized cost: $247,837 and
     $117,220, respectively)............................  $  244,417   $  115,779
  Mortgage loans on real estate.........................      19,746       14,929
  Short-term investments................................      30,412        9,644
                                                          ----------   ----------
     Total investments..................................     294,575      140,352
Cash and cash equivalents...............................     157,398       40,175
Accrued investment income...............................       2,279        1,416
Premiums and other receivables..........................     966,952      554,256
Deferred policy acquisition costs and value of business
  acquired..............................................      95,085      108,842
Current income tax recoverable..........................      23,680        9,715
Other assets............................................      57,955       57,379
Separate account assets.................................   1,497,846    1,812,733
                                                          ----------   ----------
     Total assets.......................................  $3,095,770   $2,724,868
                                                          ==========   ==========
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits................................  $   72,706   $   30,435
  Policyholder account balances.........................     957,894      639,417
  Other policyholder funds..............................       4,479        3,463
  Deferred income tax liability.........................      78,246       30,531
  Other liabilities.....................................     131,994        6,268
  Separate account liabilities..........................   1,497,846    1,812,733
                                                          ----------   ----------
     Total liabilities..................................   2,743,165    2,522,847
                                                          ----------   ----------
CONTINGENCIES AND GUARANTEES (NOTE 8)

STOCKHOLDER'S EQUITY:
Common stock, par value $10 per share; 200,000 shares
  authorized, issued and outstanding....................       2,000        2,000
Additional paid-in capital..............................     269,819      169,819
Retained earnings.......................................      83,009       31,066
Accumulated other comprehensive income (loss)...........      (2,223)        (864)
                                                          ----------   ----------
     Total stockholder's equity.........................     352,605      202,021
                                                          ----------   ----------
     Total liabilities and stockholder's equity.........  $3,095,770   $2,724,868
                                                          ==========   ==========




               See accompanying notes to the financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                              STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                 (IN THOUSANDS)

                                                          2008       2007       2006
                                                        --------   --------   -------
REVENUES
Premiums..............................................  $ 28,530   $ 19,883   $ 9,102
Universal life and investment-type product policy
  fees................................................    37,141     32,111    19,249
Net investment income.................................     9,680      7,790     9,606
Other revenues........................................    24,128     24,917    24,453
Net investment gains (losses).........................   115,277     18,019    (6,447)
                                                        --------   --------   -------
  Total revenues......................................   214,756    102,720    55,963
                                                        --------   --------   -------
EXPENSES
Policyholder benefits and claims......................    39,351     18,505     9,095
Interest credited to policyholder account balances....    25,082     26,091    31,372
Other expenses........................................    72,681     38,703     9,093
                                                        --------   --------   -------
  Total expenses......................................   137,114     83,299    49,560
                                                        --------   --------   -------
Income before provision for income tax................    77,642     19,421     6,403
Provision for income tax..............................    25,699      5,282     1,618
                                                        --------   --------   -------
Net income............................................  $ 51,943   $ 14,139   $ 4,785
                                                        ========   ========   =======




               See accompanying notes to the financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                       STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                 (IN THOUSANDS)

                                                                         ACCUMULATED
                                                ADDITIONAL                  OTHER
                                       COMMON     PAID-IN    RETAINED   COMPREHENSIVE
                                        STOCK     CAPITAL    EARNINGS   INCOME (LOSS)     TOTAL
                                       ------   ----------   --------   -------------   --------
Balance at January 1, 2006...........  $2,000    $ 70,921     $12,140         $   246   $ 85,307
Capital contribution from MetLife,
  Inc. (Note 9)......................              30,000                                 30,000
Capital contribution of intangible
  asset from MetLife, Inc. (Note 9)..              18,898                                 18,898
Comprehensive income:
  Net income.........................                           4,785                      4,785
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                             106        106
                                                                                        --------
     Other comprehensive income
       (loss)........................                                                        106
                                                                                        --------
  Comprehensive income...............                                                      4,891
                                       ------    --------     -------         -------   --------
Balance at December 31, 2006.........   2,000     119,819      16,925             352    139,096
Cumulative effect of a change in
  accounting principle, net of income
  tax (Note 1).......................                               2                          2
                                       ------    --------     -------         -------   --------
Balance at January 1, 2007...........   2,000     119,819      16,927             352    139,098
Capital contribution from MetLife,
  Inc. (Note 9)......................              50,000                                 50,000
Comprehensive income:
  Net income.........................                          14,139                     14,139
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                          (1,216)    (1,216)
                                                                                        --------
     Other comprehensive income
       (loss)........................                                                     (1,216)
                                                                                        --------
  Comprehensive income...............                                                     12,923
                                       ------    --------     -------         -------   --------
Balance at December 31, 2007.........   2,000     169,819      31,066            (864)   202,021
Capital contribution from MetLife,
  Inc. (Note 9)......................             100,000                                100,000
Comprehensive income:
  Net income.........................                          51,943                     51,943
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related
       offsets and income tax........                                          (1,359)    (1,359)
                                                                                        --------
     Other comprehensive income
       (loss)........................                                                     (1,359)
                                                                                        --------
  Comprehensive income...............                                                     50,584
                                       ------    --------     -------         -------   --------
Balance at December 31, 2008.........  $2,000    $269,819     $83,009         $(2,223)  $352,605
                                       ======    ========     =======         =======   ========




               See accompanying notes to the financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                            STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006

                                 (IN THOUSANDS)


                                                         2008        2007        2006
                                                      ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..........................................  $  51,943   $  14,139   $   4,785
Adjustments to reconcile net income to net cash
  (used in) provided by operating activities:
     Depreciation and amortization expenses.........        471         279          13
     Amortization of premiums and accretion of
       discounts associated with investments, net...         48          48         118
     (Gains) losses from sales of investments, net..   (115,277)    (18,019)      6,448
     Interest credited to policyholder account
       balances.....................................     25,082      26,091      31,372
     Universal life and investment-type product
       policy fees..................................    (37,141)    (32,111)    (19,249)
     Change in accrued investment income............       (863)        (59)        620
     Change in premiums and other receivables.......   (282,799)     88,120     (50,127)
     Change in deferred policy acquisition costs,
       net..........................................     13,646     (27,671)    (39,860)
     Change in insurance-related liabilities........     43,207      18,300       8,329
     Change in income tax payable...................     34,482      21,504       2,234
     Change in other assets.........................     23,695      25,439      15,571
     Change in other liabilities....................    125,726      (9,250)      7,455
                                                      ---------   ---------   ---------
Net cash (used in) provided by operating
  activities........................................   (117,780)    106,810     (32,291)
                                                      ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities......................     35,676      26,984     161,929
     Mortgage loans on real estate..................        154       1,619         998
  Purchases of:
     Fixed maturity securities......................   (168,181)    (39,713)   (101,092)
     Mortgage loans on real estate..................     (4,968)     (2,248)     (7,454)
  Net change in short-term investments..............    (20,765)      4,498      (7,497)
  Other, net........................................     (3,210)        370         (79)
                                                      ---------   ---------   ---------
Net cash (used in) provided by investing
  activities........................................   (161,294)     (8,490)     46,805
                                                      ---------   ---------   ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits.......................................    471,235     629,401     638,698
     Withdrawals....................................   (174,938)   (767,188)   (659,877)
  Capital contribution from MetLife, Inc. ..........    100,000      50,000      30,000
                                                      ---------   ---------   ---------
Net cash provided by (used in) financing
  activities........................................    396,297     (87,787)      8,821
                                                      ---------   ---------   ---------
Change in cash and cash equivalents.................    117,223      10,533      23,335
Cash and cash equivalents, beginning of year........     40,175      29,642       6,307
                                                      ---------   ---------   ---------
CASH AND CASH EQUIVALENTS, END OF YEAR..............  $ 157,398   $  40,175   $  29,642
                                                      =========   =========   =========
Supplemental disclosures of cash flow information:
  Net cash refunded during the year for:
     Income tax.....................................  $  (8,783)  $ (15,893)  $      --
                                                      =========   =========   =========
  Non-cash transactions during the year:
     Contribution of intangible asset from MetLife,
       Inc., net of deferred income tax (Note 9)....  $      --   $      --   $  18,898
                                                      =========   =========   =========




               See accompanying notes to the financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                        NOTES TO THE FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     First MetLife Investors Insurance Company (the "Company"), a New York domiciled life insurance company, is a wholly-owned subsidiary of MetLife, Inc. ("MetLife"). The Company markets and administers traditional life, universal life, variable annuity and fixed annuity products. The Company is licensed to do business in the state of New York. Most of the policies issued present no significant mortality or longevity risk to the Company, but rather represent investment deposits by the policyholders.

  BASIS OF PRESENTATION

     Certain amounts in the prior years' financial statements have been reclassified to conform with the 2008 presentation.

     Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the financial statements. The most critical estimates include those used in determining:

          (i) the estimated fair value of investments in the absence of quoted market values;

          (ii) investment impairments;

          (iii) the recognition of income on certain investments;

          (iv) the existence and estimated fair value of embedded derivatives requiring bifurcation;

          (v) the estimated fair value of and accounting for derivatives;

          (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

          (vii) the liability for future policyholder benefits;

          (viii) accounting for income taxes and the valuation of deferred tax assets;

          (ix) accounting for reinsurance transactions; and

          (x) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Fair Value

     As described below, certain assets and liabilities are measured at estimated fair value on the Company's balance sheets. In addition, the footnotes to the financial statements include disclosures of estimated fair values. Effective January 1, 2008, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 157,

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In many cases, the exit price and the transaction (or entry) price will be the same at initial recognition. However, in certain cases, the transaction price may not represent fair value. Under SFAS 157, fair value of a liability is based on the amount that would be paid to transfer a liability to a third party with the same credit standing. SFAS 157 requires that fair value be a market-based measurement in which the fair value is determined based on a hypothetical transaction at the measurement date, considered from the perspective of a market participant. When quoted prices are not used to determine fair value, SFAS 157 requires consideration of three broad valuation techniques: (i) the market approach, (ii) the income approach, and (iii) the cost approach. The approaches are not new, but SFAS 157 requires that entities determine the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs. SFAS 157 prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available. The Company has categorized its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). An asset or liability's classification within the fair value hierarchy is based on the lowest level of significant input to its valuation. SFAS 157 defines the input levels as follows:

       Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

       Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities other than quoted prices in Level 1; quoted prices in markets that are not active; or other inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

       Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability. Level 3 assets and liabilities include financial instruments whose values are determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of estimated fair value requires significant management judgment or estimation.

     The measurement and disclosures under SFAS 157 in the accompanying financial statements and footnotes exclude certain items such as nonfinancial assets and nonfinancial liabilities initially measured at estimated fair value in a business combination, reporting units measured at estimated fair value in the first step of a goodwill impairment test and indefinite-lived intangible assets measured at estimated fair value for impairment assessment. The effective date for these items was deferred to January 1, 2009.

     Prior to adoption of SFAS 157, estimated fair value was determined based solely upon the perspective of the reporting entity. Therefore, methodologies used to determine the estimated fair value of certain financial instruments prior to January 1, 2008, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Investments

     The Company's principal investments are in fixed maturity securities, mortgage loans on real estate and short-term investments. The accounting policies related to each are as follows:

          Fixed Maturity Securities. The Company's fixed maturity securities are classified as available-for-sale and are reported at their estimated fair value.

          Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss), net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. This interest income is recorded in net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are estimated by management using inputs obtained from third party specialists, including broker-dealers, and based on management's knowledge of the current market. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The amortized cost of fixed maturity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value. The Company's review of its fixed maturity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below amortized cost by 20% or more for six months or greater. An extended and severe unrealized loss position on a fixed maturity security may not have any impact on the ability of the issuer to service all scheduled interest and principal payments and the Company's evaluation of recoverability of all contractual cash flows, as well as the Company's ability and intent to hold the security, including holding the security until the earlier of a recovery in value, or until maturity. See also Note 2.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost: (ii) the potential for impairments of securities

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


     when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector;
     (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than amortized cost (See also Note 2); (vii) unfavorable changes in forecasted cash flows on mortgage-backed and asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          In periods subsequent to the recognition of an other-than-temporary impairment on a debt security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the debt security in a prospective manner based on the amount and timing of estimated future cash flows.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Based on the facts and circumstances of the individual loans being impaired, valuation allowances are established for the excess carrying value of the loan over either: (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's estimated fair value. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or when the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates estimated fair value, or stated at estimated fair value, if available. Short-term investments also include investments in affiliated money market pools.

          Estimates and Uncertainties. The Company's investments are exposed to four primary sources of risk: credit, interest rate, liquidity risk, and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments and the recognition of income on certain investments. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented within the financial statements.

          When available, the estimated fair value of the Company's fixed maturity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

          When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

          The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

          When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

          Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

          The determination of the amount of allowances and impairments, as applicable, is described previously by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g., loan-backed securities, including mortgage-backed and asset-backed securities, certain structured investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, to manage the risk associated with variability in cash flows or changes in estimated fair values related to the Company's financial instruments. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value as determined through the use of quoted market prices for exchange-traded derivatives or through the use of pricing models for over-the-counter derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


valuation methodologies and inputs that are assumed to be consistent with what other market participants would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk (including the counterparties to the contract), volatility, liquidity and changes in estimates and assumptions used in the pricing models.

     The significant inputs to the pricing models for most over-the-counter derivatives are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Significant inputs that are observable generally include: interest rates, foreign currency exchange rates, interest rate curves, credit curves and volatility. However, certain over-the-counter derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Significant inputs that are unobservable generally include: independent broker quotes, credit correlation assumptions, references to emerging market currencies and inputs that are outside the observable portion of the interest rate curve, credit curve, volatility or other relevant market measure. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such instruments. Most inputs for over-the-counter derivatives are mid market inputs but, in certain cases, bid level inputs are used when they are deemed more representative of exit value. Market liquidity as well as the use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

     The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all over-the-counter derivatives after taking into account the effects of netting agreements and collateral arrangements. Credit risk is monitored and consideration of any potential credit adjustment is based on a net exposure by counterparty. This is due to the existence of netting agreements and collateral arrangements which effectively serve to mitigate credit risk. The Company values its derivative positions using the standard swap curve which includes a credit risk adjustment. This credit risk adjustment is appropriate for those parties that execute trades at pricing levels consistent with the standard swap curve. As the Company and its significant derivative counterparties consistently execute trades at such pricing levels, additional credit risk adjustments are not currently required in the valuation process. The need for such additional credit risk adjustments is monitored by the Company. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. The evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are generally reported in net investment gains (losses). The fluctuations in estimated fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the estimated fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or
(ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. The Company had no fair value hedges during the years ended December 31, 2008, 2007 and 2006.

     Under a cash flow hedge, changes in the estimated fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the estimated fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the statement of income within interest income or interest expense to match the location of the hedged item. The Company had no cash flow hedges during the years ended December 31, 2008, 2007 and 2006.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. If the instrument would not be accounted for in its entirety at estimated fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at estimated fair value in the financial statements and that their related changes in estimated fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions, agency and policy issuance expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Total DAC and VOBA amortization during a particular period may increase or decrease depending upon the relative size of the amortization change resulting from the adjustment to DAC and VOBA for the update of actual gross profits and the re-estimation of expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

     Prior to 2007, DAC related to any internally replaced contract was generally expensed at the date of replacement. As described more fully in "Adoption of New Accounting Pronouncements" effective January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). Under SOP 05-1, an internal replacement is defined as a modification in product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If the modification substantially changes the contract, the DAC is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in interest credited to policyholder account balances. Each year the Company reviews the deferred sales inducements to determine the recoverability of these balances.

  Value of Distribution Agreements

     Value of distribution agreements ("VODA") is reported in other assets and represents the present value of future profits associated with the expected future business derived from the distribution agreements. The VODA associated with past acquisitions are amortized over useful lives ranging from 10 to 30 years and such amortization is included in other assets. Each year the Company reviews VODA to determine the recoverability of these balances.

  Goodwill

     Goodwill, which is included in other assets, is the excess of cost over the estimated fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter.

     Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. Management has concluded that the Company has one reporting unit.

     For purposes of goodwill impairment testing, if the carrying value of a reporting unit's goodwill exceeds its estimated fair value, there is an indication of impairment and the implied fair value of the goodwill is determined in the same manner as the amount of goodwill would be determined in a business acquisition. The excess of the carrying value of goodwill over the implied fair value of goodwill is recognized as an impairment and recorded as a charge against net income.

     In performing its goodwill impairment tests, when management believes meaningful comparable market data are available, the estimated fair value of the reporting unit is determined using a market multiple approach. When relevant comparables are not available, the Company uses a discounted cash flow model.

     Management applies significant judgment when determining the estimated fair value of the reporting unit. The valuation methodologies utilized are subject to key assumptions that are sensitive to change. Estimates of fair value are inherently uncertain and represent only management's reasonable expectation regarding future developments. These estimates and the judgments and assumptions upon which the estimates are based will, in all likelihood, differ in some respects from actual future results. Declines in the estimated fair value of the Company's reporting unit could result in goodwill impairments in future periods.

     Management concluded it was appropriate to perform an interim goodwill impairment test at December 31, 2008. Based upon the tests performed, management concluded no impairment of goodwill had occurred at December 31, 2008. Additionally, the Company recognized no impairments of goodwill during the years ended December 31, 2007 and 2006. Goodwill was $177 thousand at both December 31, 2008 and 2007.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities are approximately 5%.

     Future policy benefit liabilities for individual traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rate assumptions used in establishing such liabilities range from 5% to 8%.

     The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts as follows:

     - Guaranteed minimum death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's ("S&P") 500 Index. The benefit assumptions used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Guaranteed minimum income benefit ("GMIB") liabilities are determined by estimating the expected value of the income benefits in excess of the projected account balance at any future date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for estimating the GMIB liabilities are consistent with those used for estimating the GMDB liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates an assumption for the percentage of the potential annuitizations that may be elected by the contractholder. Certain GMIBs have settlement features that result in a portion of that guarantee being accounted for as an embedded derivative and are recorded in policyholder account balances as described below.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company establishes policyholder account balances for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMWB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is an embedded derivative, which is measured at estimated fair value separately from the host variable annuity product. The risk associated with GMAB riders written is ceded 100% to an affiliate through a reinsurance agreement.

     For GMWB, GMAB and certain GMIB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     At the inception, the GMWB, GMAB and certain GMIB are accounted for as embedded derivatives with changes in estimated fair value reported in net investment gains (losses).

     The Company attributes to the embedded derivative a portion of the expected future rider fees to be collected from the policyholder equal to the present value of expected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

     The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Beginning in 2008, the valuation of these embedded derivatives now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration publicly available information relating to the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment.

     These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior, and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraphs to an affiliated reinsurance company. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances relate to investment-type contracts, universal life-type policies and certain guaranteed minimum benefit riders. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances for these contracts are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; and
(ii) credited interest, ranging from 3% to 12%, less expenses, mortality charges, and withdrawals.

  Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities and premiums received in advance.

     The liability for policy and contract claims generally relates to incurred but not reported death claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its individual life contracts as premium received in advance and applies the cash received to premiums when due.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

     The portion of fees allocated to embedded derivatives described previously is recognized within net investment gains (losses) as part of the estimated fair value of the embedded derivative.

  Other Revenues

     Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance treaties. Such fees are recognized in the period in which services are performed.

  Income Taxes

     The Company joins with MetLife and its includable life insurance and non-life insurance subsidiaries in filing a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended.

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

          (i) future taxable income exclusive of reversing temporary differences and carryforwards;

          (ii) future reversals of existing taxable temporary differences;

          (iii) taxable income in prior carryback years; and

          (iv) tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities (See also
Note 7) or when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events, such as changes in tax laws, tax regulations, or interpretations of such laws or regulations, could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the financial statements in the year these changes occur.

     As described more fully in "Adoption of New Accounting Pronouncements" the Company adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes -- An Interpretation of FASB Statement No. 109 ("FIN 48") effective January 1, 2007. Under FIN 48, the

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products.

     For each of its reinsurance agreements, the Company determines if the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business, are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance agreements are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Litigation Contingencies

     The Company is a party to legal actions and is involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's net income or cash flows.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Assets within the Company's separate accounts primarily include actively traded mutual funds. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and
(iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value which is based on the estimated fair values of the underlying assets comprising the portfolios of an individual separate account. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Fair Value

     Effective January 1, 2008, the Company adopted SFAS 157, which defines fair value, establishes a consistent framework for measuring fair value, establishes a fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements and applied the provisions of the statement prospectively to assets and liabilities measured at fair value. The adoption of SFAS 157 changed the valuation of the Company's embedded derivatives, most significantly the valuation of embedded derivatives associated with certain riders on variable annuity contracts. The change in valuation of embedded derivatives associated with riders on annuity contracts resulted from the incorporation of risk margins associated with non capital market inputs and the inclusion of the Company's own credit standing in their valuation. At January 1, 2008, the impact of adopting SFAS 157 on assets and liabilities measured at estimated fair value was $4,200 thousand ($2,730 thousand, net of income tax) and was recognized as a change in estimate in the accompanying statement of income where it was presented in the respective income statement caption to which the item measured at estimated fair value is presented. There were no significant changes in estimated fair value of items measured at fair value and reflected in accumulated other comprehensive income
(loss). The addition of risk margins and the Company's own credit spread in the valuation of embedded derivatives associated with annuity contracts may result in significant volatility in the Company's net income in future periods. Note 11 presents the estimated fair value of all assets and liabilities required to be measured at estimated fair value as well as the expanded fair value disclosures required by SFAS 157.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to recognize related unrealized gains and losses in earnings. The fair value option is applied on an instrument-by-instrument basis upon adoption of the standard, upon the acquisition of an eligible financial asset, financial liability or firm commitment or when certain specified reconsideration events occur. The fair value election is an irrevocable election. Effective January 1, 2008, the Company did not elect the fair value option for any instruments.

     Effective January 1, 2008, the Company adopted FASB Staff Position ("FSP") No. FAS 157-2, Effective Date of FASB Statement No. 157 which delays the effective date of SFAS 157 for certain nonfinancial assets and liabilities that are recorded at fair value on a nonrecurring basis. The effective date is delayed until January 1, 2009 and impacts balance sheet items including nonfinancial assets and liabilities in a business combination and the impairment testing of goodwill and long-lived assets.

     Effective September 30, 2008, the Company adopted FSP No. FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active ("FSP 157-3"). FSP 157-3 provides guidance on how a company's internal cash flow and discount rate assumptions should be considered in the measurement of fair value when relevant market data does not exist, how observable market information in an inactive market affects fair value measurement and how the use of market quotes should be considered when assessing the relevance of observable and unobservable data available to measure fair value. The adoption of FSP 157-3 did not have a material impact on the Company's financial statements.

  Investments

     Effective December 31, 2008, the Company adopted FSP No. EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20 ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the guidance in EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased Beneficial Interests and Beneficial Interests That Continue to Be Held by a Transferor in Securitized Financial Assets, to more closely align the guidance to determine whether an other-than-temporary impairment has occurred for a beneficial interest in a securitized financial asset with the guidance in SFAS 115, Accounting for Certain Investments in Debt and Equity Securities for debt securities classified as available-for-sale or held-to-maturity. The adoption of FSP EITF 99-20-1 did not have an impact on the Company's financial statements.

  Derivative Financial Instruments

     Effective December 31, 2008, the Company adopted FSP No. FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees -- An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 ("FSP 133-1 and FIN 45-4"). FSP 133-1 and FIN 45-4 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133") to require certain enhanced disclosures by sellers of credit derivatives by requiring additional information about the potential adverse effects of changes in their credit risk, financial performance, and cash flows. It also amends FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others -- An Interpretation of FASB Statements No. 5, 57, and 107 and Rescission of FASB Interpretation No. 34 ("FIN 45"), to require an additional disclosure about the current status of the payment/performance risk of a guarantee. The Company was not required to provide any additional disclosures in its financial statements.

     Effective January 1, 2008, the Company adopted SFAS 133 Implementation Issue No. E-23, Clarification of the Application of the Shortcut Method ("Issue E-23"). Issue E-23 amended SFAS 133 by permitting interest rate swaps to have a non-zero fair value at inception when applying the shortcut method of assessing hedge effectiveness, as long as the difference between the transaction price
(zero) and the fair value (exit price), as defined by

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


SFAS 157, is solely attributable to a bid-ask spread. In addition, entities are not precluded from applying the shortcut method of assessing hedge effectiveness in a hedging relationship of interest rate risk involving an interest bearing asset or liability in situations where the hedged item is not recognized for accounting purposes until settlement date as long as the period between trade date and settlement date of the hedged item is consistent with generally established conventions in the marketplace. The adoption of Issue E-23 did not have an impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

          (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

          (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

          (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

          (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's financial statements.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  Income Taxes

     Effective January 1, 2007, the Company adopted FIN 48. FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement, and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made.

     As a result of the implementation of FIN 48, the Company recognized a $2 thousand decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption of FIN 48, the Company did not have any unrecognized tax benefits. See also Note 7.

  Insurance Contracts

     Effective January 1, 2007, the Company adopted SOP 05-1 which provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. In addition, in February 2007, the American Institute of Certified Public Accountants issued related Technical Practice Aids ("TPAs") to provide further clarification of SOP 05-1. The TPAs became effective concurrently with the adoption of SOP 05-1.

     As a result of the adoption of SOP 05-1 and the related TPAs, if an internal replacement modification substantially changes a contract, then the DAC is written off immediately through income and any new deferrable costs associated with the new replacement are deferred. If a contract modification does not substantially change the contract, the DAC amortization on the original contract will continue and any acquisition costs associated with the related modification are immediately expensed. The adoption of SOP 05-1 and the related TPAs did not have an impact on the Company's financial statements.

  Other Pronouncements

     Effective January 1, 2008, the Company adopted FSP No. FIN 39-1, Amendment of FASB Interpretation No. 39 ("FSP 39-1"). FSP 39-1 amends FASB Interpretation No. 39, Offsetting of Amounts Related to Certain Contracts ("FIN 39"), to permit a reporting entity to offset fair value amounts recognized for the right to reclaim cash collateral (a receivable) or the obligation to return cash collateral (a payable) against fair value amounts recognized for derivative instruments executed with the same counterparty under the same master netting arrangement that have been offset in accordance with FIN 39. FSP 39-1 also amends FIN 39 for certain terminology modifications. Upon adoption of FSP 39-1, the Company did not change its accounting policy of not offsetting fair value amounts recognized for derivative instruments under master netting arrangements. The adoption of FSP 39-1 did not have an impact on the Company's financial statements.

     Effective January 1, 2007, the Company adopted SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. The adoption of SFAS 156 did not have an impact on the Company's financial statements.

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities at January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's financial statements.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Business Combinations

     In December 2007, the FASB issued SFAS No. 141 (revised 2007), Business Combinations -- A Replacement of FASB Statement No. 141 ("SFAS 141(r)") and SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- An Amendment of ARB No. 51 ("SFAS 160"). In April 2009, the FASB also issued FSP 141(r)-1, Accounting for Assets Acquired and Liabilities Assumed in a Business Combination that Arise from Contingencies ("FSP 141(r)-1"). Under these pronouncements:

     - All business combinations (whether full, partial or "step" acquisitions) result in all assets and liabilities of an acquired business being recorded at fair value, with limited exceptions.

     - Acquisition costs are generally expensed as incurred; restructuring costs associated with a business combination are generally expensed as incurred subsequent to the acquisition date.

     - The fair value of the purchase price, including the issuance of equity securities, is determined on the acquisition date.

     - Assets acquired and liabilities assumed in a business combination that arise from contingencies are recognized at fair value if the acquisition-date fair value can be reasonably determined. If the fair value is not estimable, an asset or liability is recorded if existence or incurrence at the acquisition date is probable and its amount is reasonably estimable.

     - Certain acquired contingent liabilities are recorded at fair value at the acquisition date and subsequently measured at either the higher of such amount or the amount determined under existing guidance for non-acquired contingencies.

     - Changes in deferred tax asset valuation allowances and income tax uncertainties after the acquisition date generally affect income tax expense.

     - Noncontrolling interests (formerly known as "minority interests") are valued at fair value at the acquisition date and are presented as equity rather than liabilities.

     - When control is attained on previously noncontrolling interests, the previously held equity interests are remeasured at fair value and a gain or loss is recognized.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     - Purchases or sales of equity interests that do not result in a change in control are accounted for as equity transactions.

     - When control is lost in a partial disposition, realized gains or losses are recorded on equity ownership sold and the remaining ownership interest is remeasured and holding gains or losses are recognized.

     The pronouncements are effective for fiscal years beginning on or after December 15, 2008 and apply prospectively to business combinations after that date. Presentation and disclosure requirements related to noncontrolling interests must be retrospectively applied. The Company will apply the guidance in SFAS 141(r) and FSP 141(r)-1 prospectively on its accounting for future acquisitions and does not expect the adoption of SFAS 160 to have a material impact on the Company's financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-6, Equity Method Investment Accounting Considerations ("EITF 08-6"). EITF 08-6 addresses a number of issues associated with the impact that SFAS 141(r) and SFAS 160 might have on the accounting for equity method investments, including how an equity method investment should initially be measured, how it should be tested for impairment, and how changes in classification from equity method to cost method should be treated. EITF 08-6 is effective prospectively for fiscal years beginning on or after December 15, 2008. The Company does not expect the adoption of EITF 08-6 to have a material impact on the Company's financial statements.

     In November 2008, the FASB ratified the consensus on EITF Issue No. 08-7, Accounting for Defensive Intangible Assets ("EITF 08-7"). EITF 08-7 requires that an acquired defensive intangible asset (i.e., an asset an entity does not intend to actively use, but rather, intends to prevent others from using) be accounted for as a separate unit of accounting at time of acquisition, not combined with the acquirer's existing intangible assets. In addition, the EITF concludes that a defensive intangible asset may not be considered immediately abandoned following its acquisition or have indefinite life. The Company will apply the guidance of EITF 08-7 prospectively to its intangible assets acquired after fiscal years beginning on or after December 15, 2008.

     In April 2008, the FASB issued FSP No. FAS 142-3, Determination of the Useful Life of Intangible Assets ("FSP 142-3"). FSP 142-3 amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under SFAS No. 142, Goodwill and Other Intangible Assets ("SFAS 142"). This change is intended to improve the consistency between the useful life of a recognized intangible asset under SFAS 142 and the period of expected cash flows used to measure the fair value of the asset under SFAS 141(r) and other GAAP. FSP 142-3 is effective for financial statements issued for fiscal years beginning after December 15, 2008, and interim periods within those fiscal years. The requirement for determining useful lives and related disclosures will be applied prospectively to intangible assets acquired as of, and subsequent to, the effective date.

  Derivative Financial Instruments

     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- An Amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires enhanced qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The Company will provide all of the material required disclosures in the appropriate future annual periods.

  Other Pronouncements

     In September 2008, the FASB ratified the consensus on EITF Issue No. 08-5, Issuer's Accounting for Liabilities Measured at Fair Value with a Third-Party Credit Enhancement ("EITF 08-5"). EITF 08-5 concludes that

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


an issuer of a liability with a third-party credit enhancement should not include the effect of the credit enhancement in the fair value measurement of the liability. In addition, EITF 08-5 requires disclosures about the existence of any third-party credit enhancement related to liabilities that are measured at fair value. EITF 08-5 is effective in the first reporting period beginning after December 15, 2008 and will be applied prospectively, with the effect of initial application included in the change in fair value of the liability in the period of adoption. The Company does not expect the adoption of EITF 08-5 to have a material impact on the Company's financial statements.

     In February 2008, the FASB issued FSP No. FAS 140-3, Accounting for Transfers of Financial Assets and Repurchase Financing Transactions ("FSP 140-3"). FSP 140-3 provides guidance for evaluating whether to account for a transfer of a financial asset and repurchase financing as a single transaction or as two separate transactions. FSP 140-3 is effective prospectively for financial statements issued for fiscal years beginning after November 15, 2008. The Company does not expect the adoption of FSP 140-3 to have a material impact on its financial statements.

2.  INVESTMENTS

  FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the amortized cost, gross unrealized gain and loss, estimated fair value of the Company's fixed maturity securities, and the percentage that each sector represents by the respective total holdings at:

                                                            DECEMBER 31, 2008
                                           --------------------------------------------------
                                                        GROSS UNREALIZED
                                           AMORTIZED   -----------------    ESTIMATED    % OF
                                              COST       GAIN      LOSS    FAIR VALUE   TOTAL
                                           ---------   -------   -------   ----------   -----
                                                             (IN THOUSANDS)
U.S. Treasury/agency securities..........   $115,118   $10,738   $   409    $125,447     51.3%
U.S. corporate securities................     69,472     2,209     5,864      65,817     27.0
Residential mortgage-backed securities...     37,550       793     6,504      31,839     13.0
Commercial mortgage-backed securities....     10,348        --       586       9,762      4.0
Foreign corporate securities.............     12,825        18     3,215       9,628      3.9
Asset-backed securities..................      1,983        --       670       1,313      0.5
Foreign government securities............        541        82        12         611      0.3
                                            --------   -------   -------    --------    -----
  Total fixed maturity securities (1)....   $247,837   $13,840   $17,260    $244,417    100.0%
                                            ========   =======   =======    ========    =====




                                                             DECEMBER 31, 2007
                                             ------------------------------------------------
                                                              GROSS
                                                            UNREALIZED
                                             AMORTIZED   ---------------    ESTIMATED    % OF
                                                COST      GAIN     LOSS    FAIR VALUE   TOTAL
                                             ---------   ------   ------   ----------   -----
                                                              (IN THOUSANDS)
U.S. Treasury/agency securities............   $ 23,390   $  443   $   --    $ 23,833     20.5%
U.S. corporate securities..................     47,405      228      799      46,834     40.4
Residential mortgage-backed securities.....     21,900       44    1,015      20,929     18.1
Commercial mortgage-backed securities......     10,899       56        4      10,951      9.5
Foreign corporate securities...............     12,763      113      650      12,226     10.6
Foreign government securities..............        863      143       --       1,006      0.9
                                              --------   ------   ------    --------    -----
  Total fixed maturity securities (1)......   $117,220   $1,027   $2,468    $115,779    100.0%
                                              ========   ======   ======    ========    =====



--------

   (1) The Company classifies perpetual securities that have attributes of both debt and equity as fixed maturity securities if the security has a punitive interest rate step-up feature as it believes in most instances this feature will compel the issuer to redeem the security at the specified call date. Perpetual securities that do not have a

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

       punitive interest rate step-up feature are classified as non-redeemable preferred stock. Many of such securities have been issued by non-U.S. financial institutions that are accorded Tier 1 and Upper Tier 2 capital treatment by their respective regulatory bodies and are commonly referred to as "perpetual hybrid securities." Perpetual hybrid securities held by the Company and included within fixed maturity securities (primarily within foreign corporate securities) at December 31, 2008 and 2007 had an estimated fair value of $3,392 thousand and $6,075 thousand, respectively.

     Below Investment Grade or Non Rated Fixed Maturity Securities. The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $4,721 thousand and $6,085 thousand at December 31, 2008 and 2007, respectively. These securities had net unrealized losses of $1,018 thousand and $4 thousand at December 31, 2008 and 2007, respectively.

     Non-Income Producing Fixed Maturity Securities. There were no non-income producing fixed maturity securities at both December 31, 2008 and 2007.

     Fixed Maturity Securities Credit Enhanced by Financial Guarantee
Insurers. There were no fixed maturity securities credit enhanced by financial guarantee insurers at December 31, 2008.

     Concentrations of Credit Risk (Fixed Maturity Securities). The following section contains a summary of the concentrations of credit risk related to fixed maturity securities holdings.

     The Company is not exposed to any concentrations of credit risk of any single issuer greater than 10% of the Company's stockholder's equity, other than securities of the U.S. government and certain U.S. government agencies. At December 31, 2008 and 2007, the Company's holdings in U.S. Treasury and agency fixed maturity securities at estimated fair value were $125,447 thousand and $23,833 thousand, respectively. As shown in the sector table above, at December 31, 2008 the Company's three largest exposures in its fixed maturity security portfolio were U.S. Treasury/agency securities (51.3%), U.S. corporate fixed maturity securities (27.0%), and residential mortgage-backed securities (13.0%); and at December 31, 2007 were U.S. corporate fixed maturity securities (40.4%),U.S. Treasury/agency securities (20.5%), and residential mortgage-backed securities (18.1%).

     Concentrations of Credit Risk (Fixed Maturity Securities) -- U.S. and Foreign Corporate Securities. At December 31, 2008 and 2007, the Company's holdings in U.S. corporate and foreign corporate fixed maturity securities at estimated fair value were $75,445 thousand and $59,060 thousand, respectively. The Company maintains a diversified portfolio of corporate securities across industries and issuers. At December 31, 2008, the portfolio does not have exposure to any single issuer in excess of 1% of cash and total invested assets. At December 31, 2007, the top ten holdings were each in excess of 1% of cash and total invested assets. The exposure to the largest single issuer of corporate fixed maturity securities held at December 31, 2008 and 2007 was $3,023 thousand and $3,012 thousand, respectively. At December 31, 2008 and 2007, the Company's combined holdings in the ten issuers to which it had the greatest exposure totaled $23,680 thousand and $24,325 thousand, respectively,

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


the total of these ten issuers being less than 6% and 14% of the Company's cash and total invested assets at such dates. The table below shows the major industry types that comprise the corporate fixed maturity holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN THOUSANDS)
Consumer....................................    $23,292     30.9%    $15,385     26.1%
Utility.....................................     17,076     22.6       8,648     14.6
Industrial..................................     13,986     18.5       8,805     14.9
Foreign (1).................................      9,628     12.8      12,226     20.7
Finance.....................................      7,608     10.1       9,778     16.6
Communications..............................      3,855      5.1       4,218      7.1
                                                -------    -----     -------    -----
  Total.....................................    $75,445    100.0%    $59,060    100.0%
                                                =======    =====     =======    =====



--------

   (1) Includes U.S. dollar-denominated debt obligations of foreign obligors and other fixed maturity foreign investments.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Residential Mortgage-Backed Securities. The Company's residential mortgage-backed securities consist of the following holdings at:

                                                            DECEMBER 31,
                                              ---------------------------------------
                                                     2008                 2007
                                              ------------------   ------------------
                                               ESTIMATED    % OF    ESTIMATED    % OF
                                              FAIR VALUE   TOTAL   FAIR VALUE   TOTAL
                                              ----------   -----   ----------   -----
                                                           (IN THOUSANDS)
Residential mortgage-backed securities:
  Pass-through securities...................    $18,033     56.6%    $ 1,705      8.1%
  Collateralized mortgage obligations.......     13,806     43.4      19,224     91.9
                                                -------    -----     -------    -----
Total residential mortgage-backed
  securities................................    $31,839    100.0%    $20,929    100.0%
                                                =======    =====     =======    =====



     Collateralized mortgage obligations are a type of mortgage-backed security that creates separate pools or tranches of pass-through cash flows for different classes of bondholders with varying maturities. Pass-through mortgage-backed securities are a type of asset-backed security that is secured by a mortgage or collection of mortgages. The monthly mortgage payments from homeowners pass from the originating bank through an intermediary, such as a government agency or investment bank, which collects the payments, and for a fee, remits or passes these payments through to the holders of the pass-through securities.

     At December 31, 2008, the exposures in the Company's residential mortgage-backed securities portfolio consist of agency and prime securities of 66% and 34% of the total holdings, respectively. At December 31, 2008 and 2007, $31,839 thousand and $20,929 thousand, respectively, or 100% for both of the residential mortgage-backed securities were rated Aaa/AAA by Moody's Investors Service ("Moody's"), S&P, or Fitch Ratings ("Fitch"). The majority of the residential mortgage-backed securities are guaranteed or otherwise supported by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association. Prime residential mortgage lending includes the origination of residential mortgage loans to the most credit worthy customers with high quality credit profiles. Alt-A residential mortgage loans are a classification of mortgage loans where the risk profile of the borrower falls between prime and sub-prime. There were no Alt-A residential mortgage-backed securities held at both December 31, 2008 and 2007.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Commercial Mortgage-Backed Securities. At December 31, 2008 and 2007, the Company's holdings in commercial mortgage-backed securities was $9,762 thousand and $10,951 thousand, respectively, at estimated fair value. At both December 31, 2008 and 2007, all of the estimated fair value of the commercial mortgage-backed securities were rated Aaa/AAA by Moody's, S&P, or Fitch. At December 31, 2008, 100% of the holdings are in the 2005 and prior vintage years. At December 31, 2008, the Company had no exposure to CMBX securities or commercial real estate collateralized debt obligation securities.

     Concentrations of Credit Risk (Fixed Maturity Securities) -- Asset-Backed Securities. At December 31, 2008, the Company's holdings in asset-backed securities was $1,313 thousand, at estimated fair value. There were no asset-backed securities held at December 31, 2007. At December 31, 2008, $1,313 thousand or 100% of total asset-backed securities were rated Aaa/AAA by Moody's, S&P or Fitch. At December 31, 2008, all of the Company's asset-backed securities portfolio were credit card receivables. Sub-prime mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles. At both December 31, 2008 and 2007, the Company had no exposure to fixed maturity securities backed by sub-prime mortgage loans.

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are as follows:

                                                            DECEMBER 31,
                                          -----------------------------------------------
                                                   2008                     2007
                                          ----------------------   ----------------------
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN THOUSANDS)
Due in one year or less.................   $  5,718    $  5,772     $  4,619    $  4,637
Due after one year through five years...     17,303      15,197       22,585      22,551
Due after five years through ten years..     98,789      98,189       31,456      30,528
Due after ten years.....................     76,146      82,345       25,761      26,183
                                           --------    --------     --------    --------
  Subtotal..............................    197,956     201,503       84,421      83,899
Mortgage-backed and asset-backed
  securities............................     49,881      42,914       32,799      31,880
                                           --------    --------     --------    --------
  Total fixed maturity securities.......   $247,837    $244,417     $117,220    $115,779
                                           ========    ========     ========    ========



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                     -------------------------
                                                       2008      2007     2006
                                                     -------   -------   -----
                                                           (IN THOUSANDS)
Fixed maturity securities..........................  $(3,420)  $(1,441)  $ 671
Amounts allocated from DAC and VOBA................       --       112    (129)
Deferred income tax................................    1,197       465    (190)
                                                     -------   -------   -----
Net unrealized investment gains (losses)...........  $(2,223)  $  (864)  $ 352
                                                     =======   =======   =====


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                        2008      2007    2006
                                                      -------   -------   ----
                                                           (IN THOUSANDS)
Balance, at January 1,..............................  $  (864)  $   352   $246
Unrealized investment gains (losses) during the
  year..............................................   (1,979)   (2,112)   110
Unrealized investment gains (losses) relating to DAC
  and VOBA..........................................     (112)      241     54
Deferred income tax.................................      732       655    (58)
                                                      -------   -------   ----
Balance, at December 31,............................  $(2,223)  $  (864)  $352
                                                      =======   =======   ====
Change in net unrealized investment gains (losses)..  $(1,359)  $(1,216)  $106
                                                      =======   =======   ====



  UNREALIZED LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair value and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                     DECEMBER 31, 2008
                                   -------------------------------------------------------------------------------------
                                                                  EQUAL TO OR GREATER THAN
                                       LESS THAN 12 MONTHS               12 MONTHS                      TOTAL
                                   ---------------------------  ---------------------------  ---------------------------
                                    ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                   FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                   ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                        (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
U.S. Treasury/agency securities..    $34,125        $  409        $    --       $    --       $ 34,125       $   409
U.S. corporate securities........     24,070         3,383         12,358         2,481         36,428         5,864
Residential mortgage-backed
  securities.....................         --            --         10,984         6,504         10,984         6,504
Commercial mortgage-backed
  securities.....................      9,761           586             --            --          9,761           586
Foreign corporate securities.....      4,823           594          2,732         2,621          7,555         3,215
Asset-backed securities..........      1,313           670             --            --          1,313           670
Foreign government securities....         91            12             --            --             91            12
                                     -------        ------        -------       -------       --------       -------
  Total fixed maturity
     securities..................    $74,183        $5,654        $26,074       $11,606       $100,257       $17,260
                                     =======        ======        =======       =======       ========       =======
Total number of securities in an
  unrealized loss position.......         39                           16
                                     =======                      =======


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

                                                                 DECEMBER 31, 2007
                                    ---------------------------------------------------------------------------
                                                                EQUAL TO OR GREATER
                                                                        THAN
                                      LESS THAN 12 MONTHS            12 MONTHS                   TOTAL
                                    -----------------------   -----------------------   -----------------------
                                                    GROSS                     GROSS                     GROSS
                                     ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED    ESTIMATED   UNREALIZED
                                    FAIR VALUE      LOSS      FAIR VALUE      LOSS      FAIR VALUE      LOSS
                                    ----------   ----------   ----------   ----------   ----------   ----------
                                                    (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.........    $19,970      $  553       $6,119        $246        $26,089      $  799
Residential mortgage-backed
  securities......................     19,224       1,015           --          --         19,224       1,015
Commercial mortgage-backed
  securities......................         --          --        1,209           4          1,209           4
Foreign corporate securities......      6,075         330        2,671         320          8,746         650
                                      -------      ------       ------        ----        -------      ------
  Total fixed maturity
     securities...................    $45,269      $1,898       $9,999        $570        $55,268      $2,468
                                      =======      ======       ======        ====        =======      ======
Total number of securities in an
  unrealized loss position........         25                        7
                                      =======                   ======



  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY SECURITIES AVAILABLE-FOR-
  SALE

     The following tables present the amortized cost, gross unrealized loss and number of securities for fixed maturity securities, where the estimated fair value had declined and remained below amortized cost by less than 20%, or 20% or more at:

                                                                              DECEMBER 31, 2008
                                                      -----------------------------------------------------------------
                                                                               GROSS UNREALIZED          NUMBER OF
                                                         AMORTIZED COST              LOSS                SECURITIES
                                                      --------------------   --------------------   -------------------
                                                      LESS THAN    20% OR    LESS THAN    20% OR    LESS THAN    20% OR
                                                         20%        MORE        20%        MORE        20%        MORE
                                                      ---------   --------   ---------   --------   ---------    ------
                                                                 (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................................   $53,794     $35,449     $1,567     $12,817       15         18
Six months or greater but less than nine months.....    12,057       1,996        961         696       10          1
Nine months or greater but less than twelve months..     5,506          --        568          --        5         --
Twelve months or greater............................     8,715          --        651          --        6         --
                                                       -------    --------     ------    --------
  Total.............................................   $80,072     $37,445     $3,747     $13,513
                                                       =======    ========     ======    ========

                                                                              DECEMBER 31, 2007
                                                      -----------------------------------------------------------------
                                                                               GROSS UNREALIZED          NUMBER OF
                                                         AMORTIZED COST              LOSS                SECURITIES
                                                      --------------------   --------------------   -------------------
                                                      LESS THAN    20% OR    LESS THAN    20% OR    LESS THAN    20% OR
                                                         20%        MORE        20%        MORE        20%        MORE
                                                      ---------   --------   ---------   --------   ---------    ------
                                                                 (IN THOUSANDS, EXCEPT NUMBER OF SECURITIES)
FIXED MATURITY SECURITIES:
Less than six months................................   $11,681    $     --     $  261    $     --       10         --
Six months or greater but less than nine months.....    31,966          --      1,343          --       12         --
Nine months or greater but less than twelve months..     3,520          --        295          --        3         --
Twelve months or greater............................    10,569          --        569          --        7         --
                                                       -------    --------     ------    --------
  Total.............................................   $57,736    $     --     $2,468    $     --
                                                       =======    ========     ======    ========


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     At December 31, 2008 and 2007, $3,747 thousand and $2,468 thousand, respectively, of unrealized losses related to fixed maturity securities with an unrealized loss position of less than 20% of amortized cost which represented 5% and 4%, respectively, of the amortized cost of such securities.

     At December 31, 2008, $13,513 thousand of the unrealized losses related to fixed maturity securities, with an unrealized loss position of 20% or more of amortized cost, which represented 36% of the amortized cost of such fixed maturity securities. Of such unrealized losses of $13,513 thousand of fixed maturity securities, $12,817 thousand were in an unrealized loss position for a period of less than six months. At December 31, 2007, there were no unrealized losses related to fixed maturity securities with an unrealized loss position of 20% or more of amortized cost.

     The Company held three fixed maturity securities, each with a gross unrealized loss at December 31, 2008 of greater than $1 million. These three fixed maturity securities represented 45% or $7,736 thousand in the aggregate, of the gross unrealized loss on fixed maturity securities. The Company held no fixed maturity securities with a gross unrealized loss at December 31, 2007 of greater than $1 million. These securities were included in the regular evaluation of whether such securities are other-than-temporarily impaired. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the cause of the decline being primarily attributable to a rise in market yields caused principally by an extensive widening of credit spreads which resulted from a lack of market liquidity and a short-term market dislocation versus a long-term deterioration in credit quality, and the Company's current intent and ability to hold the fixed maturity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that these securities are not other-than-temporarily impaired.

     Also, the Company believes the unrealized loss position is not necessarily predictive of the ultimate performance of these securities, and it has the ability and intent to hold until the earlier of the recovery in value, or until maturity. Future other-than-temporary impairments will depend primarily on economic fundamentals, issuer performance, changes in collateral valuation, changes in interest rates, and changes in credit spreads. If economic fundamentals and other of the above factors continue to deteriorate, additional other-than-temporary impairments may be incurred in upcoming periods.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2008 and 2007, the Company's gross unrealized losses related to its fixed maturity securities of $17,260 thousand and $2,468 thousand, respectively, were concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2008   2007
                                                               ----   ----
SECTOR:
  Residential mortgage-backed securities.....................    38%    41%
  U.S. corporate securities..................................    34     33
  Foreign corporate securities...............................    19     26
  Asset-backed securities....................................     4     --
  Commercial mortgage-backed securities......................     3     --
  Other......................................................     2     --
                                                                ---    ---
       Total.................................................   100%   100%
                                                                ===    ===
INDUSTRY:
  Mortgage-backed............................................    41%    41%
  Finance....................................................    29     32
  Consumer...................................................    11     --
  Utility....................................................     9      8
  Asset-backed...............................................     4     --
  Industrial.................................................    --     19
  Other......................................................     6     --
                                                                ---    ---
       Total.................................................   100%   100%
                                                                ===    ===



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ----------------------------
                                                     2008       2007      2006
                                                   --------   -------   -------
                                                          (IN THOUSANDS)
Fixed maturity securities........................  $   (777)  $  (611)  $(1,339)
Mortgage loans on real estate....................        (9)       --        --
Freestanding derivatives.........................        --        23      (117)
Embedded derivatives.............................   116,055    17,970    (5,000)
Other............................................         8       637         9
                                                   --------   -------   -------
  Net investment gains (losses)..................  $115,277   $18,019   $(6,447)
                                                   ========   =======   =======



     See Note 6 for discussion of affiliated net investment gains (losses) included in embedded derivatives in the table above.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) are as follows:

                                                     FIXED MATURITY SECURITIES
                                                   ----------------------------
                                                     2008      2007      2006
                                                   -------   -------   --------
                                                          (IN THOUSANDS)
Proceeds.........................................  $28,054   $17,988   $129,579
                                                   =======   =======   ========
Gross investment gains...........................      881        81        894
                                                   -------   -------   --------
Gross investment losses..........................     (819)     (596)    (2,233)
                                                   -------   -------   --------
Writedowns:
     Credit-related..............................     (839)      (96)        --
                                                   -------   -------   --------
  Net investment gains (losses)..................  $  (777)  $  (611)  $ (1,339)
                                                   =======   =======   ========



     The Company periodically disposes of fixed maturity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $839 thousand and $96 thousand for the years ended December 31, 2008 and 2007, respectively. There were no losses from fixed maturity securities deemed other-than-temporarily impaired for the year ended December 31, 2006. The substantial increase in 2008 over 2007 was driven by writedowns totaling $838 thousand of financial industry securities holdings.

  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                      YEARS ENDED DECEMBER 31,
                                                      ------------------------
                                                       2008     2007     2006
                                                      ------   ------   ------
                                                           (IN THOUSANDS)
Fixed maturity securities...........................  $8,272   $6,073   $8,318
Mortgage loans on real estate.......................     863      851      440
Cash, cash equivalents and short-term investments...     694      992      989
Other...............................................       1        1        1
                                                      ------   ------   ------
  Total investment income...........................   9,830    7,917    9,748
Less: Investment expenses...........................     150      127      142
                                                      ------   ------   ------
  Net investment income.............................  $9,680   $7,790   $9,606
                                                      ======   ======   ======



     Affiliated investment expenses, included in the table above, were $143 thousand, $126 thousand and $126 thousand for the years ended December 31, 2008, 2007 and 2006, respectively. See "-- Related Party Investment Transactions" for discussion of affiliated net investment income related to short-term investments included in the table above.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with an estimated fair value of $1,273 thousand and $1,155 thousand at December 31, 2008 and 2007, respectively, consisting primarily of fixed maturity securities.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                           DECEMBER 31,
                                              -------------------------------------
                                                     2008                2007
                                              -----------------   -----------------
                                               AMOUNT   PERCENT    AMOUNT   PERCENT
                                              -------   -------   -------   -------
                                                          (IN THOUSANDS)
Commercial mortgage loans...................  $10,852     54.9%   $ 7,989     53.5%
Agricultural mortgage loans.................    8,903     45.1      6,940     46.5
                                              -------    -----    -------    -----
  Total.....................................   19,755    100.0%    14,929    100.0%
                                                         =====               =====
Less: Valuation allowances..................        9                  --
                                              -------             -------
  Mortgage loans on real estate.............  $19,746             $14,929
                                              =======             =======



     Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2008, 31%, 11% and 10% of the value of the Company's mortgage loans on real estate were located in California, Alabama and Washington, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

  RELATED PARTY INVESTMENT TRANSACTIONS

     At December 31, 2008 and 2007, the Company held $9,926 thousand and $9,644 thousand, respectively, of its total invested assets in the MetLife Intermediate Income Pool, an affiliated partnership. These amounts are included in short-term investments. Net investment income from these invested assets was $291 thousand, $498 thousand and $497 thousand for the years ended December 31, 2008, 2007 and 2006, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. The Company did not transfer any invested assets to or from affiliates during the years ended December 31, 2008 and 2007. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, for 2006 are as follows:

                                                                YEAR ENDED
                                                            DECEMBER 31, 2006
                                                            -----------------
                                                              (IN THOUSANDS)
Estimated fair value of assets transferred to affiliates..        $2,141
Amortized cost of assets transferred to affiliates........        $1,986
Net investment gains (losses) recognized on transfers.....        $  155
Estimated fair value of assets transferred from
  affiliates..............................................        $   --

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

3.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     At December 31, 2008, there were no freestanding derivatives. At December 31, 2007, freestanding derivatives, consisting of credit default swaps, had a current market or fair value of less than $1 thousand and a notional amount of $224 thousand.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

  HEDGING

     At December 31, 2008, there were no freestanding derivatives. At December 31, 2007, all derivative instruments were classified as non-qualifying, with a current market or fair value of less than $1 thousand and a notional amount of $224 thousand.

     The Company recognized insignificant net investment gains (losses) from settlement payments related to non-qualifying hedges for the year ended December 31, 2008. The Company recognized net investment losses from settlement payments related to non-qualifying hedges of $14 thousand and $69 thousand for the years ended December 31, 2007 and 2006, respectively.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps to economically hedge its exposure to interest rates; (ii) foreign currency swaps to economically hedge its exposure to adverse movements in exchange rates; and (iii) credit default swaps to economically hedge exposure to adverse movements in credit.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents changes in estimated fair value related to derivatives that do not qualify for hedge accounting:

                                                              YEARS ENDED
                                                             DECEMBER 31,
                                                          ------------------
                                                          2008   2007   2006
                                                          ----   ----   ----
                                                            (IN THOUSANDS)
Net investment gains (losses), excluding embedded
  derivatives...........................................  $ --    $36   $(30)


  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts principally include: variable annuities with guaranteed minimum withdrawal, guaranteed minimum accumulation and certain guaranteed minimum income riders and ceded reinsurance contracts related to guaranteed minimum accumulation.

     The following table presents the estimated fair value of the Company's embedded derivatives at:

                                                             DECEMBER 31,
                                                          ------------------
                                                            2008       2007
                                                          --------   -------
                                                            (IN THOUSANDS)
Net embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefit riders...............  $141,581   $12,735
Net embedded derivatives within liability host
  contracts:
  Direct guaranteed minimum benefit riders..............  $ 10,311   $   735


     The following table presents changes in the estimated fair value related to embedded derivatives:

                                                     YEARS ENDED DECEMBER 31,
                                                   ----------------------------
                                                     2008       2007      2006
                                                   --------   -------   -------
                                                          (IN THOUSANDS)
Net investment gains (losses) (1),(2)............  $116,055   $17,970   $(5,000)


--------

   (1) Effective January 1, 2008, upon adoption of SFAS 157, the valuation of the Company's guaranteed minimum benefit riders includes an adjustment for the Company's own credit. Included in net investment gains (losses) for the year ended December 31, 2008 are gains of $22,080 thousand in connection with this adjustment.

   (2) See Note 6 for discussion of affiliated net investment gains (losses) included in the table above.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     At both December 31, 2008 and 2007, the Company was not required to pledge and was not entitled to receive any collateral related to derivative instruments.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                      DAC     VOBA     TOTAL
                                                   --------   ----   --------
                                                         (IN THOUSANDS)
Balance at January 1, 2006.......................  $ 40,226   $791   $ 41,017
  Capitalizations................................    38,916     --     38,916
                                                   --------   ----   --------
     Subtotal....................................    79,142    791     79,933
                                                   --------   ----   --------
  Less: Amortization related to:
  Net investment gains (losses)..................    (3,764)     1     (3,763)
  Other expenses.................................     2,733     86      2,819
                                                   --------   ----   --------
     Total amortization..........................    (1,031)    87       (944)
                                                   --------   ----   --------
  Less: Unrealized investment gains (losses).....       (39)   (15)       (54)
                                                   --------   ----   --------
Balance at December 31, 2006.....................    80,212    719     80,931
  Capitalizations................................    49,418     --     49,418
                                                   --------   ----   --------
     Subtotal....................................   129,630    719    130,349
                                                   --------   ----   --------
  Less: Amortization related to:
  Net investment gains (losses)..................     4,051      1      4,052
  Other expenses.................................    17,481    215     17,696
                                                   --------   ----   --------
     Total amortization..........................    21,532    216     21,748
                                                   --------   ----   --------
  Less: Unrealized investment gains (losses).....      (236)    (5)      (241)
                                                   --------   ----   --------
Balance at December 31, 2007.....................   108,334    508    108,842
  Capitalizations................................    37,307     --     37,307
                                                   --------   ----   --------
     Subtotal....................................   145,641    508    146,149
                                                   --------   ----   --------
  Less: Amortization related to:
  Net investment gains (losses)..................    24,850     --     24,850
  Other expenses.................................    25,951    151     26,102
                                                   --------   ----   --------
     Total amortization..........................    50,801    151     50,952
                                                   --------   ----   --------
  Less: Unrealized investment gains (losses).....       112     --        112
                                                   --------   ----   --------
Balance at December 31, 2008.....................  $ 94,728   $357   $ 95,085
                                                   ========   ====   ========



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $98 thousand in 2009, $68 thousand in 2010, $54 thousand in 2011, $48 thousand in 2012 and $35 thousand in 2013.

     Amortization of VOBA and DAC is attributed to both investment gains and losses and other expenses which are the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses provide information regarding the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  INSURANCE LIABILITIES

     Insurance liabilities are as follows:

                                                                                   OTHER
                                      FUTURE POLICY         POLICYHOLDER        POLICYHOLDER
                                         BENEFITS         ACCOUNT BALANCES         FUNDS
                                    -----------------   -------------------   ---------------
                                                           DECEMBER 31,
                                    ---------------------------------------------------------
                                      2008      2007      2008       2007      2008     2007
                                    -------   -------   --------   --------   ------   ------
                                                          (IN THOUSANDS)
Traditional life..................  $36,854   $20,186   $     --   $     --   $4,366   $3,439
Variable & universal life.........        6         5      1,907      1,846       --       --
Annuities.........................   35,846    10,244    955,737    637,279      113       24
Other.............................       --        --        250        292       --       --
                                    -------   -------   --------   --------   ------   ------
  Total...........................  $72,706   $30,435   $957,894   $639,417   $4,479   $3,463
                                    =======   =======   ========   ========   ======   ======



  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the VODA, which is reported in other assets, is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2008      2007      2006
                                                   -------   -------   -------
                                                          (IN THOUSANDS)
Balance at January 1, ...........................  $19,222   $19,501   $    --
Capitalization...................................       --        --    19,514
Amortization.....................................     (471)     (279)      (13)
                                                   -------   -------   -------
Balance at December 31, .........................  $18,751   $19,222   $19,501
                                                   =======   =======   =======



     The estimated future amortization expense allocated to other expenses for the next five years for VODA is $628 thousand in 2009, $807 thousand in 2010, $969 thousand in 2011, $1,121 thousand in 2012 and $1,251 thousand in 2013.

     On November 30, 2006, the Company received a capital contribution from MetLife of $18,898 thousand in the form of intangible assets related to the VODA of $19,514 thousand, net of deferred income tax of $616 thousand, for which the Company receives the benefit. The VODA originated through MetLife's acquisition of Travelers Insurance Company. The VODA reflects the estimated fair value of the Citigroup/Travelers distribution agreement acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreement. The weighted average amortization period of the VODA is 16 years. If actual experience under the distribution agreement differs from expectations, the amortization will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of the VODA. In selecting the appropriate discount rates, management considered the weighted average cost of capital as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value the VODA.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ---------------------------
                                                     2008      2007      2006
                                                   -------   -------   -------
                                                          (IN THOUSANDS)
Balance, January 1, .............................  $37,665   $32,061   $20,290
Capitalization...................................    7,104     9,034    13,654
Amortization.....................................   (6,687)   (3,430)   (1,883)
                                                   -------   -------   -------
Balance, December 31, ...........................  $38,082   $37,665   $32,061
                                                   =======   =======   =======



  SEPARATE ACCOUNTS

     Separate account assets and liabilities consist of pass-through separate accounts totaling $1,497,846 thousand and $1,812,733 thousand at December 31, 2008 and 2007, respectively, for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $31,116 thousand, $25,408 thousand and $15,098 thousand for the years ended December 31, 2008, 2007 and 2006, respectively.

     For each of the years ended December 31, 2008, 2007 and 2006, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     Information regarding the types of guarantees relating to annuity contracts is as follows:

                                                                  DECEMBER 31,
                                        ---------------------------------------------------------------
                                                     2008                             2007
                                        ------------------------------   ------------------------------
                                            IN THE             AT            IN THE             AT
                                        EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                        --------------   -------------   --------------   -------------
                                                                 (IN THOUSANDS)
ANNUITY CONTRACTS (1)
RETURN OF NET DEPOSITS
Separate account value................     $ 601,948              N/A      $  663,648              N/A
Net amount at risk (2)................     $189,137 (3)           N/A      $   1,790 (3)           N/A
Average attained age of
  contractholders.....................      62 years              N/A        61 years              N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM
  RETURN
Separate account value................     $ 934,911       $1,178,858      $1,177,823       $1,420,574
Net amount at risk (2)................     $423,636 (3)    $ 587,515 (4)   $  13,834 (3)    $  21,112 (4)
Average attained age of
  contractholders.....................      62 years         61 years        61 years         60 years

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

   (4) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity contracts is as follows:

                                                              ANNUITY CONTRACTS
                                                           ----------------------
                                                                 GUARANTEED
                                                           ANNUITIZATION BENEFITS
                                                           ----------------------
                                                               (IN THOUSANDS)
Balance at January 1, 2006...............................          $    --
Incurred guaranteed benefits.............................               --
Paid guaranteed benefits.................................               --
                                                                   -------
Balance at December 31, 2006.............................               --
Incurred guaranteed benefits.............................            2,000
Paid guaranteed benefits.................................               --
                                                                   -------
Balance at December 31, 2007.............................            2,000
Incurred guaranteed benefits.............................           11,257
Paid guaranteed benefits.................................               --
                                                                   -------
Balance at December 31, 2008.............................          $13,257
                                                                   =======



     Excluded from the table above are guaranteed death and annuitization benefit liabilities on the Company's annuity contracts of $10,623 thousand, $1,659 thousand and $2,000 thousand at December 31, 2008, 2007 and 2006, respectively, which were reinsured 100% to an affiliate and had corresponding recoverables from affiliated reinsurers related to such guarantee liabilities.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                             DECEMBER 31,
                                                       -----------------------
                                                          2008         2007
                                                       ----------   ----------
                                                            (IN THOUSANDS)
Mutual Fund Groupings
  Equity.............................................  $  951,796   $  634,258
  Balanced...........................................     374,093    1,050,623
  Money Market.......................................      79,901       35,744
  Bond...............................................      77,836       70,082
  Specialty..........................................      11,218       16,023
                                                       ----------   ----------
     Total...........................................  $1,494,844   $1,806,730
                                                       ==========   ==========


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

6.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Starting in 2004, the Company reinsured up to 75% of the mortality risk for all new individual life insurance policies. During 2005, the Company changed its retention practices for certain individual life insurance. The amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, the Company retains up to $100,000 per life and reinsures 100% of amounts in excess of the Company's retention limits for most new individual life insurance policies and for certain individual life policies the Company reinsures up to 90% of the mortality risk. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     The Company reinsures 90% of its new production of fixed annuities to an affiliated reinsurer. The Company also reinsures 100% of the living and death benefit riders associated with its variable annuities issued since 2004 to an affiliated reinsurer. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on rider fees collected from policyholders and receives reimbursements for benefits paid or accrued in excess of account values, subject to certain limitations. The Company enters into similar agreements for new or in-force business depending on market conditions.

     In addition to reinsuring mortality risk as described previously, the Company reinsures other risks, as well as specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance balances recoverable could become uncollectible. Cessions under reinsurance arrangements do not discharge the Company's obligations as the primary insurer.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The amounts in the statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                   ----------------------------
                                                     2008       2007      2006
                                                   --------   -------   -------
                                                          (IN THOUSANDS)
PREMIUMS:
  Direct premiums................................  $ 36,795   $24,696   $11,646
  Reinsurance ceded..............................    (8,265)   (4,813)   (2,544)
                                                   --------   -------   -------
     Net premiums................................  $ 28,530   $19,883   $ 9,102
                                                   ========   =======   =======
UNIVERSAL LIFE AND INVESTMENT-TYPE PRODUCT POLICY
  FEES:
  Direct universal life and investment-type
     product policy fees.........................  $ 44,930   $40,760   $24,670
  Reinsurance ceded..............................    (7,789)   (8,649)   (5,421)
                                                   --------   -------   -------
     Net universal life and investment-type
       product policy fees.......................  $ 37,141   $32,111   $19,249
                                                   ========   =======   =======
POLICYHOLDER BENEFITS AND CLAIMS:
  Direct policyholder benefits and claims........  $ 58,641   $27,127   $11,100
  Reinsurance ceded..............................   (19,290)   (8,622)   (2,005)
                                                   --------   -------   -------
     Net policyholder benefits and claims........  $ 39,351   $18,505   $ 9,095
                                                   ========   =======   =======



     Information regarding ceded reinsurance recoverable balances, included in premiums and other receivables is as follows:

                                                             DECEMBER 31,
                                                         -------------------
                                                           2008       2007
                                                         --------   --------
                                                            (IN THOUSANDS)
UNAFFILIATED RECOVERABLES:
Future policy benefit recoverables.....................  $  4,956   $  3,718
Claim recoverables.....................................     2,400         --
All other recoverables.................................        17         11
                                                         --------   --------
  Total................................................  $  7,373   $  3,729
                                                         ========   ========
AFFILIATED RECOVERABLES:
Deposit recoverables...................................  $788,982   $515,421
Future policy benefit recoverables.....................   158,211     18,772
Claim recoverables.....................................     2,840      1,238
All other recoverables.................................    11,561      6,939
                                                         --------   --------
  Total................................................  $961,594   $542,370
                                                         ========   ========



     Reinsurance recoverable balances are stated net of allowances for uncollectible balances, which are immaterial. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with reinsurers. The Company also monitors ratings and evaluates the financial strength of the Company's reinsurers by analyzing their financial statements. Recoverability of reinsurance recoverable balances are evaluated based on these analyses.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and irrevocable letters of credit. At December 31, 2008, the Company had $124,259 thousand of

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


affiliated reinsurance recoverable balances secured by funds held in trust as collateral and $149,000 thousand of affiliated reinsurance recoverable balances secured through irrevocable letters of credit issued by various financial institutions.

     The Company's five largest unaffiliated reinsurers account for $5,373 thousand, or 73%, of its total unaffiliated reinsurance recoverable balance of $7,373 thousand at December 31, 2008.

     Reinsurance balances payable to unaffiliated reinsurers, included in other liabilities, were $595 thousand and $183 thousand at December 31, 2008 and 2007, respectively. Reinsurance balances payable to affiliated reinsurers, included in liabilities, were $54,144 thousand and $2,392 thousand at December 31, 2008 and 2007, respectively.

  RELATED PARTY REINSURANCE TRANSACTIONS

     The Company has reinsurance agreements with certain MetLife subsidiaries including Metropolitan Life Insurance Company ("MLIC") and Exeter Reassurance Company, Ltd. The Company also has reinsurance agreements with Reinsurance Group of America, Incorporated, ("RGA") a former affiliate, which was split-off from MetLife, Inc. in September 2008. The table below includes amounts related to transactions with RGA through the date of the split-off.

     The following table reflects related party reinsurance information:

                                                           YEARS ENDED DECEMBER 31,
                                                         ---------------------------
                                                           2008      2007      2006
                                                         -------   -------   -------
                                                                (IN THOUSANDS)
Ceded premiums.........................................  $ 6,359   $ 3,753   $ 1,984
Ceded fees, included in universal life and investment-
  type product
  policy fees..........................................  $ 7,750   $ 8,619   $ 5,372
Income from deposit contracts, included in other
  revenues.............................................  $24,202   $26,126   $25,482
Ceded benefits, included in policyholder benefits and
  claims...............................................  $16,281   $ 7,020   $ 1,745
Ceded benefits, included in interest credited to
  policyholder account balances........................  $     7   $     3   $    --
Interest costs on ceded reinsurance, included in other
  expenses.............................................  $(1,204)  $(1,275)  $(1,109)


     The Company has ceded risks to an affiliate related to guaranteed minimum benefit riders written directly by the Company. These ceded reinsurance agreements contain embedded derivatives and changes in their fair value are also included within net investment gains (losses). The embedded derivatives associated with cessions are included within premiums and other receivables and were assets of $141,581 thousand and $12,735 thousand at December 31, 2008 and 2007, respectively. For the years ended December 31, 2008, 2007 and 2006, net investment gains (losses) included $128,846 thousand, $18,857 thousand and ($5,568) thousand, respectively, in changes in fair value of such embedded derivatives.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

7.  INCOME TAX

     The provision for income tax is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  -----------------------------
                                                    2008       2007      2006
                                                  --------   -------   --------
                                                          (IN THOUSANDS)
Current:
  Federal.......................................  $(22,747)  $(8,037)  $(17,899)
Deferred:
  Federal.......................................    48,446    13,319     19,517
                                                  --------   -------   --------
Provision for income tax........................  $ 25,699   $ 5,282   $  1,618
                                                  ========   =======   ========



     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                    --------------------------
                                                      2008      2007     2006
                                                    -------   -------   ------
                                                          (IN THOUSANDS)
Tax provision at U.S. statutory rate..............  $27,175   $ 6,797   $2,241
Tax effect of:
  Tax-exempt investment income....................   (1,207)   (1,505)    (686)
  Prior year tax..................................     (250)      190     (337)
  Other, net......................................      (19)     (200)     400
                                                    -------   -------   ------
Provision for income tax..........................  $25,699   $ 5,282   $1,618
                                                    =======   =======   ======



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                             DECEMBER 31,
                                                         -------------------
                                                           2008       2007
                                                         --------   --------
                                                            (IN THOUSANDS)
Deferred income tax assets:
  Policyholder liabilities.............................  $     --   $  3,620
  Net unrealized investment losses.....................     1,197        465
  Intangibles..........................................         4          6
  Other................................................     5,025        647
                                                         --------   --------
                                                            6,226      4,738
                                                         --------   --------
Deferred income tax liabilities:
  DAC..................................................    26,110     32,873
  Policyholder liabilities.............................    49,287         --
  Investments..........................................     9,075      2,396
                                                         --------   --------
                                                           84,472     35,269
                                                         --------   --------
Net deferred income tax liability......................  $(78,246)  $(30,531)
                                                         ========   ========


                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     A valuation allowance is provided when it is more likely than not that some portion of the deferred income tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred income tax assets.

     The Company has not recorded a valuation allowance against the deferred tax asset of $1,197 thousand recognized in connection with unrealized investment losses at December 31, 2008. The Company has the intent and ability to hold such securities until their recovery or maturity and the Company has available to it tax-planning strategies that include sources of future taxable income against which such losses could be offset.

     Effective January 1, 2006, the Company joined with MetLife and its includable affiliates in filing a federal income tax return. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

     Pursuant to the tax sharing agreement, the amount due from affiliates is $22,747 thousand and $8,037 thousand as of December 31, 2008 and 2007, respectively.

     The Company files income tax returns with the U.S. federal government and various state and local jurisdictions. The Company is under continuous examination by the Internal Revenue Service ("IRS") and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. With a few exceptions, the Company is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years prior to 2004. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's financial statements.

     As a result of the implementation of FIN 48, the Company recognized a $2 thousand decrease in the liability for unrecognized tax benefits and a corresponding increase to the January 1, 2007 balance of retained earnings. Upon adoption of FIN 48, the Company did not have any unrecognized tax benefits.

     On September 25, 2007, the IRS issued Revenue Ruling 2007-61, which announced its intention to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that would have changed accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2008 and 2007, the Company recognized an income tax benefit of $1,207 thousand and $1,505 thousand, respectively, related to the separate account DRD.

8.  CONTINGENCIES AND GUARANTEES

CONTINGENCIES

  LITIGATION

     The Company and certain of its affiliates have faced numerous claims, including class action lawsuits alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. Additional litigation relating to the Company's marketing and sales of individual life insurance, annuities, mutual funds or other products may be commenced in the future.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business. Further state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's net income or cash flows.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liabilities at both December 31, 2008 and 2007 for indemnities, guarantees and commitments were insignificant.

9.  EQUITY

  CAPITAL CONTRIBUTIONS

     The Company received cash capital contributions of $100,000 thousand, $50,000 thousand and $30,000 thousand from MetLife for the years ended December 31, 2008, 2007 and 2006, respectively. During 2006, the Company received a capital contribution of $18,898 thousand, net of deferred income tax of $616 thousand, in the form of intangible assets related to VODA. See Note 5. On February 18, 2009, the Company received a cash contribution of $70,000 thousand from MetLife.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  STATUTORY EQUITY AND INCOME

     The Company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC has adopted the Codification of Statutory Accounting Principles ("Codification"). Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The New York State Department of Insurance ("Department") has adopted Codification with certain modifications for the preparation of statutory financial statements of insurance companies domiciled in New York. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by the Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net loss of the Company, as filed with the Department, was $56,914 thousand, $42,253 thousand and $25,136 thousand, for the years ended December 31, 2008, 2007 and 2006, respectively. Statutory capital and surplus, as filed with the Department, was $73,978 thousand and $58,867 thousand at December 31, 2008 and 2007, respectively.

  DIVIDEND RESTRICTIONS

     Under New York State Insurance Law, the maximum amount of distributions which can be made to MetLife in any given year, without prior approval by the New York Commissioner of Insurance, is equal to the lesser of: (i) 10% of the Company's surplus as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year (excluding realized investment gains). At December 31, 2008, the Company's statutory net gain from operations was negative, therefore the Company cannot pay a dividend in 2009 without prior regulatory approval.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2008, 2007 and 2006 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior years:

                                                      YEARS ENDED DECEMBER 31,
                                                    ---------------------------
                                                      2008      2007      2006
                                                    -------   -------   -------
                                                           (IN THOUSANDS)
Holding gains (losses) on investments arising
  during the year.................................  $(3,093)  $(2,758)  $(1,346)
Income tax effect of holding gains (losses).......    1,083       965       471
Reclassification adjustments:
  Recognized holding losses included in current
     year income..................................    1,054       589     1,337
  Amortization of premiums and accretion of
     discounts associated with investments........       60        57       119
Income tax effect.................................     (390)     (226)     (510)
Allocation of holding (gains) losses on
  investments relating to other policyholder
  amounts.........................................     (112)      241        54
Income tax effect of allocation of holding (gains)
  losses to other policyholder amounts............       39       (84)      (19)
                                                    -------   -------   -------
Other comprehensive income (loss).................  $(1,359)  $(1,216)  $   106
                                                    =======   =======   =======



10.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                     YEARS ENDED DECEMBER 31,
                                                  ------------------------------
                                                    2008       2007       2006
                                                  --------   --------   --------
                                                          (IN THOUSANDS)
Compensation....................................  $  5,020   $  5,747   $  3,998
Commissions.....................................    48,838     41,458     37,596
Reinsurance allowances..........................   (16,043)    (2,698)    (5,283)
Amortization of DAC and VOBA....................    50,952     21,748       (944)
Capitalization of DAC...........................   (37,307)   (49,418)   (38,916)
Other...........................................    21,221     21,866     12,642
                                                  --------   --------   --------
  Total other expenses..........................  $ 72,681   $ 38,703   $  9,093
                                                  ========   ========   ========



     For the years ended December 31, 2008, 2007 and 2006, commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Note 6. See also Note 12 for discussion of affiliated expenses, which comprise the majority of other included in the table above.

     See Note 4 for the rollforward of DAC including impacts of amortization and capitalization.

11.  FAIR VALUE

FAIR VALUE OF FINANCIAL INSTRUMENTS

     As described in Note 1, the Company prospectively adopted the provisions of SFAS 157 effective January 1, 2008. As a result, the methodologies used to determine the estimated fair value for certain financial instruments at

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


December 31, 2008 may have been modified from those utilized at December 31, 2007, which, while being deemed appropriate under existing accounting guidance, may not have produced an exit value as defined in SFAS 157. Accordingly, the estimated fair value of financial instruments, and the description of the methodologies used to derive those estimated fair values, are presented separately at December 31, 2007 and December 31, 2008. Considerable judgment is often required in interpreting market data to develop estimates of fair value and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:

                                                         CARRYING    ESTIMATED
DECEMBER 31, 2007                                          VALUE    FAIR VALUE
-----------------                                        --------   ----------
                                                             (IN THOUSANDS)
Assets:
  Fixed maturity securities............................  $115,779    $115,779
  Mortgage loans on real estate........................  $ 14,929    $ 15,321
  Short-term investments...............................  $  9,644    $  9,644
  Cash and cash equivalents............................  $ 40,175    $ 40,175
  Accrued investment income............................  $  1,416    $  1,416
Liabilities:
  Policyholder account balances........................  $637,572    $611,968


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities -- The estimated fair values of publicly held fixed maturity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of estimated fair values is based on: (i) market standard valuation methodologies;
(ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

     Mortgage Loans on Real Estate -- Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

     Cash and Cash Equivalents and Short-term Investments -- The estimated fair values for cash and cash equivalents and short-term investments approximate carrying values due to the short-term maturities of these instruments.

     Accrued Investment Income -- The estimated fair value for accrued investment income approximates carrying value.

     Policyholder Account Balances -- The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The estimated fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     Derivative Financial Instruments -- The estimated fair value of derivative financial instruments, including credit default swaps are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

                                                        CARRYING     ESTIMATED
DECEMBER 31, 2008                                         VALUE     FAIR VALUE
-----------------                                      ----------   ----------
                                                            (IN THOUSANDS)
Assets:
  Fixed maturity securities..........................  $  244,417   $  244,417
  Mortgage loans on real estate......................  $   19,746   $   19,811
  Short-term investments.............................  $   30,412   $   30,412
  Cash and cash equivalents..........................  $  157,398   $  157,398
  Accrued investment income..........................  $    2,279   $    2,279
  Premiums and other receivables (1).................  $  792,787   $  673,869
  Separate account assets............................  $1,497,846   $1,497,846
  Net embedded derivatives within asset host
     contracts (2)...................................  $  141,581   $  141,581
Liabilities:
  Policyholder account balances (1)..................  $  902,463   $  749,370
  Net embedded derivatives within liability host
     contracts (2)...................................  $   10,311   $   10,311


--------

   (1) Carrying values presented herein differ from those presented on the balance sheet because certain items within the respective financial statement caption are not considered financial instruments. Financial statement captions omitted from the table above are not considered financial instruments.

   (2) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

     Fixed Maturity Securities -- When available, the estimated fair value of the Company's fixed maturity securities are based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management judgment.

     When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies. The market standard valuation methodologies utilized include: discounted cash flow methodologies, matrix pricing or other similar techniques. The assumptions and inputs in applying these market standard valuation methodologies include, but are not limited to: interest rates, credit standing of the issuer or counterparty, industry sector of the issuer, coupon rate, call provisions, sinking fund requirements, maturity, estimated duration and management's assumptions regarding liquidity and estimated future cash flows. Accordingly, the estimated fair values are based on available market information and management's judgments about financial instruments.

     The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from or corroborated by observable market data. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     When observable inputs are not available, the market standard valuation methodologies for determining the estimated fair value of certain types of securities that trade infrequently, and therefore have little or no price transparency, rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation, and cannot be supported by reference to market activity. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities.

     The use of different methodologies, assumptions and inputs may have a material effect on the estimated fair values of the Company's securities holdings.

     Mortgage Loans on Real Estate -- The Company originates mortgage loans on real estate principally for investment purposes. These loans are carried at amortized cost within the financial statements. The fair value for mortgage loans on real estate is primarily determined by estimating expected future cash flows and discounting those using current interest rates for similar loans with similar credit risk.

     Short-term Investments -- Certain short-term investments do not qualify as securities and are recognized at amortized cost in the balance sheet. For these instruments, the Company believes that there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, short-term investments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality and the Company has determined additional adjustment is not required. Short-term investments that meet the definition of a security are recognized at fair value in the balance sheet in the same manner described above for similar instruments that are classified within captions of other major investment classes.

     Cash and Cash Equivalents -- Due to the short-term maturities of cash and cash equivalents, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value generally approximates carrying value. In light of recent market conditions, cash and cash equivalent instruments have been monitored to ensure there is sufficient demand and maintenance of issuer credit quality, or sufficient solvency in the case of depository institutions, and the Company has determined additional adjustment is not required.

     Accrued Investment Income -- Due to the short-term until settlement of accrued investment income, the Company believes there is minimal risk of material changes in interest rates or credit of the issuer such that estimated fair value approximates carrying value. In light of recent market conditions, the Company has monitored the credit quality of the issuers and has determined additional adjustment is not required.

     Premiums and Other Receivables -- Premiums and other receivables in the balance sheet are principally comprised of premiums due and unpaid for insurance contracts, amounts recoverable under reinsurance contracts, fees and general operating receivables, and embedded derivatives related to the ceded reinsurance of certain variable annuity riders.

     Premiums receivable and those amounts recoverable under reinsurance treaties determined to transfer sufficient risk are not financial instruments subject to disclosure and thus have been excluded from the amounts presented in the preceding table. Amounts recoverable under ceded reinsurance contracts which the Company has determined do not transfer sufficient risk such that they are accounted for using the deposit method of accounting have been included in the preceding table with the estimated fair value determined as the present value of expected future cash flows under the related contracts discounted using an interest rate determined to reflect the appropriate credit standing of the assuming counterparty.

     Embedded derivatives recognized in connection with ceded reinsurance of certain variable annuity riders are included in this caption in the financial statements but excluded from this caption in the preceding table as they are

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


separately presented. The estimated fair value of these embedded derivatives is described in the respectively labeled section which follows.

     Separate Account Assets -- Separate account assets are carried at estimated fair value and reported as a summarized total on the balance sheet in accordance with SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"). The estimated fair value of separate account assets are based on the estimated fair value of the underlying assets owned by the separate account. Assets within the Company's separate accounts comprise of actively traded mutual funds. The estimated fair value of mutual funds is based upon quoted prices or reported net asset values provided by the fund manager and are reviewed by management to determine whether such values require adjustment to represent exit value.

     Policyholder Account Balances -- Policyholder account balances in the table above include investment contracts. Embedded derivatives on investment contracts and certain variable annuity riders accounted for as embedded derivatives are included in this caption in the financial statements but excluded from this caption in the table above as they are separately presented therein. The remaining difference between the amounts reflected as policyholder account balances in the preceding table and those recognized in the balance sheet represents those amounts due under contracts that satisfy the definition of insurance contracts and are not considered financial instruments.

     The investment contracts primarily include fixed deferred annuities, fixed term payout annuities and total control accounts. The fair values for these investment contracts are estimated by discounting best estimate future cash flows using current market risk-free interest rates and adding a spread for the Company's own credit determined using market standard swap valuation models and observable market inputs that take into consideration the Company's claims paying ability.

     Embedded Derivatives within Asset and Liability Host Contracts -- Embedded derivatives principally include certain direct variable annuity riders and certain affiliated ceded reinsurance contracts related to such variable annuity riders. Embedded derivatives are recorded in the financial statements at estimated fair value with changes in estimated fair value adjusted through net income.

     The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMWB, GMAB and certain GMIB riders are embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net investment gains (losses). These embedded derivatives are classified within policyholder account balances. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Effective January 1, 2008, upon adoption of SFAS 157, the valuation of these riders now includes an adjustment for the Company's own credit and risk margins for non-capital market inputs. The Company's own credit adjustment is determined taking into consideration the Company's claims paying ability. Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the Company's own credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to non-capital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company cedes the risks associated with certain of the GMIB, GMAB and GMWB riders described in the preceding paragraph. These reinsurance contracts contain embedded derivatives which are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on the ceded risks is determined using a methodology consistent with that described previously for the riders directly written by the Company.

     In addition to ceding risks associated with riders that are accounted for as embedded derivatives, the Company also cedes to an affiliated reinsurance company certain directly written GMIB riders that are accounted for as insurance (i.e., not as embedded derivatives) but where the reinsurance contract contains an embedded derivative. These embedded derivatives are included in premiums and other receivables with changes in estimated fair value reported in net investment gains (losses). The value of the embedded derivatives on these ceded risks are determined using a methodology consistent with that described previously for the riders directly written by the Company. Because the direct rider is not accounted for at fair value, significant fluctuations in net income may occur as the change in fair value of the embedded derivative on the ceded risk is being recorded in net income without a corresponding and offsetting change in fair value of the direct rider.

     The accounting for embedded derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. If interpretations change, there is a risk that features previously not bifurcated may require bifurcation and reporting at estimated fair value in the financial statements and respective changes in estimated fair value could materially affect net income.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE

  RECURRING FAIR VALUE MEASUREMENTS

     The assets and liabilities measured at estimated fair value on a recurring basis are determined as described in the preceding section. These estimated fair values and their corresponding fair value hierarchy are summarized as follows:

                                                                      DECEMBER 31, 2008
                                             ------------------------------------------------------------------
                                                FAIR VALUE MEASUREMENTS AT REPORTING DATE USING
                                             -----------------------------------------------------
                                              QUOTED PRICES IN
                                             ACTIVE MARKETS FOR   SIGNIFICANT OTHER    SIGNIFICANT
                                              IDENTICAL ASSETS        OBSERVABLE      UNOBSERVABLE      TOTAL
                                               AND LIABILITIES          INPUTS           INPUTS       ESTIMATED
                                                  (LEVEL 1)           (LEVEL 2)         (LEVEL 3)    FAIR VALUE
                                             ------------------   -----------------   ------------   ----------
                                                                       (IN THOUSANDS)
ASSETS
Fixed maturity securities:
  U.S. Treasury/agency securities..........      $  119,492            $  5,955         $     --     $  125,447
  U.S. corporate securities................              --              64,511            1,306         65,817
  Residential mortgage-backed securities...              --              31,839               --         31,839
  Commercial mortgage-backed securities....              --               9,762               --          9,762
  Foreign corporate securities.............              --               7,956            1,672          9,628
  Asset-backed securities..................              --               1,313               --          1,313
  Foreign government securities............              --                 611               --            611
                                                 ----------            --------         --------     ----------
     Total fixed maturity securities.......         119,492             121,947            2,978        244,417
                                                 ----------            --------         --------     ----------
Short-term investments.....................           5,996              24,416               --         30,412
Net embedded derivatives within asset host
  contracts (1)............................              --                  --          141,581        141,581
Separate account assets (2)................       1,497,846                  --               --      1,497,846
                                                 ----------            --------         --------     ----------
  Total assets.............................      $1,623,334            $146,363         $144,559     $1,914,256
                                                 ==========            ========         ========     ==========
LIABILITIES
Net embedded derivatives within liability
  host contracts (1).......................      $       --            $     --         $ 10,311     $   10,311
                                                 ==========            ========         ========     ==========



--------

   (1) Net embedded derivatives within asset host contracts are presented within premiums and other receivables. Net embedded derivatives within liability host contracts are presented within policyholder account balances.

   (2) Separate account assets are measured at estimated fair value. Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets as prescribed by SOP 03-1.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)

     The Company has categorized its assets and liabilities into the three-level fair value hierarchy, as defined in Note 1, based upon the priority of the inputs to the respective valuation technique. The following summarizes the types of assets and liabilities included within the three-level fair value hierarchy presented in the preceding table.

     Level 1 This category includes certain U.S. Treasury and agency fixed maturity securities and certain short-term money market securities. Separate account assets classified within this level principally include mutual funds.

     Level 2 This category includes fixed maturity securities priced principally by independent pricing services using observable inputs. These fixed maturity securities include U.S. Treasury and agency securities as well as the majority of U.S. and foreign corporate securities, residential mortgage-backed securities, commercial mortgage-backed securities, foreign government securities, and asset-backed securities. Short-term investments included within Level 2 are of a similar nature to these fixed maturity securities.

     Level 3 This category includes fixed maturity securities priced principally through independent broker quotations or market standard valuation methodologies using inputs that are not market observable or cannot be derived principally from or corroborated by observable market data. This level consists of less liquid fixed maturity securities with very limited trading activity or where less price transparency exists around the inputs to the valuation methodologies including:
             U.S. and foreign corporate securities -- including below investment grade private placements. Embedded derivatives classified within this level include embedded derivatives associated with certain variable annuity riders as well as those on the cession of the risks associated with those riders to affiliates.

     A rollforward of all assets and liabilities measured at estimated fair value on a recurring basis using significant unobservable (Level 3) inputs for year ended December 31, 2008 is as follows:

                                    FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
                 ------------------------------------------------------------------------------------------------------------
                                                          TOTAL REALIZED/UNREALIZED
                                                         GAINS (LOSSES) INCLUDED IN:      PURCHASES,      TRANSFER
                                                       ------------------------------       SALES,           IN      BALANCE,
                   BALANCE,     IMPACT OF    BALANCE,                       OTHER         ISSUANCES        AND/OR       END
                 DECEMBER 31,    SFAS 157   BEGINNING                   COMPREHENSIVE        AND           OUT OF       OF
                     2007      ADOPTION(1)  OF PERIOD  EARNINGS (2, 3)  INCOME (LOSS)  SETTLEMENTS (4)  LEVEL 3 (5)   PERIOD
                 ------------  -----------  ---------  ---------------  -------------  ---------------  -----------  --------
                                                                (IN THOUSANDS)

Fixed maturity
  securities...     $ 3,914       $   --     $ 3,914       $   (932)        $(795)          $  (74)         $865     $  2,978
Net embedded
  derivatives
  (6)..........      12,000        6,200      18,200        109,855            --            3,215            --      131,270


--------

   (1) Impact of SFAS 157 adoption represents the amount recognized in earnings as a change in estimate upon the adoption of SFAS 157 associated with Level 3 financial instruments held at January 1, 2008. The net impact of adoption on Level 3 assets and liabilities presented in the table above was a $6,200 thousand increase to net assets. Such amount was also impacted by a decrease to DAC of $2,000 thousand for a total impact of $4,200 thousand on Level 3 assets and liabilities and also reflects the total net impact of the adoption of SFAS 157, as described in Note 1.

   (2) Amortization of premium/discount is included within net investment income which is reported within the earnings caption of total gains/losses. Impairments are included within net investment gains (losses) which is reported within the earnings caption of total gains/losses. Lapses associated with embedded derivatives are included with the earnings caption of total gains/losses.

   (3) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



   (4) The amount reported within purchases, sales, issuances and settlements is the purchase/issuance price (for purchases and issuances) and the sales/settlement proceeds (for sales and settlements) based upon the actual date purchased/issued or sold/settled. Items purchased/issued and sold/settled in the same period are excluded from the rollforward. For embedded derivatives, attributed fees are included within this caption along with settlements, if any.

   (5) Total gains and losses (in earnings and other comprehensive income
       (loss)) are calculated assuming transfers in (out) of Level 3 occurred at the beginning of the period. Items transferred in and out in the same period are excluded from the rollforward.

   (6) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

   (7) Amounts presented do not reflect any associated hedging activities. Actual earnings associated with Level 3, inclusive of hedging activities, could differ materially.

     The table below summarizes both realized and unrealized gains and losses for the year ended December 31, 2008 due to changes in fair value recorded in earnings for Level 3 assets and liabilities:

                                                       TOTAL GAINS AND LOSSES
                                               --------------------------------------
                                                CLASSIFICATION OF REALIZED/UNREALIZED
                                                                GAINS
                                                    (LOSSES) INCLUDED IN EARNINGS
                                               --------------------------------------
                                                   NET            NET
                                               INVESTMENT     INVESTMENT
                                                 INCOME     GAINS (LOSSES)     TOTAL
                                               ----------   --------------   --------
                                                           (IN THOUSANDS)
Fixed maturity securities....................     $(94)        $   (838)     $   (932)
Net embedded derivatives.....................       --          109,855       109,855


     The table below summarizes the portion of unrealized gains and losses recorded in earnings for the year ended December 31, 2008 for Level 3 assets and liabilities that are still held at December 31, 2008.

                                                CHANGES IN UNREALIZED GAINS (LOSSES)
                                                 RELATING TO ASSETS AND LIABILITIES
                                                               HELD AT
                                                          DECEMBER 31, 2008
                                               --------------------------------------
                                                   NET            NET
                                               INVESTMENT     INVESTMENT
                                                 INCOME     GAINS (LOSSES)     TOTAL
                                               ----------   --------------   --------
                                                           (IN THOUSANDS)
Fixed maturity securities....................     $(94)        $   (838)     $   (932)
Net embedded derivatives.....................       --          109,941       109,941


12.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with MLIC which provides administrative, accounting, legal and similar services to the Company. MLIC charged the Company $10,917 thousand, $14,223 thousand and $7,370 thousand, included in other expenses, for services performed under the master service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a service agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $5,744 thousand and $6,738 thousand and $5,572 thousand, included in other expenses, for services performed under the service agreement for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into marketing and selling agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance

                    FIRST METLIFE INVESTORS INSURANCE COMPANY
                  (A Wholly-Owned Subsidiary of MetLife, Inc.)

                NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)


with the terms of the agreements. The Distributors charged the Company $8,104 thousand, $6,115 thousand and $6,936 thousand, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has entered into a distribution agreement with MetLife Investors Distribution Company ("MDC"), in which MDC agrees to sell, on the Company's behalf, insurance products through authorized retailers. The Company agrees to compensate MDC for the sale and servicing of such insurance products in accordance with the terms of the agreement. MDC charged the Company $23,735 thousand, $32,190 thousand and $28,531 thousand, included in other expenses, for the years ended December 31, 2008, 2007 and 2006, respectively. In addition, in 2008, the Company has entered into a service agreement with MDC, in which the Company agrees to provide certain administrative services to MDC. MDC agrees to compensate the Company for the administrative services provided in accordance with the terms of the agreements. The Company received fee revenue of $566 thousand, included in other revenues, for the year ended December 31, 2008.

     In 2007, the Company entered into a global service agreement with MetLife Services and Solutions, LLC ("MetLife Services") which provides financial control and reporting processes as well as procurement services to support the activities of the Company. MetLife Services charged the Company $44 thousand, included in other expenses, for services performed under the global service agreement for the year ended December 31, 2008. The Company did not incur any such expenses for the year ended December 31, 2007.

     The Company has entered into an investment service agreement with several affiliates ("Advisors"), in which the Advisors provide investment advisory and administrative services to registered investment companies which serve as investment vehicles for certain insurance contracts issued by the Company. Per the agreement, the net profit or loss of the Advisors is allocated to the Company resulting in revenue of $5,071 thousand, $4,451 thousand and $2,503 thousand included in universal life and investment-type product policy fees, for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company had net payables to affiliates of $7,518 thousand and net receivables from affiliates of $4,051 thousand at December 31, 2008 and 2007, respectively, related to the items discussed above. These payables exclude affiliated reinsurance balances discussed in Note 6.

     See Notes 2 and 5 for additional related party transactions.

13.  SUBSEQUENT EVENT

     See Note 9 for information regarding a subsequent event.

                                    PART C

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



a.   Financial Statements
     -----------------------------------------------------------------------------------------

The following financial statements of the Separate Account are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Statement of Assets and Liabilities of December 31, 2008.

3.   Statement of Operations for the year ended December 31, 2008.

4.   Statement of Changes in Net Assets for the years ended December 31, 2008 and 2007.

5.   Notes to Financial Statements.

The following financial statements of the Company are included in Part B hereof:

1.   Report of Independent Registered Public Accounting Firm.

2.   Balance Sheets as of December 31, 2008 and 2007.

3.   Statements of Income for the years ended December 31, 2008, 2007 and 2006.

4.   Statements of Stockholder's Equity for the years ended December 31, 2008, 2007 and 2006.

5.   Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.

6.   Notes to Financial Statements.




b.            Exhibits
              ----------

1.            Resolution of Board of Directors of the Company authorizing the establishment of the Variable
              Account.(1)

2.            Not Applicable.

3.   (i)      Principal Underwriter's and Selling Agreement. (effective January 1, 2001). (7)

     (ii)     Amendment to Principal Underwriter's and Selling Agreement. (Effective January 1, 2002). (7)

     (iii)    Form of Retail Sales Agreement (MLIDC 7-01-05 (LTC)). (13)

     (iv)     Agreement and Plan of Merger (12-01-04) (MLIDC into GAD). (15)

4.   (i)      Individual Flexible Purchase Payment Deferred Variable Annuity Contract. [cover 6010 (11/05)-PE-II and base 6010 (02/02)]. (11)

     (ii)     Death Benefit Rider - (Principal Protection) 6015 (02/02). (6)

     (iii)    Death Benefit Rider - (Annual Step-Up). (2)

     (iv)     Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider. (2)

     (v)      Waiver of Withdrawal Charge for Terminal Illness Rider. (2)

     (vi)     Unisex Annuity Rates Rider. (2)

     (vii)    Endorsement (Name Change effective February 5, 2001. First MetLife Investors Insurance Company;
              formerly First Cova Life Insurance Company). (4)

     (viii)   Individual Retirement Annuity Endorsement 6023.1 (9/02). (7)

     (ix)     Tax Sheltered Annuity Endorsement 6026.1 (9/02). (7)

     (x)      Roth Individual Retirement Annuity Endorsement 6024.1 (9/02). (7)

     (xi)     401 (a)/403 (a) Plan Endorsement 6025.1 (9/02). (7)

     (xii)    Simple Individual Retirement Annuity Endorsement 6276 (9/02). (7)

     (xiii)   Guaranteed Withdrawal Benefit Rider FMLI-670-2 (11/05). (8)

     (xiv)    Form of Contract Schedule 6028-3 (11/05)-PE-II. (11)

     (xv)     Designated Beneficiary Non-Qualified Annuity Endorsement FMLI-NQ-1. (11/05)-I. (9)

     (xvi)    Lifetime Guaranteed Withdrawal Benefit Rider FMLI-690-3 (6/06). (14)


     (xvii)   Form of Contract Schedule (M&E). (6)

5.            Form of Variable Annuity Application. (6)

6.   (i)      Copy of Articles of Incorporation of the Company. (1)

     (ii)     Copy of Amended and Restated Bylaws of the Company. (3)

7.   (i)      Reinsurance Agreement between First MetLife Investors Insurance Company and Metropolitan Life
              Insurance Company. (5)

8.   (i)      Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., MetLife
              Investors Distribution Company and First MetLife Investors Insurance Company (February 12, 2001).
              (3)

     (ii)     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors, LLC, Metropolitan
              Life Insurance Company and First MetLife Investors Insurance Company (July 1, 2004). (10)

     (iii)    Participation Agreement Among First MetLife Investors Insurance Company, MetLife Investors
              Distribution Company, Alliance Capital Management L.P. and Alliance Bernstein Investment Research
              and Management, Inc. (effective 12-01-05) (12)



   (iv)   (a.)     Fund Participation Agreement Among First MetLife Investors Insurance Company, American Funds
                   Insurance Series and Capital Research and Management Company (effective 04-29-03)(13)

          (b.)     First Amendment the Fund Participation Agreement Among First MetLife Investors Insurance
                   Company, American Funds Insurance Series and Capital Research and Management Company dated
                   November 1, 2005 (effective 01-01-2007) (16)



   (v)   (a.)     Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/
                  Templeton Distributors, Inc., First MetLife Investors Insurance Company and MetLife Investors
                  Distribution Company (effective 09-01-05); Amendment dated 09-01-05; Amendment dated 05-03-04;
                  Amendment dated 11-01-05. (12)

         (b.)     Amendment No. 4 to Participation Agreement Among Franklin Templeton Variable Insurance
                  Products Trust, Franklin/Templeton Distributors, Inc., First MetLife Investors Insurance Company and
                  MetLife Investors Distribution Company (effective 04-30-07)(19)



      (vi)     Participation Agreement Among Pioneer Variable Contracts Trust, First MetLife Investors Insurance
               Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective
               11-01-2005) (12)

      (vii)    Amendment No. 2 to Participation Agreement Among Putnam Variable Trust, Putnam Retail
               Management Limited Partnership and First MetLife Investors Insurance Company (effective 02-27-2006)
                  (12)

      (viii)   Participation Agreement Among Smith Barney Allocation Series Inc., Citigroup Global Markets Inc. and
               First MetLife Investors Insurance Company (effective 11-01-2005) (12)

      (ix)     Participation Agreement Among Smith Barney Investment Series, Citigroup Global Markets Inc. and
               First MetLife Investors Insurance Company (effective 11-01-2005) (12)

      (x)      Participation Agreement Among Smith Barney Multiple Discipline Trust, Citigroup Global Markets Inc.
               and First MetLife Investors Insurance Company (effective 11-01-2005) (12)

      (xi)     Participation Agreement Among The Universal Institutional Funds, Inc., Morgan Stanley Distribution,
               Inc., Morgan Stanley Investment Management Inc. and First MetLife Investors Insurance Company
               (effective 11-01-2005) (12)

      (xii)    Participation Agreement Among Van Kampen Life Investment Trust, Van Kampen Funds Inc. and First
               MetLife Investors Insurance Company (effective 11-01-05) (12)

      (xiii)   Participation Agreement Among Fidelity Variable Insurance Products Funds, Fidelity Distribution
               Corporation and First MetLife Investors Insurance Company (effective 11-01-2005) (12)

      (xiv)    Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife
               Securities, Inc. and First MetLife Investors Insurance Company (effective April 30, 2007) (15)

      (xv)     Participation Agreement Among Greenwich Street Series Fund, Citigroup Global Markets Inc. and First
               MetLife Investors Insurance Company (effective November 1, 2005) (17)


      (xvi)    Participation Agreement Among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and First
               MetLife Investors Insurance Company (effective 02-23-06) (20)

      (xvii)   Participation Agreement Among Salomon Brothers Variable Series Fund Inc., Citigroup Global Markets Inc.
               and First MetLife Investors Insurance Company (effective 11-01-05) (20)

      (xviii)  Participation Agreement Among Legg Mason Partners Variable Equity Trust, Legg Mason Partners
               Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC
               and First MetLife Investors Insurance Company (filed herewith)


9.             Opinion and Consent of Counsel. (6)

10.   (i)      Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (filed herewith)



          (ii)   Consent of Independent Registered Public Accounting Firm (MetLife, Inc.) (filed herewith)


11.              Not Applicable.

12.              Not Applicable.


13.              Powers of Attorney for Michael K. Farrell, Norse N. Blazzard, Robert L. Davidow, Elizabeth M. Forget,
                 George Foulke, Richard A. Hemmings, Jay S. Kaduson, Lisa S. Kuklinski, Richard C. Pearson, Thomas
                 A. Price, Thomas J. Skelly, Paul A. Sylvester, Jeffrey A. Tupper and James J. Reilly (filed herewith)


      (1)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                 Nos. 033-74174 and 811-08306) as electronically filed on December 30, 1999.

      (2)        incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-96773 and 811-08306) as
                 electronically filed on July 19, 2002.

      (3)        incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                 333-96773 and 811-08306) as electronically filed on October 15, 2002.

      (4)        incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos.
                 033-74174 and 811-08306) as electronically filed on May 1, 2001.

      (5)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on April 30, 2003.

      (6)        incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration
                 Statement on Form N-4 (File Nos. 333-137869 and 811-08306) as electronically filed on December 22,
                 2006.

      (7)        incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File
                 Nos. 333-96773 and 811-08306) as electronically filed on November 2, 2004.

      (8)        incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos.
                 333-125613 and 811-08306) as electronically filed on June 8, 2005.

      (9)        incorporated herein by reference to Registrant's Pre-Effective Amendment No.1 to Form N-4 (File Nos.
                 333-125613 and 811-08306) as electronically filed on September 15, 2005.

   (10)          incorporated herein by reference to Registrant's Post-effective Amendment No. 8 to Form N-4 (File Nos.
                 333-96773 and 811-08306) as electronically filed on October 7, 2005.

   (11)          incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos.
                 333-125617 and 811-08306) as electronically filed on September 16, 2005.

   (12)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File
                 Nos. 333-125617 and 811-08306) as electronically filed on April 21, 2006.

   (13)          incorporated herein by reference to MetLife Investors USA Separate Account A's Post-Effective
                 Amendment No.10 to Form N-4 (File Nos. 333-54464 and 811-03365) as electronically filed on April
                 24, 2006.

   (14)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 10 to Form N-4 (Files
                 Nos. 333-96773 and 811-08306) filed electronically on April 21, 2006.

   (15)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files
                 Nos. 333-96777 and 811-08306) filed electronically on April 18, 2007.

   (16)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (Files
                 Nos. 333-96773 and 811-08306) filed electronically on April 18, 2007.

   (17)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (Files
                 Nos. 333-125617 and 811-08306) filed electronically on April 18, 2007.

   (18)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File
                 Nos. 333-137969 and 811-08306) filed electronically on April 18, 2007.

   (19)          incoroporated herein by reference to Registrant's Post-Effective Amendment No. 16 to Form N-4(File
                 Nos. 333-96777 and 811-08306) filed electronically on October 31, 2007.


   (20)          incorporated herein by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 (File
                 Nos. 333-137969 and 811-08306) filed electronically on April 18, 2008


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ------------------------------------------------------------------

Michael K. Farrell                      Chairman of the Board, President,
10 Park Avenue                          Chief Executive Officer and Director
Morristown, NJ 07962

Norse N. Blazzard                       Director
1600 South Federal Highway
Suite 500, Federal Tower
Pompano Beach, FL 33062

James J. Reilly                         Vice President-Finance (principal financial officer and principal
501 Boylston Street                     accounting officer)
Boston, MA 02116

Jay S. Kaduson                          Vice President and Director
10 Park Avenue
Morristown, NJ 07962

Robert L. Davidow                       Director
367 Stanwich Road
Greenwich, CT 06830

Elizabeth M. Forget                     Executive Vice President and Director
1095 Avenue of the Americas
New York, NY 10036

George Foulke                           Director
334 Madison Avenue
Convent Station, NJ 07961

Richard A. Hemmings                     Director
Fidelity Life Associates
1211 West 22nd Street
Oak Brook, IL 60523

Lisa S. Kuklinski                       Vice President and Director
1095 Avenue of the Americas
New York, NY 10036

Thomas A. Price                         Director
66 Davison Lane East
West Islip, NY 11795

Thomas J. Skelly                        Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul A. Sylvester                       Director
10 Park Avenue
Morristown, NJ 07962

Kevin J. Paulson                        Senior Vice President
4700 Westown Parkway
West Des Moines, IA 50266

Richard C. Pearson                      Vice President,
5 Park Plaza, Suite 1900                Associate General Counsel, Secretary and Director
Irvine, CA 92614

Jeffrey A. Tupper                       Assistant Vice President and Director
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jeffrey N. Altman                       Vice President
1095 Avenue of the Americas
New York, NY 10036


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------

Roberto Baron                           Vice President
1095 Avenue of the Americas
New York, NY 10036

Jonathan L. Rosenthal                   Vice President, Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Betty Davis                             Vice President
1 MetLife Plaza
27-01 Queens Plaza North
New York, NY 11101

Patrick D. Studley                      Vice President, Appointed Actuary
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

Christopher A. Kremer                   Vice President
501 Boylston Street
Boston, MA 02116

Marian J. Zeldin                        Vice President
300 Davidson Avenue
Somerset, NJ 08873

Karen A. Johnson                        Vice President
501 Boylston Street
Boston, MA 02116

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul L. LeClair                         Vice President
501 Boylston Street
Boston, MA 02116

Robert L. Staffier                      Vice President
501 Boylston Street
Boston, MA 02116

Mark S. Reilly                          Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Gene Lunman                             Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Gregory E. Illson                       Vice President
501 Boylston Street
Boston, MA 02116

Bennett D. Kleinberg                    Vice President
1300 Hall Boulevard
Bloomfield, CT 06002-2910

Jeffrey P. Halperin                     Vice President
1095 Avenue of the Americas
New York, NY 10036

Eric T. Steigerwalt                     Treasurer
1095 Avenue of the Americas
New York, NY 10036

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


    The Registrant is a separate account of First MetLife Investors Insurance Company under New York state insurance law. First MetLife Investors Insurance Company is a wholly-owned direct subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

             ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                                AS OF DECEMBER 31, 2008

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2008. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Vermont (VT)

      5.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones Mexico S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by MetLife International Holdings, Inc.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.29459% is owned by MetLife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. and 0.01% is owned by MetLife Pensiones Mexico S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A.


            c) MetA SIEFORE Adicional, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            d) Met3 SIEFORE Basica, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            e) Met4 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

            f) Met5 SIEFORE, S.A. de C.V. (Mexico) - 99.99% is owned by MetLife Afore, S.A. de C.V. and .01% is owned by MetLife Mexico S.A.

      2. ML Capacitacion Comercial S.A. de C.V. (Mexico) - 99% is owned by MetLife Mexico S.A. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.


      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99924% is owned by MetLife International Holdings, Inc. and 0.00076% is owned by Natiloporterm Holdings, Inc.


      5. MetLife Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.


      6. MetLife Insurance Company of Korea Limited (South Korea)- 14.64% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 85.36% is owned by Metlife International Holdings, Inc.


      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 66.6617540% is owned by MetLife International Holdings, Inc.
            and 33.3382457% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.


      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Limited (United Kingdom)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13.   MetLife Insurance S.A./NV (Belgium)

      14.   MetLife Services Limited (United Kingdom)

      15.   MetLife Insurance Limited (Australia)

            a)    MetLife Investments Pty Limited (Australia)

                  i) MetLife Insurance and Investment Trust (Australia) - MetLife Insurance and Investment Trust is a trust vehicle, the trustee of which is MetLife Investment Pty Limited. MetLife Investments Pty Limited is a wholly owned subsidiary of MetLife Insurance Limited.

            b)    MetLife Services (Singapore) PTE Limited (Australia)

      16. MetLife Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      17. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      18. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.


           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by MetLife Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by MetLife Seguros de Retiro SA.


      19.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)


            c)    MetLife Limited (Hong Kong)


U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  i) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.    Thorngate, LLC (DE)

      7.    Alternative Fuel I, LLC (DE)

      8.    Transmountain Land & Livestock Company (MT)

      9.    MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            b) Mezzanine Investment Limited Partnership-LG (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            c) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

            d) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 99% Limited Partnership Interest is held by Metropolitan Life Insurance Company.

      17.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      18.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      19.   Bond Trust Account A (MA)

      20.   MetLife Investments Asia Limited (Hong Kong).

      21. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      22. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  i)   GenAmerica Management Corporation (MO)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by 23rd Street Investments, Inc.

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

                 (i)   MetLife Investment Funds Management LLC (NJ)

                (ii)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      40.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      41.   Housing Fund Manager, LLC (DE)


            a) MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      42.   MLIC Asset Holdings, LLC (DE)

      43.   85 Brood Street LLC (CT)

      44.   The Building at 575 LLC (DE)


V.    MetLife Capital Trust III (DE)

W.    MetLife Capital Trust IV (DE)


X.    MetLife Insurance Company of Connecticut (CT)

      1.    MetLife Property Ventures Canada ULC (Canada)


      2. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      3.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Investments Highland Park, LLC (DE)

      5.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      6.    MetLife Canadian Property Ventures LLC (NY)

      7.    Euro TI Investments LLC (DE)

      8.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      9. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut.

      10.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

      11.   TIC European Real Estate LP, LLC (DE)

      12.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      13.   Travelers International Investments Ltd. (Cayman Islands)

      14.   Euro TL Investments LLC (DE)

      15.   Corrigan TLP LLC (DE)

      16.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  i)    Panther Valley, Inc. (NJ)

      17. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company.

      18.   Tribeca Distressed Securities, L.L.C. (DE)

      19.   MetLife Investors USA Insurance Comapny (DE)


Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           i)    MetLife Services East Private Limited (India)


           ii) MetLife Global Operations Support Center Private Limited - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, Inc.


CC.   SafeGuard Health Enterprises, Inc. (DE)

      1.   SafeGuard Dental Services, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

DD.   MetLife Capital Trust X (DE)

EE.   Cova Life Management Company (DE)

FF.   MetLife Reinsurance Company of Charleston (SC)

GG.   Federal Flood Certification Corp (TX)

HH.   MetLife Planos Odontologicos Ltda. (Brazil)

II.   Metropolitan Realty Management, Inc. (DE)


The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

3) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT
----
VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS



    As of January 31, 2009, there were 296 qualified contract owners and 330 non-qualified contract owners of PrimElite IV contracts.



ITEM 28. INDEMNIFICATION


    The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors & Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


    The Bylaws of the Company (Article VII, Section VII.1) provide that:


    The Corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he or she, his or her testator, testatrix or interstate, is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him or her in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation, except that no indemnification under this Section shall be made in respect of (1) a threatened action, or a pending action which is settled or is otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such portion of the settlement amount and expenses as the court deems proper.


    The Corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the Corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the Corporation served in any capacity at the request of the Corporation, by reason of the fact that he or she, his or her testator, testatrix or intestate, was a director or officer of the Corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the Corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his or her conduct was unlawful.


    The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he or she reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interest of the Corporation or that he or she had reasonable cause to believe that his or her conduct was unlawful.


    A person who has been successful, on the merits or otherwise, in the defense of a civil or criminal action or proceeding of the character described in the first two paragraphs of this Article VII, shall be entitled to indemnification as authorized in such paragraphs. Except as provided in the preceding sentence and unless ordered by a court, any indemnification under such paragraphs shall be made by the Corporation, only if authorized in the specific case:


  (1) By the Board of Directors acting by a quorum consisting of directors who are not parties to such action or proceeding upon a finding that the director, officer or employee has met the standard of conduct set forth in the first two paragraphs of this Article VII, as the case may be or

  (2) If such a quorum is not obtainable with due diligence or, even if obtainable, a quorum of disinterested directors so directs,


    (a) By the Board of Directors upon the opinion in writing of independent legal counsel that indemnification is proper in the circumstances because the applicable standard of conduct set forth in the first two paragraphs of this Article VII has been met by such director, officer or employee, or

    (b) By the shareholders upon a finding that the director, officer or employee has met the applicable standard of conduct set forth in such paragraphs.

    Expenses, including attorneys' fees, incurred in defending a civil or criminal action or a proceeding may be paid by the Corporation in advance of the final disposition of such action or proceeding, if authorized in accordance with the preceding paragraph, subject to repayment to the Corporation in case the person receiving such advancement is ultimately found, under the procedure set forth in this Article VII, not to be entitled to indemnification or, where indemnification is granted, to the extent the expenses so advanced by the Corporation exceed the indemnification to which he or she is entitled.


    Nothing herein shall affect the right of any person to be awarded indemnification or, during the pendency of litigation, an allowance of expenses, including attorneys' fees, by a court in accordance with the law.


    If any expenses or other amounts are paid by way of indemnification, otherwise than by court order or action by the shareholders, the Corporation shall, not later than the next annual meeting of shareholders unless such meeting is held within three months from the date of such payment, and in any event, within fifteen months from the date of such payment, mail to its shareholders of record at the time entitled to vote for the election of directors a statement specifying the persons paid, the amounts paid, and the nature and status at the time of such payment of the litigation or threatened litigation.


    The Corporation shall have the power, in furtherance of the provisions of this Article VII, to apply for, purchase and maintain insurance of the type and in such amounts as is or may hereafter be permitted by Section 726 of the Business Corporation Law.


    No payment of indemnification, advancement or allowance under Sections 721 to 726, inclusive, of the Business Corporation Law shall be made unless a notice has been filed with the Superintendent of Insurance of the State of New York, not less than thirty days prior to such payment, specifying the persons to be paid, the amounts to be paid, the manner in which such payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.


    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by the director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


  (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):


    Met Investors Series Trust

       MetLife Investors USA Separate Account A

       MetLife Investors USA Variable Life Account A
       MetLife Investors Variable Annuity Account One
       MetLife Investors Variable Annuity Account Five
       MetLife Investors Variable Life Account One
       MetLife Investors Variable Life Account Five
       General American Separate Account Eleven
       General American Separate Account Twenty-Eight
       General American Separate Account Twenty-Nine
       General American Separate Account Two
       Security Equity Separate Account Twenty-Six

       Security Equity Separate Account Twenty-Seven
       MetLife of CT Separate Account QPN for Variable Annuities
       MetLife of CT Fund UL for Variable Life Insurance
       MetLife of CT Fund UL III for Variable Life Insurance

       MetLife of CT Separate Account Eleven for Variable Annuities Metropolitan Life Separate Account E

       Metropolitan Series Fund, Inc.
       Metropolitan Tower Life Separate Account One
       Metropolitan Tower Life Separate Account Two


Metropolitan Life Separate Account UL
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D
Metropolitan Series Fund, Inc.
Metropolitan Life Variable Annuity Separate Account II
Metropolitan Life Variable Annuity Separate Account I


  (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.




NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   --------------------------------------------------------------------

Michael K. Farrell                      Director
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1095 Avenue of the Americas
New York, NY 10036

Paul A. Sylvester                       President, National Sales Manager-Annuities & LTC
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President, Investment Fund Management & Marketing
1095 Avenue of the Americas
New York, NY 10036

Paul A. LaPiana                         Executive Vice President, National Sales Manager-Life
5 Park Plaza, Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President, General Counsel and Secretary
5 Park Plaza, Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President, Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

John C. Kennedy                         Senior Vice President, National Sales Manager, Bank and
1 MetLife Plaza                         Broker/Dealer
27-01 Queens Plaza North
Long Island City, NY 11101

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, National Sales Manager, Independent Planners
1 MetLife Plaza                         and Insurance Advisors
27-01 Queens Plaza North
Long Island City, NY 11101


NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------------------------

Jeffrey A. Barker                       Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel Head-National Accounts
5 Park Plaza, Suite 1900
Irvine, CA 92614

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
1095 Avenue of the Americas
New York, NY 10036

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza, Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza, Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
1095 Avenue of the Americas
New York, NY 10036


  (c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:




                   (1)                           (2)              (3)            (4)           (5)
                                           Net Underwriting
                                            Discounts And     Compensation    Brokerage       Other
Name of Principal Underwriter                Commissions     On Redemption   Commissions   Compensation
----------------------------------------- ----------------- --------------- ------------- -------------

 MetLife Investors Distribution Company      $27,400,397         $0             $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:


    (a) Registrant


    (b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


    (c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
02110


    (d) MetLife Investors Distribution Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (e) MetLife Investors Insurance Company, 5 Park Plaza, Suite 1900, Irvine, CA 92614


    (f) MetLife, 4010 Boy Scout Blvd., Tampa, FL 33607


    (g) MetLife, 501 Boylston Street, Boston, MA 02116


    (h) MetLife, 200 Park Avenue, New York, NY 10166

ITEM 31. MANAGEMENT SERVICES


    Not Applicable.


ITEM 32. UNDERTAKINGS


    a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.


    b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


    c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS


    First MetLife Investors Insurance Company (Company) hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


    The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;


    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of New York, and State of New York, on this 15th day of April, 2009.

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
(Registrant)

By: FIRST METLIFE INVESTORS INSURANCE COMPANY


By: /s/ Richard C. Pearson
    ------------------------------------
    Richard C. Pearson
    Vice President and Associate General Counsel


FIRST METLIFE INVESTORS INSURANCE COMPANY
(Depositor)

By: /s/ Richard C. Pearson
    ------------------------------------
    Richard C. Pearson
    Vice President and Associate General Counsel

     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 15, 2009.


/s/ Michael K. Farrell*                 Chairman of the Board, President, Chief
-------------------------------------   Executive Officer, and Director
Michael K. Farrell

/s/ James J. Reilly*                    Vice President-Finance (principal
-------------------------------------   financial officer and principal
James J. Reilly                         accounting officer)

/s/ Norse N. Blazzard*                  Director
-------------------------------------
Norse N. Blazzard

/s/ Robert L. Davidow*                  Director
-------------------------------------
Robert L. Davidow

/s/ Elizabeth M. Forget*                Director and Executive Vice President
-------------------------------------
Elizabeth M. Forget

/s/ George Foulke*                      Director
-------------------------------------
George Foulke

/s/ Richard A. Hemmings*                Director
-------------------------------------
Richard A. Hemmings

/s/ Jay S. Kaduson*                     Director and Vice President
-------------------------------------
Jay S. Kaduson

/s/ Lisa S. Kuklinski*                  Director and Vice President
-------------------------------------
Lisa S. Kuklinski

/s/ Richard C. Pearson*                 Director, Vice President, Associate
-------------------------------------   General Counsel and Secretary
Richard C. Pearson

/s/ Thomas A. Price*                    Director
-------------------------------------
Thomas A. Price

/s/ Paul A. Sylvester*                  Director
-------------------------------------
Paul A. Sylvester

/s/ Jeffrey A. Tupper*                  Director and Assistant Vice President
-------------------------------------
Jeffrey A. Tupper

/s/ Thomas J. Skelly*                   Director
-------------------------------------
Thomas J. Skelly


*By: /s/ Michele H. Abate
     -----------------------------------
     Michele H. Abate, Attorney-In-Fact
     April 15, 2009

* First MetLife Investors Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated, pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS


8 (xviii)   Participation Agreement Among Legg Mason Partners Variable Equity
            Trust, Legg Mason Partners Variable Income Trust, Legg Mason
            Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and
            First MetLife Investors Insurance Company

10 (i) Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

10 (ii) Consent of Independent Registered Public Accounting Firm (MetLife, Inc.) (Deloitte & Touche LLP)

13          Powers of Attorney